UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio	7

PowerShares DWA Emerging Markets Technical Leaders Portfolio	9

PowerShares Dynamic Developed International Opportunities Portfolio	12

PowerShares Emerging Markets Infrastructure Portfolio	16

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	21

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	33

PowerShares FTSE RAFI Emerging Markets Portfolio	50

PowerShares FTSE RAFI Europe Portfolio	54

PowerShares FTSE RAFI Japan Portfolio	61

PowerShares Global Agriculture Portfolio	63

PowerShares Global Biotech Portfolio	65

PowerShares Global Clean Energy Portfolio	66

PowerShares Global Coal Portfolio	69

PowerShares Global Gold and Precious Metals Portfolio	70

PowerShares Global Nuclear Energy Portfolio	72

PowerShares Global Progressive Transportation Portfolio	74

PowerShares Global Steel Portfolio	76

PowerShares Global Water Portfolio	78

PowerShares Global Wind Energy Portfolio	80

PowerShares MENA Frontier Countries Portfolio	82

Statements of Assets and Liabilities	84

Statements of Operations	88

Statements of Changes in Net Assets	92

Financial Highlights	100

Notes to Financial Statements	111

Board Considerations Regarding Continuation of Investment Advisory Agreement	134

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	589	70	52	78	55	17	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	589	44	40	115	71	35	43
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	727	84	96	135	80	33	32
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	387	29	35	85	57	41	53
PAF	PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	6/25/07	719	62	66	114	94	52	49
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	719	80	81	169	98	41	45
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	653	37	53	100	101	83	84
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	653	67	71	197	110	29	25
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	719	81	93	175	98	33	22
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	719	51	64	98	65	33	93
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	406	41	54	99	56	31	23
PBTQ	PowerShares Global Biotech Portfolio	9/18/08	406	74	86	135	10	2	26
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	727	74	106	189	94	54	26
PKOL	PowerShares Global Coal Portfolio	9/18/08	406	42	50	77	27	20	36
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	406	40	42	79	43	23	38
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	524	73	95	106	50	10	9
PTRP	PowerShares Global Progressive Transportation Portfolio	9/18/08	406	57	80	123	46	5	10
PSTL	PowerShares Global Steel Portfolio	9/18/08	406	38	62	112	52	31	15
PIO	PowerShares Global Water Portfolio	6/13/07	727	92	124	182	65	22	15
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	462	53	58	87	46	22	42
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	457	32	34	63	62	28	42

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	72	58	80	32	22	18
PIE	49	33	75	47	12	25
PFA	90	51	64	25	16	21
PXR	22	27	27	5	1	5
PAF	51	53	83	56	23	16
PXF	59	39	56	28	15	8
PDN	34	23	47	41	25	25
PXH	58	34	41	9	7	5
PEF	72	56	47	25	10	7
PJO	55	73	79	49	24	35
PAGG	34	22	34	8	3	1
PBTQ	38	22	7	2	2	2
PBD	58	45	42	19	11	9
PKOL	49	40	41	16	3	5
PSAU	36	37	34	18	6	10
PKN	72	46	31	19	4	9
PTRP	40	30	11	1	1	2
PSTL	47	10	29	6	1	3
PIO	80	43	48	24	10	22
PWND	54	35	35	19	6	5
PMNA	36	34	54	31	15	26

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$1,109.19	0.80%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$1,170.26	0.90%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,068.62	0.75%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Emerging Markets Infrastructure Portfolio Actual	$1,000.00	$1,120.45	0.75%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (continued)

	Beginning Account Value Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,094.97	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$1,005.80	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,071.73	0.75%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,106.58	0.85%	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$966.34	0.75%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$1,103.43	0.75%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Agriculture Portfolio Actual	$1,000.00	$1,092.09	0.75%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Biotech Portfolio Actual	$1,000.00	$1,151.85	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$945.03	0.75%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Coal Portfolio Actual	$1,000.00	$1,207.55	0.75%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Gold and Precious Metals Portfolio Actual	$1,000.00	$1,213.16	0.75%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$1,078.06	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Progressive Transportation Portfolio Actual	$1,000.00	$1,133.56	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (continued)

	Beginning Account Value Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Global Steel Portfolio Actual	$1,000.00	$1,169.13	0.75%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Water Portfolio Actual	$1,000.00	$1,087.20	0.75%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Wind Energy Portfolio Actual	$1,000.00	$814.91	0.75%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares MENA Frontier Countries Portfolio Actual	$1,000.00	$966.46	0.70%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

Portfolio Composition

PowerShares DWA Developed Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Materials	25.5
Industrials	18.2
Consumer Discretionary	14.9
Financials	11.5
Information Technology	10.8
Energy	8.2
Consumer Staples	6.3
Telecommunication Services	2.5
Health Care	2.0
Other	0.1

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—14.0%
10,197	Australia & New Zealand Banking Group Ltd.	$227,211
46,622	Boral Ltd.	253,551
124,002	Challenger Financial Services Group Ltd.	473,391
28,829	Coca-Cola Amatil Ltd.	299,404
6,514	Cochlear Ltd.	446,599
5,161	Commonwealth Bank of Australia	277,793
20,528	Computershare Ltd.	224,264
455,660	GPT Group REIT	244,935
7,643	Leighton Holdings Ltd.	259,076
91,130	Lihir Gold Ltd.	323,970
176,345	Mirvac Group REIT	227,649
8,220	Newcrest Mining Ltd.	249,615
67,910	OneSteel Ltd.	219,723
11,067	Orica Ltd.	269,995
74,010	Paladin Energy Ltd.*	271,131
8,703	Wesfarmers Ltd.	234,703
11,998	Woolworths Ltd.	301,512
		4,804,522
	Austria—0.0%
1,356	Bank of Austria 'Escrow'*	—
	Bermuda—1.0%
13,706	Seadrill Ltd.	344,878
	Canada—17.6%
4,968	Canadian National Railway Co.	298,173
22,194	CGI Group, Inc., Class A*	329,563
8,648	First Quantum Minerals Ltd.	665,474
12,141	Gildan Activewear, Inc.*	353,376
7,754	Inmet Mining Corp.	403,681

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
46,635	Ivanhoe Mines Ltd.*	$744,521
7,234	Metro, Inc., Class A	320,686
6,214	Petrobank Energy & Resources Ltd.*	314,304
50,052	Sherritt International Corp.	390,394
32,081	Silver Wheaton Corp.*	632,213
20,163	Sino-Forest Corp.*	359,524
8,477	SNC-Lavalin Group, Inc.	422,155
19,795	Teck Resources Ltd., Class B*	780,191
		6,014,255
	Cayman Islands—0.9%
80,000	Li Ning Co. Ltd.	307,044
	China—3.2%
30,500	Tencent Holdings Ltd.	630,756
487,000	Yangzijiang Shipbuilding Holdings Ltd.	473,024
		1,103,780
	Finland—1.7%
8,621	Metso Oyj	332,108
9,755	Sampo Oyj, Class A	239,453
		571,561
	France—4.8%
2,020	PPR	271,120
5,136	Renault SA*	237,629
24,911	Rhodia SA*	574,582
3,712	Technip SA	296,413
7,703	Valeo SA*	257,301
		1,637,045
	Germany—5.7%
4,806	Continental AG*	271,779
3,385	Deutsche Bank AG	235,946

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,253	Hochtief AG	$268,153
121,452	Infineon Technologies AG*	858,742
6,599	Lanxess AG	312,396
		1,947,016
	Hong Kong—9.7%
86,000	China Taiping Insurance Holdings Co. Ltd.*	284,638
752,000	GOME Electrical Appliances Holdings Ltd.*	242,368
53,000	Kerry Properties Ltd.	244,490
81,000	Kingboard Chemical Holdings Ltd.	434,263
58,000	Li & Fung Ltd.	279,620
161,500	Lifestyle International Holdings Ltd.	314,264
71,000	MTR Corp.	248,813
286,000	Noble Group Ltd.	620,234
146,000	Tingyi Cayman Islands Holding Corp.	362,708
54,000	Wharf Holdings Ltd. (The)	292,055
		3,323,453
	Japan—5.6%
17,000	Elpida Memory, Inc.*	361,857
26,000	Kubota Corp.	228,182
2,300	Nidec Corp.	235,790
19,000	Nippon Electric Glass Co. Ltd.	289,506
30,300	Nissan Motor Co. Ltd.*	263,435
13,200	SoftBank Corp.	294,980
4,900	Terumo Corp.	249,434
		1,923,184
	Luxembourg—0.7%
10,236	SES FDR	234,280
	Norway—3.7%
32,805	DnB NOR ASA	387,850
28,932	Petroleum Geo-Services ASA*	397,770
18,549	Telenor ASA*	263,421
6,508	Yara International ASA	225,590
		1,274,631
	Singapore—3.7%
15,000	Jardine Cycle & Carriage Ltd.	329,771
105,000	Keppel Land Ltd.	282,963
93,000	SembCorp Marine Ltd.	284,552
75,000	Wilmar International Ltd.	376,537
		1,273,823
	Spain—1.5%
4,388	Inditex SA	271,220
8,674	Obrascon Huarte Lain SA	246,365
		517,585
	Switzerland—2.8%
19,502	ABB Ltd.*	373,436
1,792	Geberit AG*	317,483

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,114	Schindler Holding AG	$270,009
		960,928
	United Kingdom—21.2%
18,996	Antofagasta PLC	288,127
90,086	ARM Holdings PLC	347,599
31,982	Burberry Group PLC	327,686
42,878	Cairn Energy PLC*	261,778
35,398	Compass Group PLC	287,997
45,846	Cookson Group PLC*	393,056
24,494	IMI PLC	266,451
24,269	Inmarsat PLC	282,491
29,155	Investec PLC	230,679
263,530	ITV PLC*	270,445
29,113	Kazakhmys PLC	617,021
78,728	Kingfisher PLC	300,157
7,809	Next PLC	273,009
161,610	Old Mutual PLC*	285,333
30,682	Petrofac Ltd.	530,857
176,373	Rentokil Initial PLC*	342,201
8,637	SABMiller PLC	270,876
28,103	Serco Group PLC	269,835
23,541	Tullow Oil PLC	410,161
12,050	Vedanta Resources PLC	460,807
21,035	Weir Group PLC (The)	315,904
15,031	Xstrata PLC	246,663
		7,279,133
	United States—2.1%
10,027	Domtar Corp.*	712,686
	Total Common Stocks and Other Equity Interests (Cost $29,632,753)	34,229,804
	Warrant—0.0%
	Hong Kong—0.0%
6,250	Kingboard Chemical Holdings Ltd., expiring 10/31/12* (Cost $0)	1,851
Total Investments	(Cost $29,632,753)—99.9%	34,231,655
	Other assets less liabilities—0.1%	44,610
	Net Assets—100.0%	$34,276,265

Investment Abbreviations:

FDR Fidiciary Depositary Receipt
REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Emerging Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Materials	25.0
Consumer Staples	15.7
Financials	13.9
Industrials	12.2
Consumer Discretionary	9.0
Energy	6.7
Health Care	6.2
Telecommunication Services	4.4
Information Technology	3.7
Utilities	3.0
Other	0.2
Money Market Fund	0.0

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.7%
16,383	BHP Billiton PLC	$503,630
	Brazil—10.7%
13,280	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	909,813
7,845	Cia de Bebidas das Americas ADR	767,241
41,275	Cia Paranaense de Energia ADR	853,567
34,370	Cia Siderurgica Nacional SA ADR	641,000
34,429	Gerdau SA ADR	564,636
41,145	NET Servicos de Comunicacao SA ADR*	483,454
10,038	Petroleo Brasileiro SA ADR	425,912
16,979	Ultrapar Participacoes SA ADR	800,220
72,008	Vivo Participacoes SA ADR	1,906,052
		7,351,895
	Cayman Islands—1.2%
42,034	WuXi PharmaTech Cayman, Inc. ADR*	807,053
	Chile—1.0%
35,412	Lan Airlines SA ADR	674,244
	China—14.8%
584,000	Air China Ltd., H-Shares*	645,336
238,000	Angang Steel Co. Ltd., H-Shares	367,121
1,875	Baidu, Inc. ADR*	1,292,438
125,000	China Life Insurance Co. Ltd., H-Shares	575,573
141,000	China Shenhua Energy Co. Ltd., H-Shares	605,060
1,630,000	China Southern Airlines Co. Ltd., H-Shares*	834,423
9,866	Ctrip.com International Ltd. ADR*	360,306
63,000	Dongfang Electric Corp. Ltd., H-Shares	408,503

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
234,000	Jiangxi Copper Co. Ltd., H-Shares	$490,818
12,706	Mindray Medical International Ltd. ADR	485,369
13,588	NetEase.com, Inc. ADR*	473,814
1,120,000	Nine Dragons Paper Holdings Ltd.	1,889,354
53,907	Solarfun Power Holdings Co. Ltd. ADR*	465,756
106,000	Weichai Power Co. Ltd., H-Shares	866,812
516,000	Zijin Mining Group Co. Ltd., H-Shares	402,128
		10,162,811
	Hong Kong—1.8%
121,000	Hengan International Group Co. Ltd.	928,927
428,500	Sino-Ocean Land Holdings Ltd.	328,518
		1,257,445
	India—2.0%
4,725	HDFC Bank Ltd. ADR	704,592
15,876	ICICI Bank Ltd. ADR	675,048
		1,379,640
	Indonesia—8.8%
277,500	Astra Agro Lestari Tbk PT	673,826
174,334	Astra International Tbk PT	900,882
2,962,500	Bank Negara Indonesia Persero Tbk PT	843,176
3,873,000	Holcim Indonesia Tbk PT*	994,711
1,903,000	Indofood Sukses Makmur Tbk PT	811,906
755,000	Semen Gresik Persero Tbk PT	679,847
295,000	Tambang Batubara Bukit Asam Tbk PT	600,451
254,000	United Tractors Tbk PT	542,829
		6,047,628
	Israel—0.8%
17,662	Cellcom Israel Ltd.	535,159

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—1.5%
28,319	Ternium SA ADR*	$1,046,104
	Malaysia—7.4%
566,400	Affin Holdings Bhd	531,500
387,900	AMMB Holdings Bhd	602,286
1,177,300	Berjaya Corp. Bhd	625,630
264,100	EON Capital Bhd	584,468
194,544	Parkson Holdings Bhd	352,779
220,500	Proton Holdings Bhd*	329,976
1,087,800	SapuraCrest Petroleum Bhd	777,330
181,400	Top Glove Corp. Bhd	720,475
669,781	Wah Seong Corp. Bhd	535,164
		5,059,608
	Mexico—11.0%
90,800	Coca-Cola Femsa SAB de CV, Series L	639,556
110,700	Corporacion GEO SAB de CV, Series B*	352,398
128,400	Fomento Economico Mexicano SAB de CV	611,386
62,400	Grupo Bimbo SAB de CV, Series A	501,063
510,500	Grupo Famsa SAB de CV, Class A*	941,970
174,500	Grupo Financiero Banorte SAB de CV, Class O	705,235
317,900	Grupo Mexico SAB de CV, Series B	843,283
413,000	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	539,514
31,935	Industrias Penoles SAB de CV	681,823
284,800	Mexichem SAB de CV	820,820
165,400	Promotora y Operadora de Infraestructura SAB de CV*	415,929
222,100	Wal-Mart de Mexico SAB de CV, Series V	522,245
		7,575,222
	Peru—3.4%
485,899	Alicorp SA	594,038
12,026	Credicorp Ltd.	1,044,578
27,765	Sociedad Minera Cerro Verde SAA	697,179
		2,335,795
	Russia—2.9%
61,593	Mechel ADR	1,582,940
20,335	Wimm-Bill-Dann Foods OJSC ADR	442,286
		2,025,226
	Singapore—1.3%
840,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	889,312
	South Africa—11.1%
165,840	Aspen Pharmacare Holdings Ltd.*	1,873,479
37,903	Exxaro Resources Ltd.	630,274
83,922	Illovo Sugar Ltd.	331,557
62,873	JSE Ltd.	615,432

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,746	Kumba Iron Ore Ltd.	$840,882
2,671,188	Merafe Resources Ltd.	658,907
118,410	Mvelaphanda Resources Ltd.*	821,723
24,873	Naspers Ltd., Class N	1,006,262
51,451	Northam Platinum Ltd.	364,109
46,845	Shoprite Holdings Ltd.	499,397
		7,642,022
	South Korea—9.6%
11,680	Dongbu Insurance Co. Ltd.	368,468
6,895	GS Engineering & Construction Corp.	521,188
9,494	Hanwha Corp.	351,093
3,392	Hyundai Motor Co.	413,678
5,052	Hyundai Steel Co.	411,986
8,539	KB Financial Group, Inc. ADR	416,703
43,610	Kia Motors Corp.	1,064,081
2,014	LG Household & Health Care Ltd.	550,586
904	POSCO	405,384
8,558	Samsung C&T Corp.	404,680
9,357	Samsung Engineering Co. Ltd.	901,751
17,759	Seoul Semiconductor Co. Ltd.	761,036
		6,570,634
	Spain—0.9%
26,124	Telefonica SA	590,523
	Thailand—2.9%
45,000	Banpu PCL	881,448
2,348,200	Charoen Pokphand Foods PCL	1,117,384
		1,998,832
	Turkey—5.3%
289,045	Akenerji Elektrik Uretim AS	782,948
309,187	Asya Katilim Bankasi AS*	818,239
96,978	Aygaz AS	425,934
185,494	Eczacibasi Ilac Sanayi ve Ticaret AS	339,844
147,931	KOC Holding AS*	573,835
147,039	Turkiye Garanti Bankasi AS	714,110
		3,654,910
	United Kingdom—0.7%
11,696	Anglo American PLC*	498,748
	Total Common Stocks and Other Equity Interests (Cost $64,867,530)	68,606,441

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
3,214 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $3,214)	$3,214
	Total Investments (Cost $64,870,744)—99.8%	68,609,655
	Other assets less liabilities—0.2%	164,797
	Net Assets—100.0%	$68,774,452

Investment Abbreviations:

ADR American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Developed International Opportunities Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Industrials	24.3
Financials	20.0
Consumer Discretionary	16.8
Materials	11.3
Consumer Staples	6.3
Information Technology	6.3
Energy	5.3
Telecommunication Services	3.5
Utilities	3.1
Health Care	2.8
Other	0.3

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.4%
	Australia—1.2%
6,968	Australia & New Zealand Banking Group Ltd.	$155,262
99,136	Fairfax Media Ltd.	157,394
6,712	National Australia Bank Ltd.	172,513
		485,169
	Austria—3.2%
2,648	Andritz AG	161,912
3,423	Flughafen Wien AG	191,800
3,504	Raiffeisen International Bank Holding AG	170,381
4,726	RHI AG*	157,577
4,116	Semperit AG Holding	170,530
6,275	Strabag SE	163,159
3,137	Vienna Insurance Group	153,124
4,256	Voestalpine AG	158,095
		1,326,578
	Bahamas—0.4%
5,265	Petrominerales Ltd.*	168,941
	Belgium—1.5%
2,282	Ackermans & van Haaren NV	157,320
2,893	Compagnie d'Entreprises CFE	160,413
1,997	Delhaize Group	164,922
326	D'ieteren SA	152,501
		635,156
	Bermuda—1.2%
30,070	Catlin Group Ltd.	161,802
85,798	Golden Ocean Group Ltd.*	170,647

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,593	Lancashire Holdings Ltd.	$167,359
		499,808
	Canada—5.6%
8,908	AGF Management Ltd., Class B	152,945
3,227	ATCO Ltd., Class I	155,448
2,603	Bank of Montreal	162,140
10,114	Biovail Corp.	172,053
2,204	Canadian Imperial Bank of Commerce	162,245
10,988	CGI Group, Inc., Class A*	163,163
5,516	EnCana Corp.	182,986
4,891	Quebecor, Inc., Class B	174,518
4,683	Rogers Communications, Inc., Class B	167,420
8,338	Sino-Forest Corp.*	148,674
4,392	Telus Corp.	162,957
12,547	Thompson Creek Metals Co., Inc.*	161,166
2,246	Toronto-Dominion Bank (The)	167,422
29,761	Western Coal Corp.*	172,187
		2,305,324
	China—2.1%
132,000	Agile Property Holdings Ltd.	152,936
314,000	Bank of China Ltd., H-Shares	161,646
221,000	Industrial & Commercial Bank of China, H-Shares	161,078
201,000	Yangzijiang Shipbuilding Holdings Ltd.	195,231
74,000	Yanzhou Coal Mining Co. Ltd., H-Shares	205,847
		876,738
	Cyprus—0.4%
35,840	Songa Offshore Se*	164,199

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—2.1%
3,748	D/S Norden	$171,755
6,560	Danske Bank A/S*	171,041
2,323	FLSmidth & Co. A/S	174,803
6,071	Sydbank A/S*	177,696
1,304	Topdanmark A/S*	160,797
		856,092
	Finland—2.4%
12,590	HKScan Oyj, Class A	148,950
14,780	Huhtamaki Oyj	171,689
14,709	Kemira Oyj*	180,229
4,930	Metso Oyj	189,919
6,234	Sampo Oyj, Class A	153,024
3,219	Wartsila Oyj	163,686
		1,007,497
	France—7.8%
2,078	BNP Paribas	142,537
3,178	Bouygues SA	157,256
34,716	Bull*	162,286
1,915	Casino Guichard Perrachon SA	168,815
2,078	Cie Generale des Etablissements Michelin, Class B	150,336
1,670	Ciments Francais SA	168,459
1,752	CNP Assurances*	147,278
9,453	Credit Agricole SA	134,948
5,297	Groupe Steria SCA	166,164
35,245	Havas SA	188,514
3,912	Publicis Groupe SA	172,373
4,401	Rallye SA	161,688
7,742	Rhodia SA*	178,572
2,037	SA des Ciments Vicat	159,921
6,275	SCOR SE	147,819
2,404	SEB SA	182,591
4,890	Teleperformance	170,709
4,564	Valeo SA*	152,450
815	Vallourec SA	162,115
2,771	Vinci SA	154,206
		3,229,037
	Germany—4.3%
1,344	Allianz SE*	153,874
2,689	BASF SE	156,123
2,486	Bilfinger Berger AG	164,879
1,426	Generali Deutschland Holding AG	161,806
3,341	Hannover Rueckversicherung AG*	156,596
2,956	HeidelbergCement AG	182,792
3,586	Lanxess AG	169,761
2,895	MTU Aero Engines Holding AG	158,948
2,444	Rheinmetall AG	169,570
1,670	Siemens AG	164,483

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,253	Suedzucker AG	$147,253
		1,786,085
	Greece—1.5%
18,988	EFG Eurobank Ergasias SA*	152,432
22,900	GEK Terna SA	134,233
9,047	Public Power Corp. SA*	147,902
6,601	Titan Cement Co. SA	175,413
		609,980
	Guernsey—0.4%
5,337	Amdocs Ltd.*	170,464
	Hong Kong—2.2%
158,000	Chaoda Modern Agriculture Holdings Ltd.	180,646
33,000	Hongkong Land Holdings Ltd.	174,569
8,500	Jardine Strategic Holdings Ltd.	179,012
34,500	Kingboard Chemical Holdings Ltd.	184,964
48,000	Yue Yuen Industrial Holdings Ltd.	167,231
		886,422
	Ireland—1.4%
842,107	Anglo Irish Bank Corp. Ltd.*	—
6,153	DCC PLC	164,687
20,943	Smurfit Kappa Group PLC*	214,391
6,483	Warner Chilcott PLC, Class A*	183,858
		562,936
	Italy—5.7%
12,101	Autostrada Torino-Milano SpA	168,978
103,291	Banca Monte dei Paschi di Siena SpA	142,820
40,298	Cementir Holding SpA	158,535
22,777	Credito Emiliano SpA*	138,945
6,111	Danieli SpA	154,129
29,093	Enel SpA	152,210
14,954	Esprinet SpA	149,473
13,487	Indesit Co. SpA*	181,472
43,313	Intesa Sanpaolo SpA*	142,563
88,704	Iride SpA	168,137
3,912	Italmobiliare SpA*	143,291
51,219	Piaggio & C. SpA	159,840
17,765	Societa Iniziative Autostradali e Servizi SpA	163,246
112,786	Telecom Italia SpA*	157,473
55,945	UniCredit SpA*	146,417
		2,327,529
	Japan—14.5%
5,600	Aisin Seiki Co. Ltd.	170,043
14,600	Brother Industries Ltd.	177,181
12,198	Century Tokyo Leasing Corp.	160,555
6,600	Exedy Corp.	173,998
25,992	Fujitsu Ltd.	182,629

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,500	Honda Motor Co. Ltd.	$152,148
23	Inpex Corp.	161,725
18,600	ITOCHU Corp.	161,016
12,000	Koito Manufacturing Co. Ltd.	197,468
5,294	K's Holdings Corp.	140,465
4,888	Makita Corp.	151,391
26,008	Marubeni Corp.	153,334
10,500	Megmilk Snow Brand Co. Ltd.	176,686
5,380	Miraca Holdings, Inc.	173,176
6,312	Mitsubishi Corp.	149,399
9,700	Mitsui & Co. Ltd.	145,666
65,000	Mitsui Engineering & Shipbuilding Co. Ltd.	173,030
16,980	Mochida Pharmaceutical Co. Ltd.	161,627
19,000	NHK Spring Co. Ltd.	182,393
12,000	Nippon Electric Glass Co. Ltd.	182,846
18,994	Nippon Shokubai Co. Ltd.	171,558
3,800	Nippon Telegraph & Telephone Corp.	154,550
19,200	Nissan Motor Co. Ltd.*	166,929
21,982	Nissan Shatai Co. Ltd.	164,668
10,290	Nissin Kogyo Co. Ltd.	167,168
3,000	Okinawa Electric Power Co., Inc. (The)	168,816
4,300	Sony Corp.	147,110
14,400	Sumitomo Corp.	173,265
13,100	Sumitomo Electric Industries Ltd.	161,079
40,984	Toagosei Co. Ltd.	187,790
8,000	Tokai Rika Co. Ltd.	171,526
11,900	Tokai Rubber Industries, Inc.	145,993
42,000	Toshiba TEC Corp.	174,187
37,000	Toyo Ink Manufacturing Co. Ltd.	156,946
4,984	Yamato Kogyo Co. Ltd.	158,289
28,000	Zeon Corp.	168,916
		5,965,566
	Netherlands—4.4%
5,134	CSM*	165,681
2,444	Fugro NV CVA	158,873
3,708	Heineken Holding NV	151,576
4,441	Koninklijke Boskalis Westminster NV	200,046
3,748	Koninklijke DSM NV	167,185
10,309	Koninklijke KPN NV	154,456
8,761	Mediq NV	162,239
2,648	Nutreco Holding NV	165,453
14,967	Oce NV*	168,070
19,722	TomTom NV*	157,773
6,723	Unit 4 Agresso NV*	175,473
		1,826,825
	Norway—5.2%
8,635	Acergy SA	164,325
10,581	Aker Solutions ASA	176,650
19,802	Atea ASA	162,019
23,513	Austevoll Seafood ASA*	186,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,500	Cermaq ASA*	$161,144
4,301	Fred. Olsen Energy ASA	157,147
188,105	Marine Harvest*	174,360
6,662	Norwegian Air Shuttle ASA*	150,293
12,262	Petroleum Geo-Services ASA*	168,583
7,726	Subsea 7, Inc.*	150,945
12,056	Telenor ASA*	171,212
7,746	TGS Nopec Geophysical Co. ASA*	148,303
19,790	Veidekke ASA	165,427
		2,137,332
	Portugal—0.7%
146,687	Banco Comercial Portugues SA, Class R	137,583
42,213	EDP-Energias de Portugal SA	150,866
		288,449
	Singapore—1.3%
8,000	Jardine Cycle & Carriage Ltd.	175,878
58,000	SembCorp Industries Ltd.	176,393
12,000	United Overseas Bank Ltd.	175,540
		527,811
	Spain—4.5%
5,582	Abengoa SA	135,573
12,265	Almirall SA	132,658
11,613	Banco Bilbao Vizcaya Argentaria SA	152,530
29,018	Banco de Sabadell SA	147,035
19,151	Bankinter SA	141,192
285	Construcciones y Auxiliar de Ferrocarriles SA	156,114
32,841	Criteria Caixacorp SA	163,559
5,419	Endesa SA	154,094
4,645	Fomento de Construcciones y Contratas SA	151,796
7,823	Grupo Catalana Occidente SA	157,479
5,868	Obrascon Huarte Lain SA	166,667
45,636	Promotora de Informaciones SA*	189,380
		1,848,077
	Sweden—4.6%
5,909	AarhusKarlshamn AB	148,642
12,101	Boliden AB	166,367
6,805	Electrolux AB, Series B	174,886
51,504	Eniro AB*	147,788
12,835	Industrivarden AB, Class C	175,560
9,331	NCC AB, Class B	143,808
15,769	Nordea Bank AB	153,731
10,554	Saab AB, Class B	163,212
11,327	Svenska Cellulosa AB, Class B	147,480
9,576	Tele2 AB, Class B	161,712
22,451	TeliaSonera AB	153,769
21,840	Trelleborg AB, Class B	157,894
		1,894,849

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland—2.4%
5,909	Foster Wheeler AG*	$177,152
489	Helvetia Holding AG	149,163
4,033	Noble Corp.	159,263
1,752	Sulzer AG	173,425
5,786	Tyco Electronics Ltd.	185,846
652	Zurich Financial Services AG	144,297
		989,146
	United Kingdom—17.0%
9,046	Aggreko PLC	168,568
27,177	Amlin PLC	155,556
15,117	Arriva PLC	176,195
3,627	AstraZeneca PLC	160,328
30,234	Barclays PLC	155,367
55,456	BBA Aviation PLC	175,538
102,228	Beazley PLC	177,397
13,120	Berkeley Group Holdings PLC (The)*	166,638
233,043	Bradford & Bingley PLC*	—
87,157	BT Group PLC	167,781
33,779	Carillion PLC	176,451
37,364	Computacenter PLC	186,311
30,559	Dairy Crest Group PLC	167,250
26,403	Davis Service Group PLC	172,934
148,887	Debenhams PLC*	162,442
79,537	DS Smith PLC	163,339
28,766	FirstGroup PLC	167,229
7,701	Go-Ahead Group PLC	166,431
16,257	IMI PLC	176,847
360,564	Inchcape PLC*	188,868
46,410	International Personal Finance PLC	191,417
33,208	International Power PLC	168,154
19,354	Investec PLC	153,132
16,461	Keller Group PLC	182,404
47,795	Mcbride PLC	136,467
34,512	Meggitt PLC	164,283
49,058	Melrose PLC	178,338
22,736	Mondi PLC	153,532
56,107	Morgan Crucible Co. PLC	182,840
58,471	Pace PLC	165,119
80,923	Paragon Group of Cos. PLC	202,216
95,632	Rank Group PLC	177,610
100,073	Regus PLC	176,236
46,980	Restaurant Group PLC	174,580
1,624,500	Rolls-Royce Group PLC, Class C*	2,487
17,684	Rolls-Royce Group PLC*	155,883
101,010	Sports Direct International PLC*	173,242
58,119	Stagecoach Group PLC	174,687
13,609	Travis Perkins PLC*	175,835
30,274	Tullett Prebon PLC	161,959
23,470	WH Smith PLC	180,109

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53,418	William Hill PLC	$166,975
16,787	WPP PLC	178,051
		7,007,026
	United States—0.4%
3,097	ACE Ltd.	164,729
	Total Common Stocks and Other Equity Interests (Cost $38,100,726)	40,547,765
	Preferred Stocks—1.3%
	Germany—0.9%
1,793	Fuchs Petrolub AG	178,103
9,751	ProSiebenSat.1 Media AG	182,936
		361,039
	Italy—0.4%
16,340	EXOR SpA	182,433
	Total Preferred Stocks (Cost $413,327)	543,472
	Warrant—0.0%
	Hong Kong—0.0%
3,500	Kingboard Chemical Holdings Ltd., expiring 10/31/12* (Cost $0)	1,037
	Total Investments (Cost $38,514,053)—99.7%	41,092,274
	Other assets less liabilities—0.3%	136,335
	Net Assets—100.0%	$41,228,609

Investment Abbreviations:

CVA Dutch Certificate

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Industrials	57.5
Materials	39.8
Utilities	2.5
Other	0.2
Information Technology	0.0
Money Market Fund	0.0

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.6%
27,077	Leighton Holdings Ltd.	$917,832
	Bermuda—1.3%
10,060,040	HKC Holdings Ltd.*	724,686
758,000	Shui On Construction and Materials Ltd.	1,104,819
		1,829,505
	Brazil—10.4%
145,364	Cia Siderurgica Nacional SA ADR	2,711,039
123,839	Gerdau SA ADR	2,030,960
160,000	Iochpe-Maxion SA	1,483,750
107,900	Lupatech SA*	1,486,878
539,300	Paranapanema SA*	1,776,114
167,847	Vale SA ADR	5,141,154
56,800	Weg SA	582,522
		15,212,417
	Cayman Islands—2.4%
119,128	Hong Kong Energy Holdings Ltd.*	11,609
4,758,000	Lonking Holdings Ltd.	3,525,517
		3,537,126
	Chile—1.9%
85,802	CAP SA	2,774,237
	China—18.6%
1,108,000	Angang Steel Co. Ltd., H-Shares	1,709,118
884,000	Anhui Conch Cement Co. Ltd., H-Shares	2,822,727
830,000	China Communications Construction Co. Ltd., H-Shares	782,595
1,374,000	China Molybdenum Co. Ltd., H-Shares	1,074,083
1,226,000	China National Building Material Co. Ltd., H-Shares	2,009,401
1,926,000	Chongqing Iron & Steel Co. Ltd., H-Shares	558,341
607,000	Dongfang Electric Corp. Ltd., H-Shares	3,935,894
1,456,000	First Tractor Co., H-Shares	1,001,492

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
562,000	Guangzhou Shipyard International Co. Ltd., H-Shares	$1,000,586
2,412,000	Harbin Power Equipment Co. Ltd., H-Shares	1,887,310
5,914,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	2,469,048
1,420,000	Jiangxi Copper Co. Ltd., H-Shares	2,978,470
10,442,000	Shanghai Electric Group Co. Ltd., H-Shares	4,954,051
		27,183,116
	Egypt—0.6%
17,125	Orascom Construction Industries	832,966
	France—5.2%
37,794	Alstom SA	2,214,626
1,050	Areva SA CI	518,625
87,626	Vinci SA	4,876,385
		7,609,636
	India—4.4%
98,046	Larsen & Toubro Ltd. GDR	3,564,536
156,861	Sterlite Industries India Ltd. ADR	2,845,458
		6,409,994
	Indonesia—3.5%
3,415,000	Aneka Tambang Tbk PT	909,363
821,000	Indocement Tunggal Prakarsa Tbk PT	1,422,612
1,942,000	International Nickel Indonesia Tbk PT	1,054,342
1,407,000	Semen Gresik Persero Tbk PT	1,266,947
252,500	United Tractors Tbk PT	539,624
		5,192,888
	Israel—1.9%
196,948	Ormat Industries Ltd.	1,573,802
616,675	Shikun & Binui Ltd.	1,258,883
		2,832,685

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Malaysia—3.6%
2,161,900	Dialog Group Bhd	$723,341
1,730,700	Gamuda Bhd*	1,619,561
983,800	IJM Corp. Bhd	1,514,739
1,509,500	WCT Bhd	1,384,192
		5,241,833
	Mexico—1.0%
567,900	Empresas ICA SAB de CV*	1,505,059
	Poland—2.0%
35,918	PBG SA*	2,874,291
	Russia—4.2%
150,328	LSR Group OJSC GDR*	1,273,083
21,510	Magnitogorsk Iron & Steel Works GDR	290,514
25,674	Mechel ADR	659,822
150,659	MMC Norilsk Nickel ADR*	2,843,644
17,231	Novolipetsk Steel OJSC GDR	620,555
33,178	Severstal GDR*	446,373
		6,133,991
	Singapore—3.5%
1,251,000	Hyflux Ltd.	3,140,054
2,074,000	Midas Holdings Ltd.	1,566,040
150,000	SembCorp Marine Ltd.	458,954
		5,165,048
	South Africa—10.8%
97,391	African Rainbow Minerals Ltd.	2,616,106
10,128	Assore Ltd.	1,075,823
403,829	Aveng Ltd.	2,030,962
282,907	Group Five Ltd.	1,424,359
439,344	Pretoria Portland Cement Co. Ltd.	1,969,147
396,261	Raubex Group Ltd.	1,245,551
201,315	Reunert Ltd.	1,575,176
235,672	Wilson Bayly Holmes-Ovcon Ltd.	3,831,519
		15,768,643
	Spain—0.3%
5,146	Acciona SA	509,385
	Sweden—1.3%
120,386	Atlas Copco AB, Class A	1,934,857
	Switzerland—5.8%
242,670	ABB Ltd.*	4,669,501
129,836	Foster Wheeler AG*	3,892,483
		8,561,984
	Taiwan—7.5%
1,902,392	China Steel Corp.	2,024,321
3,527,794	Chung Hung Steel Corp.*	1,796,090
1,562,000	CTCI Corp.	1,667,783

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,875,000	Taiwan Cement Corp.	$2,583,575
2,735,505	Tung Ho Steel Enterprise Corp.	2,948,739
		11,020,508
	United States—9.0%
85,918	Caterpillar, Inc.	5,850,157
33,376	Fluor Corp.	1,763,588
34,140	ITT Corp.	1,897,160
164,018	KBR, Inc.	3,621,517
		13,132,422
	Total Common Stocks and Other Equity Interests (Cost $129,750,972)	146,180,423
	Right—0.0%
	Malaysia—0.0%
213,050	Gamuda Bhd, expiring 05/18/10* (Cost $0)	16,056
	Warrants—0.0%
	Bermuda—0.0%
900,640	HKC Holdings Ltd., expiring 12/31/10*	8,120
	Cayman Islands—0.0%
54,584	Hong Kong Energy, expiring 12/31/10*	1,266
	Total Warrants (Cost $10,172)	9,386
	Money Market Fund—0.0%
17,751	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,751)	17,751
	Total Investments (Cost $129,778,895)—99.8%	146,223,616
	Other assets less liabilities—0.2%	269,965
	Net Assets—100.0%	$146,493,581

Investment Abbreviations:

ADR American Depositary Receipt

CI Investment Certificate

GDR Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Financials	35.7
Materials	16.1
Industrials	15.1
Information Technology	8.7
Consumer Discretionary	7.2
Telecommunication Services	5.2
Consumer Staples	4.9
Energy	3.4
Utilities	3.1
Health Care	0.6
Other	0.0

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—43.3%
9,045	AGL Energy Ltd.	$126,004
61,819	Alumina Ltd.	87,825
36,550	Amcor Ltd.	222,519
54,354	AMP Ltd.	313,792
59,073	Australia & New Zealand Banking Group Ltd.	1,316,272
19,139	AXA Asia Pacific Holdings Ltd.	109,216
69,179	BHP Billiton Ltd.	2,544,092
104,925	BlueScope Steel Ltd.*	253,265
25,739	Boral Ltd.	139,980
26,122	Brambles Ltd.	174,723
10,519	Caltex Australia Ltd.	112,938
45,590	CFS Retail Property Trust REIT	80,872
9,077	Coca-Cola Amatil Ltd.	94,269
31,596	Commonwealth Bank of Australia	1,700,668
9,842	Crown Ltd.	74,653
5,310	CSL Ltd.	159,622
162,238	Dexus Property Group REIT	121,051
31,538	Fairfax Media Ltd.	50,072
45,240	Foster's Group Ltd.	228,066
187,026	Goodman Group REIT	122,312
276,880	GPT Group REIT	148,834
656,750	GPT Group-In Specie*	—
39,341	Incitec Pivot Ltd.	117,011
68,662	Insurance Australia Group Ltd.	242,887
102,228	Intoll Group	106,126
2,675	Leighton Holdings Ltd.	90,675
22,451	Lend Lease Group	177,770
8,398	Macquarie Group Ltd.	385,246
30,096	MAP Group	86,790

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,050	Metcash Ltd.	$113,608
98,286	Mirvac Group REIT	126,880
67,639	National Australia Bank Ltd.	1,738,466
3,451	Newcrest Mining Ltd.	104,796
41,520	OneSteel Ltd.	134,338
7,464	Orica Ltd.	182,095
15,897	Origin Energy Ltd.	240,522
66,896	Qantas Airways Ltd.*	174,251
22,055	QBE Insurance Group Ltd.	429,866
17,690	Rio Tinto Ltd.	1,162,800
12,349	Santos Ltd.	157,610
6,818	Sims Metal Management Ltd.	128,933
7,256	Sonic Healthcare Ltd.	92,753
71,873	Stockland REIT	263,569
57,611	Suncorp-Metway Ltd.	478,970
35,442	TABCORP Holdings Ltd.	225,192
47,853	Tatts Group Ltd.	109,851
210,365	Telstra Corp. Ltd.	620,043
19,881	Toll Holdings Ltd.	130,638
20,154	Transurban Group	95,416
22,464	Wesfarmers Ltd.	605,811
3,470	Wesfarmers Ltd. - PPS	93,809
52,314	Westfield Group REIT	621,608
55,647	Westpac Banking Corp.	1,394,850
6,052	Woodside Petroleum Ltd.	252,478
26,729	Woolworths Ltd.	671,704
3,829	WorleyParsons Ltd.	93,937
		19,832,344
	Cayman Islands—0.1%
44,000	China Zhongwang Holdings Ltd.*	37,828

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—0.3%
54,000	Country Garden Holdings Co.	$16,678
40,500	Fosun International	31,458
689,612	Semiconductor Manufacturing International Corp.*	74,092
		122,228
	Hong Kong—14.6%
41,062	Bank of East Asia Ltd. (The)	145,698
107,932	BOC Hong Kong Holdings Ltd.	258,316
53,904	Cathay Pacific Airways Ltd.*	112,286
32,673	Cheung Kong Holdings Ltd.	402,926
4,986	Cheung Kong Infrastructure Holdings Ltd.	18,619
11,721	Chinese Estates Holdings Ltd.	19,957
53,345	CLP Holdings Ltd.	373,709
31,379	Esprit Holdings Ltd.	224,779
50,406	Foxconn International Holdings Ltd.*	45,244
16,000	Great Eagle Holdings Ltd.	44,775
4,928	Guoco Group Ltd.	51,252
17,799	Hang Lung Group Ltd.	86,955
26,427	Hang Lung Properties Ltd.	95,067
17,860	Hang Seng Bank Ltd.	243,417
22,580	Henderson Land Development Co. Ltd.	142,322
57,381	Hong Kong & China Gas Co. Ltd.	139,241
35,184	Hongkong Electric Holdings Ltd.	207,616
37,000	Hongkong Land Holdings Ltd.	195,729
344,301	Hutchison Telecommunications International Ltd.*	95,873
115,948	Hutchison Whampoa Ltd.	795,779
5,600	Jardine Matheson Holdings Ltd.	205,088
3,500	Jardine Strategic Holdings Ltd.	73,710
11,390	Kerry Properties Ltd.	52,542
14,500	Kingboard Chemical Holdings Ltd.	77,738
171,151	Lenovo Group Ltd.	126,177
29,667	Li & Fung Ltd.	143,026
40,500	Link (The) REIT	99,359
25,694	MTR Corp.	90,042
86,602	New World Development Co. Ltd.	153,610
69,000	Noble Group Ltd.	149,637
19,000	NWS Holdings Ltd.	33,206
12,439	Orient Overseas International Ltd.*	94,606
471,029	PCCW Ltd.	142,396
32,000	Shangri-La Asia Ltd.	61,753
49,895	Sino Land Co. Ltd.	89,542
85,000	SJM Holdings Ltd.	54,928
36,888	Sun Hung Kai Properties Ltd.	511,427
37,520	Swire Pacific Ltd., Class A	419,296
3,752	Swire Properties Ltd.*	10,547
14,000	Tingyi Cayman Islands Holding Corp.	34,780
100,000	TPV Technology Ltd.	76,579
28,236	Wharf Holdings Ltd. (The)	152,712

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,000	Wheelock & Co. Ltd.	$59,148
14,236	Yue Yuen Industrial Holdings Ltd.	49,598
		6,661,007
	New Zealand—0.9%
21,596	Fletcher Building Ltd.	131,734
158,224	Telecom Corp. of New Zealand Ltd.	248,699
22,759	Vector Ltd.	35,669
		416,102
	Singapore—6.5%
66,000	CapitaLand Ltd.	178,261
10,000	City Developments Ltd.	76,817
41,000	DBS Group Holdings Ltd.	451,401
42,000	Fraser and Neave Ltd.	149,224
187,000	Golden Agri-Resources Ltd.*	78,985
3,000	Jardine Cycle & Carriage Ltd.	65,954
29,000	Keppel Corp. Ltd.	205,746
44,000	Neptune Orient Lines Ltd.*	69,011
45,000	Oversea-Chinese Banking Corp. Ltd.	285,759
23,000	SembCorp Industries Ltd.	69,949
20,000	Singapore Airlines Ltd.	219,550
41,000	Singapore Press Holdings Ltd.	122,450
30,000	Singapore Technologies Engineering Ltd.	68,896
191,000	Singapore Telecommunications Ltd.	421,259
24,000	StarHub Ltd.	40,732
25,000	United Overseas Bank Ltd.	365,708
23,000	Wilmar International Ltd.	115,472
		2,985,174
	South Korea—34.3%
945	CJ Corp.	54,609
1,986	Daelim Industrial Co. Ltd.	112,800
4,220	Daewoo Engineering & Construction Co. Ltd.	39,259
2,470	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,933
4,360	Dongkuk Steel Mill Co. Ltd.	91,156
1,826	Doosan Corp.	199,422
932	Doosan Heavy Industries and Construction Co. Ltd.	68,354
1,173	GS Engineering & Construction Corp.	88,666
4,670	GS Holdings	162,439
6,120	Hana Financial Group, Inc.	190,355
3,480	Hanwha Chemical Corp.	52,353
6,110	Hanwha Corp.	225,951
533	Honam Petrochemical Corp.	69,097
14,580	Hynix Semiconductor, Inc.*	369,027
1,459	Hyosung Corp.	103,564
1,460	Hyundai Engineering & Construction Co. Ltd.	70,510
1,504	Hyundai Heavy Industries Co. Ltd.	340,397
2,400	Hyundai Merchant Marine Co. Ltd.	58,574

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,274	Hyundai Mobis	$211,454
7,470	Hyundai Motor Co.	911,019
1,081	Hyundai Steel Co.	88,154
6,080	Industrial Bank of Korea	84,549
6,854	KB Financial Group, Inc.	333,952
165	KCC Corp.	46,387
10,280	Kia Motors Corp.	250,831
14,630	Korea Electric Power Corp.*	443,830
11,060	Korea Exchange Bank	134,993
995	Korea Express Co. Ltd.*	55,827
1,620	Korea Gas Corp.	65,263
5,390	Korea Kumho Petrochemical Co. Ltd.*	179,073
1,535	Korean Air Lines Co. Ltd.*	96,375
9,570	KT Corp.	424,747
1,935	KT&G Corp.	97,767
968	LG Chem Ltd.	244,784
9,902	LG Corp.	675,162
8,910	LG Display Co. Ltd.	378,929
6,066	LG Electronics, Inc.	661,421
4,020	LG International Corp.	118,188
6,670	LG Telecom Ltd.	50,311
260	Lotte Shopping Co. Ltd.	73,744
1,405	LS Corp.	114,593
2,281	POSCO	1,022,876
4,577	Samsung C&T Corp.	216,431
845	Samsung Card Co. Ltd.	41,950
3,562	Samsung Electronics Co. Ltd.	2,708,327
1,079	Samsung Fire & Marine Insurance Co. Ltd.	199,469
5,730	Samsung Heavy Industries Co. Ltd.	131,494
999	Samsung SDI Co. Ltd.	133,092
15,510	Shinhan Financial Group Co. Ltd.	659,759
267	Shinsegae Co. Ltd.	122,415
1,982	SK Energy Co. Ltd.	215,952
12,088	SK Holdings Co. Ltd.	950,554
6,070	SK Networks Co. Ltd.	60,413
2,145	SK Telecom Co. Ltd.	334,749
6,212	S-Oil Corp.	316,646
6,170	STX Corp.*	105,766
6,380	STX Offshore & Shipbuilding Co. Ltd.	77,123
18,760	Woori Finance Holdings Co. Ltd.	297,625
		15,679,460
	Total Common Stocks and Other Equity Interests (Cost $40,879,598)	45,734,143
	Warrants—0.0%
	Hong Kong—0.0%
4,516	Henderson Land Development Co. Ltd., expiring 04/17/11*	—

Number of Shares		Value
	Warrants (Continued)
1,450	Kingboard Chemical Holdings Ltd., expiring 10/31/12*	$430
	Total Warrants (Cost $0)	430
	Total Investments (Cost $40,879,598)—100.0%	45,734,573
	Other assets less liabilities—0.0%	18,093
	Net Assets—100.0%	$45,752,666

Investment Abbreviations:

PPS Price Protected Shares

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Financials	28.7
Industrials	11.4
Consumer Discretionary	11.1
Energy	10.5
Materials	9.6
Telecommunication Services	7.1
Consumer Staples	7.0
Utilities	5.6
Information Technology	4.5
Health Care	4.4
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—5.1%
3,726	AGL Energy Ltd.	$51,906
26,811	Alumina Ltd.	38,090
15,141	Amcor Ltd.	92,179
22,929	AMP Ltd.	132,372
24,734	Australia & New Zealand Banking Group Ltd.	551,126
7,928	AXA Asia Pacific Holdings Ltd.	45,241
28,889	BHP Billiton Ltd.	1,062,407
43,060	BlueScope Steel Ltd.*	103,937
10,662	Boral Ltd.	57,985
10,821	Brambles Ltd.	72,379
4,379	Caltex Australia Ltd.	47,016
20,285	CFS Retail Property Trust REIT	35,983
3,748	Coca-Cola Amatil Ltd.	38,925
13,216	Commonwealth Bank of Australia	711,357
4,077	Crown Ltd.	30,925
2,245	CSL Ltd.	67,486
67,206	Dexus Property Group REIT	50,145
13,065	Fairfax Media Ltd.	20,743
18,958	Foster's Group Ltd.	95,572
77,087	Goodman Group REIT	50,414
112,954	GPT Group REIT	60,717
231,466	GPT Group-In Specie*	—
16,021	Incitec Pivot Ltd.	47,651
28,329	Insurance Australia Group Ltd.	100,212
42,347	Intoll Group	43,962
1,108	Leighton Holdings Ltd.	37,558
9,300	Lend Lease Group	73,639
3,452	Macquarie Group Ltd.	158,355
12,538	MAP Group	36,157

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,583	Metcash Ltd.	$47,572
40,715	Mirvac Group REIT	52,560
28,290	National Australia Bank Ltd.	727,113
1,497	Newcrest Mining Ltd.	45,459
17,389	OneSteel Ltd.	56,262
3,092	Orica Ltd.	75,434
6,681	Origin Energy Ltd.	101,084
27,711	Qantas Airways Ltd.*	72,182
9,215	QBE Insurance Group Ltd.	179,606
7,344	Rio Tinto Ltd.	482,736
5,032	Santos Ltd.	64,223
2,752	Sims Metal Management Ltd.	52,042
3,147	Sonic Healthcare Ltd.	40,228
29,427	Stockland REIT	107,913
23,865	Suncorp-Metway Ltd.	198,410
14,820	TABCORP Holdings Ltd.	94,164
20,091	Tatts Group Ltd.	46,121
88,725	Telstra Corp. Ltd.	261,514
7,726	Toll Holdings Ltd.	50,768
8,381	Transurban Group	39,678
9,467	Wesfarmers Ltd.	255,307
1,437	Wesfarmers Ltd. - PPS	38,848
22,086	Westfield Group REIT	262,431
23,137	Westpac Banking Corp.	579,953
2,516	Woodside Petroleum Ltd.	104,962
11,190	Woolworths Ltd.	281,206
1,661	WorleyParsons Ltd.	40,749
		8,272,964
	Austria—0.4%
3,738	Erste Group Bank AG	165,737

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
816	EVN AG	$13,609
9,331	Immofinanz AG*	39,733
3,301	OMV AG	117,794
725	Raiffeisen International Bank Holding AG	35,253
899	Strabag SE	23,375
7,837	Telekom Austria AG	103,965
533	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	19,802
527	Vienna Insurance Group	25,724
3,637	Voestalpine AG	135,101
2,761	Wienerberger AG*	51,258
		731,351
	Belgium—1.0%
156,006	Ageas*	478,552
4,240	Anheuser-Busch InBev NV	205,411
5	Banque Nationale de Belgique*	26,512
2,847	Belgacom SA	99,849
389	Cie Nationale a Portefeuille	20,155
94	Colruyt SA	23,113
2,114	Delhaize Group	174,584
30,327	Dexia SA*	163,655
54	D'ieteren SA	25,261
939	Groupe Bruxelles Lambert SA	79,356
327	KBC Ancora*	7,400
4,258	KBC Groep NV*	190,253
304	Mobistar SA	18,661
751	Solvay SA	71,620
1,290	UCB SA	49,903
2,261	Umicore	82,563
		1,716,848
	Bermuda—0.0%
1,720	Frontline Ltd.	62,666
	Canada—5.6%
1,009	Agrium, Inc.	63,179
2,938	Alimentation Couche Tard, Inc., Class B	54,969
995	ATCO Ltd., Class I	47,930
6,329	Bank of Montreal	394,231
9,695	Bank of Nova Scotia	495,638
4,380	Barrick Gold Corp.	191,572
4,428	BCE, Inc.	133,428
215	Bombardier, Inc., Class A	1,125
13,956	Bombardier, Inc., Class B	73,028
6,136	Brookfield Asset Management, Inc., Class A	156,179
3,537	Brookfield Properties Corp.	57,096
1,567	Cameco Corp.	38,740
4,035	Canadian Imperial Bank of Commerce	297,033
3,395	Canadian National Railway Co.	203,764
3,195	Canadian Natural Resources Ltd.	246,774
1,967	Canadian Pacific Railway Ltd.	116,290

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,229	Canadian Tire Corp. Ltd., Class A	$67,854
1,354	Canadian Utilities Ltd., Class A	60,652
4,941	Celestica, Inc.*	48,881
2,814	Cenovus Energy, Inc.	82,988
2,995	CGI Group, Inc., Class A*	44,473
2,131	CI Financial Corp.	44,709
1,422	Empire Co. Ltd., Class A	74,382
3,284	Enbridge, Inc.	159,944
11,966	EnCana Corp.	396,957
222	Fairfax Financial Holdings Ltd.	84,386
2,523	Finning International, Inc.	49,396
1,821	Fortis, Inc.	50,431
1,023	George Weston Ltd.	73,641
3,325	Gerdau Ameristeel Corp.*	25,113
2,901	Goldcorp, Inc.	125,767
3,213	Great-West Lifeco, Inc.	87,459
3,718	Husky Energy, Inc.	105,389
1,119	IGM Financial, Inc.	46,590
2,354	Imperial Oil Ltd.	99,124
1,222	Intact Financial Corp.	53,086
3,849	Jean Coutu Group PJC, Inc. (The), Class A	34,391
2,132	Kinross Gold Corp.	40,836
1,823	Loblaw Cos. Ltd.	67,207
2,860	Magna International, Inc., Class A*	188,624
800	Manitoba Telecom Services, Inc.	25,670
22,670	Manulife Financial Corp.	410,045
1,455	Metro, Inc., Class A	64,501
1,767	National Bank of Canada	108,338
4,436	Nexen, Inc.	108,179
3,419	Onex Corp.	99,345
997	Potash Corp. of Saskatchewan, Inc.	110,474
8,136	Power Corp. of Canada	226,364
3,723	Power Financial Corp.	113,214
1,628	Quebecor, Inc., Class B	58,089
1,340	Research In Motion Ltd.*	95,785
2,081	RioCan REIT	39,859
4,147	Rogers Communications, Inc., Class B	148,258
11,521	Royal Bank of Canada	700,576
979	Saputo, Inc.	27,654
783	Sears Canada, Inc.*	21,491
3,493	Shaw Communications, Inc., Class B	65,835
1,742	Shoppers Drug Mart Corp.	60,386
8,815	Sun Life Financial, Inc.	259,963
6,433	Suncor Energy, Inc.	220,711
8,595	Talisman Energy, Inc.	146,722
4,440	Teck Resources Ltd., Class B*	174,996
972	Telus Corp.	36,064
794	Telus Corp. NVTG	28,276
3,484	Thomson Reuters Corp.	125,897
7,812	Toronto-Dominion Bank (The)	582,323
3,031	TransAlta Corp.	62,544

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,407	TransCanada Corp.	$226,714
4,614	Viterra, Inc.*	39,177
3,951	Yamana Gold, Inc.	43,261
		9,113,967
	Cayman Islands—0.0%
18,400	China Zhongwang Holdings Ltd.*	15,819
	China—0.0%
23,000	Country Garden Holdings Co.	7,104
16,500	Fosun International	12,816
285,751	Semiconductor Manufacturing International Corp.*	30,701
		50,621
	Denmark—0.8%
11	A P Moller - Maersk A/S, Class A	88,993
27	A P Moller - Maersk A/S, Class B	226,398
1,466	Carlsberg A/S, Class B	118,326
599	Danisco A/S	43,199
14,392	Danske Bank A/S*	375,246
2,781	Novo Nordisk A/S, Class B	228,512
2,986	Torm A/S*	32,227
269	Trygvesta AS	16,584
1,615	Vestas Wind Systems A/S*	98,413
		1,227,898
	Finland—1.3%
2,634	Elisa Oyj*	50,348
5,684	Fortum Oyj	146,672
2,277	Kesko Oyj, Class B	88,150
1,168	Kone Oyj, Class B	51,324
2,746	Metso Oyj	105,785
3,833	Neste Oil Oyj	61,966
53,571	Nokia Oyj*	654,048
3,076	Outokumpu Oyj	64,603
3,411	Pohjola Bank PLC	37,204
2,718	Rautaruukki Oyj	56,917
8,085	Sampo Oyj, Class A	198,460
868	Sanoma Oyj	16,777
21,748	Stora Enso Oyj, Class R	181,327
16,100	UPM-Kymmene Oyj	230,736
1,430	Wartsila Oyj	72,715
1,780	YIT Oyj	37,545
		2,054,577
	France—10.6%
2,700	Accor SA	154,064
276	Aeroports de Paris	22,683
7,847	Air France-KLM*	123,289
2,009	Air Liquide SA	234,053
44,796	Alcatel-Lucent*	142,599
2,196	Alstom SA	128,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,524	Arkema SA	$63,491
958	Atos Origin SA*	48,478
55,907	AXA SA	1,109,504
14,271	BNP Paribas	978,895
5,059	Bouygues SA	250,333
1,970	Cap Gemini	99,093
13,934	Carrefour SA	682,034
1,117	Casino Guichard Perrachon SA	98,468
962	Christian Dior SA	102,273
2,657	Cie Generale de Geophysique-Veritas*	79,884
2,020	Cie Generale des Etablissements Michelin, Class B	146,140
264	Ciments Francais SA	26,631
1,098	CNP Assurances*	92,301
10,058	Compagnie de Saint-Gobain	495,846
23,967	Credit Agricole SA	342,146
4,430	DANONE SA	260,664
1,713	Eiffage SA	88,310
3,157	Electricite de France	168,967
118	Eramet	42,526
1,016	Essilor International SA	61,851
153	Esso SA Francaise	20,399
587	Euler Hermes SA	48,487
511	Eurazeo	35,381
1,158	Faurecia*	23,168
442	Fonciere des Regions REIT*	45,676
46,936	France Telecom SA	1,026,117
18,783	GDF Suez	667,085
270	Gecina SA REIT	27,721
292	Hermes International	38,555
173	ICADE REIT	16,793
538	Imerys SA	32,752
523	JC Decaux SA*	15,017
641	Klepierre REIT	22,059
3,897	Lafarge SA	282,159
3,375	Lagardere SCA	135,940
884	Legrand SA	28,745
1,859	L'Oreal SA	192,933
2,609	LVMH Moet Hennessy Louis Vuitton SA	299,841
1,216	Metropole Television SA	31,398
15,537	Natixis*	79,350
854	Nexans SA	67,230
537	Nexity	19,590
2,084	PagesJaunes Groupe	24,934
2,194	Pernod-Ricard SA	186,415
1,710	PPR	229,513
12,938	PSA Peugeot Citroen SA*	381,600
1,267	Publicis Groupe SA	55,827
1,375	Rallye SA	50,516
8,177	Renault SA*	378,328
1,659	Rexel SA*	28,100

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
180	SA des Ciments Vicat	$14,131
2,162	Safran SA	54,857
11,609	Sanofi-Aventis SA*	790,878
2,903	Schneider Electric SA	329,127
2,768	SCOR SE	65,205
1,973	Sequana*	32,025
99	Societe des Autoroutes Paris-Rhin-Rhone*	6,940
15,520	Societe Generale	827,635
2,590	Societe Television Francaise 1	47,960
1,537	Sodexo	94,305
10,014	STMicroelectronics NV	92,601
3,785	Suez Environnement Co.	81,922
30,518	Technicolor*	31,917
1,068	Technip SA	85,283
1,297	Thales SA	48,237
43,931	Total SA	2,386,935
899	Unibail-Rodamco SE REIT	169,682
2,613	Valeo SA*	87,281
603	Vallourec SA	119,945
9,923	Veolia Environnement	311,314
6,819	Vinci SA	379,477
24,003	Vivendi SA	628,806
539	Wendel	34,836
		17,256,131
	Germany—8.5%
2,023	Adidas AG	119,044
10,597	Allianz SE*	1,213,250
1,067	Aurubis AG	53,852
98	Axel Springer AG	11,102
14,433	BASF SE	837,980
7,462	Bayer AG	476,006
8,504	Bayerische Motoren Werke (BMW) AG	420,014
663	BayWa AG	26,366
543	Beiersdorf AG	30,730
669	Bilfinger Berger AG	44,370
2,427	Celesio AG	79,352
29,384	Commerzbank AG*	230,427
31,503	Daimler AG*	1,618,749
14,045	Deutsche Bank AG	978,983
1,480	Deutsche Boerse AG	114,741
8,240	Deutsche Lufthansa AG*	136,841
23,551	Deutsche Post AG	381,470
1,619	Deutsche Postbank AG*	55,569
86,925	Deutsche Telekom AG	1,130,255
33,553	E.ON AG	1,235,686
419	Fraport AG	21,696
1,443	Fresenius Medical Care AG & Co. KGaA	78,024
374	Fresenius SE	26,571
2,244	GEA Group AG	49,731
179	Generali Deutschland Holding AG	20,311

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
962	Hannover Rueckversicherung AG*	$45,090
3,266	HeidelbergCement AG	201,962
1,052	Henkel AG & Co. KGaA	47,514
1,085	Hochtief AG	89,439
14,049	Infineon Technologies AG*	99,335
1,056	K+S AG	60,647
653	Kloeckner & Co. SE*	17,238
1,556	Lanxess AG	73,661
1,205	Linde AG	144,039
2,393	MAN SE	225,542
1,937	Merck KGaA	159,006
4,192	Metro AG	251,672
4,206	Muenchener Rueckversicherungs - Gesellschaft AG	591,965
211	Rheinmetall AG	14,640
6,421	RWE AG	527,465
948	Salzgitter AG	76,932
4,232	SAP AG	203,910
10,450	Siemens AG	1,029,251
897	Suedzucker AG	18,211
9,998	ThyssenKrupp AG	324,667
12,589	TUI AG*	139,120
941	Volkswagen AG	88,876
140	Wacker Chemie AG	20,422
		13,841,724
	Greece—0.4%
10,501	Alpha Bank AE*	84,936
1,310	Coca-Cola Hellenic Bottling Co. SA	35,473
10,506	EFG Eurobank Ergasias SA*	84,340
2,738	Hellenic Petroleum SA	29,456
8,856	Hellenic Telecommunications Organization SA	97,548
11,570	Marfin Investment Group SA*	22,149
1,162	Motor Oil Hellas Corinth Refineries SA	14,159
9,781	National Bank of Greece SA*	157,045
4,801	OPAP SA	97,382
7,772	Piraeus Bank SA*	58,452
2,914	Public Power Corp. SA*	47,638
		728,578
	Hong Kong—1.7%
17,095	Bank of East Asia Ltd. (The)	60,657
44,742	BOC Hong Kong Holdings Ltd.	107,082
22,085	Cathay Pacific Airways Ltd.*	46,005
12,435	Cheung Kong Holdings Ltd.	153,350
2,445	Cheung Kong Infrastructure Holdings Ltd.	9,130
5,384	Chinese Estates Holdings Ltd.	9,167
22,210	CLP Holdings Ltd.	155,593
13,016	Esprit Holdings Ltd.	93,238
21,478	Foxconn International Holdings Ltd.*	19,278
6,000	Great Eagle Holdings Ltd.	16,791
2,379	Guoco Group Ltd.	24,742

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,072	Hang Lung Group Ltd.	$34,549
10,607	Hang Lung Properties Ltd.	38,157
7,369	Hang Seng Bank Ltd.	100,433
9,863	Henderson Land Development Co. Ltd.	62,166
23,508	Hong Kong & China Gas Co. Ltd.	57,045
14,554	Hongkong Electric Holdings Ltd.	85,881
15,000	Hongkong Land Holdings Ltd.	79,350
142,864	Hutchison Telecommunications International Ltd.*	39,781
47,856	Hutchison Whampoa Ltd.	328,447
2,400	Jardine Matheson Holdings Ltd.	87,895
1,500	Jardine Strategic Holdings Ltd.	31,590
4,987	Kerry Properties Ltd.	23,005
6,000	Kingboard Chemical Holdings Ltd.	32,168
70,590	Lenovo Group Ltd.	52,041
12,981	Li & Fung Ltd.	62,582
16,500	Link (The) REIT	40,480
10,375	MTR Corp.	36,358
35,928	New World Development Co. Ltd.	63,727
28,800	Noble Group Ltd.	62,457
8,000	NWS Holdings Ltd.	13,981
5,164	Orient Overseas International Ltd.*	39,275
195,320	PCCW Ltd.	59,047
12,000	Shangri-La Asia Ltd.	23,158
20,078	Sino Land Co. Ltd.	36,032
35,000	SJM Holdings Ltd.	22,617
15,733	Sun Hung Kai Properties Ltd.	218,127
15,808	Swire Pacific Ltd., Class A	176,659
1,580.8	Swire Properties Ltd.*	4,444
6,000	Tingyi Cayman Islands Holding Corp.	14,906
42,000	TPV Technology Ltd.	32,163
12,001	Wharf Holdings Ltd. (The)	64,906
8,000	Wheelock & Co. Ltd.	24,904
5,148	Yue Yuen Industrial Holdings Ltd.	17,936
		2,761,300
	Ireland—0.6%
112,844	Allied Irish Banks PLC*	213,757
5,231	Anglo Irish Bank Corp. Ltd.*	—
10,237	CRH PLC	292,351
140,688	Governor & Co. of the Bank of Ireland (The)*	308,201
21,783	Irish Life & Permanent Group Holdings PLC*	87,799
962	Kerry Group PLC, Class A	30,873
5,446	Ryanair Holdings PLC*	27,109
3,735	Smurfit Kappa Group PLC*	38,235
		998,325
	Israel—0.3%
29,911	Bank Hapoalim BM*	120,791
7,491	Bank Leumi Le-Israel*	32,086
22,173	Bezeq Israeli Telecommunication Corp. Ltd.	54,317
36	Delek Group Ltd.	7,848

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
628	Discount Investment Corp.	$14,484
574	IDB Holding Corp. Ltd.	17,459
2,931	Israel Chemicals Ltd.	35,189
27	Israel Corp. Ltd. (The)*	21,339
36,308	Oil Refineries Ltd.	22,527
3,455	Teva Pharmaceutical Industries Ltd.	203,873
		529,913
	Italy—4.9%
27,721	A2A SpA	46,795
1,547	ACEA SpA	15,730
27,163	Assicurazioni Generali SpA	572,581
3,842	Atlantia SpA	81,659
1,765	Autogrill SpA*	21,470
10,016	Banca Carige SpA	25,410
85,174	Banca Monte dei Paschi di Siena SpA	117,770
11,040	Banca Popolare di Milano Scarl	62,006
19,766	Banco Popolare Societa Cooperativa*	126,382
1,818	Benetton Group SpA	15,608
2,580	Buzzi Unicem SpA	38,303
9,695	CIR-Compagnie Industriali Riunite SpA*	20,516
1,899	Credito Emiliano SpA*	11,584
10,636	Edison SpA	14,514
156,153	Enel SpA	816,966
64,821	Eni SpA	1,446,746
2,373	ERG SpA	32,588
1,267	EXOR SpA	23,169
30,573	Fiat SpA	400,740
9,190	Finmeccanica SpA	117,579
4,449	Fondiaria-Sai SpA	61,545
2,194	Fondiaria-Sai SpA RSP	21,377
9,340	Hera SpA	19,799
216,850	Intesa Sanpaolo SpA*	713,753
2,967	Italcementi SpA	33,693
3,609	Italcementi SpA RSP	22,692
416	Italmobiliare SpA*	15,238
1,023	Italmobiliare SpA RSP*	28,814
669	Lottomatica SpA	12,103
919	Luxottica Group SpA	25,147
15,510	Mediaset SpA	122,656
6,568	Mediobanca SpA*	60,541
2,623	Mediolanum SpA	13,314
9,027	Milano Assicurazioni SpA	21,418
20,991	Parmalat SpA	55,182
87,804	Pirelli & C. SpA*	50,451
23,125	Premafin Finanziaria SpA*	31,410
1,999	Saipem SpA	74,544
10,801	Saras SpA	25,935
12,305	Snam Rete Gas SpA	58,359
531,020	Telecom Italia SpA*	741,415
239,358	Telecom Italia SpA RSP*	269,753

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,894	Terna-Rete Elettrica Nationale SpA	$56,243
13,469	UBI Banca-Unione di Banche Italiane ScpA	166,572
444,339	UniCredit SpA*	1,162,905
41,973	Unipol Gruppo Finanziario SpA*	43,897
		7,916,872
	Japan—16.3%
1,730	Acom Co. Ltd.	27,316
16,400	Aeon Co. Ltd.	187,625
18,450	Aiful Corp.*	26,985
2,800	Aisin Seiki Co. Ltd.	85,021
7,000	Ajinomoto Co., Inc.	65,694
1,100	Alfresa Holdings Corp.	55,156
10,000	All Nippon Airways Co. Ltd.*	31,696
4,700	Alps Electric Co. Ltd.*	34,173
4,000	Amada Co. Ltd.	32,814
4,300	Asahi Breweries Ltd.	77,181
12,000	Asahi Glass Co. Ltd.	141,686
17,000	Asahi Kasei Corp.	95,491
3,200	Astellas Pharma, Inc.	111,958
12,000	Bank of Yokohama Ltd. (The)	62,343
9,100	Bridgestone Corp.	151,540
3,700	Brother Industries Ltd.	44,902
1,900	Canon Marketing Japan, Inc.	29,678
12,800	Canon, Inc.	585,047
4,300	Casio Computer Co. Ltd.	33,786
23	Central Japan Railway Co.	187,137
8,000	Chiba Bank Ltd. (The)	50,623
8,600	Chubu Electric Power Co., Inc.	199,650
1,500	Chugai Pharmaceutical Co. Ltd.	27,116
4,400	Chugoku Electric Power Co., Inc. (The)	83,988
13,000	Chuo Mitsui Trust Holdings, Inc.	49,561
38,000	Cosmo Oil Co. Ltd.	102,353
4,400	Credit Saison Co. Ltd.	64,300
8,000	Dai Nippon Printing Co. Ltd.	110,742
16,150	Daiei, Inc. (The)*	74,810
4,000	Daihatsu Motor Co. Ltd.	38,541
4,700	Daiichi Sankyo Co. Ltd.	81,613
1,600	Daikin Industries Ltd.	60,288
1,500	Dainippon Sumitomo Pharma Co. Ltd.	12,412
900	Daito Trust Construction Co. Ltd.	47,938
6,000	Daiwa House Industry Co. Ltd.	64,507
22,000	Daiwa Securities Group, Inc.	113,700
5,500	Denso Corp.	160,380
2,100	Dentsu, Inc.	57,113
19,000	DIC Corp.	40,688
3,500	East Japan Railway Co.	233,942
1,800	Eisai Co. Ltd.	61,472
2,900	Electric Power Development Co. Ltd.	89,300
900	Fanuc Ltd.	106,192
600	Fast Retailing Co. Ltd.	90,847

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,000	Fuji Electric Holdings Co. Ltd.*	$42,021
15,000	Fuji Heavy Industries Ltd.*	83,884
9	Fuji Media Holdings, Inc.	14,438
5,600	FUJIFILM Holdings Corp.	191,767
7,000	Fujikura Ltd.	37,362
31,000	Fujitsu Ltd.	217,817
10,000	Fukuoka Financial Group, Inc.	43,353
8,000	Furukawa Electric Co. Ltd.	39,623
5,000	Hachijuni Bank Ltd. (The)	28,025
750	Hakuhodo DY Holdings, Inc.	42,572
14,000	Hankyu Hanshin Holdings, Inc.	65,170
12,000	Hanwa Co. Ltd.	51,160
7,000	Hino Motors Ltd.	35,210
1,100	Hitachi Chemical Co. Ltd.	23,870
1,100	Hitachi Construction Machinery Co. Ltd.	23,371
600	Hitachi High-Technologies Corp.	13,071
115,000	Hitachi Ltd.*	505,036
2,000	Hitachi Metals Ltd.	21,443
2,700	Hokkaido Electric Power Co., Inc.	52,349
15,000	Hokuhoku Financial Group, Inc.	29,802
2,800	Hokuriku Electric Power Co.	57,896
17,300	Honda Motor Co. Ltd.	584,923
2,700	HOYA	74,620
900	Ibiden Co. Ltd.	32,383
1,000	Idemitsu Kosan Co. Ltd.	82,769
23,000	IHI Corp.	45,995
6	Inpex Corp.	42,189
2,600	Isetan Mitsukoshi Holdings Ltd.	30,003
25,000	Isuzu Motors Ltd.	79,478
18,000	ITOCHU Corp.	155,821
50	Japan Tobacco, Inc.	173,134
6,800	JFE Holdings, Inc.	242,307
7,000	JFE Shoji Holdings, Inc.	36,049
1,000	JGC Corp.	17,253
8,000	Joyo Bank Ltd. (The)	33,252
3,200	JS Group Corp.	62,708
1,600	JSR Corp.	32,366
5,800	JTEKT Corp.	66,592
69,900	JX Holdings, Inc.*	389,614
25,000	Kajima Corp.	63,471
3,000	Kaneka Corp.	18,918
10,600	Kansai Electric Power Co., Inc. (The)	235,668
4,800	Kao Corp.	116,940
22,000	Kawasaki Heavy Industries Ltd.	68,915
20,000	Kawasaki Kisen Kaisha Ltd.*	84,932
50	KDDI Corp.	240,884
4,000	Keio Corp.	25,844
100	Keyence Corp.	23,875
3,000	Kinden Corp.	26,600
14,000	Kintetsu Corp.	44,240
9,000	Kirin Holdings Co. Ltd.	128,838

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
58,000	Kobe Steel Ltd.	$129,347
9,700	Komatsu Ltd.	195,370
6,000	Konica Minolta Holdings, Inc.	75,835
6,000	Kubota Corp.	52,657
3,500	Kuraray Co. Ltd.	45,782
1,700	Kyocera Corp.	170,555
2,000	Kyowa Hakko Kirin Co. Ltd.	20,969
6,400	Kyushu Electric Power Co., Inc.	129,374
700	Lawson, Inc.	30,880
6,500	Leopalace21 Corp.*	40,378
1,000	Makita Corp.	30,972
24,000	Marubeni Corp.	141,495
5,400	Marui Group Co. Ltd.	42,654
39,000	Mazda Motor Corp.	115,078
5,400	Medipal Holdings Corp.	67,271
22,500	Mitsubishi Chemical Holdings Corp.	119,990
13,100	Mitsubishi Corp.	310,064
20,000	Mitsubishi Electric Corp.	178,108
6,000	Mitsubishi Estate Co. Ltd.	108,079
6,000	Mitsubishi Gas Chemical Co., Inc.	36,151
55,000	Mitsubishi Heavy Industries Ltd.	221,368
24,000	Mitsubishi Materials Corp.*	71,879
46,000	Mitsubishi Motors Corp.*	62,945
1,000	Mitsubishi Tanabe Pharma Corp.	13,220
146,360	Mitsubishi UFJ Financial Group, Inc.	762,079
17,300	Mitsui & Co. Ltd.	259,796
24,000	Mitsui Chemicals, Inc.	78,770
8,000	Mitsui Fudosan Co. Ltd.	148,036
18,000	Mitsui OSK Lines Ltd.	134,464
139,900	Mizuho Financial Group, Inc.	269,166
4,300	MS&AD Insurance Group Holdings	123,494
1,800	Murata Manufacturing Co. Ltd.	106,437
11,000	Nagoya Railroad Co. Ltd.	30,645
2,900	Namco Bandai Holdings, Inc.	28,914
81,000	NEC Corp.	266,480
1,000	NGK Insulators Ltd.	19,692
200	Nidec Corp.	20,503
2,200	Nikon Corp.	49,903
700	Nintendo Co. Ltd.	234,962
2,000	Nippon Electric Glass Co. Ltd.	30,474
19,000	Nippon Express Co. Ltd.	89,444
3,000	Nippon Meat Packers, Inc.	37,867
2,500	Nippon Paper Group, Inc.	70,155
16,000	Nippon Sheet Glass Co. Ltd.	52,515
77,000	Nippon Steel Corp.	272,967
12,800	Nippon Telegraph & Telephone Corp.	520,590
60	Nippon Television Network Corp.	8,960
32,000	Nippon Yusen Kabushiki Kaisha	131,454
47,200	Nissan Motor Co. Ltd.*	410,367
2,000	Nisshin Seifun Group, Inc.	24,566
21,000	Nisshin Steel Co. Ltd.	44,371

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800	Nissin Foods Holdings Co. Ltd.	$26,889
1,300	Nitto Denko Corp.	50,756
18,000	NKSJ Holdings, Inc.*	130,582
2,100	NOK Corp.	35,667
27,600	Nomura Holdings, Inc.	190,622
1,300	Nomura Research Institute Ltd.	33,141
6,000	NSK Ltd.	45,732
7,000	NTN Corp.	30,715
14	NTT Data Corp.	50,507
241	NTT DoCoMo, Inc.	374,647
16,000	Obayashi Corp.	71,434
4,000	Odakyu Electric Railway Co. Ltd.	33,362
16,000	OJI Paper Co. Ltd.	75,315
1,500	Olympus Corp.	45,355
2,600	OMRON Corp.	60,399
800	Ono Pharmaceutical Co. Ltd.	33,113
200	Oracle Corp. Japan	9,904
300	Oriental Land Co. Ltd.	21,227
1,960	ORIX Corp.	179,001
23,000	Osaka Gas Co. Ltd.	79,973
40,100	Panasonic Corp.	587,191
3,000	Panasonic Electric Works Co. Ltd.	36,904
6,350	Promise Co. Ltd.	60,728
900	Renesas Electronics Corp.*	12,286
3,400	Resona Holdings, Inc.	41,493
9,000	Ricoh Co. Ltd.	152,767
1,400	Rohm Co. Ltd.	103,671
600	Ryoshoku Ltd.	14,243
500	Sankyo Co. Ltd.	23,061
22,000	Sanyo Electric Co. Ltd.*	34,914
205	SBI Holdings, Inc.	43,934
1,400	Secom Co. Ltd.	60,733
2,200	Sega Sammy Holdings, Inc.	28,738
3,900	Seiko Epson Corp.	69,034
7,000	Sekisui Chemical Co. Ltd.	47,767
9,000	Sekisui House Ltd.	85,720
9,800	Seven & I Holdings Co. Ltd.	250,397
14,000	Sharp Corp.	181,184
2,000	Shikoku Electric Power Co., Inc.	53,560
15,000	Shimizu Corp.	60,040
2,700	Shin-Etsu Chemical Co. Ltd.	155,519
47,000	Shinsei Bank Ltd.*	60,950
1,300	Shionogi & Co. Ltd.	23,449
2,200	Shiseido Co. Ltd.	46,083
5,000	Shizuoka Bank Ltd. (The)	41,921
23,000	Showa Denko K.K.	52,236
5,100	Showa Shell Sekiyu K.K.	34,558
300	SMC Corp.	42,965
2,700	SoftBank Corp.	60,337
104,800	Sojitz Corp.	188,843
14,400	Sony Corp.	492,648

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,400	Sumco Corp.*	$30,947
22,000	Sumitomo Chemical Co. Ltd.	103,874
17,100	Sumitomo Corp.	205,752
9,500	Sumitomo Electric Industries Ltd.	116,813
3,700	Sumitomo Forestry Co. Ltd.	31,174
6,000	Sumitomo Heavy Industries Ltd.	39,412
51,000	Sumitomo Metal Industries Ltd.	138,324
6,000	Sumitomo Metal Mining Co. Ltd.	88,696
14,700	Sumitomo Mitsui Financial Group, Inc.	485,768
4,000	Sumitomo Realty & Development Co. Ltd.	82,010
2,600	Sumitomo Rubber Industries Ltd.	23,222
15,000	Sumitomo Trust & Banking Co. Ltd. (The)	90,641
1,000	Suzuken Co. Ltd.	38,212
5,800	Suzuki Motor Corp.	121,817
3,550	T&D Holdings, Inc.	92,661
31,000	Taiheiyo Cement Corp.*	43,803
28,000	Taisei Corp.	63,742
2,000	Taisho Pharmaceutical Co. Ltd.	36,347
5,000	Takashimaya Co. Ltd.	47,365
6,200	Takeda Pharmaceutical Co. Ltd.	265,987
4,980	Takefuji Corp.	20,048
1,000	TDK Corp.	63,950
18,000	Teijin Ltd.	57,391
600	Terumo Corp.	30,543
6,000	Tobu Railway Co. Ltd.	31,629
5,000	Toho Gas Co. Ltd.	25,281
6,500	Tohoku Electric Power Co., Inc.	132,444
5,900	Tokio Marine Holdings, Inc.	175,507
500	Tokyo Broadcasting System Holdings, Inc.	8,639
15,600	Tokyo Electric Power Co., Inc. (The)	391,192
1,000	Tokyo Electron Ltd.	65,511
25,000	Tokyo Gas Co. Ltd.	106,154
15,000	Tokyu Corp.	62,596
9,000	Tokyu Land Corp.	38,439
8,000	TonenGeneral Sekiyu K.K.	68,215
11,000	Toppan Printing Co. Ltd.	100,233
14,000	Toray Industries, Inc.	80,394
47,000	Toshiba Corp.*	270,717
14,000	Tosoh Corp.	39,384
2,900	Toyo Seikan Kaisha Ltd.	49,856
600	Toyoda Gosei Co. Ltd.	16,618
800	Toyota Auto Body Co. Ltd.	12,848
1,100	Toyota Boshoku Corp.	19,487
2,100	Toyota Industries Corp.	61,229
39,400	Toyota Motor Corp.	1,521,121
5,800	Toyota Tsusho Corp.	86,432
12,000	Ube Industries Ltd.	30,307
5,600	UNY Co. Ltd.	50,758
27	West Japan Railway Co.	98,062
29	Yahoo! Japan Corp.	11,095
1,070	Yamada Denki Co. Ltd.	83,601

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,000	Yamaha Corp.	$36,664
6,300	Yamaha Motor Co. Ltd.*	92,869
4,800	Yamato Holdings Co. Ltd.	68,536
2,000	Yamazaki Baking Co. Ltd.	25,521
		26,512,671
	Luxembourg—0.5%
17,455	ArcelorMittal	678,346
173	RTL Group	13,860
2,768	SES FDR	63,354
3,620	Tenaris SA	72,589
		828,149
	Netherlands—3.7%
67,796	Aegon NV*	473,524
4,035	Akzo Nobel NV	238,285
1,468	ASML Holding NV	48,102
858	Corio NV REIT	49,570
6,865	European Aeronautic Defence and Space Co. NV	127,331
1,672	Heineken Holding NV	68,348
1,803	Heineken NV	83,956
288,134	ING Groep NV CVA*	2,539,724
19,210	Koninklijke Ahold NV	263,053
5,442	Koninklijke BAM Groep NV	40,740
2,685	Koninklijke DSM NV	119,768
25,539	Koninklijke KPN NV	382,643
12,880	Koninklijke Philips Electronics NV	431,914
599	Nutreco Holding NV	37,427
1,475	Randstad Holding NV*	74,636
3,320	Reed Elsevier NV	39,487
2,035	SBM Offshore NV	39,992
6,452	SNS REAAL NV*	37,235
5,398	TNT NV	164,739
24,280	Unilever NV CVA	737,667
3,474	Wolters Kluwer NV	70,884
		6,069,025
	New Zealand—0.1%
8,946	Fletcher Building Ltd.	54,570
66,152	Telecom Corp. of New Zealand Ltd.	103,979
9,871	Vector Ltd.	15,470
		174,019
	Norway—1.0%
760	Aker ASA, Class A	19,834
3,085	Aker Solutions ASA	51,504
14,830	DnB NOR ASA	175,334
36,259	Norsk Hydro ASA*	283,550
15,443	Orkla ASA	129,983
24,846	Statoil ASA	600,149
8,370	Storebrand ASA*	62,886
12,104	Telenor ASA*	171,893

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,700	Yara International ASA	$58,928
		1,554,061
	Portugal—0.4%
7,581	Banco BPI SA	17,016
82,891	Banco Comercial Portugues SA, Class R	77,746
5,179	Banco Espirito Santo SA	24,759
4,491	Brisa Auto-Estradas de Portugal SA	31,793
2,386	CIMPOR-Cimentos de Portugal SGPS SA	17,281
43,483	EDP-Energias de Portugal SA	155,405
2,362	Galp Energia SGPS SA, Class B	37,817
1,789	Jeronimo Martins SGPS SA	18,487
17,672	Portugal Telecom SGPS SA*	179,609
22,065	Sonae	24,239
		584,152
	Singapore—0.7%
27,000	CapitaLand Ltd.	72,925
4,000	City Developments Ltd.	30,727
17,000	DBS Group Holdings Ltd.	187,166
17,000	Fraser and Neave Ltd.	60,400
78,000	Golden Agri-Resources Ltd.*	32,946
1,000	Jardine Cycle & Carriage Ltd.	21,985
12,000	Keppel Corp. Ltd.	85,136
18,000	Neptune Orient Lines Ltd.*	28,232
19,000	Oversea-Chinese Banking Corp. Ltd.	120,654
9,000	SembCorp Industries Ltd.	27,371
8,000	Singapore Airlines Ltd.	87,820
17,000	Singapore Press Holdings Ltd.	50,772
13,000	Singapore Technologies Engineering Ltd.	29,855
79,000	Singapore Telecommunications Ltd.	174,238
10,000	StarHub Ltd.	16,972
10,000	United Overseas Bank Ltd.	146,283
10,000	Wilmar International Ltd.	50,205
		1,223,687
	South Korea—4.0%
392	CJ Corp.	22,653
823	Daelim Industrial Co. Ltd.	46,744
1,750	Daewoo Engineering & Construction Co. Ltd.	16,281
1,030	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	19,571
1,800	Dongkuk Steel Mill Co. Ltd.	37,633
756	Doosan Corp.	82,565
386	Doosan Heavy Industries and Construction Co. Ltd.	28,310
486	GS Engineering & Construction Corp.	36,736
1,940	GS Holdings	67,480
2,540	Hana Financial Group, Inc.	79,004
1,440	Hanwha Chemical Corp.	21,663
2,530	Hanwha Corp.	93,561

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
221	Honam Petrochemical Corp.	$28,650
6,040	Hynix Semiconductor, Inc.*	152,875
604	Hyosung Corp.	42,874
605	Hyundai Engineering & Construction Co. Ltd.	29,218
623	Hyundai Heavy Industries Co. Ltd.	141,002
990	Hyundai Merchant Marine Co. Ltd.	24,162
528	Hyundai Mobis	87,635
3,094	Hyundai Motor Co.	377,335
447	Hyundai Steel Co.	36,452
2,520	Industrial Bank of Korea	35,043
2,839	KB Financial Group, Inc.	138,327
69	KCC Corp.	19,398
4,260	Kia Motors Corp.	103,944
6,060	Korea Electric Power Corp.*	183,842
4,580	Korea Exchange Bank	55,902
412	Korea Express Co. Ltd.*	23,116
670	Korea Gas Corp.	26,991
2,230	Korea Kumho Petrochemical Co. Ltd.*	74,088
636	Korean Air Lines Co. Ltd.*	39,931
3,960	KT Corp.	175,757
801	KT&G Corp.	40,471
401	LG Chem Ltd.	101,403
4,102	LG Corp.	279,693
3,690	LG Display Co. Ltd.	156,930
2,513	LG Electronics, Inc.	274,011
1,670	LG International Corp.	49,098
2,760	LG Telecom Ltd.	20,818
108	Lotte Shopping Co. Ltd.	30,632
582	LS Corp.	47,469
957	POSCO	429,151
1,896	Samsung C&T Corp.	89,656
350	Samsung Card Co. Ltd.	17,376
1,487	Samsung Electronics Co. Ltd.	1,130,624
447	Samsung Fire & Marine Insurance Co. Ltd.	82,634
2,370	Samsung Heavy Industries Co. Ltd.	54,388
414	Samsung SDI Co. Ltd.	55,155
6,430	Shinhan Financial Group Co. Ltd.	273,517
110	Shinsegae Co. Ltd.	50,433
821	SK Energy Co. Ltd.	89,453
5,007	SK Holdings Co. Ltd.	393,731
2,520	SK Networks Co. Ltd.	25,081
889	SK Telecom Co. Ltd.	138,737
2,573	S-Oil Corp.	131,154
2,560	STX Corp.*	43,884
2,640	STX Offshore & Shipbuilding Co. Ltd.	31,913
7,800	Woori Finance Holdings Co. Ltd.	123,746
		6,509,901
	Spain—4.3%
3,100	Abertis Infraestructuras SA	53,914
444	Acciona SA	43,950

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,677	Acerinox SA	$73,102
3,113	ACS Actividades de Construccion y Servicios SA	140,970
76,289	Banco Bilbao Vizcaya Argentaria SA	1,002,010
25,319	Banco de Sabadell SA	128,292
1,352	Banco Espanol de Credito SA	13,834
26,047	Banco Popular Espanol SA	184,178
154,780	Banco Santander SA	1,965,420
4,649	Bankinter SA	34,275
5,524	Caja de Ahorros del Mediterraneo	44,138
472	Cementos Portland Valderrivas SA	10,821
10,241	Criteria Caixacorp SA	51,003
2,047	EDP Renovaveis SA*	14,533
1,408	Enagas	28,199
2,356	Endesa SA	66,995
1,532	Fomento de Construcciones y Contratas SA	50,065
3,138	Gamesa Corp. Tecnologica SA	38,507
6,386	Gas Natural SDG SA	108,879
1,789	Gestevision Telecinco SA	25,404
6,202	Iberdrola Renovables SA	24,012
65,450	Iberdrola SA	518,712
39,307	Iberia Lineas Aereas de Espana SA*	131,227
1,307	Inditex SA	80,785
13,722	Mapfre SA	44,853
3,235	Promotora de Informaciones SA*	13,425
366	Red Electrica Corporacion SA	17,317
31,475	Repsol YPF SA	738,025
3,250	Sacyr Vallehermoso SA*	24,763
546	Sociedad General de Aguas de Barcelona SA, Class A	14,420
56,630	Telefonica SA	1,280,099
810	Zardoya Otis SA	12,630
		6,978,757
	Sweden—2.6%
2,325	Alfa Laval AB	34,618
3,304	Assa Abloy AB, Class B	76,124
4,921	Atlas Copco AB, Class A	79,091
3,050	Atlas Copco AB, Class B	44,152
4,200	Boliden AB	57,743
4,532	Electrolux AB, Series B	116,470
1,976	Hennes & Mauritz AB, Class B	125,992
1,726	Holmen AB, Class B	43,497
4,165	Industrivarden AB, Class A	59,440
1,826	Industrivarden AB, Class C	24,976
10,396	Investor AB, Class B	196,527
372	Lundbergforetagen AB, Class B	18,423
3,834	NCC AB, Class B	59,089
50,309	Nordea Bank AB	490,461
1,277	Ratos AB, Class B	39,933
13,477	Sandvik AB*	193,020

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
265,542	SAS AB*	$47,029
8,729	Scania AB, Class B	152,212
5,823	Securitas AB, Class B	61,275
31,710	Skandinaviska Enskilda Banken AB, Class A*	215,998
8,261	Skanska AB, Class B	136,777
5,521	SKF AB, Class B	110,051
3,281	SSAB AB, Class A	57,408
1,133	SSAB AB, Class B	17,593
12,604	Svenska Cellulosa AB, Class B	164,107
7,482	Svenska Handelsbanken AB, Class A	209,650
12,807	Swedbank AB, Class A*	137,790
5,235	Tele2 AB, Class B	88,405
36,105	Telefonaktiebolaget LM Ericsson, Class B	416,360
31,088	TeliaSonera AB	212,924
12,734	Volvo AB, Class A*	154,516
27,265	Volvo AB, Class B*	338,009
		4,179,660
	Switzerland—4.3%
10,735	ABB Ltd.*	205,560
2,194	Adecco SA	128,825
864	Baloise Holding AG	67,916
168	BKW FMB Energie AG	11,175
5,136	Clariant AG*	70,741
2,971	Compagnie Financiere Richemont SA*	109,394
14,285	Credit Suisse Group AG	654,525
5,843	GAM Holding Ltd.*	72,454
211	Geberit AG*	37,382
60	Givaudan SA	52,121
111	Helvetia Holding AG	33,859
3,054	Holcim Ltd.*	227,189
1,298	Julius Baer Group Ltd.	44,534
419	Kuehne & Nagel International AG*	43,773
23,560	Nestle SA	1,150,834
18,398	Novartis AG	936,408
603	Pargesa Holding SA	48,939
3,117	Petroplus Holdings AG*	55,484
5,370	Roche Holding AG	846,410
180	Schindler Holding AG	15,608
125	Schindler Holding AG Participant Certificates	10,961
38	SGS SA	49,275
161	Swatch Group AG-Bearer*	47,086
516	Swatch Group AG-Registered	28,089
1,422	Swiss Life Holding AG*	172,556
7,687	Swiss Reinsurance Co. Ltd.	332,801
266	Swisscom AG	90,116
554	Syngenta AG*	140,126
218	Synthes, Inc.	24,694
44,580	UBS AG*	689,456

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,466	Zurich Financial Services AG	$545,761
		6,944,052
	United Kingdom—20.4%
11,411	3i Group PLC	47,091
3,417	AMEC PLC	43,441
6,459	Amlin PLC	36,970
14,954	Anglo American PLC*	635,431
3,228	Antofagasta PLC	48,962
4,599	Arriva PLC	53,603
5,123	Associated British Foods PLC	78,734
17,805	AstraZeneca PLC	787,052
109,183	Aviva PLC	577,407
47,466	BAE Systems PLC	248,877
12,735	Balfour Beatty PLC	53,924
233,803	Barclays PLC	1,201,472
37,807	Barratt Developments PLC*	71,577
21,240	BG Group PLC	359,152
36,122	BHP Billiton PLC	1,103,251
361,706	BP PLC	3,155,998
26,744	Bradford & Bingley PLC*	—
17,067	British Airways PLC*	59,196
16,705	British American Tobacco PLC	525,488
11,413	British Land Co. PLC REIT	81,079
10,744	British Sky Broadcasting Group PLC	100,608
294,627	BT Group PLC	567,169
4,495	Bunzl PLC	52,365
41,795	Cable & Wireless Communications PLC	39,504
41,795	Cable & Wireless Worldwide PLC*	55,273
3,369	Capita Group PLC (The)	41,107
9,333	Carnival PLC	404,457
70,879	Centrica PLC	318,501
21,480	Compass Group PLC	174,761
25,198	Diageo PLC	429,923
11,524	Drax Group PLC	63,620
191,651	DSG International PLC*	96,465
4,117	easyJet PLC*	29,599
29,897	Enterprise Inns PLC*	58,369
1,932	Eurasian Natural Resources Corp. PLC	35,834
5,464	Experian PLC	50,534
11,493	FirstGroup PLC	66,814
15,239	G4S PLC	62,055
35,436	GKN PLC*	73,545
65,854	GlaxoSmithKline PLC	1,222,793
8,539	Hammerson PLC REIT	49,865
23,557	Hays PLC	40,052
23,714	Home Retail Group PLC	99,470
218,375	HSBC Holdings PLC	2,224,455
8,978	ICAP PLC	51,818
8,858	Imperial Tobacco Group PLC	252,446
151,302	Inchcape PLC*	79,254

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,978	InterContinental Hotels Group PLC	$70,163
22,014	International Power PLC	111,472
11,261	Investec PLC	89,099
63,200	ITV PLC*	64,858
40,934	J Sainsbury PLC	211,036
3,175	Johnson Matthey PLC	84,472
2,148	Kazakhmys PLC	45,525
26,946	Kesa Electricals PLC	51,222
50,280	Kingfisher PLC	191,697
23,059	Ladbrokes PLC	54,810
13,541	Land Securities Group PLC REIT	135,469
154,453	Legal & General Group PLC	200,919
7,040	Liberty International PLC REIT*	52,517
566,632	Lloyds Banking Group PLC*	567,133
30,127	Logica PLC	63,056
2,581	London Stock Exchange Group PLC	26,861
1,648	Lonmin PLC*	47,630
31,590	Man Group PLC	116,667
34,100	Marks & Spencer Group PLC	190,762
15,407	Mitchells & Butlers PLC*	77,006
11,537	Mondi PLC	77,907
12,782	National Express Group PLC	46,679
44,691	National Grid PLC	431,121
2,259	Next PLC	78,977
137,171	Old Mutual PLC*	242,184
10,494	Pearson PLC	167,770
4,616	Pennon Group PLC	36,684
11,370	Persimmon PLC*	82,517
37,057	Prudential PLC	325,465
44,840	Punch Taverns PLC*	60,810
3,914	Reckitt Benckiser Group PLC	203,404
7,597	Reed Elsevier PLC	59,500
26,035	Rentokil Initial PLC*	50,513
19,956	Rexam PLC	98,439
15,421	Rio Tinto PLC	797,585
1,256,490	Rolls-Royce Group PLC, Class C*	1,923
13,961	Rolls-Royce Group PLC*	123,065
877,415	Royal Bank of Scotland Group PLC*	718,272
77,313	Royal Dutch Shell PLC, Class A	2,408,993
59,245	Royal Dutch Shell PLC, Class B	1,786,846
70,335	RSA Insurance Group PLC	130,232
7,977	SABMiller PLC	250,177
12,745	Sage Group PLC (The)	47,654
1,487	Schroders PLC	31,450
709	Schroders PLC NVTG	11,987
14,988	Scottish & Southern Energy PLC	248,656
9,563	Segro PLC REIT	45,158
4,388	Severn Trent PLC	77,623
5,010	Smith & Nephew PLC	51,962
4,606	Smiths Group PLC	79,226
14,272	Standard Chartered PLC	380,847

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,527	Standard Life PLC	$123,342
5,234	TalkTalk Telecom Group PLC*	10,175
9,690	Tate & Lyle PLC	67,483
125,906	Taylor Wimpey PLC*	77,904
104,106	Tesco PLC	690,775
20,046	Thomas Cook Group PLC	76,074
21,550	Tomkins PLC	81,558
4,333	Travis Perkins PLC*	55,984
12,850	TUI Travel PLC	54,842
25,078	Unilever PLC	753,893
9,514	United Business Media Ltd.	80,349
16,986	United Utilities Group PLC	139,056
1,187	Vedanta Resources PLC	45,392
1,075,536	Vodafone Group PLC	2,384,162
2,895	Whitbread PLC	67,680
13,995	William Hill PLC	43,746
36,174	William Morrison Supermarkets PLC	160,104
7,669	Wolseley PLC*	191,607
21,229	WPP PLC	225,165
21,847	Xstrata PLC	358,516
113,790	Yell Group PLC*	94,598
		33,297,766
	Total Common Stocks and Other Equity Interests (Cost $147,639,673)	162,135,454
	Preferred Stocks—0.4%
	Germany—0.4%
139	Dyckerhoff AG	7,943
931	Fresenius SE	67,404
1,453	Henkel AG & Co. KGaA	77,800
2,513	ProSiebenSat.1 Media AG	47,146
4,059	Volkswagen AG	391,622
		591,915
	Italy—0.0%
861	EXOR SpA	9,613
51,707	Unipol Gruppo Finanziario SpA*	37,042
		46,655
	Total Preferred Stocks (Cost $602,481)	638,570
	Rights—0.0%
	France—0.0%
30,518	Technicolor, expiring 05/11/10* (Cost $6,435)	6,817

Number of Shares		Value
	Warrants—0.0%
	France—0.0%
30,518	Technicolor, expiring 11/05/10*	$—
	Hong Kong—0.0%
1,972	Henderson Land Development Co. Ltd., expiring 04/17/11*	—
600	Kingboard Chemical Holdings Ltd., expiring 10/31/12*	178
	Total Warrants (Cost $0)	178
	Total Investments (Cost $148,248,589)—99.9%	162,781,019
	Other assets less liabilities—0.1%	229,157
	Net Assets—100.0%	$163,010,176

Investment Abbreviations:

CVA Dutch Certificate

FDR Fidiciary Depositary Receipt

NVTG Non Voting

PPS Price Protected Shares

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Industrials	25.8
Financials	19.2
Consumer Discretionary	18.7
Materials	11.8
Information Technology	7.5
Consumer Staples	7.1
Health Care	4.0
Energy	3.9
Utilities	1.2
Telecommunication Services	0.7
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—6.2%
40,964	Abacus Property Group REIT	$15,483
10,842	ABC Learning Centres Ltd.*	—
12,148	Adelaide Brighton Ltd.	32,874
5,814	Alesco Corp. Ltd.	15,959
2,645	Ansell Ltd.	31,388
17,089	APA Group	57,327
7,901	APN News & Media Ltd.	17,837
14,725	Aristocrat Leisure Ltd.	58,145
28,199	Asciano Group*	44,025
2,195	ASX Ltd.	66,759
13,404	Australand Property Group*	36,060
50,905	Australian Pharmaceutical Industries Ltd.	26,276
9,871	Automotive Holdings Group	24,867
55,854	AWB Ltd.*	53,125
9,794	AWE Ltd.*	22,267
5,667	Bank of Queensland Ltd.	66,053
43,482	Beach Energy Ltd.	31,474
8,616	Bendigo and Adelaide Bank Ltd.	78,381
4,248	Billabong International Ltd.	44,887
63,793	Boart Longyear Group*	19,156
3,144	Bradken Ltd.	21,169
759	Campbell Brothers Ltd.	20,947
8,533	Centennial Coal Co. Ltd.	33,406
10,122	Challenger Financial Services Group Ltd.	38,642
178,077	Charter Hall Office REIT	49,076
48,721	Charter Hall Retail REIT	25,017
504	Cochlear Ltd.	34,555
56,801	Commonwealth Property Office Fund REIT	48,709
5,111	Computershare Ltd.	55,837
52,887	ConnectEast Group	20,949

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,572	Consolidated Media Holdings Ltd.	$30,782
2,584	Corporate Express Australia Ltd.	13,322
4,407	Crane Group Ltd.	36,859
47,826	CSR Ltd.	76,682
11,378	David Jones Ltd.	49,078
7,721	Downer EDI Ltd.	49,659
30,547	Elders Ltd.*	33,695
34,786	Emeco Holdings Ltd.	22,042
520	Energy Resources of Australia Ltd.	7,564
48,595	Envestra Ltd.	23,295
27,343	FKP Property Group REIT	21,502
1,373	Flight Centre Ltd.	25,148
47,244	Goodman Fielder Ltd.	63,796
63,299	Gunns Ltd.	30,570
8,815	GWA International Ltd.	25,943
13,807	Harvey Norman Holdings Ltd.	43,365
8,288	Healthscope Ltd.	33,492
9,980	Hills Industries Ltd.	23,109
9,144	Iluka Resources Ltd.*	39,171
21,242	Infigen Energy	19,234
90,756	ING Industrial Fund REIT	36,124
69,631	ING Office Fund	39,314
3,448	IOOF Holdings Ltd.	20,979
1,098	JB Hi-Fi Ltd.	19,662
27,791	Lihir Gold Ltd.	98,798
2,447	Macarthur Coal Ltd.	34,485
50,492	Minara Resources Ltd.*	40,620
1,513	Monadelphous Group Ltd.	21,582
13,616	Mount Gibson Iron Ltd.*	21,158
4,357	New Hope Corp. Ltd.	19,910
3,268	Nufarm Ltd.	23,081

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,834	Oil Search Ltd.	$61,847
68,138	OZ Minerals Ltd.*	72,151
45,071	Pacific Brands Ltd.*	49,517
126,182	PaperlinX Ltd.*	87,331
1,247	Perpetual Ltd.	39,689
1,549	Platinum Asset Management Ltd.	7,279
10,971	Primary Health Care Ltd.	41,330
2,713	Ramsay Health Care Ltd.	34,078
3,482	Seven Group Holdings Ltd.	24,147
48,212	Sigma Pharmaceuticals Ltd.	20,052
8,288	Skilled Group Ltd.	10,431
33,438	SP Ausnet	27,448
12,685	Spotless Group Ltd.	33,052
19,891	Straits Resources Ltd.*	22,862
23,283	Ten Network Holdings Ltd.*	39,019
10,553	Transfield Services Ltd.	38,714
4,071	UGL Ltd.	55,377
75,836	Virgin Blue Holdings Ltd.*	41,193
1,499	West Australian Newspapers Holdings Ltd.	10,930
		2,851,118
	Austria—1.1%
108	Agrana Beteiligungs AG	10,731
800	Andritz AG	48,916
926	A-TEC Industries AG*	12,414
4,145	CA Immobilien Anlagen AG*	51,602
2,936	Conwert Immobilien Invest SE	33,828
541	Flughafen Wien AG	30,314
44,226	Immofinanz AG*	188,319
248	Mayr-Melnhof Karton AG	24,086
1,448	Oesterreichische Post AG	41,486
303	Palfinger AG*	8,101
896	RHI AG*	29,875
449	Semperit AG Holding	18,603
276	Zumtobel AG*	5,944
		504,219
	Belgium—1.4%
628	Ackermans & van Haaren NV	43,294
8,861	Agfa Gevaert NV*	65,638
502	Barco NV*	27,050
397	Befimmo Sca Sicafi REIT	30,291
352	Bekaert SA	62,850
368	Cofinimmo REIT	50,564
464	Compagnie d'Entreprises CFE	25,728
1,040	Compagnie Maritime Belge SA	32,365
392	Elia System Operator SA/NV	14,893
1,259	Euronav NV	27,768
219	Gimv NV*	11,853
2,858	Nyrstar*	37,040
451	Omega Pharma SA	21,936
1,234	Recticel SA	13,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,570	RHJ International*	$56,104
453	Sofina SA	40,482
1,152	Telenet Group Holding NV*	34,799
1,650	Tessenderlo Chemie NV	52,762
		648,486
	Bermuda—0.6%
5,253	Aquarius Platinum Ltd.	34,530
11,955	Catlin Group Ltd.	64,327
5,000	China Yurun Food Group Ltd.	15,162
40,000	Citic Resources Holdings Ltd.*	9,379
104	Golar LNG Energy Ltd.*	152
137,610	HKC Holdings Ltd.*	9,913
4,539	Lancashire Holdings Ltd.	32,198
18,000	Mongolia Energy Co. Ltd.*	8,273
2,634	Seadrill Ltd.	66,278
60,000	Sino Union Energy Investment Group Ltd.*	6,168
16,000	Skyworth Digital Holdings Ltd.	14,439
		260,819
	Canada—7.7%
7,550	Advantage Oil & Gas Ltd.*	53,819
3,289	AGF Management Ltd., Class B	56,470
693	Agnico-Eagle Mines Ltd.	44,084
1,184	Astral Media, Inc.	41,265
5,547	Biovail Corp.	94,362
598	Boardwalk REIT	24,207
4,066	CAE, Inc.	37,334
2,230	Calloway REIT	47,226
1,812	Canadian Apartment Properties REIT	25,583
1,389	Canadian REIT	39,290
1,214	Canadian Western Bank	28,754
4,838	Canfor Corp.*	49,772
5,059	Cascades, Inc.	39,559
1,120	CCL Industries, Inc., Class B	31,836
1,784	Centerra Gold, Inc.*	20,097
3,776	Chartwell Seniors Housing REIT	27,886
2,659	CML Healthcare Income Fund	30,007
1,075	Cogeco Cable, Inc.	37,487
1,283	Cominar REIT	24,334
583	Corus Entertainment, Inc., Class B	11,771
3,942	Cott Corp.*	33,082
1,786	Crescent Point Energy Corp.	76,017
1,301	Dorel Industries, Inc., Class B	46,203
2,598	Dundee Corp., Class A*	35,911
823	Dundee REIT	20,883
749	DundeeWealth, Inc.	10,959
3,261	Emera, Inc.	76,176
3,678	Ensign Energy Services, Inc.	49,859
3,182	Extendicare REIT	28,903
4,439	Fairborne Energy Ltd.*	19,415
726	First Capital Realty, Inc.	16,128

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
602	First Quantum Minerals Ltd.	$46,325
1,778	Flint Energy Services Ltd.*	23,540
698	Franco-Nevada Corp.	20,178
560	Genworth Mi Canada, Inc.	15,890
1,499	Gildan Activewear, Inc.*	43,630
2,303	Gmp Capital, Inc.	27,854
3,834	Groupe Aeroplan, Inc.	42,017
4,256	H&R REIT	73,114
2,500	Harry Winston Diamond Corp.*	27,571
414	Home Capital Group, Inc.	19,416
3,942	HudBay Minerals, Inc.*	50,284
2,400	IAMGOLD Corp.	43,078
2,287	Iesi-Bfc Ltd.	45,024
2,410	Industrial Alliance Insurance & Financial Services, Inc.	83,375
829	Inmet Mining Corp.	43,159
5,203	Innvest REIT	35,188
13,074	Kingsway Financial Services, Inc.	28,656
754	Laurentian Bank of Canada	32,845
2,488	Linamar Corp.	50,062
11,141	Lundin Mining Corp.*	52,688
580	MacDonald Dettwiler & Associates Ltd.*	23,175
6,656	Maple Leaf Foods, Inc.	63,350
2,637	Martinrea International, Inc.*	23,927
1,675	MDS, Inc.*	15,016
2,655	Methanex Corp.	61,942
1,400	Morguard REIT	18,481
3,397	Mullen Group Ltd.	51,281
5,415	New Gold, Inc.*	31,810
1,283	Norbord, Inc.*	25,195
1,447	NuVista Energy Ltd.	17,444
483	Open Text Corp.*	20,520
12,652	OPTI Canada, Inc.*	28,606
1,804	Pacific Rubiales Energy Corp.*	40,787
817	Pan American Silver Corp.	21,755
580	Paramount Resources Ltd., Class A*	10,050
398	Petrobank Energy & Resources Ltd.*	20,131
1,585	Primaris Retail REIT	26,259
2,282	Progress Energy Resources Corp.	27,420
1,741	Quadra Mining Ltd.*	26,506
1,851	Reitmans Canada Ltd., Class A	34,394
1,123	Ritchie Bros Auctioneers, Inc.	26,510
5,168	RONA, Inc.*	88,527
3,297	Russel Metals, Inc.	69,400
806	ShawCor Ltd., Class A	23,077
10,941	Sherritt International Corp.	85,336
1,309	Silver Wheaton Corp.*	25,796
2,384	Sino-Forest Corp.*	42,509
1,545	SNC-Lavalin Group, Inc.	76,941
675	Stantec, Inc.*	17,227
5,236	Superior Plus Corp.	71,237

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,085	Thompson Creek Metals Co., Inc.*	$26,782
1,608	Tim Hortons, Inc.	53,312
1,627	TMX Group, Inc.	46,649
1,364	Toromont Industries Ltd.	38,233
6,651	Torstar Corp., Class B	73,350
4,026	Transcontinental, Inc., Class A	50,323
5,825	Transforce, Inc.	62,514
1,719	Trican Well Service Ltd.	21,894
5,822	Trinidad Drilling Ltd.	34,719
1,203	West Fraser Timber Co. Ltd.	52,261
		3,557,219
	Cayman Islands—0.4%
3,000	Anta Sports Products Ltd.	5,341
14,000	Belle International Holdings Ltd.	19,197
48,000	Bosideng International Holdings Ltd.	13,274
24,000	China State Construction International Holdings Ltd.	8,275
1,626	Hong Kong Energy Holdings Ltd.*	158
14,500	KWG Property Holding Ltd.	8,368
3,500	Li Ning Co. Ltd.	13,434
7,000	Lonking Holdings Ltd.	5,187
12,000	Pacific Textile Holdings Ltd.	7,077
25,000	Polytec Asset Holdings Ltd.	4,896
44,000	Renhe Commercial Holdings Co. Ltd.	10,740
9,600	Sands China Ltd.*	15,585
3,000	Shenzhou International Group Holdings Ltd.	3,947
24,000	Tomson Group Ltd.	9,931
34,000	Want Want China Holdings Ltd.	25,526
4,000	Xinao Gas Holdings Ltd.	12,072
		163,008
	China—0.5%
23,405	Agile Property Holdings Ltd.	27,117
10,000	BYD Electronic International Co. Ltd.*	7,115
19,000	China Dongxiang Group Co.	12,897
11,000	Greentown China Holdings Ltd.	11,750
7,000	Hidili Industry International Development Ltd.*	7,630
22,500	Kingboard Laminates Holdings Ltd.	23,905
12,000	Nine Dragons Paper Holdings Ltd.	20,243
16,000	Shimao Property Holdings Ltd.	24,487
30,650	Shui On Land Ltd.	13,897
37,500	Soho China Ltd.	21,311
6,000	Stella International Holdings Ltd.	12,273
600	Tencent Holdings Ltd.	12,408
12,000	Yangzijiang Shipbuilding Holdings Ltd.	11,656
7,000	Yanlord Land Group Ltd.	8,644
		215,333
	Cyprus—0.0%
4,482	Songa Offshore Se*	20,534

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—1.6%
510	Alk-Abello A/S	$38,954
603	Alm. Brand A/S*	8,686
559	Auriga Industries, Class B	9,875
1,234	Bang & Olufsen A/S*	14,125
264	Coloplast A/S, Class B	29,217
350	D/S Norden	16,039
4,123	DSV A/S	73,599
2,485	East Asiatic Co. Ltd. A/S	68,214
910	FLSmidth & Co. A/S	68,477
4,422	GN Store Nord A/S*	35,621
1,287	H. Lundbeck A/S	21,179
2,154	Jyske Bank A/S*	86,884
509	NKT Holding A/S	29,646
510	Novozymes A/S, Class B	61,237
305	Rockwool International A/S, Class B	28,962
798	Schouw & Co.	19,099
110	Simcorp A/S	21,073
1,842	Sydbank A/S*	53,915
376	Topdanmark A/S*	46,365
129	William Demant Holding*	8,787
		739,954
	Finland—1.9%
2,176	Alma Media Corp.	21,121
4,140	Amer Sports Oyj, Class A	48,698
2,023	Cargotec Corp., Class B	64,772
3,965	Citycon Oyj	14,147
1,113	Cramo OYJ*	22,206
1,595	HKScan Oyj, Class A	18,870
5,493	Huhtamaki Oyj	63,808
2,404	Kemira Oyj*	29,456
1,657	Konecranes Oyj	53,126
769	Lassila & Tikanoja OYJ	15,433
481	Lemminkainen Oyj*	17,695
24,646	M-real Oyj, Class B*	85,521
3,061	Nokian Renkaat Oyj	71,855
3,371	Oriola-KD Oyj, Class B	16,350
2,524	Orion Oyj, Class B	47,751
1,490	Outotec Oyj	55,609
1,382	Poyry Oyj	19,292
2,778	Ramirent Oyj	31,790
6,765	Sponda Oyj	26,481
1,483	Stockmann Oyj Abp, Class B	55,252
2,495	Tieto Oyj	51,576
539	Tikkurila Oy*	11,359
2,789	Uponor Oyj	50,950
		893,118

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—3.3%
569	Alten Ltd.*	$16,580
6,230	Altran Technologies SA*	29,880
275	April Group	8,541
863	Beneteau SA*	14,918
192	bioMerieux	20,781
131	Bonduelle SCA	14,118
1,914	Bourbon SA	82,799
477	Boursorama*	5,681
3,279	Bull*	15,328
452	Bureau Veritas SA	25,417
3,476	Canal +	26,976
635	Carbone Lorraine	23,139
1,224	Club Mediterranee SA*	20,476
608	Dassault Systemes SA	39,451
145	Delachaux SA	9,236
7,922	Derichebourg SA*	35,068
259	EDF Energies Nouvelles SA	11,674
3,351	Etablissements Maurel et Prom	51,744
575	Etam Developpement SA*	23,682
943	Eutelsat Communications	33,524
95	Faiveley Transport	7,588
312	Fimalac	15,407
401	GL Events	11,208
7,827	Groupe Eurotunnel SA	71,376
820	Groupe Steria SCA	25,723
178	Guyenne et Gascogne SA	18,286
12,317	Havas SA	65,881
99	Iliad SA	9,885
1,760	IMS-International Metal Service*	29,946
387	Ingenico	9,650
250	Ipsen SA	11,926
526	Ipsos	20,103
589	Manitou BF SA*	10,431
490	Mercialys SA REIT	16,425
910	Neopost SA	72,271
207	Orpea	8,646
262	Pierre & Vacances	21,115
731	Plastic Omnium SA	31,951
453	Remy Cointreau SA	24,464
3,987	Rhodia SA*	91,963
341	Rubis	28,033
580	SEB SA	44,053
184	Seche Environnement SA	14,179
709	Sechilienne-Sidec	22,817
782	Societe BIC SA	60,714
441	Societe Fonciere Financiere et de Participations	25,612
231	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	27,178
1,437	SOITEC*	19,738

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
168	Sopra Group SA	$12,733
122	Sperian Protection	11,409
1,522	Teleperformance	53,132
459	Trigano SA*	10,916
3,526	UbiSoft Entertainment SA*	44,926
134	Vilmorin & Cie	12,872
1,316	Zodiac Aerospace	68,525
		1,540,095
	Germany—3.3%
2,199	Aareal Bank AG*	47,915
5,584	Air Berlin PLC*	29,773
843	Alstria Office AG REIT	9,528
434	Bauer AG	18,078
692	Bechtle AG	20,609
303	Carl Zeiss Meditec AG	4,816
914	Comdirect Bank AG	9,933
646	Demag Cranes AG*	22,309
952	Deutsche Euroshop AG	29,812
2,380	Deutsche Wohnen AG*	21,496
7,071	Deutz AG*	40,658
1,258	DIC Asset AG	10,832
1,489	Douglas Holding AG	67,216
478	Duerr AG	11,269
1,045	ElringKlinger AG	29,382
162	Fielmann AG	12,200
2,509	Freenet AG*	29,211
206	Fuchs Petrolub AG	19,648
273	GfK SE	10,301
2,402	Gildemeister AG	32,428
704	H&R Wasag AG	16,004
654	Hamburger Hafen und Logistik AG	23,766
8,774	Heidelberger Druckmaschinen AG*	73,843
654	Indus Holding AG	13,569
4,904	IVG Immobilien AG*	39,176
2,179	Jenoptik AG*	12,632
471	Krones AG	26,931
1,778	KUKA AG*	26,843
51	KWS Saat AG	8,361
2,321	Leoni AG	53,899
1,470	Medion AG	19,556
2,723	MLP AG	27,255
973	MTU Aero Engines Holding AG	53,422
122	MVV Energie AG	5,043
582	Nordex SE*	6,025
1,946	Pfleiderer AG*	11,977
7,177	Praktiker Bau- und Heimwerkermaerkte Holding AG	72,885
109	Puma AG Rudolf Dassler Sport	36,402
3,248	Q-Cells SE*	29,845
58	Rational AG	9,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,103	Rhoen Klinikum AG	$28,366
1,929	SGL Carbon SE*	62,786
813	Sixt AG	24,024
9,794	Sky Deutschland AG*	21,097
226	Software AG	25,947
2,113	Solarworld AG	30,504
1,480	Stada Arzneimittel AG	58,059
2,096	Symrise AG	53,244
560	Takkt AG	6,132
2,150	Tognum AG	44,424
1,105	United Internet AG*	16,590
261	Vossloh AG	27,235
890	Wincor Nixdorf AG	60,448
		1,502,947
	Gibraltar—0.0%
3,679	PartyGaming PLC*	17,264
	Greece—0.6%
4,426	Agricultural Bank of Greece*	7,972
47,573	Alapis Holding Industrial and Commercial SA	19,466
886	Athens Water Supply & Sewage Co. SA (The)	7,329
5,488	Ellaktor SA	25,818
722	Folli-Follie SA	16,588
6,161	Intralot SA-Integrated Lottery Systems & Services	26,572
1,752	JUMBO SA	12,859
5,140	Mytilineos Holdings SA	31,678
3,082	Sidenor Steel Products Manufacturing Co. SA*	12,196
2,247	Titan Cement Co. SA	59,711
1,884	TT Hellenic Postbank SA*	8,276
6,272	Viohalco	28,287
		256,752
	Hong Kong—2.7%
2,512	ASM Pacific Technology Ltd.	23,685
4,935	Cafe de Coral Holdings Ltd.	11,937
54,213	Champion REIT	25,214
46,587	Chaoda Modern Agriculture Holdings Ltd.	53,265
7,134	China Mengniu Dairy Co. Ltd.*	21,401
71,799	China Travel International Investment Hong Kong Ltd.	17,726
12,000	Chow Sang Sang Holdings International Ltd.	20,530
32,000	Dah Chong Hong Holdings Ltd.	20,986
9,298	Dah Sing Banking Group Ltd.*	12,558
5,327	Dah Sing Financial Holdings Ltd.*	30,257
17,710	Digital China Holdings Ltd.	26,070
75,328	First Pacific Co. Ltd.	50,605
11,495	Fubon Bank Hong Kong Ltd.	4,955
12,000	Fushan International Energy Group Ltd.	8,430
14,972	Galaxy Entertainment Group Ltd.*	6,975
69,315	Giordano International Ltd.	32,059
74,490	Global Bio-Chem Technology Group Co. Ltd.	17,070

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
121,760	GOME Electrical Appliances Holdings Ltd.*	$39,243
3,388	Hengan International Group Co. Ltd.	26,010
29,378	HKR International Ltd.	11,290
929	Hong Kong Aircraft Engineering Co. Ltd.	11,779
4,200	Hong Kong Exchanges & Clearing Ltd.	68,636
19,361	Hongkong & Shanghai Hotels Ltd. (The)	30,566
20,604	Hopewell Highway Infrastructure Ltd.	13,220
15,215	Hopewell Holdings Ltd.	44,345
18,206	Hopson Development Holdings Ltd.	23,689
48,000	Hutchison Harbour Ring Ltd.	4,725
19,000	Hysan Development Co. Ltd.	55,745
13,124	Industrial & Commercial Bank of China Asia Ltd.	32,650
48,083	Johnson Electric Holdings Ltd.*	27,143
25,000	K Wah International Holdings Ltd.	8,996
21,313	Kowloon Development Co. Ltd.	26,044
16,000	Lee & Man Paper Manufacturing Ltd.	13,975
7,500	Lifestyle International Holdings Ltd.	14,594
53,200	New World China Land Ltd.	17,272
87,560	Pacific Basin Shipping Ltd.	66,321
14,943	Road King Infrastructure Ltd.	12,130
30,174	Shun Tak Holdings Ltd.	17,622
151,347	Sinolink Worldwide Holdings Ltd.	23,840
63,818	Techtronic Industries Co.	66,316
7,025	Television Broadcasts Ltd.	33,880
22,857	Texwinca Holdings Ltd.	24,417
20,000	Tian An China Investment	13,190
6,000	Truly International Holdings	11,036
3,870	VTech Holdings Ltd.	43,266
5,425	Wing Hang Bank Ltd.	54,993
8,000	Xinyi Glass Holdings Co. Ltd.	6,873
		1,227,529
	Ireland—1.2%
20,280	Aer Lingus Group PLC*	19,685
11,508	C&C Group PLC	54,987
3,231	DCC PLC	86,479
2,509	FBD Holdings PLC	25,730
31,115	Fyffes PLC	14,894
6,476	Glanbia PLC	27,727
22,523	Grafton Group PLC	108,633
16,402	Greencore Group PLC	29,489
372,268	Independent News & Media PLC*	69,298
6,423	Kingspan Group PLC*	59,998
519	Paddy Power PLC	18,227
10,132	United Drug PLC	35,287
		550,434

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—0.8%
1,036	Africa-Israel Investments Ltd.*	$10,669
712	Blue Square-Israel Ltd.	9,170
1,131	Cellcom Israel Ltd.	34,746
2,068	Clal Industries Ltd.	14,456
371	Clal Insurance Enterprise Holdings Ltd.*	8,860
537	Delek Automotive Systems Ltd.	6,638
322	Elbit Imaging Ltd.*	6,782
317	Elbit Systems Ltd.	19,496
664	Elco Holdings Ltd.	9,902
545	First International Bank of Israel Ltd.*	9,907
800	Gazit-Globe Ltd.	8,196
188	Harel Insurance Investments & Financial Services Ltd.*	10,233
510	Hot Telecommunication System Ltd.*	5,938
21,345	Israel Discount Bank Ltd., Class A*	43,676
837	Jerusalem Economy Ltd.*	6,583
305	Koor Industries Ltd.	7,693
6,000	Makhteshim-Agan Industries Ltd.	25,261
5,396	Migdal Insurance & Financial Holding Ltd.	10,973
2,902	Mizrahi Tefahot Bank Ltd.*	25,882
751	NICE Systems Ltd.*	24,031
570	Osem Investments Ltd.	8,505
1,440	Partner Communications Co. Ltd.	28,340
92	Paz Oil Co. Ltd.	13,901
2,385	Shufersal Ltd.	14,110
554	Strauss Group Ltd.	8,496
		372,444
	Italy—2.3%
786	Ansaldo STS SpA	14,373
8,594	Arnoldo Mondadori Editore SpA*	33,281
1,955	Astaldi SpA	14,641
1,959	Autostrada Torino-Milano SpA	27,355
1,192	Azimut Holding SpA	13,414
4,545	Banca Popolare dell'Etruria e del Lazio Scrl	22,569
1,537	Banco di Desio e della Brianza SpA	7,979
14,903	Beni Stabili SpA	12,962
1,741	Brembo SpA	13,661
3,939	Bulgari SpA	32,696
5,259	Cementir Holding SpA	20,689
60,817	Cofide SpA*	61,144
1,325	Danieli & C Officine Meccaniche Spa-RSP	17,320
525	Danieli SpA	13,241
2,331	Davide Campari-Milano SpA	23,766
1,597	Enia SpA	12,660
1,414	Esprinet SpA	14,134
651	Fastweb SpA*	12,502
21,534	Gemina SpA*	17,912
1,656	Geox SpA	10,704
1,240	Gruppo Coin SpA*	8,812

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,776	Gruppo Editoriale L'Espresso SpA*	$20,352
3,530	Immobiliare Grande Distribuzione REIT	6,240
15,151	Immsi SpA*	17,842
17,318	Impregilo SpA	53,851
2,357	Indesit Co. SpA*	31,714
413	Industria Macchine Automatiche SpA	8,063
2,880	Interpump Group SpA*	14,444
20,598	Iride SpA	39,043
41,582	KME Group	15,900
3,549	Maire Tecnimont SpA	14,543
1,282	Marr SpA	11,862
4,928	Piaggio & C. SpA	15,379
10,231	Piccolo Credito Valtellinese Scarl	64,025
39,985	Pirelli & C. Real Estate SpA*	22,143
4,118	Prysmian SpA	74,049
9,424	RCS MediaGroup SpA*	16,978
2,356	Recordati SpA	17,697
65,720	Safilo Group SpA*	39,785
175,300	Seat Pagine Gialle SpA*	39,727
2,740	Societa Cattolica di Assicurazioni Scrl*	85,832
1,920	Societa Iniziative Autostradali e Servizi SpA	17,643
3,670	Sogefi SpA*	10,678
6,168	Sorin SpA*	12,133
226	Tod's SpA	16,559
		1,072,297
	Japan—28.3%
8,000	77 Bank Ltd. (The)	45,423
200	ABC-Mart, Inc.	7,118
3,200	ADEKA Corp.	30,296
1,800	Aderans Holdings Co. Ltd.*	22,109
2,000	Advantest Corp.	51,637
3,700	AEON Credit Service Co. Ltd.	40,319
1,300	AEON Mall Co. Ltd.	27,225
1,700	Aica Kogyo Co. Ltd.	17,708
200	Aichi Bank Ltd. (The)	13,900
2,000	Aichi Machine Industry Co. Ltd.	8,176
3,000	Aichi Steel Corp.	12,978
4,000	Air Water, Inc.	44,226
800	Aisan Industry Co. Ltd.	6,778
3,500	Akebono Brake Industry Co. Ltd.	18,469
4,000	Akita Bank Ltd. (The)	15,269
600	Alpen Co. Ltd.	10,516
1,600	Alpine Electronics, Inc.*	22,566
2,100	Amano Corp.	20,368
6,700	AOC Holdings, Inc.	43,408
1,300	AOKI Holdings, Inc.	18,321
5,000	Aomori Bank Ltd. (The)	11,823
2,600	Aoyama Trading Co. Ltd.	44,951
22,000	Aozora Bank Ltd.	31,518
1,200	Arcs Co. Ltd.	16,089

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,800	Asatsu-DK, Inc.	$47,721
2,000	Asics Corp.	19,117
400	ASKUL Corp.	8,089
1,300	Autobacs Seven Co. Ltd.	45,539
800	Avex Group Holdings, Inc.	7,369
4,000	Awa Bank Ltd. (The)	22,193
300	Bank of Iwate Ltd. (The)	16,423
6,000	Bank of Kyoto Ltd. (The)	52,676
6,000	Bank of Nagoya Ltd. (The)	22,652
400	Bank of Okinawa Ltd. (The)	16,453
4,000	Bank of Saga Ltd. (The)	11,321
1,900	Bank of The Ryukyus Ltd.	20,642
2,150	Belluna Co. Ltd.	12,550
1,400	Benesse Holdings, Inc.	64,316
12,500	Best Denki Co. Ltd.*	36,932
61	BIC Camera, Inc.	22,237
8,000	Calsonic Kansei Corp.*	25,602
400	Canon Electronics, Inc.	10,331
800	Capcom Co. Ltd.	16,127
300	Cawachi Ltd.	6,130
8,800	Cedyna Financial Corp.*	14,926
6,000	Central Glass Co. Ltd.	28,845
1,300	Chiyoda Co. Ltd.	16,465
4,000	Chiyoda Corp.	36,694
500	Chofu Seisakusho Co. Ltd.	11,434
7,000	Chori Co. Ltd.	8,920
1,200	Chudenko Corp.	14,888
4,000	Chugoku Bank Ltd. (The)	51,237
2,000	Chukyo Bank Ltd. (The)	5,440
1,900	Circle K Sunkus Co. Ltd.	26,830
8,600	Citizen Holdings Co. Ltd.	59,683
3,000	Clarion Co. Ltd.*	6,577
600	Cleanup Corp.	4,864
1,700	CMK Corp.	12,532
1,300	Coca-Cola Central Japan Co. Ltd.	16,755
2,300	Coca-Cola West Co. Ltd.	40,661
3,900	COMSYS Holdings Corp.	36,522
4,100	CSK Holdings Corp.*	20,831
2,300	Culture Convenience Club Co. Ltd.	11,959
1,500	Daibiru Corp.	14,272
8,000	Daicel Chemical Industries Ltd.	51,246
16,000	Daido Steel Co. Ltd.	67,958
3,000	Daifuku Co. Ltd.	22,533
3,000	Daiichi Chuo Kisen Kaisha*	9,723
2,000	Daiken Corp.	5,450
8,000	Daikyo, Inc.*	18,410
2,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,528
6,000	Dainippon Screen Manufacturing Co. Ltd.*	33,661
6,000	Daio Paper Corp.	49,639
12,000	Daishi Bank Ltd. (The)	40,482

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,500	DCM Japan Holdings Co. Ltd.	$16,891
16,000	Denki Kagaku Kogyo Kabushiki Kaisha	71,243
200	Disco Corp.	14,108
1,400	Don Quijote Co. Ltd.	37,482
13,000	DOWA Holdings Co. Ltd.	72,112
2,300	Duskin Co. Ltd.	40,017
200	DyDo Drinco, Inc.	7,415
10,000	Ebara Corp.*	51,475
5,300	EDION Corp.	53,858
4,000	Ehime Bank Ltd. (The)	11,343
6,000	Eighteenth Bank Ltd. (The)	16,830
200	EIZO Nanao Corp.	4,869
3,500	Elpida Memory, Inc.*	74,500
700	Exedy Corp.	18,454
2,000	Ezaki Glico Co. Ltd.	23,016
1,700	FamilyMart Co. Ltd.	58,540
700	Fancl Corp.	12,422
400	FCC Co. Ltd.	8,259
300	FP Corp.	13,800
600	Fuji Co. Ltd.	10,643
8,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	12,460
1,700	Fuji Oil Co. Ltd.	23,597
1,700	Fuji Soft, Inc.	29,850
2,000	Fujitec Co. Ltd.	11,603
2,000	Fujitsu General Ltd.	10,162
4,000	Fukui Bank Ltd. (The)	12,407
3,000	Fukuyama Transporting Co. Ltd.	15,652
300	Funai Electric Co. Ltd.	11,701
18,000	Furukawa Co. Ltd.*	22,176
6,000	Furukawa-Sky Aluminum Corp.	14,174
1,500	Futaba Corp.	30,464
4,300	Futaba Industrial Co. Ltd.*	34,714
500	Fuyo General Lease Co. Ltd.	14,443
19	Geo Corp.	20,589
1,500	Glory Ltd.	38,151
12,000	Godo Steel Ltd.	33,013
410	Goldcrest Co. Ltd.	11,205
3,000	GS Yuasa Corp.	21,358
240	Gulliver International Co. Ltd.	8,845
12,000	Gunma Bank Ltd. (The)	64,681
6,000	Gunze Ltd.	21,875
4,000	H2O Retailing Corp.	27,824
1,200	Hamamatsu Photonics KK	34,203
66,500	Haseko Corp.*	69,627
1,200	Heiwa Corp.	11,594
7,000	Heiwa Real Estate Co. Ltd.	22,011
1,600	Heiwado Co. Ltd.	20,419
4,000	Higashi-Nippon Bank Ltd. (The)	7,361
5,000	Higo Bank Ltd. (The)	27,148
700	Hikari Tsushin, Inc.	14,086
400	Hirose Electric Co. Ltd.	43,148

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,000	Hiroshima Bank Ltd. (The)	$61,441
800	HIS Co. Ltd.	16,374
500	Hisamitsu Pharmaceutical Co., Inc.	18,415
12,000	Hitachi Cable Ltd.	34,114
1,600	Hitachi Capital Corp.	24,139
1,600	Hitachi Koki Co. Ltd.	17,708
2,000	Hitachi Kokusai Electric, Inc.	20,791
1,000	Hitachi Medical Corp.	8,927
1,200	Hitachi Transport System Ltd.	17,344
33,500	Hitachi Zosen Corp.	47,422
7,000	Hokkoku Bank Ltd. (The)	24,823
5,000	Hokuetsu Bank Ltd. (The)	8,095
3,500	Hokuetsu Kishu Paper Co. Ltd.	17,632
600	Horiba Ltd.	17,693
1,600	Hoshizaki Electric Co. Ltd.	23,351
3,700	Hosiden Corp.	46,689
1,700	House Foods Corp.	24,507
7,000	Hyakugo Bank Ltd. (The)	31,461
8,000	Hyakujushi Bank Ltd. (The)	32,679
600	IBJ Leasing Co. Ltd.	12,354
2,100	Iino Kaiun Kaisha Ltd.	13,437
1,400	Inaba Denki Sangyo Co. Ltd.	34,552
8,100	Inabata & Co. Ltd.	40,622
4,000	Iseki & Co. Ltd.*	12,607
19,000	Ishihara Sangyo Kaisha Ltd.*	17,241
1,700	IT Holdings Corp.	24,299
2,200	ITO EN Ltd.	34,106
6,700	ITOCHU Enex Co. Ltd.	33,139
600	ITOCHU Techno-Solutions Corp.	22,645
6,000	Itoham Foods, Inc.	21,819
17,000	Iwatani Corp.	49,105
5,000	Iyo Bank Ltd. (The)	46,501
2,300	Izumi Co. Ltd.	32,756
6,000	Izumiya Co. Ltd.	31,505
12,000	J Front Retailing Co. Ltd.	69,831
18,000	Jaccs Co. Ltd.	46,233
500	Jafco Co. Ltd.	15,312
1,700	Japan Airport Terminal Co. Ltd.	27,004
1,000	Japan Aviation Electronics Industry Ltd.	7,475
900	Japan General Estate Co. Ltd. (The)*	—
700	Japan Petroleum Exploration Co. Ltd.	35,718
2,000	Japan Pulp & Paper Co. Ltd.	7,070
6,000	Japan Radio Co. Ltd.	15,801
2,400	Japan Securities Finance Co. Ltd.	17,045
3,000	Japan Steel Works Ltd. (The)	32,832
2,000	Japan Wool Textile Co. Ltd. (The)	15,723
3,000	J-Oil Mills, Inc.	9,891
3,900	Joint Corp.*	—
2,000	Joshin Denki Co. Ltd.	19,431
8,000	Juroku Bank Ltd. (The)	30,185
36,700	Jvc Kenwood Holdings, Inc.*	19,784

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	Kadokawa Group Holdings, Inc.	$13,827
2,100	Kaga Electronics Co. Ltd.	22,638
1,800	Kagome Co. Ltd.	30,498
4,000	Kagoshima Bank Ltd. (The)	26,299
1,000	Kaken Pharmaceutical Co. Ltd.	8,104
5,000	Kamigumi Co. Ltd.	41,267
3,000	Kandenko Co. Ltd.	19,561
78,000	Kanematsu Corp.*	70,922
4,000	Kansai Paint Co. Ltd.	30,295
14,000	Kansai Urban Banking Corp.	22,263
4,100	Kanto Auto Works Ltd.	33,328
2,100	Kasumi Co. Ltd.	10,756
1,700	Kato Sangyo Co. Ltd.	26,431
8,000	Kayaba Industry Co. Ltd.	30,344
14,000	Keihan Electric Railway Co. Ltd.	56,161
1,600	Keihin Corp.	30,302
6,000	Keihin Electric Express Railway Co. Ltd.	50,265
6,000	Keisei Electric Railway Co. Ltd.	35,493
4,000	Keiyo Bank Ltd. (The)	18,587
1,600	Keiyo Co. Ltd.	7,895
4,500	Kewpie Corp.	49,566
4,000	Kikkoman Corp.	44,423
300	Kintetsu World Express, Inc.	7,151
1,300	Kissei Pharmaceutical Co. Ltd.	28,225
3,000	Kitz Corp.	17,087
17,000	Kiyo Holdings, Inc.	22,179
400	Kobayashi Pharmaceutical Co. Ltd.	16,133
1,400	Kohnan Shoji Co. Ltd.	17,838
3,000	Koito Manufacturing Co. Ltd.	49,368
2,400	Kojima Co. Ltd.	20,406
5,400	Kokuyo Co. Ltd.	50,353
1,300	Komeri Co. Ltd.	33,039
2,400	Komori Corp.	31,704
3,100	Konami Corp.	60,094
600	Kose Corp.	13,959
1,600	K's Holdings Corp.	42,453
33,000	Kumagai Gumi Co. Ltd.*	28,219
12,000	Kurabo Industries Ltd.	21,577
4,000	KUREHA Corp.	19,690
8,000	Kurimoto Ltd.*	14,765
1,600	Kurita Water Industries Ltd.	46,230
1,200	Kuroda Electric Co. Ltd.	18,111
1,200	Kyoei Steel Ltd.	22,248
1,000	Kyorin Co. Ltd.	14,369
3,700	Kyowa Exeo Corp.	30,487
4,000	Kyudenko Corp.	23,231
800	Lintec Corp.	15,184
6,000	Lion Corp.	29,887
500	Mabuchi Motor Co. Ltd.	27,537
500	Macnica, Inc.	11,525
14,000	Maeda Corp.	46,761

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,000	Maeda Road Construction Co. Ltd.	$25,694
3,000	Makino Milling Machine Co. Ltd.*	20,776
700	Mars Engineering Corp.	13,841
5,000	Marudai Food Co. Ltd.	13,819
2,000	Maruetsu, Inc. (The)	8,336
38,000	Maruha Nichiro Holdings, Inc.	53,403
1,900	Maruichi Steel Tube Ltd.	36,481
300	Matsuda Sangyo Co. Ltd.	5,341
2,000	Matsui Securities Co. Ltd.	15,009
800	Matsumotokiyoshi Holdings Co. Ltd.	17,928
1,000	Max Co. Ltd.	10,827
4,000	Meidensha Corp.	18,276
1,300	Meitec Corp.	27,273
3,000	Mie Bank Ltd. (The)	7,979
2,100	Mikuni Coca-Cola Bottling Co. Ltd.	16,634
400	Mimasu Semiconductor Industry Co. Ltd.	5,933
6,000	Minato Bank Ltd. (The)	7,755
12,000	Minebea Co. Ltd.	69,576
800	Ministop Co. Ltd.	11,550
600	Miraca Holdings, Inc.	19,313
7,600	Misawa Homes Co. Ltd.*	36,883
600	MISUMI Group, Inc.	11,949
2,000	Mitsuba Corp.*	12,375
3,000	Mitsubishi Logistics Corp.	39,193
21,000	Mitsubishi Paper Mills Ltd.*	26,500
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	19,749
960	Mitsubishi UFJ Lease & Finance Co. Ltd.	37,137
24,000	Mitsui Engineering & Shipbuilding Co. Ltd.	63,888
1,000	Mitsui Home Co. Ltd.	6,073
29,000	Mitsui Mining & Smelting Co. Ltd.	79,405
3,000	Mitsui-Soko Co. Ltd.	12,200
2,900	Mitsumi Electric Co. Ltd.	63,053
500	Miura Co. Ltd.	12,216
6,000	Mizuho Investors Securities Co. Ltd.*	6,205
6,000	Mizuho Securities Co. Ltd.	16,605
19,000	Mizuho Trust & Banking Co. Ltd.*	18,687
4,000	Mizuno Corp.	17,802
2,000	Mochida Pharmaceutical Co. Ltd.	19,037
21	Monex Group, Inc.	10,080
3,200	Mori Seiki Co. Ltd.	38,503
7,000	Morinaga & Co. Ltd.	15,384
13,000	Morinaga Milk Industry Co. Ltd.	52,479
800	Musashi Seimitsu Industry Co. Ltd.	19,814
800	Musashino Bank Ltd. (The)	23,714
1,000	Nabtesco Corp.	12,592
7,000	Nachi-Fujikoshi Corp.	21,004
3,000	Nagase & Co. Ltd.	35,757
17,000	Nakayama Steel Works Ltd.*	28,133
5,000	Nanto Bank Ltd. (The)	26,660
600	NEC Fielding Ltd.	8,079
800	NEC Networks & System Integration Corp.	9,780

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16	NET One Systems Co. Ltd.	$23,174
3,000	NGK Spark Plug Co. Ltd.	40,676
5,000	NHK Spring Co. Ltd.	47,998
3,000	Nichias Corp.	12,794
1,900	Nichicon Corp.	25,412
1,200	Nichii Gakkan Co.	11,734
13,000	Nichirei Corp.	51,492
1,000	Nidec Sankyo Corp.	8,809
1,200	Nifco, Inc.	26,813
700	Nihon Kohden Corp.	13,388
1,000	Nihon Parkerizing Co. Ltd.	14,301
3,600	Nihon Unisys Ltd.	28,665
3,000	Nippo Corp.	23,136
4,000	Nippon Chemi-Con Corp.*	16,539
8,500	Nippon Coke & Engineering Co. Ltd.	15,790
2,000	Nippon Denko Co. Ltd.	14,124
2,000	Nippon Densetsu Kogyo Co. Ltd.	18,759
4,000	Nippon Flour Mills Co. Ltd.	18,945
3,000	Nippon Kayaku Co. Ltd.	26,348
1,000	Nippon Konpo Unyu Soko Co. Ltd.	11,889
43,000	Nippon Light Metal Co. Ltd.*	62,289
8,000	Nippon Metal Industry Co. Ltd.	12,190
4,000	Nippon Paint Co. Ltd.	25,487
3,000	Nippon Road Co. Ltd. (The)	7,852
1,000	Nippon Seiki Co. Ltd.	10,989
1,000	Nippon Shinyaku Co. Ltd.	11,502
4,000	Nippon Shokubai Co. Ltd.	36,129
4,000	Nippon Soda Co. Ltd.	17,913
14,700	Nippon Suisan Kaisha Ltd.	42,503
7,500	Nippon Yakin Kogyo Co. Ltd.*	27,739
1,200	Nipro Corp.	22,691
36,000	Nishimatsu Construction Co. Ltd.	51,002
500	Nishimatsuya Chain Co. Ltd.	5,626
21,000	Nishi-Nippon City Bank Ltd. (The)	60,386
12,000	Nishi-Nippon Railroad Co. Ltd.	45,389
3,000	Nissan Chemical Industries Ltd.	40,490
2,000	Nissan Shatai Co. Ltd.	14,982
3,400	Nissen Holdings Co. Ltd.	13,906
500	Nissha Printing Co. Ltd.	17,440
5,000	Nisshin Oillio Group Ltd. (The)	26,328
4,000	Nisshinbo Holdings, Inc.	42,453
1,800	Nissin Kogyo Co. Ltd.	29,242
200	Nitori Co. Ltd.	15,715
2,000	Nittetsu Mining Co. Ltd.	8,897
7,000	Nitto Boseki Co. Ltd.	15,640
5,000	NOF Corp.	19,486
2,100	Nomura Real Estate Holdings, Inc.	37,175
4,000	Noritake Co. Ltd.	13,954
1,400	Noritsu Koki Co. Ltd.	11,128
1,600	Noritz Corp.	24,281
500	NS Solutions Corp.	11,277

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31	NTT Urban Development Corp.	$30,053
70	OBIC Co. Ltd.	14,028
12,000	Ogaki Kyoritsu Bank Ltd. (The)	39,255
5,000	Oita Bank Ltd. (The)	17,547
3,000	Okamura Corp.	18,002
3,000	Okasan Securities Group, Inc.	13,576
67,000	Oki Electric Industry Co. Ltd.*	69,380
500	Okinawa Electric Power Co., Inc. (The)	28,136
4,000	OKUMA Corp.*	28,356
7,000	Okumura Corp.	23,786
1,000	Okuwa Co. Ltd.	11,192
6,000	Onward Holdings Co. Ltd.	49,591
31,000	Orient Corp.*	27,849
500	Osaka Steel Co. Ltd.	7,902
200	Osaka Titanium Technologies Co.	7,840
1,900	OSG Corp.	22,586
400	Otsuka Corp.	28,416
8	Pacific Golf Group International Holdings KK	5,643
4,000	Pacific Metals Co. Ltd.	33,057
2,000	PanaHome Corp.	13,401
2,200	Parco Co. Ltd.	19,533
1,300	Paris Miki Holdings, Inc.	12,559
1,700	Park24 Co. Ltd.	19,031
29,500	Penta-Ocean Construction Co. Ltd.	49,367
24,100	Pioneer Corp.*	91,077
500	Plenus Co. Ltd.	6,771
7,000	Press Kogyo Co. Ltd.*	22,052
17,000	Prima Meat Packers Ltd.	19,129
7,000	Rengo Co. Ltd.	40,182
1,300	Resorttrust, Inc.	18,966
400	Ricoh Leasing Co. Ltd.	10,140
3,000	Riken Corp.	11,939
500	Rinnai Corp.	24,502
1,000	Rohto Pharmaceutical Co. Ltd.	10,930
1,500	Roland Corp.	21,205
1,700	Round One Corp.	13,850
6,000	Ryobi Ltd.*	20,798
3,000	Ryoden Trading Co. Ltd.	17,386
600	Ryohin Keikaku Co. Ltd.	27,257
1,900	Ryosan Co. Ltd.	50,620
2,100	Ryoyo Electro Corp.	21,390
5,000	Saibu Gas Co. Ltd.	13,434
3,000	Sakai Chemical Industry Co. Ltd.	13,545
200	San-A Co. Ltd., Class A	8,177
2,000	San-Ai Oil Co. Ltd.	9,176
6,000	Sanden Corp.	22,442
800	Sangetsu Co. Ltd.	17,547
5,000	San-in Godo Bank Ltd. (The)	38,284
7,000	Sanken Electric Co. Ltd.*	27,640
3,000	Sanki Engineering Co. Ltd.	24,288
20,000	Sankyo-Tateyama Holdings, Inc.*	29,540

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,000	Sankyu, Inc.	$31,818
2,500	Sanshin Electronics Co. Ltd.	23,398
1,200	Santen Pharmaceutical Co. Ltd.	38,293
13,000	Sanwa Holdings Corp.	48,393
2,000	Sanyo Chemical Industries Ltd.	12,191
3,000	Sanyo Shokai Ltd.	10,748
5,000	Sanyo Special Steel Co. Ltd.*	21,941
6,200	Sapporo Hokuyo Holdings, Inc.	28,514
8,000	Sapporo Holdings Ltd.	39,267
8,000	Seiko Holdings Corp.*	18,958
9,000	Seino Holdings Co. Ltd.	64,846
3,000	Senko Co. Ltd.	11,860
2,400	Senshukai Co. Ltd.	13,507
121,210	SFCG Co. Ltd.*	—
5,000	Shiga Bank Ltd. (The)	29,815
4,000	Shikoku Bank Ltd. (The)	12,355
700	Shima Seiki Manufacturing Ltd.	18,190
1,600	Shimachu Co. Ltd.	33,244
5,000	Shimadzu Corp.	41,384
400	Shimamura Co. Ltd.	40,265
1,200	Shimano, Inc.	54,728
1,600	Shin-Etsu Polymer Co. Ltd.	12,046
1,700	Shinko Electric Industries Co. Ltd.	30,160
1,700	Shinko Shoji Co. Ltd.	18,166
5,000	Shinmaywa Industries Ltd.	21,777
3,000	Shinwa Kaiun Kaisha Ltd.	9,229
1,000	Shizuoka Gas Co. Ltd.	5,753
4,800	Showa Corp.*	34,596
3,000	Showa Sangyo Co. Ltd.	9,236
2,000	Sinanen Co. Ltd.	8,774
1,900	Sintokogio Ltd.	15,823
16	SKY Perfect JSAT Holdings, Inc.	6,426
2,100	Sohgo Security Services Co. Ltd.	23,401
8	Sony Financial Holdings, Inc.	28,828
6,000	Sotetsu Holdings, Inc.	24,953
800	Square Enix Holdings Co. Ltd.	16,883
3,200	Stanley Electric Co. Ltd.	65,372
1,600	Star Micronics Co. Ltd.	19,794
300	Sugi Holdings Co. Ltd.	6,744
6,000	Sumikin Bussan Corp.	14,810
800	Sumisho Computer Systems Corp.	13,170
6,000	Sumitomo Bakelite Co. Ltd.	33,034
29,000	Sumitomo Light Metal Industries Ltd.*	31,465
25,000	Sumitomo Osaka Cement Co. Ltd.	47,976
170	Sumitomo Real Estate Sales Co. Ltd.	8,335
4,000	Sumitomo Warehouse Co. Ltd. (The)	18,977
300	Sundrug Co. Ltd.	6,996
4,000	Suruga Bank Ltd.	39,221
16,000	SWCC Showa Holdings Co. Ltd.*	17,415
100	Sysmex Corp.	5,994
1,700	Tachi-S Co. Ltd., Class S	20,064

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Tadano Ltd.	$21,587
2,000	Taihei Kogyo Co. Ltd.	8,316
1,200	Taikisha Ltd.	21,020
6,000	Taiyo Nippon Sanso Corp.	53,859
3,000	Taiyo Yuden Co. Ltd.	46,385
300	Takamatsu Construction Group Co. Ltd.	3,629
4,000	Takara Holdings, Inc.	21,036
2,000	Takara Standard Co. Ltd.	13,095
2,000	Takasago International Corp.	10,119
3,200	Takasago Thermal Engineering Co. Ltd.	28,360
1,600	Takata Corp.	40,089
5	T-Gaia Corp.	8,195
2,900	THK Co. Ltd.	63,622
14,000	Toa Corp.	16,942
6,000	Toagosei Co. Ltd.	27,492
2,000	Tochigi Bank Ltd. (The)	8,371
14,000	Toda Corp.	50,652
3,000	Toei Co. Ltd.	15,616
6,000	Toho Bank Ltd. (The)	18,842
2,900	Toho Co. Ltd.	49,959
3,600	Toho Holdings Co. Ltd.	57,748
3,000	Toho Zinc Co. Ltd.	14,200
4,000	Tokai Carbon Co. Ltd.	23,412
1,500	Tokai Rika Co. Ltd.	32,161
1,300	Tokai Rubber Industries, Inc.	15,949
5,000	Tokai Tokyo Financial Holdings, Inc.	19,328
390	Token Corp.	11,419
8,000	Tokuyama Corp.	44,768
5,000	Tokyo Dome Corp.	14,277
1,300	Tokyo Ohka Kogyo Co. Ltd.	27,208
1,200	Tokyo Seimitsu Co. Ltd.*	20,455
5,200	Tokyo Steel Manufacturing Co. Ltd.	69,627
2,000	Tokyo Style Co. Ltd.	16,561
14,000	Tokyo Tatemono Co. Ltd.	64,508
1,500	Tokyo Tomin Bank Ltd. (The)	18,189
7,500	Tomony Holdings, Inc.*	25,769
1,800	Tomy Co. Ltd.	13,918
1,700	Topcon Corp.	9,630
1,400	Toppan Forms Co. Ltd.	15,392
800	Topre Corp.	6,550
17,000	Topy Industries Ltd.	40,307
2,000	Toshiba Machine Co. Ltd.	8,675
1,000	Toshiba Plant Systems & Services Corp.	12,115
6,000	Toshiba TEC Corp.	24,884
8,000	TOTO Ltd.	53,814
4,000	Toyo Engineering Corp.	14,603
5,000	Toyo Ink Manufacturing Co. Ltd.	21,209
1,000	Toyo Kohan Co. Ltd.	5,607
1,000	Toyo Suisan Kaisha Ltd.	24,086
15,000	Toyo Tire & Rubber Co. Ltd.	33,826
32,000	Toyobo Co. Ltd.	53,437

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,800	transcosmos, Inc.	$16,513
1,400	Trend Micro, Inc.	47,455
700	Trusco Nakayama Corp.	11,561
1,500	TS Tech Co. Ltd.	31,451
5,000	Tsubakimoto Chain Co.	22,922
500	Tsumura & Co.	14,596
200	Tsuruha Holdings, Inc.	7,196
6	TV Asahi Corp.	9,787
300	Tv Tokyo Corp.	6,499
1,200	Ulvac, Inc.	28,226
300	Unicharm Corp.	29,137
800	Unipres Corp.	11,746
24,000	Unitika Ltd.*	20,359
2,000	Ushio, Inc.	33,006
440	USS Co. Ltd.	30,108
2,100	Valor Co. Ltd.	17,011
3,000	Wacoal Holdings Corp.	38,253
600	Xebio Co. Ltd.	12,783
2,100	Yakult Honsha Co. Ltd.	54,854
3,000	Yamagata Bank Ltd. (The)	12,988
4,000	Yamaguchi Financial Group, Inc.	40,021
5,000	Yamanashi Chuo Bank Ltd. (The)	21,967
1,500	Yamatake Corp.	37,366
1,200	Yamato Kogyo Co. Ltd.	38,111
4,000	Yamazen Corp.	17,302
200	Yaoko Co. Ltd.	5,758
5,000	Yaskawa Electric Corp.	44,159
6,000	Yodogawa Steel Works Ltd.	26,447
6,400	Yokogawa Electric Corp.	54,657
2,000	Yokohama Reito Co. Ltd.	14,325
14,000	Yokohama Rubber Co. Ltd. (The)	65,339
1,500	Yonekyu Corp.	14,133
12	Yoshinoya Holdings Co. Ltd.	12,542
22,000	Yuasa Trading Co. Ltd.*	22,769
400	Yusen Air & Sea Service Co. Ltd.	6,081
1,800	Zensho Co. Ltd.	13,605
6,000	Zeon Corp.	36,196
		13,058,137
	Liechtenstein—0.1%
253	Liechtensteinische Landesbank AG	19,152
179	Verwaltungs- und Privat-Bank AG	20,260
		39,412
	Luxembourg—0.1%
12,253	Colt Telecom Group SA*	23,208
2,845	GAGFAH SA	22,464
		45,672
	Malaysia—0.0%
3,500	Parkson Retail Group Ltd.	5,717

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—2.9%
3,030	Aalberts Industries NV	$49,298
1,254	AMG Advanced Metallurgical Group NV*	13,859
970	Arcadis NV	20,948
1,184	ASM International NV*	30,811
6,164	Brit Insurance Holdings NV	74,741
2,737	CSM*	88,327
2,178	Draka Holding NV*	42,456
1,225	Eurocommercial Properties NV REIT	45,867
803	Exact Holding NV	20,111
1,300	Fugro NV CVA	84,507
1,320	Gemalto NV*	58,762
3,033	Heijmans NV CVA*	50,908
2,211	Imtech NV	69,633
5,536	James Hardie Industries Se CDI*	39,046
1,584	Koninklijke Boskalis Westminster NV	71,351
350	Koninklijke Vopak NV	28,669
12,145	Koninklijke Wessanen NV*	50,884
757	Macintosh Retail Group NV	16,865
2,709	Mediq NV	50,166
1,281	Nieuwe Steen Investments Funds NV REIT	26,004
2,485	QIAGEN NV*	57,269
722	Sligro Food Group NV	24,262
575	Telegraaf Media Groep NV	11,780
953	Ten Cate NV	25,970
1,052	TKH Group NV	22,011
1,811	TomTom NV*	14,488
4,290	USG People NV*	75,479
1,183	Vastned Offices/Industrial NV REIT	18,031
786	Vastned Retail NV REIT	45,522
17,739	Wavin NV*	35,344
725	Wereldhave NV REIT	60,537
		1,323,906
	New Zealand—0.6%
12,934	Air New Zealand Ltd.	12,806
23,553	Auckland International Airport Ltd.	34,418
9,499	Contact Energy Ltd.*	43,216
55,620	Fisher & Paykel Appliances Holdings Ltd.*	25,977
8,519	Fisher & Paykel Healthcare Corp. Ltd.	21,865
28,562	Kiwi Income Property Trust REIT	21,045
8,021	Nuplex Industries Ltd.	19,679
18,356	Sky City Entertainment Group Ltd.	42,170
3,955	Sky Network Television Ltd.	14,489
6,460	Warehouse Group Ltd. (The)	17,706
		253,371
	Norway—1.5%
1,792	Acergy SA	34,102
2,690	Atea ASA	22,010
1,966	Cermaq ASA*	21,849
1,344	DOF ASA*	9,928

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,240	EDB Business Partner ASA*	$6,841
553	Fred. Olsen Energy ASA	20,205
336	Leroy Seafood Group ASA	7,963
48,180	Marine Harvest*	44,659
53,784	Norske Skogindustrier ASA*	82,167
5,623	Petroleum Geo-Services ASA*	77,308
7,627	Prosafe SE	42,487
11,372	Renewable Energy Corp. ASA*	38,598
1,495	Schibsted ASA*	37,060
3,867	Sparebanken 1 SMN	31,693
3,925	Sparebanken 1 SR Bank	35,787
1,601	Stolt-Nielsen SA	25,046
2,578	Subsea 7, Inc.*	50,367
1,278	TGS Nopec Geophysical Co. ASA*	24,468
4,264	Veidekke ASA	35,643
1,120	Wilh Wilhelmsen ASA, Class A	26,983
		675,164
	Portugal—0.4%
8,978	Banif SGPS SA	11,315
4,301	Mota Engil SGPS SA	15,463
7,590	Portucel Empresa Produtora de Pasta e Papel SA	20,282
6,102	Redes Energeticas Nacionais SA	21,880
2,258	Semapa-Sociedade de Investimento e Gestao SGPS SA*	22,818
7,974	Sonae Industria SGPS SA*	24,334
6,294	Sonaecom SGPS SA*	11,032
14,339	Teixeira Duarte - Engenharia Construcoes SA*	17,199
9,795	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	43,094
		187,417
	Singapore—2.0%
22,000	Allgreen Properties Ltd.	20,052
32,000	Ascendas REIT	44,672
53,000	CapitaCommercial Trust REIT	46,344
43,000	CapitaMall Trust REIT	60,647
67,000	ComfortDelGro Corp. Ltd.	76,107
21,000	Cosco Corp. Singapore Ltd.	26,252
35,000	Fortune REIT	16,205
4,000	Guocoland Ltd.	6,776
3,000	Haw Par Corp. Ltd.	13,240
3,000	Hong Leong Asia Ltd.	10,400
5,000	Hotel Properties Ltd.	8,314
5,000	Indofood Agri Resources Ltd.*	8,559
22,000	Jaya Holdings Ltd.	12,152
13,000	Keppel Land Ltd.	35,034
7,000	K-REIT Asia REIT	5,669
14,000	M1 Ltd.	21,715
34,000	Mapletree Logistics Trust REIT	21,656

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,300	Olam International Ltd.	$42,073
8,000	Parkway Holdings Ltd.	19,580
50,000	People's Food Holdings Ltd.	25,153
8,000	SembCorp Marine Ltd.	24,478
4,000	SIA Engineering Co.	10,704
17,000	Singapore Airport Terminal Services Ltd.	34,600
7,000	Singapore Exchange Ltd.	41,496
2,000	Singapore Land Ltd.	9,794
35,000	Singapore Post Ltd.	27,690
14,000	SMRT Corp. Ltd.	23,241
7,000	STATS ChipPAC Ltd.*	5,764
50,000	Suntec REIT	50,315
17,000	UOL Group Ltd.	47,183
10,000	Venture Corp. Ltd.*	71,530
6,000	Wheelock Properties Singapore Ltd.	8,440
18,000	Wing Tai Holdings Ltd.	23,635
		899,470
	South Korea—7.0%
33	Amorepacific Corp.	24,951
7,970	Asiana Airlines*	42,368
6,150	Busan Bank	65,452
1,207	Cheil Industries, Inc.	86,523
53	Cheil Worldwide, Inc.	16,689
130	Cj Cheiljedang Corp.	25,852
162	Cj O Shopping Co. Ltd.*	12,088
4,710	Daegu Bank Ltd.	62,253
2,900	Daekyo Co. Ltd.	15,251
1,990	Daesang Corp.*	14,107
1,860	Daewoo International Corp.	58,931
5,940	Daewoo Motor Sales*	12,518
3,000	Daewoo Securities Co. Ltd.*	56,343
2,210	Daishin Securities Co. Ltd.	29,413
2,160	Dongbu Corp.	12,708
3,480	Dongbu Hitek Co. Ltd.*	26,205
2,760	Dongbu Insurance Co. Ltd.	87,070
4,030	Dongbu Steel Co. Ltd.	37,158
3,650	Doosan Engineering & Construction Co. Ltd.	17,940
2,380	Doosan Infracore Co. Ltd.*	47,285
338	E1 Corp.	18,679
62	Glovis Co. Ltd.	6,864
119	GS Home Shopping, Inc.	7,910
1,200	Halla Climate Control Corp.	16,108
299	Hanil Cement Co. Ltd.	18,777
1,420	Hanjin Heavy Industries & Construction Co. Ltd.	35,146
5,260	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	60,362
8,170	Hanjin Shipping Holdings Co. Ltd.*	144,317
2,800	Hankook Tire Co. Ltd.	62,576
3,000	Hansol Paper Co.	30,536

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
490	Hite Holdings Co. Ltd.	$10,924
656	Hyundai Department Store Co. Ltd.	58,640
2,640	Hyundai Development Co.	65,130
840	Hyundai Hysco	14,328
2,860	Hyundai Marine & Fire Insurance Co. Ltd.	52,671
522	Hyundai Mipo Dockyard	73,499
4,870	Hyundai Securities Co.*	56,926
4,090	Kangwon Land, Inc.	63,441
1,430	Keangnam Enterprises Ltd.*	10,039
1,140	Kolon Corp.	31,984
2,650	Kolon Engineering & Construction Co. Ltd.	10,761
1,680	Korea Investment Holdings Co. Ltd.	49,056
842	Korea Line Corp.*	45,062
78	Korea Plant Service & Engineering Co. Ltd.	3,553
319	Korea Zinc Co. Ltd.	55,528
3,589	Korean Reinsurance Co.	31,296
1,240	Kp Chemical Corp.	10,465
10,520	Kumho Industrial Co. Ltd.*	39,056
6,400	Kumho Tire Co., Inc.*	20,904
680	Kyeryong Construction Industrial Co. Ltd.	9,532
73	LG Household & Health Care Ltd.	19,957
95	LG Innotek Co. Ltd.	14,686
2,170	Lig Insurance Co. Ltd.	43,097
52	Lotte Chilsung Beverage Co. Ltd.	40,090
22	Lotte Confectionery Co. Ltd.	24,300
104	LS Industrial Systems Co. Ltd.	6,849
3,020	Meritz Fire & Marine Insurance Co. Ltd.	19,550
248	Mirae Asset Securities Co. Ltd.	12,310
235	NHN Corp.*	39,180
154	Nong Shim Co. Ltd.	29,665
338	Oci Co. Ltd.	64,092
86	Orion Corp./Republic of South Korea	22,580
225	Ottogi Corp.	28,158
393	Pacific Corp.	45,174
1,130	S&t Dynamics Co. Ltd.	16,118
470	S1 Corp./Korea	20,072
259	Samchully Co. Ltd.	26,323
613	Samsung Electro-Mechanics Co. Ltd.	77,399
331	Samsung Engineering Co. Ltd.	31,899
330	Samsung Fine Chemicals Co. Ltd.	15,792
1,383	Samsung Securities Co. Ltd.*	76,360
709	Samsung Techwin Co. Ltd.	56,361
560	Samyang Corp.	20,552
2,310	Seah Besteel Corp.	34,159
181	Sindoh Co. Ltd.	8,443
8,626	SK Broadband Co. Ltd.*	42,768
1,290	SK Chemicals Co. Ltd.	59,954
760	SK Gas Co. Ltd.	28,690
690	Skc Co. Ltd.	12,665
4,240	Ssangyong Cement Industrial Co. Ltd.*	24,383
4,080	Ssangyong Motor Co.*	45,462

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,090	Stx Engine Co. Ltd.	$21,806
810	Stx Pan Ocean Co. Ltd.	9,539
37	Taekwang Industrial Co. Ltd.	25,071
2,950	Taeyoung Engineering & Construction	12,776
3,140	Taihan Electric Wire Co. Ltd.*	31,285
14,700	Tong Yang Major Corp.*	36,688
4,600	Tong Yang Securities, Inc.*	39,387
1,180	Woongjin Coway Co. Ltd.	38,855
410	Woongjin Holdings Co. Ltd.*	3,922
4,470	Woori Investment & Securities Co. Ltd.*	65,319
24	Young Poong Corp.	13,036
120	Yuhan Corp.	17,323
		3,187,270
	Spain—1.5%
1,048	Abengoa SA	25,453
761	Almirall SA	8,231
3,090	Antena 3 de Television SA	28,565
5,100	Banco de Valencia SA	29,694
3,835	Banco Pastor SA	20,869
1,686	Bolsas y Mercados Espanoles	46,554
1,644	Campofrio Food Group SA*	15,083
593	Codere SA*	6,239
43	Construcciones y Auxiliar de Ferrocarriles SA	23,554
612	Corp. Financiera Alba	29,455
3,011	Ebro Puleva SA	55,996
4,107	Ferrovial SA	36,123
1,521	Grifols SA	19,230
1,597	Grupo Catalana Occidente SA	32,148
6,275	Grupo Empresarial Ence SA*	22,929
3,539	Indra Sistemas SA	70,850
41,421	Inmobiliaria Colonial SA*	7,133
16,489	La Seda de Barcelona SA, Class B*	3,727
10,375	NH Hoteles SA*	47,722
2,423	Obrascon Huarte Lain SA	68,820
403	Pescanova SA	11,496
515	Prosegur Cia de Seguridad SA	23,863
2,809	Sol Melia SA	23,322
4,639	SOS Corp. Alimentaria SA*	12,398
298	Tecnicas Reunidas SA	18,059
5,378	Tubos Reunidos SA	14,752
		702,265
	Sweden—2.5%
590	AarhusKarlshamn AB	14,842
1,004	Axfood AB	28,666
3,335	Billerud AB*	26,148
598	Cardo AB	19,213
4,499	Castellum AB	40,699
428	Clas Ohlson AB, Class B	7,552
14,716	Eniro AB*	42,227

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,351	Fabege AB	$45,610
3,351	Getinge AB, Class B	74,850
1,192	Hakon Invest AB	20,433
3,403	Hexagon AB, Class B	53,946
889	Hoganas AB, Class B	26,518
3,148	Hufvudstaden AB, Class A	23,998
2,902	Husqvarna AB, Class A	21,401
8,459	Husqvarna AB, Class B	62,721
876	Intrum Justitia AB	10,337
1,724	JM AB	27,753
4,216	Kinnevik Investment AB, Class B	77,323
7,158	Kungsleden AB	45,339
2,815	Lindab International AB	31,658
4,886	Lundin Petroleum AB*	29,691
4,050	Meda AB, Class A	38,815
802	Modern Times Group AB, Class B	48,799
9,038	Niscayah Group AB*	16,895
3,898	Nobia AB*	20,109
1,008	Oresund Investment AB	19,166
4,167	Pa Resources AB*	10,759
8,033	Peab AB	48,762
2,014	Saab AB, Class B	31,146
2,727	Swedish Match AB	61,774
12,035	Trelleborg AB, Class B	87,008
978	Wallenstam AB, Class B	17,902
929	Wihlborgs Fastigheter AB	18,738
		1,150,798
	Switzerland—3.5%
483	Actelion Ltd.*	19,556
798	AFG Arbonia-Forster Holding AG*	20,365
117	Allreal Holding AG	13,562
1,663	Aryzta AG	63,433
835	Bank Sarasin & Cie AG, Class B	32,424
61	Banque Cantonale Vaudoise	26,780
41	Barry Callebaut AG*	25,820
459	Basler Kantonalbank	55,942
300	Bb Biotech AG	18,713
578	Bobst Group AG*	22,975
328	Bucher Industries AG	40,112
496	Charles Voegele Holding AG*	23,040
69	Compagnie Financiere Tradition SA	7,683
263	Daetwyler Holding AG	16,776
429	Dufry Group*	36,628
965	EFG International AG	16,162
99	Emmi AG	15,392
359	Ems-Chemie Holding AG	49,714
62	Flughafen Zuerich AG	20,359
94	Forbo Holding AG	38,948
71	Galenica AG	27,563
198	Georg Fischer AG*	69,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
88	Kaba Holding AG, Class B	$24,948
692	Kudelski SA	19,976
111	Kuoni Reisen Holding AG, Class B	39,281
1	Lindt & Spruengli AG	25,966
11	Lindt & Spruengli AG PC	24,324
3,205	Logitech International SA*	52,233
966	Lonza Group AG	75,254
7	Metall Zug AG, Class B	19,449
1,949	Nobel Biocare Holding AG	42,645
1,301	OC Oerlikon Corp. AG*	59,997
879	Panalpina Welttransport Holding AG	78,916
77	Partners Group Holding AG	10,291
764	PSP Swiss Property AG*	45,392
203	Rieter Holding AG*	61,783
1,754	Schmolz + Bickenbach AG*	59,249
24	Sika AG	42,555
367	Sonova Holding AG	45,416
37	St. Galler Kantonalbank AG	16,374
56	Straumann Holding AG	13,737
744	Sulzer AG	73,647
350	Swiss Prime Site AG*	20,661
171	Valiant Holding	32,461
138	Valora Holding AG	34,610
910	Vontobel Holding AG	26,128
		1,607,137
	Taiwan—0.0%
13,000	Uni-President China Holdings Ltd.	7,287
	United Kingdom—13.5%
26,895	Aberdeen Asset Management PLC	56,500
2,676	Admiral Group PLC	53,690
37,457	Aegis Group PLC	74,444
3,389	Aggreko PLC	63,153
10,968	ARM Holdings PLC	42,321
4,540	Ashmore Group PLC	18,332
45,618	Ashtead Group PLC	82,368
3,851	Atkins WS PLC	41,684
9,911	Atrium European Real Estate Ltd.	58,773
1,816	Autonomy Corp. PLC*	49,834
5,037	Babcock International Group PLC	44,936
22,853	BBA Aviation PLC	72,338
20,429	Beazley PLC	35,451
6,914	Bellway PLC	79,405
3,899	Berkeley Group Holdings PLC (The)*	49,521
17,386	Bodycote PLC	58,953
7,913	Bovis Homes Group PLC*	51,361
6,530	Britvic PLC	47,878
6,853	BSS Group PLC	32,239
6,532	Burberry Group PLC	66,927
7,103	Cairn Energy PLC*	43,365

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,923	Carillion PLC	$98,848
1,383	Carpetright PLC	18,277
226,528	Cattles PLC*	—
4,702	Charter International PLC	57,754
30,138	Chaucer Holdings PLC	22,890
396	Chemring Group PLC	22,072
5,671	Chesnara PLC	19,430
6,809	Close Brothers Group PLC	75,818
19,821	Cobham PLC	80,377
8,791	Computacenter PLC	43,835
9,447	Cookson Group PLC*	80,993
2,252	Croda International PLC	34,548
3,605	CSR PLC*	23,587
7,745	Daily Mail & General Trust PLC, Class A	61,281
9,595	Dairy Crest Group PLC	52,514
2,088	Dana Petroleum PLC*	38,518
10,800	Davis Service Group PLC	70,738
5,384	De La Rue PLC	75,029
70,069	Debenhams PLC*	76,448
1,840	Derwent London PLC REIT	40,564
37,417	Dimension Data Holdings PLC	51,940
35,577	DS Smith PLC	73,062
23,685	Electrocomponents PLC	81,123
1,889	Enquest PLC*	2,854
838	Euromoney Institutional Investor PLC	6,590
53,654	F&C Asset Management PLC	53,966
5,824	Fenner PLC	19,030
1,334	Ferrexpo PLC	7,138
8,024	Filtrona PLC	28,177
1,432	Forth Ports PLC	29,463
784	Fresnillo PLC	9,547
20,288	Galiform PLC*	24,778
6,558	Galliford Try PLC	37,701
25,740	Game Group PLC	37,478
34,000	Genting Singapore PLC*	23,541
2,630	Go-Ahead Group PLC	56,839
5,964	Great Portland Estates PLC REIT	28,561
9,595	Greene King PLC	66,614
3,661	Greggs PLC	26,899
5,852	Halfords Group PLC	45,348
8,263	Halma PLC	34,417
1,095	Hargreaves Lansdown PLC	5,901
5,604	Headlam Group PLC	26,273
28,806	Henderson Group PLC	64,375
10,528	Hiscox Ltd.	53,619
50,528	HMV Group PLC	55,533
959	Homeserve PLC	29,231
4,126	Hunting PLC	35,546
5,285	IG Group Holdings PLC	32,787
9,455	IMI PLC	102,853
14,775	Informa PLC	89,211

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,722	Inmarsat PLC	$54,964
14,904	Intermediate Capital Group PLC	64,205
13,188	Interserve PLC	44,508
1,942	Intertek Group PLC	44,123
13,539	Invensys PLC	69,753
4,217	Jardine Lloyd Thompson Group PLC	35,742
4,625	JD Wetherspoon PLC	38,242
95,382	JJB Sports PLC*	33,847
8,366	John Wood Group PLC	47,142
114,929	Johnston Press PLC*	58,061
3,043	Keller Group PLC	33,719
2,774	Kier Group PLC	48,215
23,517	Laird PLC	47,204
17,869	Marshalls PLC	27,934
47,670	Marston's PLC	73,902
5,650	Mcbride PLC	16,132
17,318	Meggitt PLC	82,436
12,114	Melrose PLC	44,037
5,770	Michael Page International PLC	37,543
5,876	Millennium & Copthorne Hotels PLC	42,366
10,814	Misys PLC*	38,522
10,384	Mitie Group PLC	37,063
10,285	Morgan Crucible Co. PLC	33,517
3,417	Morgan Sindall PLC	29,597
1,965	Mothercare PLC	17,240
7,073	N Brown Group PLC	29,573
42,521	Northern Foods PLC	35,565
12,385	Northumbrian Water Group PLC	51,228
16,596	Paragon Group of Cos. PLC	41,471
2,006	Petrofac Ltd.	34,708
1,756	Petropavlovsk PLC	31,383
12,677	Premier Farnell PLC	45,948
150,754	Premier Foods PLC*	60,310
1,593	Premier Oil PLC*	30,862
4,926	Provident Financial PLC	62,953
3,741	PZ Cussons PLC	15,555
27,268	Qinetiq Group PLC	53,132
421	Randgold Resources Ltd.	35,688
51,473	Rank Group PLC	95,596
15,699	Redrow PLC*	35,754
18,844	Regus PLC	33,186
6,551	Restaurant Group PLC	24,344
1,350	Robert Wiseman Dairies PLC	9,642
1,085	Rotork PLC	23,301
4,966	Savills PLC	25,907
8,332	Serco Group PLC	80,000
4,248	Shaftesbury PLC REIT	25,290
14,842	Shanks Group PLC	23,408
2,737	Shire PLC	60,315
37,762	SIG PLC*	75,981
11,893	Smiths News PLC	22,370

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,161	Spectris PLC	$43,271
45,791	Speedy Hire PLC	24,617
1,482	Spirax-Sarco Engineering PLC	34,878
8,549	Sports Direct International PLC*	14,662
2,253	SSL International PLC	29,530
3,407	St. James's Place PLC	13,721
4,690	St. Modwen Properties PLC*	12,388
23,462	Stagecoach Group PLC	70,519
33,652	Trinity Mirror PLC*	80,262
7,551	Tullett Prebon PLC	40,396
3,927	Tullow Oil PLC	68,421
994	Ultra Electronics Holdings PLC	23,478
3,407	VT Group PLC	38,804
4,515	Weir Group PLC (The)	67,806
4,932	WH Smith PLC	37,848
13,795	Wincanton PLC	49,580
5,966	Yule Catto & Co. PLC*	18,751
		6,189,805
	Total Common Stocks and Other Equity Interests (Cost $43,166,732)	45,726,398
	Preferred Stocks—0.4%
	Germany—0.4%
552	Draegerwerk AG & Co. KGAA	38,587
154	Fuchs Petrolub AG	15,297
899	Hugo Boss AG	38,822
2,438	Jungheinrich AG	54,846
853	Sixt AG	19,323
		166,875
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.	—
	South Korea—0.0%
950	Daishin Securities Co. Ltd.	7,907
	Total Preferred Stocks (Cost $134,805)	174,782
	Rights—0.0%
	Australia—0.0%
976	Nufarm Ltd., expiring 05/14/10*	1,716
	Israel—0.0%
207	Africa Israel Investments Ltd., expiring 05/10/10*	102

Number of Shares		Value
	Rights (Continued)
	Spain—0.0%
5,100	Banco de Valencia SA, expiring 05/10/10*	$597
	Norway—0.0%
5,686	Renewable Energy Corp. ASA, expiring 05/20/10*	7,876
	Total Rights (Cost $10,534)	10,291
	Warrants—0.0%
	Bermuda—0.0%
12,510	HKC Holdings Ltd., expiring 12/31/10*	112
	Cayman Islands—0.0%
758	Hong Kong Energy, expiring 12/31/10*	18
	Total Warrants (Cost $128)	130
	Total Investments (Cost $43,312,199)—99.9%	45,911,601
	Other assets less liabilities—0.1%	35,019
	Net Assets—100.0%	$45,946,620

Investment Abbreviations:

CDI CHESS Depository Interest

CVA Dutch Certificate

PC Participation Certificate

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Energy	30.7
Financials	25.6
Materials	13.1
Telecommunication Services	9.1
Information Technology	8.7
Industrials	5.4
Consumer Staples	2.8
Utilities	2.7
Consumer Discretionary	1.6
Other	0.2
Money Market Fund	0.1

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Brazil—15.9%
335,981	Banco Bradesco SA ADR	$6,255,966
256,199	Banco Santander Brasil SA/Brazil ADR	2,979,594
37,690	Brasil Telecom SA ADR*	714,979
37,837	Braskem SA ADR*	539,177
92,296	Centrais Eletricas Brasileiras SA ADR	1,318,910
8,344	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	571,648
9,802	Cia de Bebidas das Americas ADR	958,636
7,133	Cia de Saneamento Basico do Estado de Sao Paulo ADR	280,684
120,917.5	Cia Energetica de Minas Gerais SA ADR	1,952,818
36,232	Cia Paranaense de Energia ADR	749,278
61,456	Cia Siderurgica Nacional SA ADR	1,146,154
1,779	CPFL Energia SA ADR	110,636
32,912	Empresa Brasileira de Aeronautica SA ADR	792,521
9,882	Fibria Celulose SA ADR*	196,158
234,613	Gerdau SA ADR	3,847,653
378,074	Itau Unibanco Holding SA ADR	8,196,644
129,194	Petroleo Brasileiro SA ADR	5,481,701
187,437	Petroleo Brasileiro SA Sponsored ADR	7,111,360
102,531	Tele Norte Leste Participacoes SA ADR	1,523,611
6,504	Telecomunicacoes de Sao Paulo SA ADR	127,348
5,362	Tim Participacoes SA ADR	139,358
12,396	Ultrapar Participacoes SA ADR	584,224
186,726	Vale SA ADR	5,719,417
14,760	Vivo Participacoes SA ADR	390,697
		51,689,172
	Chile—0.8%
5,765	Banco de Chile ADR	360,889

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,252	Banco Santander Chile ADR	$280,164
14,638	Empresa Nacional de Electricidad SA ADR	679,935
62,490	Enersis SA ADR	1,242,926
		2,563,914
	China—31.3%
482,000	Air China Ltd., H-Shares*	532,623
1,514,000	Aluminum Corp. of China Ltd., H-Shares*	1,464,866
690,000	Angang Steel Co. Ltd., H-Shares	1,064,342
132,000	Anhui Conch Cement Co. Ltd., H-Shares	421,493
17,654,000	Bank of China Ltd., H-Shares	9,088,192
940,000	Bank of Communications Co. Ltd., H-Shares	1,070,596
1,781,000	China CITIC Bank Corp. Ltd., H-Shares	1,170,801
662,000	China Coal Energy Co., H-Shares	998,981
385,000	China Communications Construction Co. Ltd., H-Shares	363,011
4,904,000	China Construction Bank Corp., H-Shares	3,982,481
1,151,000	China COSCO Holdings Co. Ltd., H-Shares	1,465,846
846,000	China Life Insurance Co. Ltd., H-Shares	3,895,479
709,700	China Merchants Bank Co. Ltd.(Sinopec), H-Shares	1,739,836
1,005,500	China Minsheng Banking Corp. Ltd., H-Shares*	1,076,430
244,000	China Oilfield Services Ltd., H-Shares	340,265
103,000	China Pacific Insurance Group Co. Ltd., H-Shares	430,493
15,150,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	12,147,490
940,000	China Railway Construction Corp. Ltd., H-Shares	1,170,314

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,278,000	China Railway Group Ltd., H-Shares*	$1,570,288
1,045,500	China Shenhua Energy Co. Ltd., H-Shares	4,486,453
1,646,000	China Shipping Container Lines Co. Ltd., H-Shares*	683,157
326,000	China Shipping Development Co. Ltd., H-Shares	485,026
523,000	China South Locomotive And Rolling Stock Corp., H-Shares	393,832
1,214,000	China Southern Airlines Co. Ltd., H-Shares*	621,466
2,508,000	China Telecom Corp. Ltd., H-Shares	1,150,668
1,882,000	Datang International Power Generation Co. Ltd., H-Shares	784,445
122,000	Dongfeng Motor Group Co. Ltd., H-Shares	173,274
78,400	Guangzhou R&f Properties Co. Ltd., H-Shares	102,419
1,610,000	Huadian Power International Co., H-Shares*	385,169
2,152,000	Huaneng Power International, Inc., H-Shares	1,239,449
15,214,000	Industrial & Commercial Bank of China, H-Shares	11,088,899
398,000	Jiangsu Expressway Co. Ltd., H-Shares	373,710
262,000	Jiangxi Copper Co. Ltd., H-Shares	549,549
1,154,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	605,371
1,096,000	Metallurgical Corp. of China Ltd., H-Shares*	566,678
25,410,000	PetroChina Co. Ltd., H-Shares	29,261,824
196,000	PICC Property & Casualty Co. Ltd., H-Shares*	185,837
168,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,442,531
1,192,000	Shanghai Electric Group Co. Ltd., H-Shares	565,527
1,318,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares*	506,016
338,000	Yanzhou Coal Mining Co. Ltd., H-Shares	940,219
166,000	Zhejiang Expressway Co. Ltd. H-Shares	154,848
486,000	Zijin Mining Group Co. Ltd., H-Shares	378,749
85,500	ZTE Corp. H-Shares	306,292
		101,425,235
	Hong Kong—2.9%
17,500	Beijing Enterprises Holdings Ltd.	112,748
158,000	China Foods Ltd.	116,475
60,000	China Merchants Holdings International Co. Ltd.	208,433
428,500	China Mobile Ltd.	4,194,688
136,000	China Overseas Land & Investment Ltd.	264,083

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
108,000	China Resources Enterprise Ltd.	$381,035
66,000	China Resources Power Holdings Co. Ltd.	133,803
1,040,000	China Unicom Hong Kong Ltd.	1,295,432
148,000	Citic Pacific Ltd.	322,655
1,187,000	CNOOC Ltd.	2,087,940
39,000	Shanghai Industrial Holdings Ltd.	168,502
		9,285,794
	Hungary—0.9%
89,583	Magyar Telekom Telecommunications PLC	319,581
12,249	MOL Hungarian Oil and Gas Nyrt*	1,243,553
37,494	OTP Bank PLC*	1,321,399
		2,884,533
	India—5.3%
11,405	HDFC Bank Ltd. ADR	1,700,713
118,585	ICICI Bank Ltd. ADR	5,042,234
94,136	Infosys Technologies Ltd. ADR	5,636,864
127,734	Sterlite Industries India Ltd. ADR	2,317,095
83,356	Tata Motors Ltd. ADR	1,704,630
36,380	Wipro Ltd. ADR	817,095
		17,218,631
	Indonesia—1.2%
174,039	Astra International Tbk PT	899,358
608,000	Bank Central Asia Tbk PT	363,948
136,000	Bank Danamon Indonesia TBK PT	86,271
310,000	Bank Mandiri Tbk PT	196,329
640,000	Bank Negara Indonesia Persero Tbk PT	182,154
470,000	Bank Rakyat Indonesia	460,013
1,530,000	Bumi Resources Tbk PT	392,659
36,500	Gudang Garam TBK PT	110,747
297,000	Indosat Tbk PT	192,657
904,500	Telekomunikasi Indonesia Tbk PT	780,852
56,500	Unilever Indonesia TBK PT	86,153
		3,751,141
	Mexico—7.1%
44,500	Alfa SAB de CV, Class A	348,790
2,403,400	America Movil SAB de CV, Series L	6,216,476
126,100	Carso Global Telecom SAB de CV, Series A1*	649,647
3,123,164	Cemex SAB de CV, Series CPO	3,745,844
106,800	Coca-Cola Femsa SAB de CV, Series L	752,253
288,100	Fomento Economico Mexicano SAB de CV	1,371,810
21,400	Grupo Bimbo SAB de CV, Series A	171,839
74,900	Grupo Carso SAB de CV, Series A1	275,431
2,200	Grupo Elektra SA de CV	104,180
135,200	Grupo Financiero Banorte SAB de CV, Class O	546,405
36,800	Grupo Financiero Inbursa SA, Class O	124,659
598,887	Grupo Mexico SAB de CV, Series B	1,588,648
237,400	Grupo Modelo SAB de CV, Series C	1,309,300

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
251,500	Grupo Televisa SA, Series CPO	$1,051,951
8,780	Industrias Penoles SAB de CV	187,456
55,500	Kimberly-Clark de Mexico SAB de CV, Class A	323,673
39,500	Organizacion Soriana SAB de CV, Class B*	118,745
2,803,800	Telefonos de Mexico SAB de CV	2,165,565
1,317,000	Telmex Internacional SAB de CV, Class L	1,260,220
279,600	Wal-Mart de Mexico SAB de CV, Series V	657,450
		22,970,342
	Philippines—0.2%
12,333	Philippine Long Distance Telephone Co. ADR	693,608
	Russia—10.1%
462,878	Gazprom OAO ADR	10,748,027
141,904	LUKOIL OAO ADR	8,145,290
13,759	Magnitogorsk Iron & Steel Works GDR	185,829
80,083	MMC Norilsk Nickel ADR*	1,537,594
17,298	Mobile Telesystems OJSC ADR	955,714
19,378	Novolipetsk Steel OJSC GDR	697,877
203,382	Rosneft Oil Co. GDR	1,627,648
42,285	Severstal GDR*	568,897
7,248	Sistema JSFC GDR*	192,763
657,883	Surgutneftegaz ADR	6,226,428
51,142	Tatneft ADR	1,542,048
73,355	VTB Bank OJSC GDR	391,192
		32,819,307
	South Africa—8.0%
43,110	ABSA Group Ltd.	815,084
109,535	African Bank Investments Ltd.	526,519
10,042	Anglo Platinum Ltd.*	1,093,953
13,034	AngloGold Ashanti Ltd.	547,485
26,501	ArcelorMittal South Africa Ltd.*	303,832
113,057	Barloworld Ltd.	754,761
49,404	Bidvest Group Ltd.*	922,553
5,447	Exxaro Resources Ltd.	90,576
569,448	FirstRand Ltd.	1,570,007
69,491	Gold Fields Ltd.	931,819
21,263	Highveld Steel And Vanadium Corp. Ltd.*	240,214
67,387	Impala Platinum Holdings Ltd.	1,907,302
39,470	Imperial Holdings Ltd.	524,924
43,375	Investec Ltd.	364,977
3,070	Kumba Iron Ore Ltd.	145,470
29,565	Massmart Holdings Ltd.	439,773
35,833	Mondi Ltd.	252,062
130,482	MTN Group Ltd.	1,926,924
14,020	Naspers Ltd., Class N	567,193
32,667	Nedbank Group Ltd.	590,509
34,929	Pick N Pay Stores Ltd.	196,839
54,866	Remgro Ltd.	731,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
92,367	RMB Holdings Ltd.	$419,420
348,173	Sanlam Ltd.	1,141,860
119,716	Sappi Ltd.*	505,570
64,650	Sasol Ltd.	2,625,947
40,707	Shoprite Holdings Ltd.	433,962
173,625	Standard Bank Group Ltd.	2,685,319
230,388	Steinhoff International Holdings Ltd.*	630,185
248,384	Telkom SA Ltd.*	1,241,040
12,548	Tiger Brands Ltd.	320,742
40,610	Vodacom Group (Pty) Ltd.	311,899
		25,760,640
	Taiwan—12.8%
314,000	Acer, Inc.	856,267
121,671	Advanced Semiconductor Engineering, Inc. ADR	591,321
197,000	Asia Cement Corp.	185,232
699,000	Asustek Computer, Inc.	1,347,828
157,153	AU Optronics Corp. ADR	1,821,403
410,000	Cathay Financial Holding Co. Ltd.*	656,016
742,000	Chang Hwa Commercial Bank	333,174
552,000	Chimei Innolux Corp.	805,842
1,336,000	China Development Financial Holding Corp.*	374,650
1,886,000	China Steel Corp.	2,006,879
1,434,000	Chinatrust Financial Holding Co. Ltd.	809,871
3,572,000	Chunghwa Picture Tubes Ltd.*	344,295
81,657	Chunghwa Telecom Co. Ltd. ADR	1,593,945
616,000	Compal Electronics, Inc.	856,107
159,000	Delta Electronics, Inc.	527,046
379,000	Evergreen Marine Corp. Taiwan Ltd.*	242,286
495,000	Far Eastern New Century Corp.	537,090
322,000	Far Eastone Telecommunications Co. Ltd.	391,912
873,000	First Financial Holding Co. Ltd.	480,593
559,000	Formosa Chemicals & Fibre Corp.	1,409,601
225,000	Formosa Petrochemical Corp.	590,994
1,258,000	Formosa Plastics Corp.	2,794,828
505,000	Fubon Financial Holding Co. Ltd.*	615,635
764,000	HON HAI Precision Industry Co. Ltd.	3,586,619
81,000	HTC Corp.	1,085,373
782,000	Hua Nan Financial Holdings Co. Ltd.	458,832
841,000	Inventec Co. Ltd.	484,875
508,000	Lite-On Technology Corp.	674,205
43,000	Mediatek, Inc.	728,078
1,513,000	Mega Financial Holding Co. Ltd.	883,613
828,000	Nan Ya Plastics Corp.	1,735,972
652,000	Pou Chen Corp.	558,038
303,000	Quanta Computer, Inc.	569,553
796,000	Shin Kong Financial Holding Co. Ltd.*	305,832
104,060	Siliconware Precision Industries Co. ADR	639,969
1,189,000	Sinopac Financial Holdings Co. Ltd.*	404,387

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,572,000	Taishin Financial Holding Co. Ltd.*	$606,582
255,000	Taiwan Cement Corp.	229,152
517,000	Taiwan Cooperative Bank	314,993
183,000	Taiwan Mobile Co. Ltd.	350,202
483,615	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,121,483
2,295,000	Tatung Co. Ltd.*	471,559
508,000	Uni-President Enterprises Corp.	564,750
229,833	United Microelectronics Corp. ADR*	813,609
264,000	Wistron Corp.	507,252
561,000	Yang Ming Marine Transport Corp.	229,345
		41,497,088
	Thailand—1.3%
136,300	Advanced Info. Service PCL	318,216
105,800	Bangkok Bank PCL	387,628
1,675,800	IRPC PCL	226,195
108,400	Kasikornbank PCL	313,264
461,800	Krung Thai Bank PCL	173,832
54,800	PTT Chemical PCL	171,975
104,700	PTT Exploration & Production PCL	484,902
152,400	PTT PCL	1,195,254
19,800	Siam Cement PCL	164,365
116,400	Siam Commercial Bank PCL	291,971
179,200	Thai Airways International PCL	133,517
195,900	Thai Oil PCL	280,291
111,700	Total Access Communication PCL	116,093
		4,257,503
	Turkey—1.9%
148,901	Akbank TAS	749,543
34,581	Arcelik AS	153,622
410,096	Dogan Sirketler Grubu Holdings	306,557
26,175	Enka Insaat ve Sanayi AS	126,674
113,405	Eregli Demir ve Celik Fabrikalari TAS*	356,300
17,390	Ford Otomotiv Sanayi AS	137,757
64,690	Haci Omer Sabanci Holding AS	296,355
265,317	KOC Holding AS*	1,029,183
30,369	Tupras Turkiye Petrol Rafine	676,847
98,201	Turk Hava Yollari AO	325,410
40,292	Turk Telekomunikasyon As	150,596
34,910	Turkcell Iletisim Hizmet AS	226,831
97,644	Turkiye Garanti Bankasi AS	474,218
25,765	Turkiye Halk Bankasi AS	204,374
164,349	Turkiye Is Bankasi, Class C	572,209
101,444	Turkiye Vakiflar Bankasi TAO, Class D*	269,225
73,397	Yapi ve Kredi Bankasi AS*	210,447
		6,266,148
	Total Common Stocks and Other Equity Interests (Cost $293,587,915)	323,083,056

Number of Shares		Value
	Money Market Fund—0.1%
420,734	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $420,734)	420,734
	Total Investments (Cost $294,008,649)—99.8%	323,503,790
	Other assets less liabilities—0.2%	779,833
	Net Assets—100.0%	$324,283,623

Investment Abbreviations:

ADR American Depositary Receipt

GDR Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Europe Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Financials	29.4
Energy	12.8
Consumer Discretionary	9.5
Industrials	9.4
Materials	8.8
Telecommunication Services	8.4
Consumer Staples	8.0
Utilities	6.2
Health Care	5.4
Information Technology	1.8
Other	0.3
Money Market Fund	0.0

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Austria—0.7%
530	Erste Group Bank AG	$23,499
116	EVN AG	1,935
1,324	Immofinanz AG*	5,638
468	OMV AG	16,700
103	Raiffeisen International Bank Holding AG	5,008
151	Strabag SE	3,926
1,112	Telekom Austria AG	14,752
76	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,824
63	Vienna Insurance Group	3,075
516	Voestalpine AG	19,168
392	Wienerberger AG*	7,277
		103,802
	Belgium—1.6%
22,133	Ageas*	67,894
601	Anheuser-Busch InBev NV	29,116
1	Banque Nationale de Belgique*	5,302
404	Belgacom SA	14,169
14	Colruyt SA	3,442
53	Compagnie Nationale a Portefeuille	2,746
300	Delhaize Group	24,775
4,302	Dexia SA*	23,215
8	D'ieteren SA	3,742
135	Groupe Bruxelles Lambert SA	11,409
47	KBC Ancora*	1,064
604	KBC Groep NV*	26,987
43	Mobistar SA	2,640
106	Solvay SA	10,109

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
172	UCB SA	$6,654
306	Umicore	11,174
		244,438
	Bermuda—0.1%
250	Frontline Ltd.	9,109
	Denmark—1.2%
2	A P Moller - Maersk A/S, Class A	16,181
4	A P Moller - Maersk A/S, Class B	33,540
208	Carlsberg A/S, Class B	16,788
85	Danisco A/S	6,130
2,042	Danske Bank A/S*	53,242
394	Novo Nordisk A/S, Class B	32,375
471	Torm A/S*	5,083
36	Trygvesta AS	2,219
230	Vestas Wind Systems A/S*	14,016
		179,574
	Finland—1.9%
374	Elisa Oyj*	7,149
806	Fortum Oyj	20,798
307	Kesko Oyj, Class B	11,885
151	Kone Oyj, Class B	6,635
390	Metso Oyj	15,024
544	Neste Oil Oyj	8,795
7,600	Nokia Oyj*	92,788
437	Outokumpu Oyj	9,178
484	Pohjola Bank PLC	5,279
385	Rautaruukki Oyj	8,062
1,158	Sampo Oyj, Class A	28,425

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
117	Sanoma Oyj	$2,261
3,085	Stora Enso Oyj, Class R	25,722
2,284	UPM-Kymmene Oyj	32,733
203	Wartsila Oyj	10,323
253	YIT Oyj	5,337
		290,394
	France—15.9%
383	Accor SA	21,854
34	Aeroports de Paris	2,794
1,127	Air France-KLM*	17,707
285	Air Liquide SA	33,203
6,355	Alcatel-Lucent*	20,230
311	Alstom SA	18,224
216	Arkema SA	8,999
136	Atos Origin SA*	6,882
7,932	AXA SA	157,415
2,024	BNP Paribas	138,833
717	Bouygues SA	35,479
280	Cap Gemini	14,084
1,976	Carrefour SA	96,720
158	Casino Guichard Perrachon SA	13,928
120	Christian Dior SA	12,758
38	Ciments Francais SA	3,833
156	CNP Assurances*	13,114
1,427	Compagnie de Saint-Gobain	70,349
377	Compagnie Generale de Geophysique-Veritas*	11,335
286	Compagnie Generale des Etablissements Michelin, Class B	20,691
3,400	Credit Agricole SA	48,537
628	DANONE SA	36,952
243	Eiffage SA	12,527
448	Electricite de France	23,978
17	Eramet	6,127
133	Essilor International SA	8,097
16	Esso SA Francaise	2,133
84	Euler Hermes SA	6,939
73	Eurazeo	5,055
165	Faurecia*	3,301
45	Fonciere des Regions REIT*	4,650
6,658	France Telecom SA	145,558
2,665	GDF Suez	94,648
39	Gecina SA REIT	4,004
41	Hermes International	5,414
24	ICADE REIT	2,330
70	Imerys SA	4,261
91	JC Decaux SA*	2,613
88	Klepierre REIT	3,028
553	Lafarge SA	40,040
479	Lagardere SCA	19,293

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
125	Legrand SA	$4,065
264	L'Oreal SA	27,399
370	LVMH Moet Hennessy Louis Vuitton SA	42,522
163	Metropole Television SA	4,209
2,204	Natixis*	11,256
108	Nexans SA	8,502
90	Nexity	3,283
295	PagesJaunes Groupe	3,530
311	Pernod-Ricard SA	26,424
244	PPR	32,749
1,847	PSA Peugeot Citroen SA*	54,476
171	Publicis Groupe SA	7,535
195	Rallye SA	7,164
1,160	Renault SA*	53,670
235	Rexel SA*	3,980
25	SA des Ciments Vicat	1,963
307	Safran SA	7,790
1,647	Sanofi-Aventis SA*	112,204
412	Schneider Electric SA	46,710
392	SCOR SE	9,234
269	Sequana*	4,366
10	Societe des Autoroutes Paris-Rhin-Rhone*	701
2,198	Societe Generale	117,213
258	Societe Television Francaise 1	4,778
218	Sodexo	13,376
1,420	STMicroelectronics NV	13,131
537	Suez Environnement Co.	11,623
4,329	Technicolor*	4,527
151	Technip SA	12,058
184	Thales SA	6,843
6,235	Total SA	338,771
128	Unibail-Rodamco SE REIT	24,159
371	Valeo SA*	12,392
86	Vallourec SA	17,107
1,408	Veolia Environnement	44,173
968	Vinci SA	53,869
3,405	Vivendi SA	89,201
48	Wendel	3,102
		2,437,972
	Germany—12.8%
287	Adidas AG	16,889
1,503	Allianz SE*	172,078
151	Aurubis AG	7,621
10	Axel Springer AG	1,133
2,048	BASF SE	118,907
1,058	Bayer AG	67,491
1,207	Bayerische Motoren Werke (BMW) AG	59,614
89	BayWa AG	3,539
77	Beiersdorf AG	4,358
89	Bilfinger Berger AG	5,903

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
345	Celesio AG	$11,280
4,169	Commerzbank AG*	32,693
4,470	Daimler AG*	229,686
1,993	Deutsche Bank AG	138,919
210	Deutsche Boerse AG	16,281
1,169	Deutsche Lufthansa AG*	19,413
3,341	Deutsche Post AG	54,116
230	Deutsche Postbank AG*	7,894
12,332	Deutsche Telekom AG	160,349
4,760	E.ON AG	175,301
54	Fraport AG	2,796
205	Fresenius Medical Care AG & Co. KGaA	11,084
53	Fresenius SE	3,765
305	GEA Group AG	6,759
25	Generali Deutschland Holding AG	2,837
137	Hannover Rueckversicherung AG*	6,421
464	HeidelbergCement AG	28,693
149	Henkel AG & Co. KGaA	6,730
154	Hochtief AG	12,695
1,994	Infineon Technologies AG*	14,099
149	K+S AG	8,557
93	Kloeckner & Co. SE*	2,455
221	Lanxess AG	10,462
170	Linde AG	20,321
339	MAN SE	31,951
275	Merck KGaA	22,574
585	Metro AG	35,121
597	Muenchener Rueckversicherungs- Gesellschaft AG	84,024
27	Rheinmetall AG	1,873
911	RWE AG	74,836
134	Salzgitter AG	10,874
600	SAP AG	28,910
1,482	Siemens AG	145,966
124	Suedzucker AG	2,518
1,418	ThyssenKrupp AG	46,047
1,786	TUI AG*	19,737
133	Volkswagen AG	12,562
6	Wacker Chemie AG	875
		1,959,007
	Greece—0.7%
1,490	Alpha Bank AE*	12,052
160	Coca-Cola Hellenic Bottling Co. SA	4,333
1,490	EFG Eurobank Ergasias SA*	11,961
389	Hellenic Petroleum SA	4,185
1,256	Hellenic Telecommunications Organization SA	13,835
1,642	Marfin Investment Group SA*	3,143
165	Motor Oil (Hellas) Corinth Refineries SA	2,010
1,381	National Bank of Greece SA*	22,174

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
681	OPAP SA	$13,813
1,114	Piraeus Bank SA*	8,378
413	Public Power Corp. SA*	6,752
		102,636
	Ireland—0.9%
16,009	Allied Irish Banks PLC*	30,325
468	Anglo Irish Bank Corp. Ltd.*	—
1,453	CRH PLC	41,495
19,959	Governor & Co. of the Bank of Ireland (The)*	43,724
3,091	Irish Life & Permanent Group Holdings PLC*	12,459
127	Kerry Group PLC, Class A	4,076
773	Ryanair Holdings PLC*	3,848
530	Smurfit Kappa Group PLC*	5,425
		141,352
	Italy—7.4%
3,933	A2A SpA	6,639
220	Acea SpA	2,237
3,854	Assicurazioni Generali SpA	81,240
573	Atlantia SpA	12,179
250	Autogrill SpA*	3,041
1,421	Banca Carige SpA	3,605
12,084	Banca Monte dei Paschi di Siena SpA	16,709
1,566	Banca Popolare di Milano Scarl	8,795
2,805	Banco Popolare Societa Cooperativa*	17,935
188	Benetton Group SpA	1,614
366	Buzzi Unicem SpA	5,434
1,375	CIR-Compagnie Industriali Riunite SpA*	2,910
269	Credito Emiliano SpA*	1,641
1,453	Edison SpA	1,983
22,154	Enel SpA	115,906
9,197	Eni SpA	205,269
337	ERG SpA	4,628
180	EXOR SpA	3,291
4,337	Fiat SpA	56,848
1,304	Finmeccanica SpA	16,684
631	Fondiaria-Sai SpA	8,729
297	Fondiaria-Sai SpA RSP	2,894
1,325	Hera SpA	2,809
30,764	Intesa Sanpaolo SpA*	101,258
421	Italcementi SpA	4,781
592	Italcementi SpA RSP	3,722
59	Italmobiliare SpA*	2,161
145	Italmobiliare SpA RSP*	4,084
90	Lottomatica SpA	1,628
151	Luxottica Group SpA	4,132
2,201	Mediaset SpA	17,406
932	Mediobanca SpA*	8,591
358	Mediolanum SpA	1,817
1,281	Milano Assicurazioni SpA	3,039
2,868	Parmalat SpA	7,539

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,457	Pirelli & C. SpA*	$7,158
3,281	Premafin Finanziaria SpA*	4,456
284	Saipem SpA	10,591
1,533	Saras SpA	3,681
1,806	Snam Rete Gas SpA	8,565
75,336	Telecom Italia SpA*	105,185
33,958	Telecom Italia SpA RSP*	38,270
1,971	Terna-Rete Elettrica Nationale SpA	7,979
1,911	UBI Banca-Unione di Banche Italiane ScpA	23,633
63,039	UniCredit SpA*	164,983
5,955	Unipol Gruppo Finanziario SpA*	6,228
		1,123,907
	Luxembourg—0.8%
2,476	ArcelorMittal	96,223
25	RTL Group	2,003
392	SES AS FDR	8,972
514	Tenaris SA	10,307
		117,505
	Netherlands—5.6%
9,619	Aegon NV*	67,184
572	Akzo Nobel NV	33,779
208	ASML Holding NV	6,816
122	Corio NV REIT	7,049
974	European Aeronautic Defence and Space Co. NV	18,066
244	Heineken Holding NV	9,974
221	Heineken NV	10,291
40,904	ING Groep NV CVA*	360,544
2,725	Koninklijke Ahold NV	37,315
772	Koninklijke BAM Groep NV	5,779
439	Koninklijke DSM NV	19,582
3,624	Koninklijke KPN NV	54,297
1,827	Koninklijke Philips Electronics NV	61,266
85	Nutreco Holding NV	5,311
209	Randstad Holding NV*	10,576
471	Reed Elsevier NV	5,602
289	SBM Offshore NV	5,679
843	SNS REAAL NV*	4,865
756	TNT NV	23,072
3,444	Unilever NV CVA	104,634
493	Wolters Kluwer NV	10,059
		861,740
	Norway—1.4%
140	Aker ASA, Class A	3,654
429	Aker Solutions ASA	7,162
2,097	DnB NOR ASA	24,793
5,030	Norsk Hydro ASA*	39,335
2,198	Orkla ASA	18,500
3,490	Statoil ASA	84,300

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,059	Storebrand ASA*	$7,957
1,747	Telenor ASA*	24,810
193	Yara International ASA	6,690
		217,201
	Portugal—0.5%
855	Banco BPI SA	1,919
11,760	Banco Comercial Portugues SA, Class R	11,030
734	Banco Espirito Santo SA	3,509
637	Brisa Auto-Estradas de Portugal SA	4,509
324	CIMPOR-Cimentos de Portugal SGPS SA	2,347
6,169	EDP-Energias de Portugal SA	22,048
296	Galp Energia SGPS SA, Class B	4,739
298	Jeronimo Martins SGPS SA	3,079
2,508	Portugal Telecom SGPS SA*	25,490
3,695	Sonae	4,059
		82,729
	Spain—6.5%
440	Abertis Infraestructuras SA	7,652
63	Acciona SA	6,236
522	Acerinox SA	10,378
442	ACS Actividades de Construccion y Servicios SA	20,016
10,823	Banco Bilbao Vizcaya Argentaria SA	142,154
3,591	Banco de Sabadell SA	18,196
181	Banco Espanol de Credito SA	1,852
3,696	Banco Popular Espanol SA	26,134
21,979	Banco Santander SA	279,093
660	Bankinter SA	4,866
784	Caja de Ahorros del Mediterraneo	6,264
67	Cementos Portland Valderrivas SA	1,536
1,453	Criteria Caixacorp SA	7,236
291	EDP Renovaveis SA*	2,066
200	Enagas	4,005
334	Endesa SA	9,498
218	Fomento de Construcciones y Contratas SA	7,124
446	Gamesa Corp. Tecnologica SA	5,473
906	Gas Natural SDG SA	15,447
243	Gestevision Telecinco SA	3,451
880	Iberdrola Renovables SA	3,407
9,286	Iberdrola SA	73,594
5,577	Iberia Lineas Aereas de Espana SA*	18,619
185	Inditex SA	11,435
1,947	Mapfre SA	6,364
459	Promotora de Informaciones SA*	1,905
52	Red Electrica Corporacion SA	2,460
4,465	Repsol YPF SA	104,695
461	Sacyr Vallehermoso SA*	3,513
77	Sociedad General de Aguas de Barcelona SA, Class A	2,034

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,034	Telefonica SA	$181,605
115	Zardoya Otis SA	1,793
		990,101
	Sweden—3.9%
330	Alfa Laval AB	4,913
469	Assa Abloy AB, Class B	10,806
698	Atlas Copco AB, Class A	11,218
475	Atlas Copco AB, Class B	6,876
596	Boliden AB	8,194
643	Electrolux AB, Series B	16,525
281	Hennes & Mauritz AB, Class B	17,917
259	Holmen AB, Class B	6,527
591	Industrivarden AB, Class A	8,434
259	Industrivarden AB, Class C	3,543
1,475	Investor AB, Class B	27,883
62	Lundbergforetagen AB, Class B	3,071
544	NCC AB, Class B	8,384
7,137	Nordea Bank AB	69,578
181	Ratos AB, Class B	5,660
1,912	Sandvik AB*	27,384
38,445	SAS AB*	6,809
1,238	Scania AB, Class B	21,588
792	Securitas AB, Class B	8,334
4,498	Skandinaviska Enskilda Banken AB, Class A*	30,639
1,172	Skanska AB, Class B	19,405
783	SKF AB, Class B	15,608
465	SSAB AB, Class A	8,136
39	SSAB AB, Class B	606
1,788	Svenska Cellulosa AB, Class B	23,280
1,061	Svenska Handelsbanken AB, Class A	29,730
1,817	Swedbank AB, Class A*	19,549
743	Tele2 AB, Class B	12,547
5,122	Telefonaktiebolaget LM Ericsson, Class B	59,067
4,410	TeliaSonera AB	30,204
1,806	Volvo AB, Class A*	21,914
3,868	Volvo AB, Class B*	47,952
		592,281
	Switzerland—6.4%
1,523	ABB Ltd.*	29,163
313	Adecco SA	18,378
122	Baloise Holding AG	9,590
23	BKW FMB Energie AG	1,530
729	Clariant AG*	10,041
421	Compagnie Financiere Richemont SA*	15,501
2,027	Credit Suisse Group AG	92,875
829	GAM Holding Ltd.*	10,280
30	Geberit AG*	5,315
8	Givaudan SA	6,949
16	Helvetia Holding AG	4,881
433	Holcim Ltd.*	32,211

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
133	Julius Baer Group Ltd.	$4,563
54	Kuehne & Nagel International AG*	5,641
3,343	Nestle SA	163,295
2,610	Novartis AG	132,842
90	Pargesa Holding SA	7,304
420	Petroplus Holdings AG*	7,476
761	Roche Holding AG	119,947
25	Schindler Holding AG	2,168
17	Schindler Holding AG Participant Certificates	1,491
5	SGS SA	6,484
23	Swatch Group AG-Bearer*	6,727
70	Swatch Group AG-Registered	3,811
202	Swiss Life Holding AG*	24,512
1,091	Swiss Reinsurance Co. Ltd.	47,234
38	Swisscom AG	12,874
78	Syngenta AG*	19,729
31	Synthes, Inc.	3,512
6,325	UBS AG*	97,820
347	Zurich Financial Services AG	76,796
		980,940
	United Kingdom—30.8%
1,619	3i Group PLC	6,681
466	AMEC PLC	5,924
916	Amlin PLC	5,243
2,121	Anglo American PLC*	90,126
458	Antofagasta PLC	6,947
653	Arriva PLC	7,611
726	Associated British Foods PLC	11,158
2,526	AstraZeneca PLC	111,659
15,490	Aviva PLC	81,918
6,734	BAE Systems PLC	35,308
1,806	Balfour Beatty PLC	7,647
33,170	Barclays PLC	170,455
5,363	Barratt Developments PLC*	10,153
3,013	BG Group PLC	50,948
5,125	BHP Billiton PLC	156,530
51,060	BP PLC	445,515
1,518	Bradford & Bingley PLC*	—
2,421	British Airways PLC*	8,397
2,370	British American Tobacco PLC	74,553
1,619	British Land Co. PLC REIT	11,502
1,525	British Sky Broadcasting Group PLC	14,280
41,799	BT Group PLC	80,465
638	Bunzl PLC	7,433
5,929	Cable & Wireless Communications PLC	5,604
5,929	Cable & Wireless Worldwide PLC*	7,841
478	Capita Group PLC (The)	5,832
1,322	Carnival PLC	57,291
10,055	Centrica PLC	45,183
3,017	Compass Group PLC	24,546

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,575	Diageo PLC	$60,996
1,140	Drax Group PLC	6,294
27,189	DSG International PLC*	13,685
564	easyJet PLC*	4,055
4,242	Enterprise Inns PLC*	8,282
274	Eurasian Natural Resources Corp. PLC	5,082
843	Experian PLC	7,796
1,631	FirstGroup PLC	9,482
2,162	G4S PLC	8,804
5,028	GKN PLC*	10,435
9,342	GlaxoSmithKline PLC	173,465
1,211	Hammerson PLC REIT	7,072
3,342	Hays PLC	5,682
3,241	Home Retail Group PLC	13,595
30,997	HSBC Holdings PLC	315,748
1,274	ICAP PLC	7,353
1,256	Imperial Tobacco Group PLC	35,795
21,465	Inchcape PLC*	11,244
564	InterContinental Hotels Group PLC	9,948
3,123	International Power PLC	15,814
1,598	Investec PLC	12,644
8,966	ITV PLC*	9,201
5,807	J Sainsbury PLC	29,938
432	Johnson Matthey PLC	11,494
305	Kazakhmys PLC	6,464
3,822	Kesa Electricals PLC	7,265
7,133	Kingfisher PLC	27,195
3,272	Ladbrokes PLC	7,777
1,921	Land Securities Group PLC REIT	19,218
21,912	Legal & General Group PLC	28,504
999	Liberty International PLC REIT*	7,452
80,388	Lloyds Banking Group PLC*	80,459
3,335	Logica PLC	6,980
351	London Stock Exchange Group PLC	3,653
234	Lonmin PLC*	6,763
4,481	Man Group PLC	16,549
4,838	Marks & Spencer Group PLC	27,065
2,297	Mitchells & Butlers PLC*	11,481
1,637	Mondi PLC	11,054
1,814	National Express Group PLC	6,625
6,341	National Grid PLC	61,170
306	Next PLC	10,698
19,461	Old Mutual PLC*	34,360
1,489	Pearson PLC	23,805
655	Pennon Group PLC	5,205
1,613	Persimmon PLC*	11,706
5,257	Prudential PLC	46,171
6,361	Punch Taverns PLC*	8,626
555	Reckitt Benckiser Group PLC	28,842
1,078	Reed Elsevier PLC	8,443
3,694	Rentokil Initial PLC*	7,167

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,832	Rexam PLC	$13,970
2,188	Rio Tinto PLC	113,165
178,290	Rolls-Royce Group PLC, Class C*	273
1,981	Rolls-Royce Group PLC*	17,462
124,479	Royal Bank of Scotland Group PLC*	101,901
10,974	Royal Dutch Shell PLC, Class A	341,939
8,405	Royal Dutch Shell PLC, Class B	253,497
9,979	RSA Insurance Group PLC	18,477
1,131	SABMiller PLC	35,471
1,808	Sage Group PLC (The)	6,760
199	Schroders PLC	4,209
97	Schroders PLC NVTG	1,640
2,126	Scottish & Southern Energy PLC	35,271
1,356	Segro PLC REIT	6,403
623	Severn Trent PLC	11,021
711	Smith & Nephew PLC	7,374
653	Smiths Group PLC	11,232
2,025	Standard Chartered PLC	54,037
5,749	Standard Life PLC	17,497
944	TalkTalk Telecom Group PLC*	1,835
1,408	Tate & Lyle PLC	9,806
17,862	Taylor Wimpey PLC*	11,052
14,770	Tesco PLC	98,003
2,844	Thomas Cook Group PLC	10,793
3,057	Tomkins PLC	11,569
615	Travis Perkins PLC*	7,946
1,823	TUI Travel PLC	7,780
3,558	Unilever PLC	106,960
1,350	United Business Media Ltd.	11,401
2,409	United Utilities Group PLC	19,721
168	Vedanta Resources PLC	6,425
152,664	Vodafone Group PLC	338,413
410	Whitbread PLC	9,585
1,985	William Hill PLC	6,205
5,132	William Morrison Supermarkets PLC	22,714
1,088	Wolseley PLC*	27,183
3,012	WPP PLC	31,947
3,100	Xstrata PLC	50,872
16,143	Yell Group PLC*	13,420
		4,716,580
	Total Common Stocks and Other Equity Interests (Cost $16,352,562)	15,151,268

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks—0.6%
	Germany—0.6%
20	Dyckerhoff AG	$1,143
136	Fresenius SE	9,846
206	Henkel AG & Co. KGaA	11,030
356	ProSiebenSat.1 Media AG	6,679
564	Volkswagen AG	54,416
		83,114
	Italy—0.0%
122	EXOR SpA	1,362
5,093	Unipol Gruppo Finanziario SpA*	3,649
		5,011
	Total Preferred Stocks (Cost $82,282)	88,125
	Rights—0.0%
	France—0.0%
4,329	Technicolor, expiring 05/11/10* (Cost $1,370)	967
	Warrant—0.0%
	France—0.0%
4,329	Technicolor, expiring 11/05/10* (Cost $0)	—
	Money Market Fund—0.0%
4,763	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,763)	4,763
	Total Investments (Cost $16,440,977)—99.7%	15,245,123
	Other assets less liabilities—0.3%	51,157
	Net Assets—100.0%	$15,296,280

Investment Abbreviations:

CVA Dutch Certificate

FDR Fiduciary Depositary Receipt

NVTG Non Voting

REIT Real Estate Investment Trust

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Japan Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Consumer Discretionary	22.6
Industrials	19.4
Financials	15.3
Information Technology	10.9
Materials	9.3
Utilities	6.7
Consumer Staples	6.3
Telecommunication Services	4.8
Health Care	2.3
Energy	2.2
Other	0.2

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—22.6%
700	Aisin Seiki Co. Ltd.	$21,255
2,400	Bridgestone Corp.	39,966
3,100	Canon Marketing Japan, Inc.	48,423
3,100	Chofu Seisakusho Co. Ltd.	70,892
3,350	Daiei, Inc. (The)*	15,518
2,000	Denso Corp.	58,320
600	Fast Retailing Co. Ltd.	90,847
7,000	Fuji Heavy Industries Ltd.*	39,146
4,600	Honda Motor Co. Ltd.	155,529
15,000	Isuzu Motors Ltd.	47,687
10,000	Mazda Motor Corp.	29,507
20,000	Mitsubishi Motors Corp.*	27,367
240	Nippon Television Network Corp.	35,840
15,500	Nissan Motor Co. Ltd.*	134,760
11,100	Panasonic Corp.	162,539
5,000	Sanyo Electric Co. Ltd.*	7,935
7,000	Sharp Corp.	90,592
4,414	Sony Corp.	151,010
2,600	Suzuki Motor Corp.	54,608
500	Toyota Industries Corp.	14,578
11,200	Toyota Motor Corp.	432,400
380	Yamada Denki Co. Ltd.	29,690
		1,758,409
	Consumer Staples—6.3%
5,300	Aeon Co. Ltd.	60,635
14,000	Ajinomoto Co., Inc.	131,387
19	Japan Tobacco, Inc.	65,791
3,400	Kao Corp.	82,832
3,000	Kirin Holdings Co. Ltd.	42,946
2,500	Seven & I Holdings Co. Ltd.	63,877

Number of Shares		Value
	Common Stocks (Continued)
4,900	UNY Co. Ltd.	$44,413
		491,881
	Energy—2.2%
17,000	Cosmo Oil Co. Ltd.	45,789
22,900	JX Holdings, Inc.*	127,642
		173,431
	Financials—15.3%
4,250	Aiful Corp.*	6,216
8,000	Bank of Yokohama Ltd. (The)	41,562
10,000	Chuo Mitsui Trust Holdings, Inc.	38,124
900	Credit Saison Co. Ltd.	13,152
7,000	Daiwa House Industry Co. Ltd.	75,258
9,000	Daiwa Securities Group, Inc.	46,514
2,000	Hitachi Capital Corp.	30,174
5,000	Mitsubishi Estate Co. Ltd.	90,066
43,185	Mitsubishi UFJ Financial Group, Inc.	224,859
3,000	Mitsui Fudosan Co. Ltd.	55,513
48,034	Mizuho Financial Group, Inc.	92,417
500	MS&AD Insurance Group Holdings	14,360
9,600	Nomura Holdings, Inc.	66,303
490	ORIX Corp.	44,750
2,450	Promise Co. Ltd.	23,430
2,000	Resona Holdings, Inc.	24,408
5,000	Sumitomo Mitsui Financial Group, Inc.	165,227
5,000	Sumitomo Trust & Banking Co. Ltd. (The)	30,214
1,650	T&D Holdings, Inc.	43,068
2,000	Tokio Marine Holdings, Inc.	59,494
1,000	Tokyu Land Corp.	4,271
		1,189,380

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—2.3%
500	Alfresa Holdings Corp.	$25,071
500	Astellas Pharma, Inc.	17,493
1,600	Daiichi Sankyo Co. Ltd.	27,783
500	Eisai Co. Ltd.	17,076
500	Suzuken Co. Ltd.	19,106
1,700	Takeda Pharmaceutical Co. Ltd.	72,932
		179,461
	Industrials—19.4%
10,000	Asahi Glass Co. Ltd.	118,072
5	Central Japan Railway Co.	40,682
1,400	East Japan Railway Co.	93,577
5,000	Hankyu Hanshin Holdings, Inc.	23,275
10,000	ITOCHU Corp.	86,568
1,500	JS Group Corp.	29,394
3,900	JTEKT Corp.	44,777
9,000	Kajima Corp.	22,850
11,000	Kintetsu Corp.	34,760
3,900	Komatsu Ltd.	78,551
5,000	Kubota Corp.	43,881
7,000	Marubeni Corp.	41,270
5,700	Mitsubishi Corp.	134,913
9,000	Mitsubishi Electric Corp.	80,148
12,000	Mitsubishi Heavy Industries Ltd.	48,298
5,900	Mitsui & Co. Ltd.	88,601
10,000	Mitsui OSK Lines Ltd.	74,702
22,000	Nagoya Railroad Co. Ltd.	61,290
14,000	Nippon Express Co. Ltd.	65,906
37,425	Sojitz Corp.	67,437
4,800	Sumitomo Corp.	57,755
5,800	Sumitomo Electric Industries Ltd.	71,318
7,000	Toppan Printing Co. Ltd.	63,785
2,600	Toyota Tsusho Corp.	38,745
		1,510,555
	Information Technology—10.9%
4,200	Canon, Inc.	191,968
400	Elpida Memory, Inc.*	8,514
1,900	FUJIFILM Holdings Corp.	65,064
11,000	Fujitsu Ltd.	77,290
40,000	Hitachi Ltd.*	175,665
700	Kyocera Corp.	70,228
500	Murata Manufacturing Co. Ltd.	29,566
27,000	NEC Corp.	88,827
1,400	OMRON Corp.	32,523
1,700	Seiko Epson Corp.	30,092
14,000	Toshiba Corp.*	80,639
		850,376
	Materials—9.3%
14,000	Asahi Kasei Corp.	78,640
5,000	Hitachi Metals Ltd.	53,608

Number of Shares		Value
	Common Stocks (Continued)
2,100	JFE Holdings, Inc.	$74,830
1,300	JSR Corp.	26,298
19,000	Kobe Steel Ltd.	42,372
14,500	Mitsubishi Chemical Holdings Corp.	77,327
11,000	Mitsui Chemicals, Inc.	36,103
1,000	Nippon Paper Group, Inc.	28,062
17,000	Nippon Steel Corp.	60,266
11,000	OJI Paper Co. Ltd.	51,779
500	Shin-Etsu Chemical Co. Ltd.	28,800
14,000	Sumitomo Chemical Co. Ltd.	66,102
10,000	Sumitomo Metal Industries Ltd.	27,122
9,000	Teijin Ltd.	28,695
2,800	Toyo Seikan Kaisha Ltd.	48,137
		728,141
	Telecommunication Services—4.8%
19	KDDI Corp.	91,536
3,400	Nippon Telegraph & Telephone Corp.	138,282
71	NTT DoCoMo, Inc.	110,373
1,500	SoftBank Corp.	33,520
		373,711
	Utilities—6.7%
2,600	Chubu Electric Power Co., Inc.	60,359
6,100	Chugoku Electric Power Co., Inc. (The)	116,438
500	Electric Power Development Co. Ltd.	15,397
2,800	Kansai Electric Power Co., Inc. (The)	62,252
2,100	Kyushu Electric Power Co., Inc.	42,451
15,000	Osaka Gas Co. Ltd.	52,156
5,000	Toho Gas Co. Ltd.	25,281
1,600	Tohoku Electric Power Co., Inc.	32,602
3,800	Tokyo Electric Power Co., Inc. (The)	95,290
5,000	Tokyo Gas Co. Ltd.	21,231
		523,457
	Total Investments (Cost $7,598,318)—99.8%	7,778,802
	Other assets less liabilities—0.2%	13,700
	Net Assets—100.0%	$7,792,502

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Agriculture Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Agricultural Chemicals	46.7
Agricultural Operations	27.5
Chemicals-Diversified	12.5
Food-Miscellaneous/Diversified	5.2
Sugar	3.1
Investment Companies	2.1
Consumer Products-Miscellaneous	1.1
Transportation-Services	1.1
Food-Wholesale/Distribution	0.4
Alternative Waste Technologies	0.3
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Global Agriculture Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—2.3%
352,898	Incitec Pivot Ltd.	$1,049,619
57,777	Nufarm Ltd.	408,055
		1,457,674
	Brazil—3.1%
87,600	Cosan SA Industria e Comercio*	1,105,913
93,300	Fertilizantes Fosfatados SA*	866,290
		1,972,203
	Canada—12.8%
34,691	Agrium, Inc.	2,172,190
48,107	Potash Corp. of Saskatchewan, Inc.	5,330,551
82,048	Viterra, Inc.*	696,661
		8,199,402
	Chile—3.3%
58,114	Sociedad Quimica y Minera de Chile SA, Class B	2,115,170
	China—1.0%
1,018,000	China Bluechemical Ltd., H-Shares	629,425
	Denmark—1.2%
10,531	Danisco A/S	759,473
	Germany—5.1%
42,261	K+S AG	2,427,093
41,809	Suedzucker AG	848,819
		3,275,912
	Hong Kong—4.2%
670,960	Chaoda Modern Agriculture Holdings Ltd.	767,128
852,000	China Agri-Industries Holdings Ltd.	1,116,265

Number of Shares		Value
	Common Stocks (Continued)
1,548,000	Sinofert Holdings Ltd.	$829,150
		2,712,543
	Indonesia—1.3%
347,500	Astra Agro Lestari Tbk PT	843,800
	Israel—6.8%
216,888	Israel Chemicals Ltd.	2,603,891
1,700	Israel Corp. Ltd. (The)*	1,343,552
96,009	Makhteshim-Agan Industries Ltd.	404,207
		4,351,650
	Malaysia—8.4%
1,477,600	IOI Corp. Bhd	2,508,004
235,700	Kuala Lumpur Kepong Bhd	1,215,873
70,400	Kulim Malaysia Bhd	162,768
261,800	PPB Group Bhd	1,456,759
		5,343,404
	Netherlands—0.8%
7,754	Nutreco Holding NV	484,487
	Norway—3.5%
64,103	Yara International ASA	2,222,039
	Singapore—10.8%
2,679,760	Golden Agri-Resources Ltd.*	1,131,870
1,142,000	Wilmar International Ltd.	5,733,408
		6,865,278
	Switzerland—7.8%
19,747	Syngenta AG*	4,994,705

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Taiwan—1.1%
216,000	Taiwan Fertilizer Co. Ltd.	$687,328
	United States—26.5%
89,913	Archer-Daniels-Midland Co.	2,512,169
29,605	Bunge Ltd.	1,567,585
15,303	CF Industries Holdings, Inc.	1,280,402
16,528	Corn Products International, Inc.	595,008
18,156	Darling International, Inc.*	172,301
14,043	Fresh Del Monte Produce, Inc.*	293,077
16,567	Intrepid Potash, Inc.*	435,049
74,731	Monsanto Co.	4,712,537
90,422	Mosaic Co. (The)	4,624,181
14,636	Scotts Miracle-Gro Co. (The), Class A	709,114
		16,901,423
	Total Common Stocks (Cost $62,432,903)	63,815,916
	Rights—0.0%
	Australia—0.0%
9,660	Nufarm Ltd., expiring 05/14/10* (Cost $0)	16,995
	Money Market Fund—0.0%
20,912	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,912)	20,912
	Total Investments (Cost $62,453,815)—100.0%	63,853,823
	Liabilities in excess of other assets—0.0%	(6,503)
	Net Assets—100.0%	$63,847,320

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Biotech Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Medical-Biomedical/Genetics	82.5
Medical-Drugs	10.0
Therapeutics	5.0
Drug Delivery Systems	1.0
Diagnostic Equipment	1.0
Agricultural Operations	0.5
Other	(0.0)

Schedule of Investments

PowerShares Global Biotech Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—7.6%
9,422	CSL Ltd.	$283,231
	Austria—1.0%
1,414	Intercell AG*	37,456
	Denmark—0.4%
1,337	Genmab A/S*	14,621
	France—0.6%
2,148	NicOx SA*	22,007
	Netherlands—1.4%
2,419	Crucell NV*	50,576
	Spain—3.0%
6,342	Grifols SA	80,182
6,614	Zeltia SA*	33,099
		113,281
	Switzerland—3.7%
2,843	Actelion Ltd.*	115,107
285	Basilea Pharmaceutica AG*	20,788
		135,895
	United Kingdom—0.5%
1,776	Genus PLC	19,875
	United States—81.8%
1,135	Acorda Therapeutics, Inc.*	43,981
2,636	Alexion Pharmaceuticals, Inc.*	144,664
2,821	Alkermes, Inc.*	36,955
1,245	Alnylam Pharmaceuticals, Inc.*	21,115
5,125	Amgen, Inc.*	293,970
4,219	Amylin Pharmaceuticals, Inc.*	87,080
2,637	Biogen Idec, Inc.*	140,420
2,998	BioMarin Pharmaceutical, Inc.*	70,063
2,439	Celera Corp.*	18,219

Number of Shares		Value
	Common Stocks (Continued)
4,875	Celgene Corp.*	$302,006
16,661	Cell Therapeutics, Inc.*	10,288
2,113	Cephalon, Inc.*	135,655
1,744	Cepheid, Inc.*	34,863
1,725	Cubist Pharmaceuticals, Inc.*	38,675
3,966	Dendreon Corp.*	215,037
5,073	Genzyme Corp.*	270,087
2,803	Geron Corp.*	16,341
6,094	Gilead Sciences, Inc.*	241,749
2,762	Halozyme Therapeutics, Inc.*	23,532
5,154	Human Genome Sciences, Inc.*	142,714
3,528	Incyte Corp.*	47,346
2,928	Isis Pharmaceuticals, Inc.*	31,476
989	Martek Biosciences Corp.*	21,788
1,030	Medivation, Inc.*	11,495
2,864	Myriad Genetics, Inc.*	68,765
1,850	Onyx Pharmaceuticals, Inc.*	53,409
1,728	OSI Pharmaceuticals, Inc.*	101,382
3,562	PDL BioPharma, Inc.	20,731
2,396	Regeneron Pharmaceuticals, Inc.*	61,170
1,983	Savient Pharmaceuticals, Inc.*	28,753
2,992	Seattle Genetics, Inc.*	37,699
1,892	Theravance, Inc.*	31,729
1,603	United Therapeutics Corp.*	91,195
3,572	Vertex Pharmaceuticals, Inc.*	138,486
		3,032,838
	Total Investments (Cost $3,651,402)—100.0%	3,709,780
	Liabilities in excess of other assets—0.0%	(285)
	Net Assets—100.0%	$3,709,495

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Energy-Alternate Sources	25.5
Power Conversion/Supply Equipment	16.0
Electronic Components-Semiconductors	12.3
Batteries/Battery Systems	4.8
Electric-Integrated	3.5
Building & Construction Products-Miscellaneous	3.4
Machinery-Electrical	3.0
Diversified Manufacturing Operations	2.3
Sugar	2.3
Superconductor Products & Systems	2.1
Auto/Truck Parts & Equipment-Original	2.1
Engineering/R&D Services	2.0
Medical-Biomedical/Genetics	1.9
Independent Power Producer	1.9
Electric-Generation	1.9
Building-Heavy Construct	1.8
Electronic Measuring Instruments	1.6
Electric Products-Miscellaneous	1.4
Machinery Tools & Related Products	1.4
Semiconductor Components-Integrated Circuits	1.3
Semiconductor Equipment	1.3
Auto-Cars/Light Trucks	1.2
Chemicals-Specialty	1.1
Lighting Products & Systems	0.9
Computers-Integrated Systems	0.8
Chemicals-Fibers	0.6
Non-Ferrous Metals	0.4
Electric-Distribution	0.4
Filtration/Separation Products	0.4
Instruments-Scientific	0.4
Other	0.0

Schedule of Investments

PowerShares Global Clean Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—1.6%
3,226,589	Infigen Energy	$2,921,602
	Austria—1.6%
80,766	Verbund—Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,000,554
	Belgium—2.3%
2,820,895	Hansen Transmissions International NV*	4,326,440

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Bermuda—1.9%
32,270,000	China WindPower Group Ltd.*	$3,517,401
	Brazil—2.8%
1,471,700	Brasil Ecodiesel Industria E Comercio de Biocombustiveis E Oleos Vegetais SA*	994,880
269,600	Cosan SA Industria e Comercio*	3,403,588
102,000	Sao Martinho SA	922,317
		5,320,785
	Canada—0.4%
141,779	5N Plus, Inc.*	769,891

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—3.3%
10,959,000	GCL Poly Energy Holdings Ltd.	$2,430,843
1,095,000	Neo-Neon Holdings Ltd.	752,853
116,703	Trina Solar Ltd. ADR*	3,019,106
		6,202,802
	China—9.9%
260,200	BYD Co. Ltd., H-Shares	2,310,362
1,757,000	China High Speed Transmission Equipment Group Co. Ltd.	4,164,021
3,182,000	China Longyuan Power Group Corp., H-Shares*	3,385,281
542,878	JA Solar Holdings Co. Ltd. ADR*	3,316,984
188,896	Suntech Power Holdings Co. Ltd. ADR*	2,568,986
211,638	Yingli Green Energy Holding Co. Ltd. ADR*	2,672,988
		18,418,622
	Denmark—5.5%
30,083	Novozymes A/S, Class B	3,612,152
25,772	Rockwool International A/S, Class B	2,447,241
70,237	Vestas Wind Systems A/S*	4,280,026
		10,339,419
	Finland—1.7%
126,080	Fortum Oyj	3,253,404
	France—4.9%
80,861	EDF Energies Nouvelles SA	3,644,544
62,074	Saft Groupe SA	2,251,800
102,705	Sechilienne-Sidec	3,305,312
		9,201,656
	Germany—8.0%
57,298	Centrotherm Photovoltaics AG*	2,362,812
312,258	Nordex SE*	3,232,584
17,168	Phoenix Solar AG	634,938
244,437	Q-Cells SE*	2,246,074
21,027	Roth & Rau AG*	687,439
20,892	SMA Solar Technology AG	2,529,631
25,451	Solar Millennium AG*	698,376
174,161	Solarworld AG	2,514,272
		14,906,126
	Ireland—1.6%
318,055	Kingspan Group PLC*	2,971,009
	Japan—6.1%
379,000	GS Yuasa Corp.	2,698,240
418	Japan Wind Development Co. Ltd.*	1,058,141
607,000	Meidensha Corp.	2,773,443
30,100	NPC, Inc.	595,980
1,609,000	Sanyo Electric Co. Ltd.*	2,553,482
394,000	Takuma Co. Ltd.*	965,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
43,100	Tanaka Chemical Corp.	$770,249
		11,415,215
	New Zealand—1.8%
720,358	Contact Energy Ltd.*	3,277,344
	Norway—1.1%
592,659	Renewable Energy Corp. ASA*	2,011,560
	Philippines—1.9%
29,057,250	Energy Development Corp.	3,484,598
	Spain—9.2%
113,289	Abengoa SA	2,751,509
34,256	Acciona SA	3,390,884
494,827	EDP Renovaveis SA*	3,513,007
274,572	Gamesa Corp. Tecnologica SA	3,369,350
911,457	Iberdrola Renovables SA	3,528,777
230,813	Solaria Energia y Medio Ambiente SA*	601,310
		17,154,837
	Switzerland—2.0%
2,159	Gurit Holding AG	1,193,659
103,727	Meyer Burger Technology AG*	2,537,573
		3,731,232
	Taiwan—2.1%
799,000	Epistar Corp.	2,556,564
296,842	Green Energy Technology, Inc.	693,775
330,000	Neo Solar Power Corp.	709,049
		3,959,388
	United Kingdom—0.8%
339,791	eaga PLC	691,632
991,161	PV Crystalox Solar PLC	741,776
		1,433,408
	United States—29.3%
167,608	A123 Systems, Inc.*	2,088,396
189,725	Advanced Battery Technologies, Inc.*	658,346
137,435	American Superconductor Corp.*	4,010,353
73,009	Baldor Electric Co.	2,804,276
241,003	Broadwind Energy, Inc.*	954,372
909,853	Capstone Turbine Corp.*	1,110,021
199,242	Covanta Holding Corp.*	3,482,750
38,129	Cree, Inc.*	2,791,424
82,950	Echelon Corp.*	783,878
162,683	Ener1, Inc.*	676,761
103,016	Energy Conversion Devices, Inc.*	733,474
25,773	EnerNOC, Inc.*	749,479
23,062	First Solar, Inc.*	3,310,550
39,249	Fuel Systems Solutions, Inc.*	1,235,166
415,573	FuelCell Energy, Inc.*	1,142,826
505,695	GT Solar International, Inc.*	2,948,202

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
120,868	International Rectifier Corp.*	$2,782,381
36,776	Itron, Inc.*	2,927,737
80,700	Johnson Controls, Inc.	2,710,713
55,100	Maxwell Technologies, Inc.*	795,093
176,389	MEMC Electronic Materials, Inc.*	2,287,765
112,340	Ormat Technologies, Inc.	3,579,152
42,273	Polypore International, Inc.*	748,655
63,809	Power Integrations, Inc.	2,455,370
193,201	Power-One, Inc.*	1,518,560
37,391	Rubicon Technology, Inc.*	1,014,792
143,402	SunPower Corp., Class A*	2,373,303
64,238	Universal Display Corp.*	857,577
112,204	Zoltek Cos., Inc.*	1,104,087
		54,635,459
	Total Common Stocks and Other Equity Interests (Cost $194,229,797)	186,252,752
	Rights—0.2%
	Norway—0.2%
296,329	Renewable Energy Corp. ASA, expiring 05/20/10* (Cost $1,037,976)	410,488
	Total Investments (Cost $195,267,773)—100.0%	186,663,240
	Other assets less liabilities—0.0%	33,810
	Net Assets—100.0%	$186,697,050

Investment Abbreviations:

ADR American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Coal Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Coal	81.2
Mining	18.6
Other	0.2
Money Market Fund	0.0

Schedule of Investments

PowerShares Global Coal Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—18.3%
42,702	Aquila Resources Ltd.*	$400,683
49,186	Centennial Coal Co. Ltd.	192,563
8,404	Coal & Allied Industries Ltd.	761,560
25,262	Energy Resources of Australia Ltd.	367,442
31,136	Extract Resources Ltd.*	209,864
20,873	Felix Resources Ltd.*	3,886
107,034	New Hope Corp. Ltd.	489,097
93,881	Paladin Energy Ltd.*	343,927
24,814	Riversdale Mining Ltd.*	209,516
		2,978,538
	Bermuda—2.3%
808,000	Mongolia Energy Co. Ltd.*	371,332
	Canada—7.6%
43,498	Cameco Corp.	1,075,371
62,639	Uranium One, Inc.*	158,940
		1,234,311
	China—21.2%
373,000	China Coal Energy Co., H-Shares	562,870
276,500	China Shenhua Energy Co. Ltd., H-Shares	1,186,517
177,100	Inner Mongolia Yitai Coal Co., Class B	975,003
260,000	Yanzhou Coal Mining Co. Ltd., H-Shares	723,245
		3,447,635
	Indonesia—16.2%
3,032,500	Adaro Energy TBK PT	726,890
2,466,000	Bumi Resources Tbk PT	632,875
150,000	Indo Tambangraya Megah PT	642,093
305,000	Tambang Batubara Bukit Asam Tbk PT	620,806
		2,622,664
	Singapore—1.4%
149,000	Straits Asia Resources Ltd.	218,296
	Thailand—4.3%
35,800	Banpu PCL	701,241

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—28.5%
4,859	Alliance Resource Partners LP	$235,467
12,925	Alpha Natural Resources, Inc.*	608,509
21,532	Arch Coal, Inc.	581,364
26,521	CONSOL Energy, Inc.	1,184,958
13,307	Massey Energy Co.	487,436
11,973	Patriot Coal Corp.*	235,748
25,872	Peabody Energy Corp.	1,208,740
14,998	USEC, Inc.*	89,988
		4,632,210
	Total Common Stocks and Other Equity Interests (Cost $12,209,222)	16,206,227
	Money Market Fund—0.0%
6,421	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,421)	6,421
	Total Investments (Cost $12,215,643)—99.8%	16,212,648
	Other assets less liabilities—0.2%	25,517
	Net Assets—100.0%	$16,238,165

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Gold Mining	68.2
Platinum	19.3
Silver Mining	8.7
Non-Ferrous Metals	2.9
Precious Metals	0.7
Diamonds/Precious Stones	0.2
Other	(0.0)

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—6.9%
14,344	Kingsgate Consolidated Ltd.	$113,238
351,617	Lihir Gold Ltd.	1,250,011
53,051	Newcrest Mining Ltd.	1,610,986
		2,974,235
	Bermuda—1.0%
68,977	Aquarius Platinum Ltd.	453,407
	Canada—44.0%
23,360	Agnico-Eagle Mines Ltd.	1,485,990
16,239	Alamos Gold, Inc.	241,938
23,721	Aurizon Mines Ltd.*	135,602
79,378	Barrick Gold Corp.	3,471,832
80,139	Eldorado Gold Corp.*	1,234,308
16,728	Franco-Nevada Corp.	483,582
20,457	Gammon Gold, Inc.*	152,693
79,039	Goldcorp, Inc.	3,426,571
38,337	Golden Star Resources Ltd.*	174,491
54,911	IAMGOLD Corp.	985,617
12,358	Jaguar Mining, Inc.*	138,118
82,520	Kinross Gold Corp.	1,580,578
9,813	Minefinders Corp.*	98,726
57,987	New Gold, Inc.*	340,645
43,300	Northgate Minerals Corp.*	141,077
27,565	Novagold Resources, Inc.*	244,665
50,055	Osisko Mining Corp.*	531,264
15,855	Pan American Silver Corp.	422,184
34,503	Red Back Mining, Inc.*	908,861
37,400	Semafo, Inc.*	239,277
11,704	Silver Standard Resources, Inc.*	241,164
50,922	Silver Wheaton Corp.*	1,003,508
24,230	Silvercorp Metals, Inc.	199,275

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
109,412	Yamana Gold, Inc.	$1,197,985
		19,079,951
	China—2.0%
217,500	Zhaojin Mining Industry Co. Ltd., H-Shares	418,237
598,000	Zijin Mining Group Co. Ltd., H-Shares	466,032
		884,269
	Jersey Islands—2.6%
13,427	Randgold Resources Ltd.	1,138,189
	Mexico—2.9%
59,305	Industrias Penoles SAB de CV	1,266,182
	Russia—1.4%
59,590	Polymetal GDR*	625,695
	South Africa—25.0%
36,273	Anglo Platinum Ltd.*	3,951,499
41,198	AngloGold Ashanti Ltd.	1,730,496
105,090	Gold Fields Ltd.	1,409,174
63,552	Harmony Gold Mining Co. Ltd.	621,865
88,911	Impala Platinum Holdings Ltd.	2,516,512
32,074	Mvelaphanda Resources Ltd.*	222,582
53,696	Northam Platinum Ltd.	379,996
		10,832,124
	United Kingdom—5.1%
107,005	Fresnillo PLC	1,302,965
20,630	Gem Diamonds Ltd.*	91,261
28,810	Lonmin PLC*	832,667
		2,226,893

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Gold and Precious Metals Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—9.1%
11,199	Coeur d'Alene Mines Corp.*	$200,686
60,425	Newmont Mining Corp.	3,388,634
6,816	Royal Gold, Inc.	348,843
		3,938,163
	Total Investments (Cost $35,957,868)—100.0%	43,419,108
	Liabilities in excess of other assets—(0.0%)	(13,342)
	Net Assets—100.0%	$43,405,766

Investment Abbreviations:

GDR Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Nuclear Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Electric-Integrated	23.6
Engineering/R&D Services	13.2
Non-Ferrous Metals	13.2
Energy-Alternate Sources	7.7
Electric Products-Miscellaneous	7.5
Diversified Manufacturing Operations	6.9
Electronic Components-Miscellaneous	5.7
Machinery-General Industrial	3.6
Metal-Copper	3.3
Instruments-Scientific	3.2
Consulting Services	2.8
Auto/Truck Parts & Equipment-Original	2.4
Machinery-Pumps	1.8
Machinery-Material Handling	1.0
Wire & Cable Products	0.8
Building-Heavy Construction	0.6
Transportation-Marine	0.6
Electronic Measuring Instruments	0.5
Chemicals-Specialty	0.4
Semiconductor Equipment	0.3
Environmental Monitoring and Detection	0.2
Protection-Safety	0.2
Research and Development	0.2
Metal Processors & Fabricators	0.2
Commercial Services	0.1
Other	0.0

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—5.2%
49,314	Energy Resources of Australia Ltd.	$717,284
332,274	Paladin Energy Ltd.*	1,217,265
11,882	Silex Systems Ltd.*	65,333
		1,999,882
	Canada—10.1%
40,297	Cameco Corp.	996,235
277,881	Denison Mines Corp.*	444,456
320,370	Equinox Minerals Ltd.*	1,271,548
221,904	Mega Uranium Ltd.*	122,690
24,982	U308 Corp.*	10,113
416,847	Uranium One, Inc.*	1,057,705
		3,902,747

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—9.7%
5,940	Areva SA CI	$2,933,935
15,583	Electricite de France	834,023
		3,767,958
	Germany—4.9%
30,299	E.ON AG	1,115,848
7,782	RWE AG	639,267
5,075	SGL Carbon SE*	165,182
		1,920,297
	India—1.9%
20,478	Larsen & Toubro Ltd. GDR	744,493

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Nuclear Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—23.1%
267,000	Hitachi Ltd.*	$1,172,562
3,100	Hokkaido Electric Power Co., Inc.	60,105
3,500	Hokuriku Electric Power Co.	72,370
35,000	Japan Steel Works Ltd. (The)	383,044
38,000	JGC Corp.	655,632
27,000	Kansai Electric Power Co., Inc. (The)	600,286
15,200	Kyushu Electric Power Co., Inc.	307,264
183,000	Mitsubishi Heavy Industries Ltd.	736,550
5,000	Shikoku Electric Power Co., Inc.	133,900
75,700	Sumitomo Electric Industries Ltd.	930,817
3,000	Taihei Dengyo Kaisha Ltd.	27,337
28,100	Tokyo Electric Power Co., Inc. (The)	704,646
388,000	Toshiba Corp.*	2,234,858
4,000	Toshiba Plant Systems & Services Corp.	48,460
196,000	Toyo Engineering Corp.	715,527
23,300	Yokogawa Electric Corp.	198,984
		8,982,342
	Netherlands—0.6%
10,632	Chicago Bridge & Iron Co. NV*	249,214
	South Korea—4.2%
9,029	Doosan Heavy Industries and Construction Co. Ltd.	662,200
8,850	Korea Electric Power Corp.*	268,482
9,357	Korea Power Engineering Co., Inc.	687,202
		1,617,884
	Switzerland—0.1%
308	BKW FMB Energie AG	20,487
	United Kingdom—1.3%
52,601	Serco Group PLC	505,056
	United States—38.9%
11,560	AMETEK, Inc.	499,970
4,988	Belden, Inc.	136,970
1,815	CIRCOR International, Inc.	62,545
11,493	Constellation Energy Group, Inc.	406,278
38,129	Duke Energy Corp.	639,805
23,576	Emerson Electric Co.	1,231,374
3,974	Entergy Corp.	323,046
43,702	Exelon Corp.	1,904,970
5,204	Federal Signal Corp.	41,944
10,371	FirstEnergy Corp.	392,750
5,983	Flowserve Corp.	685,532
15,406	Fluor Corp.	814,053
6,140	FPL Group, Inc.	319,587
5,556	General Cable Corp.*	158,735
57,162	General Electric Co.	1,078,075
5,752	Kirby Corp.*	242,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,003	Landauer, Inc.	$68,354
9,011	Lightbridge Corp.*	63,528
24,658	McDermott International, Inc.*	675,876
3,227	Mine Safety Appliances Co.	94,841
5,290	MKS Instruments, Inc.*	119,977
17,226	Parker Hannifin Corp.	1,191,695
11,103	Progress Energy, Inc.	443,232
32,658	SAIC, Inc.*	568,576
20,163	Shaw Group, Inc. (The)*	771,840
5,337	SPX Corp.	372,950
2,023	Team, Inc.*	35,200
22,235	Thermo Fisher Scientific, Inc.*	1,229,151
92,097	USEC, Inc.*	552,582
		15,125,480
	Total Investments (Cost $40,107,708)—100.0%	38,835,840
	Other assets less liabilities—0.0%	752
	Net Assets—100.0%	$38,836,592

Investment Abbreviations:

GDR Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Progressive Transportation Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Transportation-Rail	12.8
Transportation-Marine	10.9
Auto/Truck Parts & Equipment-Original	9.6
Transportation-Services	8.6
Batteries/Battery Systems	7.8
Machinery-General Industrial	7.3
Bicycle Manufacturing	5.5
Auto-Cars/Light Trucks	5.5
Petrochemicals	3.5
Chemicals-Specialty	3.0
Steel-Producers	2.8
Motorcycle/Motor Scooter	2.7
Computers-Integrated Systems	2.7
Power Conversion/Supply Equipment	2.6
Computer Services	2.6
Chemicals-Diversified	2.5
Energy-Alternate Sources	2.5
Oil Components-Integrated	2.5
Diversified Manufacturing Operations	2.2
Miscellaneous Manufacturing	2.2
Other	0.2

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Canada—8.4%
24,037	Bombardier, Inc., Class B	$125,780
2,457	Canadian National Railway Co.	146,904
10,366	Westport Innovations, Inc.*	196,954
		469,638
	Chile—2.5%
3,934	Sociedad Quimica y Minera de Chile SA ADR	141,624
	China—5.5%
18,500	BYD Co. Ltd., H-Shares	164,265
100,000	Dongfeng Motor Group Co. Ltd., H-Shares	142,027
		306,292
	Denmark—2.8%
19	A P Moller—Maersk A/S, Class B	159,317
	France—6.9%
2,018	Alstom SA	118,249
1,570	Faiveley Transport	125,408

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,922	Saft Groupe SA	$142,275
		385,932
	Germany—3.0%
5,236	SGL Carbon SE*	170,422
	Hong Kong—2.6%
19,500	Orient Overseas International Ltd.*	148,309
	Italy—4.9%
6,701	Ansaldo STS SpA	122,537
48,775	Piaggio & C. SpA	152,213
		274,750
	Japan—4.9%
21,000	GS Yuasa Corp.	149,507
19,000	Kinki Sharyo Co. Ltd.	125,494
		275,001
	South Korea—3.5%
776	LG Chem Ltd.	196,232

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Progressive Transportation Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—2.6%
5,089	Telvent GIT SA	$147,072
	Switzerland—3.0%
1,583	Kuehne & Nagel International AG*	165,376
	Taiwan—8.1%
55,000	Chinese Maritime Transport Ltd.	143,519
51,400	Giant Manufacturing Co. Ltd.	155,309
100,750	Merida Industry Co. Ltd.	154,474
		453,302
	United Kingdom—8.1%
8,248	BG Group PLC	139,468
26,558	FirstGroup PLC	154,393
53,997	Stagecoach Group PLC	162,298
		456,159
	United States—33.0%
120,821	Capstone Turbine Corp.*	147,402
7,970	Clean Energy Fuels Corp.*	140,431
2,727	CSX Corp.	152,848
33,990	Ener1, Inc.*	141,398
5,155	Fuel Systems Solutions, Inc.*	162,228
10,374	Maxwell Technologies, Inc.*	149,697
2,516	Norfolk Southern Corp.	149,274
3,232	Overseas Shipholding Group, Inc.	161,794
3,243	Reliance Steel & Aluminum Co.	158,291
1,921	Union Pacific Corp.	145,343
5,377	WABCO Holdings, Inc.	178,463
3,393	Wabtec Corp.	161,439
		1,848,608
	Total Investments (Cost $4,865,282)—99.8%	5,598,034
	Other assets less liabilities—0.2%	8,417
	Net Assets—100.0%	$5,606,451

Investment Abbreviations:

ADR American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Steel Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Steel-Producers	83.5
Metal-Iron	10.1
Steel-Specialty	3.8
Metal Processors & Fabricators	1.6
Steel Pipe & Tube	0.8
Metal-Diversified	0.2
Other	(0.0)

Schedule of Investments

PowerShares Global Steel Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—6.8%
54,041	BlueScope Steel Ltd.*	$130,443
91,979	Fortescue Metals Group Ltd.*	385,079
32,056	Mount Gibson Iron Ltd.*	49,813
12,202	Murchison Metals Ltd.*	25,575
39,361	OneSteel Ltd.	127,353
5,947	Sims Metal Management Ltd.	112,462
		830,725
	Austria—1.5%
4,984	Voestalpine AG	185,138
	Brazil—11.3%
44,900	Cia Siderurgica Nacional SA*	843,132
14,800	Gerdau SA	184,535
14,000	MMX Mineracao e Metalicos SA*	103,943
7,500	Usinas Siderurgicas de Minas Gerais SA	239,246
		1,370,856
	Canada—0.9%
6,774	Consolidated Thompson Iron Mines Ltd.*	57,785
953	Labrador Iron Ore Royalty Income Fund	48,080
		105,865
	Chile—1.2%
4,454	CAP SA	144,011
	China—0.6%
32,000	Angang Steel Co. Ltd., H-Shares	49,361
52,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	27,278
		76,639
	Finland—1.7%
5,426	Outokumpu Oyj	113,959
4,181	Rautaruukki Oyj	87,553
		201,512

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—5.1%
1,784	Salzgitter AG	$144,775
14,722	ThyssenKrupp AG	478,070
		622,845
	Hong Kong—0.4%
242,000	Shougang Concord International Enterprises Co. Ltd.	43,729
	Japan—19.9%
13,000	Daido Steel Co. Ltd.	55,216
11,000	Hitachi Metals Ltd.	117,938
18,300	JFE Holdings, Inc.	652,092
93,000	Kobe Steel Ltd.	207,402
2,800	Maruichi Steel Tube Ltd.	53,761
202,000	Nippon Steel Corp.	716,096
3,500	Nippon Yakin Kogyo Co. Ltd.*	12,945
30,000	Nisshin Steel Co. Ltd.	63,387
143,000	Sumitomo Metal Industries Ltd.	387,850
4,600	Tokyo Steel Manufacturing Co. Ltd.	61,593
2,100	Yamato Kogyo Co. Ltd.	66,695
5,000	Yodogawa Steel Works Ltd.	22,039
		2,417,014
	Luxembourg—13.5%
24,475	ArcelorMittal	951,161
13,039	Evraz Group SA GDR*	470,236
5,951	Ternium SA ADR*	219,830
		1,641,227
	Russia—2.6%
12,395	Mechel ADR	318,552
	South Africa—4.9%
13,233	ArcelorMittal South Africa Ltd.*	151,715
9,513	Kumba Iron Ore Ltd.	450,767
		602,482

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Korea—9.9%
1,830	Dongkuk Steel Mill Co. Ltd.	$38,260
2,380	Hyundai Hysco	40,595
2,520	Hyundai Steel Co.	205,504
2,045	POSCO	917,046
		1,201,405
	Spain—1.2%
7,401	Acerinox SA	147,138
	Sweden—1.0%
7,177	SSAB AB, Class A	125,576
	Taiwan—3.9%
389,214	China Steel Corp.	414,160
17,000	Feng Hsin Iron & Steel Co.	28,272
28,495	Tung Ho Steel Enterprise Corp.	30,716
		473,148
	Turkey—1.2%
47,698	Eregli Demir ve Celik Fabrikalari TAS*	149,859
	United States—12.4%
3,260	AK Steel Holding Corp.	54,605
2,923	Allegheny Technologies, Inc.	156,293
1,312	Carpenter Technology Corp.	51,522
3,888	Cliffs Natural Resources, Inc.	243,117
3,357	Commercial Metals Co.	49,952
9,374	Nucor Corp.	424,830
2,191	Reliance Steel & Aluminum Co.	106,943
830	Schnitzer Steel Industries, Inc., Class A	44,820
6,427	Steel Dynamics, Inc.	100,968
4,256	United States Steel Corp.	232,633
2,357	Worthington Industries, Inc.	37,641
		1,503,324
	Total Investments (Cost $11,229,503)—100.0%	12,161,045
	Liabilities in excess of other assets—(0.0%)	(264)
	Net Assets—100.0%	$12,160,781

Investment Abbreviations:

ADR American Depositary Receipt

GDR Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Water Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Water	21.4
Water Treatment Systems	13.9
Diversified Manufacturing Operations	10.6
Electronic Measuring Instruments	8.5
Machinery-Pumps	5.9
Machinery-General Industrial	5.4
Oil-Field Services	5.2
Engineering/R&D Services	4.9
Steel Pipe & Tube	4.9
Consulting Services	4.9
Chemicals-Diversified	4.3
Building & Construction Products-Miscellaneous	3.7
Rubber/Plastic Products	2.9
Diversified Operations	1.8
Electric-Integrated	1.7
Other	(0.0)

Schedule of Investments

PowerShares Global Water Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—2.1%
362,600	Cia de Saneamento Basico do Estado de Sao Paulo	$7,026,783
	Canada—5.6%
263,506	GLV, Inc., Class A*	2,536,588
649,455	Stantec, Inc.*	16,575,418
		19,112,006
	Finland—7.3%
1,194,572	Kemira Oyj*	14,637,074
543,838	Uponor Oyj	9,935,017
		24,572,091
	France—9.0%
716,204	Suez Environnement Co.	15,501,459
472,459	Veolia Environnement	14,822,442
		30,323,901
	Germany—2.9%
15,413	KSB AG	9,733,571
	Hong Kong—1.8%
11,455,909	Guangdong Investment Ltd.	5,941,174
	Italy—1.7%
576,346	Acea SpA	5,860,267

Number of Shares		Value
	Common Stocks (Continued)
	Japan—11.6%
1,966,000	Ebara Corp.*	$10,119,974
462,600	Kurita Water Industries Ltd.	13,366,129
2,035,000	Organo Corp.	15,580,325
		39,066,428
	Malaysia—1.8%
7,443,800	Puncak Niaga Holding Bhd	6,230,057
	Netherlands—5.7%
774,565	Arcadis NV	16,727,136
1,215,533	Wavin NV*	2,421,865
		19,149,001
	Singapore—4.0%
5,398,000	Hyflux Ltd.	13,549,171
	Spain—1.8%
231,471	Sociedad General de Aguas de Barcelona SA, Class A	6,113,256
	Switzerland—3.0%
57,315	Geberit AG*	10,154,332
	United Kingdom—8.9%
3,424,837	Halma PLC	14,265,179
555,408	Severn Trent PLC	9,825,023
741,267	United Utilities Group PLC	6,068,370
		30,158,572

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Water Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States—32.8%
286,051	American Water Works Co., Inc.	$6,230,191
357,461	Aqua America, Inc.	6,552,260
171,544	Danaher Corp.	14,457,728
180,291	Itron, Inc.*	14,352,966
192,301	ITT Corp.	10,686,166
554,416	Nalco Holding Co.	13,710,708
292,318	Pentair, Inc.	10,570,219
722,671	Tetra Tech, Inc.*	17,597,039
200,199	Valmont Industries, Inc.	16,674,575
		110,831,852
	Total Investments (Cost $321,066,281)—100.0%	337,822,462
	Liabilities in excess of other assets—(0.0%)	(77,364)
	Net Assets—100.0%	$337,745,098

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Wind Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Energy-Alternate Sources	49.7
Electrical Components & Equipment	29.9
Miscellaneous Manufacturing	8.0
Electric	4.7
Chemicals	2.9
Building Materials	2.2
Engineering & Construction	1.1
Distribution/Wholesale	0.7
Gas	0.5
Machinery-Diversified	0.3
Other	0.0

Schedule of Investments

PowerShares Global Wind Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—3.2%
1,272,108	Infigen Energy	$1,151,864
	Belgium—4.4%
1,010,842	Hansen Transmissions International NV*	1,550,340
	Bermuda—4.0%
13,160,000	China WindPower Group Ltd.*	1,434,428
	China—8.7%
762,000	China High Speed Transmission Equipment Group Co. Ltd.	1,805,910
1,192,000	China Longyuan Power Group Corp., H-Shares*	1,268,151
		3,074,061
	Denmark—13.4%
87,741	Greentech Energy Systems A/S*	275,073
73,451	Vestas Wind Systems A/S*	4,475,878
		4,750,951
	France—9.0%
70,714	EDF Energies Nouvelles SA	3,187,202
	Germany—11.4%
15,201	E.ON AG	559,821
119,378	Nordex SE*	1,235,835
81,152	PNE Wind AG*	256,622
8,552	Repower Systems AG*	1,381,596
6,394	Siemens AG	629,763
		4,063,637

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—3.1%
198,176	Terna Energy SA*	$1,097,604
	Italy—1.1%
75,056	Enel SpA	392,680
	Japan—2.9%
266	Japan Wind Development Co. Ltd.*	673,362
25,000	Mitsubishi Heavy Industries Ltd.	100,622
728	Mitsui & Co. Ltd. ADR	238,959
		1,012,943
	Spain—23.3%
505	Acciona SA	49,988
451,235	EDP Renovaveis SA*	3,203,527
8,449	Endesa SA	240,256
116,873	Gamesa Corp. Tecnologica SA	1,434,181
865,704	Iberdrola Renovables SA	3,351,641
		8,279,593
	Switzerland—2.2%
18,542	ABB Ltd. ADR*	355,265
763	Gurit Holding AG	421,844
		777,109
	United Kingdom—2.2%
40,952	Centrica PLC	184,021
391,142	Clipper Windpower PLC*	528,811
12,151	International Power PLC	61,529
		774,361

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Wind Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—11.1%
5,327	AES Corp. (The)*	$61,473
52,072	American Superconductor Corp.*	1,519,461
194,471	Broadwind Energy, Inc.*	770,105
2,599	Edison International	89,328
3,297	FPL Group, Inc.	171,609
34,230	General Electric Co.	645,578
3,644	Xcel Energy, Inc.	79,257
62,742	Zoltek Cos., Inc.*	617,381
		3,954,192
	Total Investments (Cost $36,973,258)—100.0%	35,500,965
	Other assets less liabilities—0.0%	4,001
	Net Assets—100.0%	$35,504,966

Investment Abbreviations:

ADR American Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares MENA Frontier Countries Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Banks	35.7
Telecommunications	20.1
Real Estate	18.1
Diversified Financial Services	5.2
Engineering & Construction	5.2
Commercial Services	4.5
Holding Companies-Diversified	4.4
Airlines	2.7
Storage/Warehousing	0.9
Iron/Steel	0.8
Electrical Components & Equipment	0.8
Transportation	0.7
Chemicals	0.5
Building Materials	0.3
Other	0.1

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Egypt—19.2%
53,499	Commercial International Bank Egypt SAE	$716,660
6,146	Egyptian Co. For Mobile Services	216,029
73,411	Egyptian Financial Group-Hermes Holding SAE	472,600
133,268	Egyptian Kuwaiti Holding Co.	303,536
10,104	ElSwedy Cables Holding Co.	134,695
32,260	Ezz Steel*	136,235
14,499	Orascom Construction Industries	705,236
8	Orascom Telecom Holding SAE	10
68,396	Palm Hills Developments SAE*	78,849
105,093	Talaat Moustafa Group*	158,551
72,431	Telecom Egypt	238,451
		3,160,852
	Jordan—10.9%
110,730	Arab Bank PLC	1,791,673
	Kuwait—20.3%
66,000	Agility DGS*	142,328
75,000	Boubyan Bank KSC*	137,686
45,000	Boubyan Petrochemicals Co.	82,246
100,000	Gulf Bank KSC*	135,088
21,000	Kuwait Cement Co.	47,875
125,106	Kuwait Finance House	450,074
47,000	Kuwait Projects Co. Holding KSC	69,189
312,000	Mobile Telecommunications Co. KSC*	1,405,457
165,150	National Bank of Kuwait	709,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
117,500	National Industries Group Holding*	$151,941
		3,331,223
	Lebanon—2.9%
21,125	Solidere, S Shares GDR	476,492
	Morocco—20.7%
45,149	Banque Marocaine du Commerce Exterieur	1,369,301
38,885	Douja Promotion Groupe Addoha SA	546,797
58,590	Maroc Telecom	1,138,720
1,551	Societe Nationale d'investissement	345,504
		3,400,322
	Oman—4.1%
156,979	Bank Muscat SAOG	368,971
94,689	Oman Telecommunications Co.	313,077
		682,048
	United Arab Emirates—21.8%
1,744,152	Air Arabia	450,988
1,349,955	DP World Ltd.	731,531
809,158	Dubai Financial Market	389,930
288,264	Dubai Islamic Bank PJSC	178,284
1,625,681	Emaar Properties PJSC*	1,721,237
791,614	Gulf Navigation Holding	117,675
		3,589,645
	Total Common Stocks and Other Equity Interests (Cost $14,845,137)	16,432,255

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares MENA Frontier Countries Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bond—0.0%
	Oman—0.0%
$3,199	Bank Muscat SAOG (Cost $8,310)	7.00%	03/20/14	$8,226
	Total Investments (Cost $14,853,447)—99.9%			16,440,481
	Other assets less liabilities—0.1%			16,253
	Net Assets—100.0%			$16,456,734

Investment Abbreviations:

GDR Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Investments, at value	$34,231,655	$68,609,655	$41,092,274	$146,223,616	$45,734,573	$162,781,019
Cash	—	53,598	—	—	—	—
Foreign currency, at value	2,284	1,068	14,098	37,514	1,731	118,590
Receivables:
Shares sold	3,858,606	3,876,021	—	2,241,494	—	—
Foreign tax reclaims	58,061	—	70,662	5,640	—	108,539
Dividends and interest	52,019	127,270	134,491	194,054	49,901	472,982
Investments sold	—	27,486	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—	—
Total Assets	38,202,625	72,695,098	41,311,525	148,702,318	45,786,205	163,481,130
LIABILITES:
Due to custodian	29,451	—	56,684	26,585	2,867	327,072
Due to foreign custodian	—	—	—	—	—	—
Payables:
Investments purchased	3,879,139	3,882,620	—	2,093,361	—	39,999
Accrued unitary management fees	17,770	38,026	26,232	88,791	30,672	103,883
Accrued expenses	—	—	—	—	—	—
Total Liabilities	3,926,360	3,920,646	82,916	2,208,737	33,539	470,954
NET ASSETS	$34,276,265	$68,774,452	$41,228,609	$146,493,581	$45,752,666	$163,010,176
NET ASSETS CONSIST OF:
Shares of beneficial interest	$53,443,046	$83,563,071	$76,562,473	$122,263,342	$44,963,000	$168,282,030
Undistributed net investment income (loss)	(134,313)	(507,435)	(29,246)	(104,132)	(825,709)	147,931
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(23,624,814)	(18,021,087)	(37,879,088)	7,889,494	(3,239,603)	(19,949,063)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,592,346	3,739,903	2,574,470	16,444,877	4,854,978	14,529,278
Net Assets	$34,276,265	$68,774,452	$41,228,609	$146,493,581	$45,752,666	$163,010,176
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,000	4,450,000	2,500,000	3,300,000	950,000	4,400,000
Net asset value	$19.04	$15.45	$16.49	$44.39	$48.16	$37.05
Share price	$19.06	$15.49	$16.42	$44.55	$48.08	$36.97
Investments, at cost	$29,632,753	$64,870,744	$38,514,053	$129,778,895	$40,879,598	$148,248,589
Foreign cash, at cost	$2,280	$1,069	$14,145	$37,136	$1,735	$118,439

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
ASSETS:
Investments, at value	$45,911,601	$323,503,790	$15,245,123	$7,778,802	$63,853,823
Cash	—	18,738	—	—	—
Foreign currency, at value	13,922	86,985	12,529	—	447
Receivables:
Shares sold	—	—	—	—	—
Foreign tax reclaims	8,193	—	12,649	—	30,315
Dividends and interest	160,711	901,894	31,841	62,070	4,069
Investments sold	89,602	—	3,973	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	46,184,029	324,511,407	15,306,115	7,840,872	63,888,654
LIABILITES:
Due to custodian	101,917	—	—	43,470	4
Due to foreign custodian	—	—	—	37	—
Payables:
Investments purchased	109,466	—	—	—	—
Accrued unitary management fees	26,026	227,784	9,835	4,863	40,985
Accrued expenses	—	—	—	—	345
Total Liabilities	237,409	227,784	9,835	48,370	41,334
NET ASSETS	$45,946,620	$324,283,623	$15,296,280	$7,792,502	$63,847,320
NET ASSETS CONSIST OF:
Shares of beneficial interest	$47,030,159	$305,777,304	$19,174,082	$9,671,027	$62,127,645
Undistributed net investment income (loss)	(701,293)	834,067	45,448	(8,473)	563,460
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(2,979,711)	(11,823,976)	(2,726,709)	(2,049,620)	(243,773)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,597,465	29,496,228	(1,196,541)	179,568	1,399,988
Net Assets	$45,946,620	$324,283,623	$15,296,280	$7,792,502	$63,847,320
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,000	14,300,000	450,000	200,000	2,500,000
Net asset value	$21.88	$22.68	$33.99	$38.96	$25.54
Share price	$22.20	$22.74	$34.01	$39.06	$25.49
Investments, at cost	$43,312,199	$294,008,649	$16,440,977	$7,598,318	$62,453,815
Foreign cash, at cost	$13,911	$87,018	$12,666	$(37)	$436

Statements of Assets and Liabilities (Continued)

April 30, 2010 (Unaudited)

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
ASSETS:
Investments, at value	$3,709,780	$186,663,240	$16,212,648	$43,419,108	$38,835,840
Cash	2,038	—	—	—	—
Foreign currency, at value	6	225,528	7,981	449	20
Receivables:
Shares sold	—	—	—	—	—
Foreign tax reclaims	—	89,662	—	—	27,519
Dividends and interest	—	67,600	34,853	14,196	54,093
Investments sold	—	—	25,911	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	3,711,824	187,046,030	16,281,393	43,433,753	38,917,472
LIABILITES:
Due to custodian	—	115,750	—	2,318	57,713
Due to foreign custodian	—	—	—	—	—
Payables:
Investments purchased	—	115,001	33,033	—	—
Accrued unitary management fees	2,329	118,229	10,195	25,669	23,167
Accrued expenses	—	—	—	—	—
Total Liabilities	2,329	348,980	43,228	27,987	80,880
NET ASSETS	$3,709,495	$186,697,050	$16,238,165	$43,405,766	$38,836,592
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,750,205	$314,727,895	$11,942,703	$36,231,501	$53,143,755
Undistributed net investment income (loss)	(960)	(14,167)	(1,291)	18,188	(585,971)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(98,128)	(119,411,148)	299,740	(305,160)	(12,447,532)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	58,378	(8,605,530)	3,997,013	7,461,237	(1,273,660)
Net Assets	$3,709,495	$186,697,050	$16,238,165	$43,405,766	$38,836,592
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	12,725,000	550,000	1,050,000	2,000,000
Net asset value	$24.73	$14.67	$29.52	$41.34	$19.42
Share price	$24.87	$14.74	$29.33	$41.34	$19.45
Investments, at cost	$3,651,402	$195,267,773	$12,215,643	$35,957,868	$40,107,708
Foreign cash, at cost	$6	$222,723	$7,981	$450	$19

See Notes to Financial Statements.

	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Investments, at value	$5,598,034	$12,161,045	$337,822,462	$35,500,965	$16,440,481
Cash	1,348	—	—	—	—
Foreign currency, at value	5,140	7,173	—	17,351	765,662
Receivables:
Shares sold	—	—	—	—	—
Foreign tax reclaims	1,000	1,093	142,468	17,632	—
Dividends and interest	4,427	20,048	422,437	11,487	34,872
Investments sold	—	—	—	57,710	304,119
Unitary management fee waiver due from Adviser	—	—	—	—	3,181
Total Assets	5,609,949	12,189,359	338,387,367	35,605,145	17,548,315
LIABILITES:
Due to custodian	—	20,544	434,905	5,514	334,264
Due to foreign custodian	—	—	189	—	—
Payables:
Investments purchased	—	—	—	71,717	745,228
Accrued unitary management fees	3,498	8,034	207,175	22,948	12,089
Accrued expenses	—	—	—	—	—
Total Liabilities	3,498	28,578	642,269	100,179	1,091,581
NET ASSETS	$5,606,451	$12,160,781	$337,745,098	$35,504,966	$16,456,734
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,122,485	$11,535,731	$438,613,614	$49,246,706	$33,581,421
Undistributed net investment income (loss)	8,395	95,498	86,984	(81,515)	100,318
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(257,167)	(401,964)	(117,705,353)	(12,186,479)	(18,811,012)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	732,738	931,516	16,749,853	(1,473,746)	1,586,007
Net Assets	$5,606,451	$12,160,781	$337,745,098	$35,504,966	$16,456,734
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	550,000	18,300,000	2,800,000	1,200,000
Net asset value	$28.03	$22.11	$18.46	$12.68	$13.71
Share price	$28.06	$22.31	$18.41	$12.55	$13.74
Investments, at cost	$4,865,282	$11,229,503	$321,066,281	$36,973,258	$14,853,447
Foreign cash, at cost	$5,066	$7,050	$(188)	$17,076	$765,664

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
INVESTMENT INCOME:
Dividend income	$191,107	$359,234	$563,693	$794,505	$696,828	$1,914,658
Interest income	—	—	—	—	—	—
Foreign withholding tax	(11,474)	(22,747)	(47,532)	(46,474)	(17,138)	(160,488)
Total Income	179,633	336,487	516,161	748,031	679,690	1,754,170
EXPENSES:
Unitary management fees	96,428	157,132	193,052	479,039	165,541	566,454
Other expenses	—	—	—	—	—	—
Total Expenses	96,428	157,132	193,052	479,039	165,541	566,454
Unitary management fee waivers	—	—	—	—	—	—
Net Expenses	96,428	157,132	193,052	479,039	165,541	566,454
Net investment income (loss)	83,205	179,355	323,109	268,992	514,149	1,187,716
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	330,317	(97,086)	1,374,958	489,592	(878,085)	(6,950,419)
In-kind redemptions	—	2,856,270	5,446,135	7,807,649	3,515,803	6,617,822
Foreign currency related transactions	456	(55,473)	(48,343)	(214,687)	(1,187)	(86,982)
Net realized gain (loss)	330,773	2,703,711	6,772,750	8,082,554	2,636,531	(419,579)
Net change in unrealized appreciation (depreciation) on:
Investments	1,832,172	270,940	(4,133,768)	3,577,959	613,687	278,849
Translation of assets and liabilites denominated in foreign currencies	(8,176)	1,222	(7,318)	358	3	(6,519)
Net change in unrealized appreciation (depreciation)	1,823,996	272,162	(4,141,086)	3,578,317	613,690	272,330
Net realized and unrealized gain (loss) on investments	2,154,769	2,975,873	2,631,664	11,660,871	3,250,221	(147,249)
Net increase (decrease) in net assets resulting from operations	$2,237,974	$3,155,228	$2,954,773	$11,929,863	$3,764,370	$1,040,467

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
INVESTMENT INCOME:
Dividend income	$452,384	$2,583,927	$181,353	$73,329	$534,717
Interest income	—	—	—	—	—
Foreign withholding tax	(35,852)	(203,121)	(18,488)	(5,133)	(33,209)
Total Income	416,532	2,380,806	162,865	68,196	501,508
EXPENSES:
Unitary management fees	132,561	994,855	56,096	27,787	201,719
Other expenses	—	—	—	—	345
Total Expenses	132,561	994,855	56,096	27,787	202,064
Unitary management fee waivers	—	—	—	—	—
Net Expenses	132,561	994,855	56,096	27,787	202,064
Net investment income (loss)	283,971	1,385,951	106,769	40,409	299,444
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,246,744)	1,058,757	(1,421,501)	(447,854)	98,308
In-kind redemptions	2,773,372	22,695,008	389,266	111,965	416,311
Foreign currency related transactions	(17,007)	(131,978)	(5,434)	(555)	(41,604)
Net realized gain (loss)	1,509,621	23,621,787	(1,037,669)	(336,444)	473,015
Net change in unrealized appreciation (depreciation) on:
Investments	656,941	(3,641,372)	105,281	1,029,831	(678,011)
Translation of assets and liabilites denominated in foreign currencies	(2,353)	(30)	(863)	(703)	(632)
Net change in unrealized appreciation (depreciation)	654,588	(3,641,402)	104,418	1,029,128	(678,643)
Net realized and unrealized gain (loss) on investments	2,164,209	19,980,385	(933,251)	692,684	(205,628)
Net increase (decrease) in net assets resulting from operations	$2,448,180	$21,366,336	$(826,482)	$733,093	$93,816

Statements of Operations (Continued)

Six Months Ended April 30, 2010 (Unaudited)

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
INVESTMENT INCOME:
Dividend income	$12,673	$811,983	$119,535	$108,863	$253,465
Interest income	—	—	—	—	—
Foreign withholding tax	(255)	(113,481)	(7,729)	(8,466)	(11,024)
Total Income	12,418	698,502	111,806	100,397	242,441
EXPENSES:
Unitary management fees	13,378	711,126	57,600	140,315	129,733
Other expenses	—	—	—	—	—
Total Expenses	13,378	711,126	57,600	140,315	129,733
Unitary management fee waivers	—	—	—	—	—
Net Expenses	13,378	711,126	57,600	140,315	129,733
Net investment income (loss)	(960)	(12,624)	54,206	(39,918)	112,708
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(24,397)	(9,279,043)	60,035	(99,388)	(1,275,183)
In-kind redemptions	—	6,524,858	672,480	—	1,011,959
Foreign currency related transactions	(184)	(139,570)	(13,485)	797	8,311
Net realized gain (loss)	(24,581)	(2,893,755)	719,030	(98,591)	(254,913)
Net change in unrealized appreciation (depreciation) on:
Investments	515,211	(7,914,536)	1,431,484	6,400,529	2,392,712
Translation of assets and liabilites denominated in foreign currencies	37	(4,152)	1,509	20	(2,827)
Net change in unrealized appreciation (depreciation)	515,248	(7,918,688)	1,432,993	6,400,549	2,389,885
Net realized and unrealized gain (loss) on investments	490,667	(10,812,443)	2,152,023	6,301,958	2,134,972
Net increase (decrease) in net assets resulting from operations	$489,707	$(10,825,067)	$2,206,229	$6,262,040	$2,247,680

See Notes to Financial Statements.

	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
INVESTMENT INCOME:
Dividend income	$29,808	$74,745	$1,742,526	$78,763	$206,757
Interest income	—	—	—	—	289
Foreign withholding tax	(1,345)	(5,820)	(61,677)	(9,838)	(4,850)
Total Income	28,463	68,925	1,680,849	68,925	202,196
EXPENSES:
Unitary management fees	18,250	37,538	1,206,706	150,451	65,387
Other expenses	—	—	—	—	—
Total Expenses	18,250	37,538	1,206,706	150,451	65,387
Unitary management fee waivers	—	—	—	—	(17,207)
Net Expenses	18,250	37,538	1,206,706	150,451	48,180
Net investment income (loss)	10,213	31,387	474,143	(81,526)	154,016
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(34,561)	(42,323)	(1,247,392)	(2,267,894)	(2,130,832)
In-kind redemptions	229,358	—	9,335,538	—	—
Foreign currency related transactions	(4,525)	(21,715)	(153,640)	(11,244)	(24,938)
Net realized gain (loss)	190,272	(64,038)	7,934,506	(2,279,138)	(2,155,770)
Net change in unrealized appreciation (depreciation) on:
Investments	297,310	1,045,530	15,213,184	(5,694,308)	1,441,957
Translation of assets and liabilites denominated in foreign currencies	(18)	(90)	(14,321)	1,773	(1,050)
Net change in unrealized appreciation (depreciation)	297,292	1,045,440	15,198,863	(5,692,535)	1,440,907
Net realized and unrealized gain (loss) on investments	487,564	981,402	23,133,369	(7,971,673)	(714,863)
Net increase (decrease) in net assets resulting from operations	$497,777	$1,012,789	$23,607,512	$(8,053,199)	$(560,847)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio		PowerShares DWA Emerging Markets Technical Leaders Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$83,205	$369,519	$179,355	$137,178	$323,109	$1,164,389
Net realized gain (loss) on investments and foreign currency related transactions	330,773	(4,355,141)	2,703,711	(3,159,238)	6,772,750	(21,421,587)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,823,996	8,835,623	272,162	9,552,811	(4,141,086)	35,474,759
Net increase (decrease) in net assets resulting from operations	2,237,974	4,850,001	3,155,228	6,530,751	2,954,773	15,217,561
Undistributed net investment income (loss) included in the price of units issued and redeemed	12,748	19,791	(481,521)	(85,980)	(24,852)	(1,849)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(502,970)	(29,790)	(204,594)	—	(856,883)	(498,523)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,736,063	11,939,226	52,089,328	16,496,366	17,578,924	36,356,156
Value of shares repurchased	—	(17,876,023)	(14,868,186)	(7,362,538)	(37,962,219)	(37,977,062)
Transaction fee	—	—	—	—	—	—
Net income equalization	(12,748)	(19,791)	481,521	85,980	24,852	1,849
Net increase (decrease) in net assets resulting from shares transactions	9,723,315	(5,956,588)	37,702,663	9,219,808	(20,358,443)	(1,619,057)
Increase (Decrease) in Net Assets	11,471,067	(1,116,586)	40,171,776	15,664,579	(18,285,405)	13,098,132
NET ASSETS:
Beginning of period	22,805,198	23,921,784	28,602,676	12,938,097	59,514,014	46,415,882
End of period	$34,276,265	$22,805,198	$68,774,452	$28,602,676	$41,228,609	$59,514,014
Undistributed net investment income (loss) at end of period	$(134,313)	$272,704	$(507,435)	$(675)	$(29,246)	$529,380
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	700,000	3,350,000	1,350,000	1,100,000	2,700,000
Shares repurchased	—	(1,200,000)	(1,050,000)	(600,000)	(2,400,000)	(3,000,000)
Shares outstanding, beginning of period	1,300,000	1,800,000	2,150,000	1,400,000	3,800,000	4,100,000
Shares outstanding, end of period	1,800,000	1,300,000	4,450,000	2,150,000	2,500,000	3,800,000

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$268,992	$547,166	$514,149	$715,896	$1,187,716	$2,144,407
Net realized gain (loss) on investments and foreign currency related transactions	8,082,554	5,133,832	2,636,531	(5,829,555)	(419,579)	(16,899,872)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,578,317	13,089,836	613,690	15,900,890	272,330	51,567,122
Net increase (decrease) in net assets resulting from operations	11,929,863	18,770,834	3,764,370	10,787,231	1,040,467	36,811,657
Undistributed net investment income (loss) included in the price of units issued and redeemed	99,360	413,673	(72,388)	132,976	295,220	1,242,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(929,161)	(19,286)	(1,333,860)	(638,687)	(2,530,088)	(1,911,462)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	50,180,736	96,430,376	9,245,486	17,355,909	29,536,879	45,296,198
Value of shares repurchased	(18,473,859)	(13,416,142)	(4,613,733)	(3,226,396)	(3,742,351)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	(99,360)	(413,673)	72,388	(132,976)	(295,220)	(1,242,272)
Net increase (decrease) in net assets resulting from shares transactions	31,607,517	82,600,561	4,704,141	13,996,537	25,499,308	44,053,926
Increase (Decrease) in Net Assets	42,707,579	101,765,782	7,062,263	24,278,057	24,304,907	80,196,393
NET ASSETS:
Beginning of period	103,786,002	2,020,220	38,690,403	14,412,346	138,705,269	58,508,876
End of period	$146,493,581	$103,786,002	$45,752,666	$38,690,403	$163,010,176	$138,705,269
Undistributed net investment income (loss) at end of period	$(104,132)	$456,677	$(825,709)	$66,390	$147,931	$1,195,083
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,150,000	2,850,000	200,000	450,000	800,000	1,600,000
Shares repurchased	(450,000)	(350,000)	(100,000)	(100,000)	(100,000)	—
Shares outstanding, beginning of period	2,600,000	100,000	850,000	500,000	3,700,000	2,100,000
Shares outstanding, end of period	3,300,000	2,600,000	950,000	850,000	4,400,000	3,700,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares FTSE RAFI Europe Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$283,971	$302,204	$1,385,951	$1,599,989	$106,769	$135,671
Net realized gain (loss) on investments and foreign currency related transactions	1,509,621	(3,378,398)	23,621,787	(26,035,993)	(1,037,669)	(1,331,913)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	654,588	11,296,781	(3,641,402)	74,801,671	104,418	3,277,464
Net increase (decrease) in net assets resulting from operations	2,448,180	8,220,587	21,366,336	50,365,667	(826,482)	2,081,222
Undistributed net investment income (loss) included in the price of units issued and redeemed	(205,867)	57,796	(227,215)	(86,994)	858	25,437
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(862,596)	(176,533)	(1,023,430)	(1,670,394)	(72,736)	(111,776)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,008,324	9,910,408	129,957,045	69,909,482	5,532,468	5,212,022
Value of shares repurchased	(2,137,288)	—	(1,129,798)	—	(1,718,727)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	205,867	(57,796)	227,215	86,994	(858)	(25,437)
Net increase (decrease) in net assets resulting from shares transactions	13,076,903	9,852,612	129,054,462	69,996,476	3,812,883	5,186,585
Increase (Decrease) in Net Assets	14,456,620	17,954,462	149,170,153	118,604,755	2,914,523	7,181,468
NET ASSETS:
Beginning of period	31,490,000	13,535,538	175,113,470	56,508,715	12,381,757	5,200,289
End of period	$45,946,620	$31,490,000	$324,283,623	$175,113,470	$15,296,280	$12,381,757
Undistributed net investment income (loss) at end of period	$(701,293)	$83,199	$834,067	$698,761	$45,448	$10,557
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	500,000	5,850,000	4,300,000	150,000	150,000
Shares repurchased	(100,000)	—	(50,000)	—	(50,000)	—
Shares outstanding, beginning of period	1,500,000	1,000,000	8,500,000	4,200,000	350,000	200,000
Shares outstanding, end of period	2,100,000	1,500,000	14,300,000	8,500,000	450,000	350,000

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio		PowerShares Global Agriculture Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$40,409	$54,288	$299,444	$108,004
Net realized gain (loss) on investments and foreign currency related transactions	(336,444)	(1,282,050)	473,015	(44,024)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,029,128	1,895,790	(678,643)	2,939,475
Net increase (decrease) in net assets resulting from operations	733,093	668,028	93,816	3,003,455
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	364,133	131,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(75,654)	(88,718)	(193,510)	(1,844)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,945,552	—	40,658,458	23,233,651
Value of shares repurchased	(1,945,552)	—	(1,363,647)	(3,243,245)
Transaction fee	—	—	—	—
Net income equalization	—	—	(364,133)	(131,790)
Net increase (decrease) in net assets resulting from shares transactions	—	—	38,930,678	19,858,616
Increase (Decrease) in Net Assets	657,439	579,310	39,195,117	22,992,017
NET ASSETS:
Beginning of period	7,135,063	6,555,753	24,652,203	1,660,186
End of period	$7,792,502	$7,135,063	$63,847,320	$24,652,203
Undistributed net investment income (loss) at end of period	$(8,473)	$26,772	$563,460	$93,393
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	—	1,500,000	1,100,000
Shares repurchased	(50,000)	—	(50,000)	(150,000)
Shares outstanding, beginning of period	200,000	200,000	1,050,000	100,000
Shares outstanding, end of period	200,000	200,000	2,500,000	1,050,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Biotech Portfolio		PowerShares Global Clean Energy Portfolio		PowerShares Global Coal Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$(960)	$(11,081)	$(12,624)	$331,962	$54,206	$122,905
Net realized gain (loss) on investments and foreign currency related transactions	(24,581)	(74,575)	(2,893,755)	(75,488,846)	719,030	(83,220)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	515,248	(83,352)	(7,918,688)	111,775,756	1,432,993	3,588,288
Net increase (decrease) in net assets resulting from operations	489,707	(169,008)	(10,825,067)	36,618,872	2,206,229	3,627,973
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(4,846)	(1,490)	94,121	13,892	(43,194)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(79,514)	(325,043)	(165,132)	(24,564)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	1,215,744	25,328,181	43,126,239	5,878,269	7,395,919
Value of shares repurchased	—	—	(13,699,249)	—	(2,802,554)	(1,285,429)
Transaction fee	—	—	—	—	—	—
Net income equalization	—	4,846	1,490	(94,121)	(13,892)	43,194
Net increase (decrease) in net assets resulting from shares transactions	—	1,220,590	11,630,422	43,032,118	3,061,823	6,153,684
Increase (Decrease) in Net Assets	489,707	1,046,736	724,351	79,420,068	5,116,812	9,713,899
NET ASSETS:
Beginning of period	3,219,788	2,173,052	185,972,699	106,552,631	11,121,353	1,407,454
End of period	$3,709,495	$3,219,788	$186,697,050	$185,972,699	$16,238,165	$11,121,353
Undistributed net investment income (loss) at end of period	$(960)	$–	$(14,167)	$79,461	$(1,291)	$95,743
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	50,000	1,575,000	3,275,000	200,000	400,000
Shares repurchased	—	—	(825,000)	—	(100,000)	(50,000)
Shares outstanding, beginning of period	150,000	100,000	11,975,000	8,700,000	450,000	100,000
Shares outstanding, end of period	150,000	150,000	12,725,000	11,975,000	550,000	450,000

See Notes to Financial Statements.

	PowerShares Global Gold and Precious Metals Portfolio		PowerShares Global Nuclear Energy Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$(39,918)	$9,967	$112,708	$300,551
Net realized gain (loss) on investments and foreign currency related transactions	(98,591)	2,236,967	(254,913)	(11,489,797)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	6,400,549	1,883,917	2,389,885	19,121,046
Net increase (decrease) in net assets resulting from operations	6,262,040	4,130,851	2,247,680	7,931,800
Undistributed net investment income (loss) included in the price of units issued and redeemed	96,346	279,533	(20,434)	9,006
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(91,830)	—	(896,344)	(136,044)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,910,862	33,355,852	7,708,069	3,877,721
Value of shares repurchased	—	(11,816,938)	(5,337,150)	(3,361,038)
Transaction fee	—	—	—	—
Net income equalization	(96,346)	(279,533)	20,434	(9,006)
Net increase (decrease) in net assets resulting from shares transactions	9,814,516	21,259,381	2,391,353	507,677
Increase (Decrease) in Net Assets	16,081,072	25,669,765	3,722,255	8,312,439
NET ASSETS:
Beginning of period	27,324,694	1,654,929	35,114,337	26,801,898
End of period	$43,405,766	$27,324,694	$38,836,592	$35,114,337
Undistributed net investment income (loss) at end of period	$18,188	$53,590	$(585,971)	$218,099
CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	1,100,000	400,000	200,000
Shares repurchased	—	(400,000)	(300,000)	(200,000)
Shares outstanding, beginning of period	800,000	100,000	1,900,000	1,900,000
Shares outstanding, end of period	1,050,000	800,000	2,000,000	1,900,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Progressive Transportation Portfolio		PowerShares Global Steel Portfolio		PowerShares Global Water Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$10,213	$27,838	$31,387	$27,024	$474,143	$3,742,447
Net realized gain (loss) on investments and foreign currency related transactions	190,272	(428,710)	(64,038)	(126,932)	7,934,506	(57,473,438)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	297,292	1,075,061	1,045,440	811,058	15,198,863	125,791,622
Net increase (decrease) in net assets resulting from operations	497,777	674,189	1,012,789	711,150	23,607,512	72,060,631
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,100	8,740	76,594	9,665	220,311	345,929
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,863)	(7,096)	(39,609)	—	(3,127,775)	(3,282,518)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,082,565	1,225,702	8,339,528	854,776	71,883,387	43,292,512
Value of shares repurchased	(2,681,505)	—	—	—	(35,041,833)	(29,163,750)
Transaction fee	—	—	—	—	—	—
Net income equalization	(2,100)	(8,740)	(76,594)	(9,665)	(220,311)	(345,929)
Net increase (decrease) in net assets resulting from shares transactions	1,398,960	1,216,962	8,262,934	845,111	36,621,243	13,782,833
Increase (Decrease) in Net Assets	1,869,974	1,892,795	9,312,708	1,565,926	57,321,291	82,906,875
NET ASSETS:
Beginning of period	3,736,477	1,843,682	2,848,073	1,282,147	280,423,807	197,516,932
End of period	$5,606,451	$3,736,477	$12,160,781	$2,848,073	$337,745,098	$280,423,807
Undistributed net investment income (loss) at end of period	$8,395	$24,945	$95,498	$27,126	$86,984	$2,520,305
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	50,000	400,000	50,000	3,950,000	2,850,000
Shares repurchased	(100,000)	—	—	—	(2,000,000)	(2,500,000)
Shares outstanding, beginning of period	150,000	100,000	150,000	100,000	16,350,000	16,000,000
Shares outstanding, end of period	200,000	150,000	550,000	150,000	18,300,000	16,350,000

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio		PowerShares MENA Frontier Countries Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$(81,526)	$54,149	$154,016	$333,037
Net realized gain (loss) on investments and foreign currency related transactions	(2,279,138)	(5,462,072)	(2,155,770)	(13,290,218)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(5,692,535)	17,441,751	1,440,907	11,107,965
Net increase (decrease) in net assets resulting from operations	(8,053,199)	12,033,828	(560,847)	(1,849,216)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(11,817)	(25,333)	113,403
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(87,570)	(172,039)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	23,489,402	6,161,420	4,065,699
Value of shares repurchased	—	(5,984,923)	(6,287,017)	(4,479,781)
Transaction fee	—	—	62,242	42,727
Net income equalization	—	11,817	25,333	(113,403)
Net increase (decrease) in net assets resulting from shares transactions	—	17,516,296	(38,022)	(484,758)
Increase (Decrease) in Net Assets	(8,053,199)	29,450,737	(796,241)	(2,220,571)
NET ASSETS:
Beginning of period	43,558,165	14,107,428	17,252,975	19,473,546
End of period	$35,504,966	$43,558,165	$16,456,734	$17,252,975
Undistributed net investment income (loss) at end of period	$(81,515)	$11	$100,318	$143,674
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	1,750,000	450,000	300,000
Shares repurchased	—	(350,000)	(450,000)	(400,000)
Shares outstanding, beginning of period	2,800,000	1,400,000	1,200,000	1,300,000
Shares outstanding, end of period	2,800,000	2,800,000	1,200,000	1,200,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54	$13.29	$24.94
Net investment income (loss)**	0.06	0.25	0.42
Net realized and unrealized gain (loss) on investments	1.83	4.02	(11.79)
Total from investment operations	1.89	4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.39)	(0.02)	(0.10)
Return of capital	—	—	(0.18)
Total distributions	(0.39)	(0.02)	(0.28)
Net asset value at end of period	$19.04	$17.54	$13.29
Share price at end of period***	$19.06	$17.18	$12.84
NET ASSET VALUE TOTAL RETURN****	10.92%	32.14%	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	13.34%	33.97%	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,276	$22,805	$23,922
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80	%†
Net investment income (loss)	0.69%†	1.75%	2.14	%†
Portfolio turnover rate ††	56%	135%	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.30	$9.24	$25.07
Net investment income (loss)**	0.07	0.08	0.39
Net realized and unrealized gain (loss) on investments	2.18	3.98	(16.16)
Total from investment operations	2.25	4.06	(15.77)
Distributions to shareholders from:
Net investment income	(0.10)	—	—
Return of capital	—	—	(0.06)
Total distributions	(0.10)	—	(0.06)
Net asset value at end of period	$15.45	$13.30	$9.24
Share price at end of period***	$15.49	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN****	17.03%	43.94%	(63.04	)%(b)
SHARE PRICE TOTAL RETURN****	18.50%	39.36%	(62.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$68,774	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90%†	0.90%	0.90	%†
Net investment income (loss)	1.03%†	0.79%	2.30	%†
Portfolio turnover rate ††	58%	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.19)	$(0.05)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,			For the Period June 13, 2007* through
	(Unaudited)	2009		2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.66	$11.32		$26.89	$24.84
Net investment income (loss)**	0.10	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	0.96	4.17		(15.61)	2.01
Total from investment operations	1.06	4.47		(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.23)	(0.13)		(0.42)	(0.04)
Return of capital	—	—		(0.09)	—
Total distributions	(0.23)	(0.13)		(0.51)	(0.04)
Net asset value at end of period	$16.49	$15.66		$11.32	$26.89
Share price at end of period***	$16.42	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN****	6.86%	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	7.92%	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,229	$59,514		$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%†	0.75%		0.75%	0.75%†
Net investment income (loss)	1.26%†	2.49%		2.67%	0.96%†
Portfolio turnover rate ††	58%	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$0.10	$0.06

PowerShares Emerging Markets Infrastructure Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$39.92	$20.20	$22.64
Net investment income (loss)**	0.09	0.56	0.06
Net realized and unrealized gain (loss) on investments	4.69	19.26	(2.50)
Total from investment operations	4.78	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.31)	(0.10)	—
Net asset value at end of period	$44.39	$39.92	$20.20
Share price at end of period***	$44.55	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN****	12.04%	98.46%	(10.78	)%(b)
SHARE PRICE TOTAL RETURN****	11.93%	99.35%	(10.78	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$146,494	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.42%†	1.65%	6.64	%†
Portfolio turnover rate ††	25%	38%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.42	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period June 25, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$45.52	$28.82	$63.10	$50.11
Net investment income (loss)**	0.58	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	3.62	16.57	(34.33)	12.74
Total from investment operations	4.20	17.76	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(1.56)	(1.06)	(1.65)	(0.26)
Return of capital	—	—	(0.15)	—
Total distributions	(1.56)	(1.06)	(1.80)	(0.26)
Net asset value at end of period	$48.16	$45.52	$28.82	$63.10
Share price at end of period***	$48.08	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN****	9.50%	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	9.87%	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,753	$38,690	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80%	0.80%†
Net investment income (loss)	2.48%†	3.54%	3.78%	2.74%†
Portfolio turnover rate ††	23%	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.08)	$0.22	$0.17	$—

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period June 25, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$37.49	$27.86	$53.05	$49.37
Net investment income (loss)**	0.29	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	(0.08)	9.55	(25.98)	3.56
Total from investment operations	0.21	10.22	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.65)	(0.59)	(0.53)	(0.01)
Net asset value at end of period	$37.05	$37.49	$27.86	$53.05
Share price at end of period***	$36.97	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN****	0.58%	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	1.31%	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$163,010	$138,705	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%†
Net investment income (loss)	1.57%†	2.21%	3.09%	0.85%†
Portfolio turnover rate ††	19%	28%	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$0.39	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period September 27, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.99	$13.54	$26.47	$25.18
Net investment income (loss)**	0.17	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	1.29	7.34	(13.07)	1.28
Total from investment operations	1.46	7.62	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.57)	(0.17)	(0.31)	—
Net asset value at end of period	$21.88	$20.99	$13.54	$26.47
Share price at end of period***	$22.20	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN****	7.17%	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	9.74%	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,947	$31,490	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income (loss)	1.61%†	1.74%	2.13%	0.36	%†
Portfolio turnover rate ††	25%	41%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.12)	$0.05	$0.11	$—

PowerShares FTSE RAFI Emerging Markets Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period September 27, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.60	$13.45	$27.94	$25.55
Net investment income (loss)**	0.13	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	2.06	7.21	(14.74)	2.38
Total from investment operations	2.19	7.47	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.11)	(0.32)	(0.26)	—
Net asset value at end of period	$22.68	$20.60	$13.45	$27.94
Share price at end of period***	$22.74	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN****	10.66%	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	11.11%	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$324,284	$175,113	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%†	0.85%	0.85%	0.85	%†
Net investment income (loss)	1.18%†	1.52%	2.29%	0.56	%†
Portfolio turnover rate ††	17%	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.01)	$(0.06)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period June 25, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$35.38	$26.00	$54.24	$49.50
Net investment income (loss)**	0.25	0.60	1.41	0.14
Net realized and unrealized gain (loss) on investments	(1.44)	9.34	(28.23)	4.64
Total from investment operations	(1.19)	9.94	(26.82)	4.78
Distributions to shareholders from:
Net investment income	(0.20)	(0.56)	(1.40)	(0.04)
Return of capital	—	—	(0.02)	—
Total distribution	(0.20)	(0.56)	(1.42)	(0.04)
Net asset value at end of period	$33.99	$35.38	$26.00	$54.24
Share price at end of period***	$34.01	$35.01	$26.15
NET ASSET VALUE TOTAL RETURN****	(3.37)%	38.83%	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	(2.30)%	36.58%	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,296	$12,382	$5,200	$5,446
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%†
Net investment income (loss)	1.43%†	2.12%	3.22%	0.78%†
Portfolio turnover rate ††	27%	22%	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.11	$0.12	$—

PowerShares FTSE RAFI Japan Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period June 25, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$35.68	$32.78	$49.65	$49.65
Net investment income (loss)**	0.20	0.27	0.61	0.21
Net realized and unrealized gain (loss) on investments	3.46	3.07	(16.82)	(0.21)
Total from investment operations	3.66	3.34	(16.21)	0.00
Distributions to shareholders from:
Net investment income	(0.38)	(0.44)	(0.66)	—
Net asset value at end of period	$38.96	$35.68	$32.78	$49.65
Share price at end of period***	$39.06	$35.71	$32.67
NET ASSET VALUE TOTAL RETURN****	10.34%	10.26%	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	10.53%	10.73%	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,793	$7,135	$6,556	$4,975
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%†
Net investment income (loss)	1.09%†	0.81%	1.42%	1.20%†
Portfolio turnover rate ††	20%	58%	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$—	$(0.19)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Agriculture Portfolio

	Six Months Ended April 30, 2010 (Unaudoted)	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.48	$16.60	$25.35
Net investment income (loss)**	0.15	0.17	—	(a)
Net realized and unrealized gain (loss) on investments	2.01	6.72	(8.75)
Total from investment operations	2.16	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.10)	(0.01)	—
Net asset value at end of period	$25.54	$23.48	$16.60
Share price at end of period***	$25.49	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN****	9.21%	41.53%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	9.98%	39.50%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,847	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	1.11%†	0.79%	0.13	%†
Portfolio turnover rate ††	10%	33%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.18	$0.21	$—

PowerShares Global Biotech Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.47	$21.73	$25.51
Net investment income (loss)**	(0.01)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	3.27	(0.16)	(3.76)
Total from investment operations	3.26	(0.26)	(3.78)
Net asset value at end of period	$24.73	$21.47	$21.73
Share price at end of period***	$24.87	$21.62	$21.87
NET ASSET VALUE TOTAL RETURN****	15.18%	(1.20)%	(14.82	)%(c)
SHARE PRICE TOTAL RETURN****	15.03%	(1.14)%	(14.27	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,709	$3,220	$2,173
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	(0.05)%†	(0.49)%	(0.75	)%†
Portfolio turnover rate ††	5%	41%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.05)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.
(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

(c)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio

	Six Months Ended April 30, 2010		Year Ended October 31,		For the Period June 13, 2007* through
	(Unaudited)		2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.53		$12.25	$30.95	$25.10
Net investment income (loss)**	(0.00	)(a)	0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.85)		3.28	(18.72)	5.82
Total from investment operations	(0.85)		3.31	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.01)		(0.03)	—	—
Net asset value at end of period	$14.67		$15.53	$12.25	$30.95
Share price at end of period***	$14.74		$15.39	$12.43
NET ASSET VALUE TOTAL RETURN****	(5.50)%		27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	(4.18)%		24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$186,697		$185,973	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75	%†	0.75%	0.75%	0.75	%†
Net investment income (loss)	(0.01	)%†	0.23%	0.09%	(0.19	)%†
Portfolio turnover rate ††	19%		62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$0.02	$0.05

PowerShares Global Coal Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.71	$14.07	$24.40
Net investment income (loss)**	0.10	0.46	0.06
Net realized and unrealized gain (loss) on investments	5.01	10.43	(10.39)
Total from investment operations	5.11	10.89	(10.33)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	—
Net asset value at end of period	$29.52	$24.71	$14.07
Share price at end of period***	$29.33	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN****	20.75%	79.17%	(42.34	)%(b)
SHARE PRICE TOTAL RETURN****	21.10%	74.45%	(41.35	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,238	$11,121	$1,407
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.71%†	2.30%	2.82	%†
Portfolio turnover rate ††	11%	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.16)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Gold and Precious Metals Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.16	$16.55	$25.17
Net investment income (loss)**	(0.04)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	7.31	17.59	(8.61)
Total from investment operations	7.27	17.61	(8.62)
Distributions to shareholders from:
Net investment income	(0.09)	—	—
Net asset value at end of period	$41.34	$34.16	$16.55
Share price at end of period***	$41.34	$34.31	$16.74
NET ASSET VALUE TOTAL RETURN****	21.32%	106.41%	(34.25	)%(a)
SHARE PRICE TOTAL RETURN****	20.78%	104.96%	(33.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,406	$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	(0.21)%†	0.08%	(0.22	)%†
Portfolio turnover rate ††	10%	29%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$0.66	$—

PowerShares Global Nuclear Energy Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.48	$14.11	$24.87
Net investment income (loss)**	0.06	0.17	0.07
Net realized and unrealized gain (loss) on investments	1.35	4.28	(10.82)
Total from investment operations	1.41	4.45	(10.75)
Distributions to shareholders from:
Net investment income	(0.47)	(0.08)	(0.01)
Net asset value at end of period	$19.42	$18.48	$14.11
Share price at end of period***	$19.45	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN****	7.81%	31.67%	(43.25	)%(b)
SHARE PRICE TOTAL RETURN****	9.08%	29.03%	(42.68	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,837	$35,114	$26,802
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.65%†	1.03%	0.57	%†
Portfolio turnover rate ††	19%	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

(b)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Progressive Transportation Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.91	$18.44	$24.98
Net investment income (loss)**	0.06	0.25	0.03
Net realized and unrealized gain (loss) on investments	3.25	6.29	(6.57)
Total from investment operations	3.31	6.54	(6.54)
Distributions to shareholders from:
Net investment income	(0.19)	(0.07)	—
Net asset value at end of period	$28.03	$24.91	$18.44
Share price at end of period***	$28.06	$24.88	$18.56
NET ASSET VALUE TOTAL RETURN****	13.36%	35.62%	(26.18	)%(a)
SHARE PRICE TOTAL RETURN****	13.61%	34.58%	(25.70	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,606	$3,736	$1,844
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.42%†	1.23%	1.12	%†
Portfolio turnover rate ††	31%	74%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.08	$—

PowerShares Global Steel Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Years Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.99	$12.82	$24.58
Net investment income (loss)**	0.07	0.23	0.08
Net realized and unrealized gain (loss) on investments	3.14	5.94	(11.84)
Total from investment operations	3.21	6.17	(11.76)
Distributions to shareholders from:
Net investment income	(0.09)	—	—
Net asset value at end of period	$22.11	$18.99	$12.82
Share price at end of period***	$22.31	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN****	16.91%	48.13%	(47.84	)%(b)
SHARE PRICE TOTAL RETURN****	17.66%	47.48%	(47.48	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,161	$2,848	$1,282
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.63%†	1.45%	4.03	%†
Portfolio turnover rate ††	5%	20%	280%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.17	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period June 13, 2007* through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.15	$12.34	$26.79	$24.63
Net investment income (loss)**	0.03	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	1.46	4.78	(14.77)	2.19
Total from investment operations	1.49	5.03	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.18)	(0.22)	—	—
Net asset value at end of period	$18.46	$17.15	$12.34	$26.79
Share price at end of period***	$18.41	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN****	8.72%	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	9.18%	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$337,745	$280,424	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%†
Net investment income (loss)	0.29%†	1.82%	1.49%	(0.29)%†
Portfolio turnover rate ††	16%	36%	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.02	$0.01	$0.01

PowerShares Global Wind Energy Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.56	$10.08	$24.44
Net investment income (loss)**	(0.03)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(2.85)	5.51	(14.35)
Total from investment operations	(2.88)	5.53	(14.36)
Distribution to shareholders from:
Net investment income	—	(0.05)	—
Net asset value at end of period	$12.68	$15.56	$10.08
Share price at end of period***	$12.55	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN****	(18.51)%	55.02%	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	(18.56)%	48.93%	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,505	$43,558	$14,107
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	(0.41)%†	0.17%	(0.19	)%†
Portfolio turnover rate ††	17%	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.01)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.38	$14.98	$25.00
Net investment income (loss)**	0.14	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(0.69)	(0.93)	(10.00)
Total from investment operations	(0.55)	(0.64)	(10.02)
Distributions to shareholders from:
Net investment income	(0.18)	—	—
Transaction fees**	0.06	0.04	—
Net asset value at end of period	$13.71	$14.38	$14.98
Share price at end of period***	$13.74	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN****	(3.35)%	(4.00)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(1.21)%	(6.81)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,457	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70%†	0.70%	0.70	%†
Expenses, prior to waivers	0.95%†	0.95%	0.95	%†
Net investment income (loss), after waivers	2.24%†	2.33%	(0.32	)%†
Portfolio turnover rate ††	82%	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.10	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered forty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Biotech Portfolio	"Global Biotech Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Progressive Transportation Portfolio	"Global Progressive Transportation Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The Shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed MarketsTechnical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

FTSE RAFI Europe Portfolio	NYSE Arca, Inc.

FTSE RAFI Japan Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Biotech Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Progressive Transportation Portfolio	NASDAQ Stock Market

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Fund	Index
Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principals ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, a Fund would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from its Underlying Index.

With respect to each of FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Emerging Markets Portfolio and FTSE RAFI Japan Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in its respective Underlying Indices. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in net asset values than would be the case if the Funds held all of the securities in its respective Underlying Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Cash Redemption Risk. With respect to MENA Frontier Countries Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date, except with respect to Global Agriculture Portfolio, Global Biotech Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Progressive Transportation Portfolio, Global Steel Portfolio, Global Wind Energy Portfolio and MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

the continuous sales and redemptions of capital Shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed MarketsTechnical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Developed International Opportunities Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
Global Agriculture Portfolio	0.75%
Global Biotech Portfolio	0.75%
Global Clean Energy Portfolio	0.75%

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

% of Average Daily Net Assets
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Progressive Transportation Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%*

* The Adviser has voluntarily agreed to waive a portion of its unitary management fee until April 20, 2011. After giving effect to such waiver, the Fund's net unitary management fee is 0.70% of average daily net assets of the Fund. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2011.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Biotech Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Progressive Transportation Portfolio	The NASDAQ OMX Group, Inc.

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Technical Leaders Portfolio
Australia	$—	$4,804,522	$—	$4,804,522
Austria	—	—	0	—
Bermuda	—	344,878	—	344,878
Canada	6,014,255	—	—	6,014,255
Cayman Islands	—	307,044	—	307,044

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
China	$—	$1,103,780	$—	$1,103,780
Finland	—	571,561	—	571,561
France	—	1,637,045	—	1,637,045
Germany	271,779	1,675,237	—	1,947,016
Hong Kong	—	3,325,304	—	3,325,304
Japan	—	1,923,184	—	1,923,184
Luxembourg	—	234,280	—	234,280
Norway	—	1,274,631	—	1,274,631
Singapore	—	1,273,823	—	1,273,823
Spain	—	517,585	—	517,585
Switzerland	—	960,928	—	960,928
United Kingdom	—	7,279,133	—	7,279,133
United States	712,686	—	—	712,686
Total	6,998,720	27,232,935	0	34,231,655
DWA Emerging Markets Technical Leaders Portfolio
Australia	—	503,630	—	503,630
Brazil	7,351,895	—	—	7,351,895
Cayman Islands	807,053	—	—	807,053
Chile	674,244	—	—	674,244
China	3,653,256	6,509,555	—	10,162,811
Hong Kong	—	1,257,445	—	1,257,445
India	1,379,640	—	—	1,379,640
Indonesia	—	6,047,628	—	6,047,628
Israel	535,159	—	—	535,159
Luxembourg	1,046,104	—	—	1,046,104
Malaysia	—	5,059,608	—	5,059,608
Mexico	7,575,222	—	—	7,575,222
Peru	2,335,795	—	—	2,335,795
Russia	2,025,226	—	—	2,025,226
Singapore	—	889,312	—	889,312
South Africa	—	7,642,022	—	7,642,022
South Korea	967,289	5,603,345	—	6,570,634
Spain	—	590,523	—	590,523
Thailand	—	1,998,832	—	1,998,832
Turkey	—	3,654,910	—	3,654,910
United Kingdom	—	498,748	—	498,748
United States	3,214	—	—	3,214
Total	28,354,097	40,255,558	—	68,609,655

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Developed International Opportunities Portfolio
Australia	$—	$485,169	$—	$485,169
Austria	—	1,326,578	—	1,326,578
Bahamas	168,941	—	—	168,941
Belgium	—	635,156	—	635,156
Bermuda	—	499,808	—	499,808
Canada	2,305,324	—	—	2,305,324
China	—	876,738	—	876,738
Cyprus	—	164,199	—	164,199
Denmark	—	856,092	—	856,092
Finland	—	1,007,497	—	1,007,497
France	—	3,229,037	—	3,229,037
Germany	—	2,147,124	—	2,147,124
Greece	—	609,980	—	609,980
Guernsey	170,464	—	—	170,464
Hong Kong	—	887,459	—	887,459
Ireland	183,858	379,078	—	562,936
Italy	—	2,509,962	—	2,509,962
Japan	—	5,965,566	—	5,965,566
Netherlands	—	1,826,825	—	1,826,825
Norway	—	2,137,332	—	2,137,332
Portugal	—	288,449	—	288,449
Singapore	—	527,811	—	527,811
Spain	—	1,848,077	—	1,848,077
Sweden	—	1,894,849	—	1,894,849
Switzerland	522,261	466,885	—	989,146
United Kingdom	—	7,007,026	—	7,007,026
United States	164,729	—	—	164,729
Total	3,515,577	37,576,697	—	41,092,274
Emerging Markets Infrastructure Portfolio
Australia	—	917,832	—	917,832
Bermuda	—	1,837,625	—	1,837,625
Brazil	15,212,417	—	—	15,212,417
Cayman Islands	—	3,538,392	—	3,538,392
Chile	2,774,237	—	—	2,774,237
China	—	27,183,116	—	27,183,116
Egypt	—	832,966	—	832,966
France	—	7,609,636	—	7,609,636
India	2,845,458	3,564,536	—	6,409,994
Indonesia	—	5,192,888	—	5,192,888
Israel	—	2,832,685	—	2,832,685

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Malaysia	$—	$5,257,889	$—	$5,257,889
Mexico	1,505,059	—	—	1,505,059
Poland	—	2,874,291	—	2,874,291
Russia	659,822	5,474,169	—	6,133,991
Singapore	—	5,165,048	—	5,165,048
South Africa	—	15,768,643	—	15,768,643
Spain	—	509,385	—	509,385
Sweden	—	1,934,857	—	1,934,857
Switzerland	3,892,483	4,669,501	—	8,561,984
Taiwan	—	11,020,508	—	11,020,508
United States		13,150,173	—	13,150,173
Total	40,039,649	106,183,967	—	146,223,616
FTSE RAFI Asia Pacific ex-Japan Portfolio
Australia	—	19,832,344	0	19,832,344
Cayman Islands	—	37,828	—	37,828
China	—	122,228	—	122,228
Hong Kong	—	6,661,437	—	6,661,437
New Zealand	—	416,102	—	416,102
Singapore	—	2,985,174	—	2,985,174
South Korea	97,767	15,581,693	—	15,679,460
Total	97,767	45,636,806	0	45,734,573
FTSE RAFI Developed Markets ex-U.S. Portfolio
Australia		8,272,964	0	8,272,964
Austria		731,351	—	731,351
Belgium		1,716,848	—	1,716,848
Bermuda		62,666	—	62,666
Canada	9,113,967	—	—	9,113,967
Cayman Islands		15,819	—	15,819
China		50,621	—	50,621
Denmark		1,227,898	—	1,227,898
Finland		2,054,577	—	2,054,577
France	6,817	17,256,131	—	17,262,948
Germany	1,130,255	13,303,384	—	14,433,639
Greece		728,578	—	728,578
Hong Kong		2,761,478	—	2,761,478
Ireland		998,325	0	998,325
Israel		529,913	—	529,913
Italy		7,963,527	—	7,963,527
Japan	520,196	25,992,475	—	26,512,671
Luxembourg		828,149	—	828,149
Netherlands		6,069,025	—	6,069,025

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1		Level 2	Level 3	Total
New Zealand	$		$174,019	$—	$174,019
Norway			1,554,061	—	1,554,061
Portugal			584,152	—	584,152
Singapore			1,223,687	—	1,223,687
South Korea		40,471	6,469,430	—	6,509,901
Spain		1,965,420	5,013,337	—	6,978,757
Sweden			4,179,660	—	4,179,660
Switzerland			6,944,052	—	6,944,052
United Kingdom		902,535	32,395,231	0	33,297,766
Total		13,679,661	149,101,358	0	162,781,019
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Australia		60,207	2,792,627	0	2,852,834
Austria		—	504,219	—	504,219
Belgium		—	648,486	—	648,486
Bermuda		152	260,779	—	260,931
Canada		3,557,219	—	—	3,557,219
Cayman Islands		—	163,026	—	163,026
China		—	215,333	—	215,333
Cyprus		—	20,534	—	20,534
Denmark		—	739,954	—	739,954
Finland		11,359	881,759	—	893,118
France		12,733	1,527,362	—	1,540,095
Germany		94,447	1,575,375	—	1,669,822
Gibraltar		—	17,264	—	17,264
Greece		—	256,752	—	256,752
Hong Kong		11,937	1,215,592	0	1,227,529
Ireland		131,604	418,830	—	550,434
Israel		—	372,546	—	372,546
Italy		—	1,072,297	—	1,072,297
Japan		25,769	13,032,368	0	13,058,137
Liechtenstein		—	39,412	—	39,412
Luxembourg		—	45,672	—	45,672
Malaysia		—	5,717	—	5,717
Netherlands		16,865	1,307,041	—	1,323,906
New Zealand		—	253,371	—	253,371
Norway		—	683,040	—	683,040
Portugal		—	187,417	—	187,417
Singapore		—	899,470	—	899,470
South Korea		227,392	2,967,785	—	3,195,177
Spain		28,078	671,057	3,727	702,862

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Sweden	$—	$1,150,798	$—	$1,150,798
Switzerland	22,975	1,584,162	—	1,607,137
Taiwan	—	7,287	—	7,287
United Kingdom	2,854	6,186,951	0	6,189,805
Total	4,203,591	41,704,283	3,727	45,911,601
FTSE RAFI Emerging Markets Portfolio
Brazil	51,689,172	—	—	51,689,172
Chile	2,563,914	—	—	2,563,914
China	4,325,972	97,099,263	—	101,425,235
Hong Kong	—	9,285,794	—	9,285,794
Hungary	—	2,884,533	—	2,884,533
India	17,218,631	—	—	17,218,631
Indonesia	—	3,751,141	—	3,751,141
Mexico	22,970,342	—	—	22,970,342
Philippines	693,608	—	—	693,608
Russia	21,386,625	11,432,682	—	32,819,307
South Africa	—	25,760,640	—	25,760,640
Taiwan	10,581,730	30,915,358	—	41,497,088
Thailand	—	4,257,503	—	4,257,503
Turkey	457,153	5,808,995	—	6,266,148
United States	420,734	—	—	420,734
Total	132,307,881	191,195,909	—	323,503,790
FTSE RAFI Europe Portfolio
Austria	—	103,802	—	103,802
Belgium	—	244,438	—	244,438
Bermuda	—	9,109	—	9,109
Denmark	—	179,574	—	179,574
Finland	—	290,394	—	290,394
France	967	2,437,972	—	2,438,939
Germany	160,349	1,881,772	—	2,042,121
Greece	—	102,636	—	102,636
Ireland	—	141,352	0	141,352
Italy	—	1,128,918	—	1,128,918
Luxembourg	—	117,505	—	117,505
Netherlands	—	861,740	—	861,740
Norway	—	217,201	—	217,201
Portugal	—	82,729	—	82,729
Spain	279,093	711,008	—	990,101
Sweden	—	592,281	—	592,281
Switzerland	—	980,940	—	980,940

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
United Kingdom	$128,445	$4,588,135	$0	$4,716,580
United States	4,763	—	—	4,763
Total	573,617	14,671,506	0	15,245,123
FTSE RAFI Japan Portfolio
Consumer Discretionary	—	1,758,409	—	1,758,409
Consumer Staples	—	491,881	—	491,881
Energy	127,642	45,789	—	173,431
Financials	—	1,189,380	—	1,189,380
Health Care	—	179,461	—	179,461
Industrials	—	1,510,555	—	1,510,555
Information Technology	—	850,376	—	850,376
Materials	—	728,141	—	728,141
Telecommunication Services	—	373,711	—	373,711
Utilities	—	523,457	—	523,457
Total	127,642	7,651,160	—	7,778,802
Global Agriculture Portfolio
Australia	—	1,474,669	—	1,474,669
Brazil	1,972,203	—	—	1,972,203
Canada	8,199,402	—	—	8,199,402
Chile	2,115,170	—	—	2,115,170
China	—	629,425	—	629,425
Denmark	—	759,473	—	759,473
Germany	—	3,275,912	—	3,275,912
Hong Kong	—	2,712,543	—	2,712,543
Indonesia	—	843,800	—	843,800
Israel	—	4,351,650	—	4,351,650
Malaysia	—	5,343,404	—	5,343,404
Netherlands	—	484,487	—	484,487
Norway	—	2,222,039	—	2,222,039
Singapore	—	6,865,278	—	6,865,278
Switzerland	—	4,994,705	—	4,994,705
Taiwan	—	687,328	—	687,328
United States	16,922,335	—	—	16,922,335
Total	29,209,110	34,644,713	—	63,853,823
Global Biotech Portfolio
Australia	—	283,231	—	283,231
Austria	—	37,456	—	37,456
Denmark	—	14,621	—	14,621
France	—	22,007	—	22,007
Netherlands	—	50,576	—	50,576
Spain	—	113,281	—	113,281

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Switzerland	$—	$135,895	$—	$135,895
United Kingdom	—	19,875	—	19,875
United States	3,032,838	—	—	3,032,838
Total	3,032,838	676,942	—	3,709,780
Global Clean Energy Portfolio
Australia		2,921,602	—	2,921,602
Austria		3,000,554	—	3,000,554
Belgium	4,326,440	—	—	4,326,440
Bermuda		3,517,401	—	3,517,401
Brazil	5,320,785	—	—	5,320,785
Canada	769,891	—	—	769,891
Cayman Islands	3,019,106	3,183,696	—	6,202,802
China	11,944,239	6,474,383	—	18,418,622
Denmark		10,339,419	—	10,339,419
Finland		3,253,404	—	3,253,404
France		9,201,656	—	9,201,656
Germany		14,906,126	—	14,906,126
Ireland		2,971,009	—	2,971,009
Japan		11,415,215	—	11,415,215
New Zealand		3,277,344	—	3,277,344
Norway		2,422,048	—	2,422,048
Philippines		3,484,598	—	3,484,598
Spain		17,154,837	—	17,154,837
Switzerland	1,193,659	2,537,573	—	3,731,232
Taiwan		3,959,388	—	3,959,388
United Kingdom		1,433,408	—	1,433,408
United States	54,635,459	—	—	54,635,459
Total	81,209,579	105,453,661	—	186,663,240
Global Coal Portfolio
Australia	—	2,978,538	—	2,978,538
Bermuda	—	371,332	—	371,332
Canada	1,234,311	—	—	1,234,311
China	—	3,447,635	—	3,447,635
Indonesia	—	2,622,664	—	2,622,664
Singapore	—	218,296	—	218,296
Thailand	—	701,241	—	701,241
United States	4,638,631	—	—	4,638,631
Total	5,872,942	10,339,706	—	16,212,648
Global Gold and Precious Metals Portfolio
Australia	—	2,974,235	—	2,974,235
Bermuda	—	453,407	—	453,407

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Canada	$19,079,951	$—	$—	$19,079,951
China	—	884,269	—	884,269
Jersey Islands	—	1,138,189	—	1,138,189
Mexico	1,266,182	—	—	1,266,182
Russia	625,695	—	—	625,695
South Africa	—	10,832,124	—	10,832,124
United Kingdom	—	2,226,893	—	2,226,893
United States	3,938,163	—	—	3,938,163
Total	24,909,991	18,509,117	—	43,419,108
Global Nuclear Energy Portfolio
Australia	—	1,999,882	—	1,999,882
Canada	3,902,747	—	—	3,902,747
France	—	3,767,958	—	3,767,958
Germany	—	1,920,297	—	1,920,297
India	—	744,493	—	744,493
Japan	—	8,982,342	—	8,982,342
Netherlands	249,214	—	—	249,214
South Korea	687,202	930,682	—	1,617,884
Switzerland	—	20,487	—	20,487
United Kingdom	—	505,056	—	505,056
United States	15,125,480	—	—	15,125,480
Total	19,964,643	18,871,197	—	38,835,840
Global Progressive Transportation Portfolio
Canada	469,638	—	—	469,638
Chile	141,624	—	—	141,624
China	—	306,292	—	306,292
Denmark	—	159,317	—	159,317
France	—	385,932	—	385,932
Germany	—	170,422	—	170,422
Hong Kong	—	148,309	—	148,309
Italy	—	274,750	—	274,750
Japan	—	275,001	—	275,001
South Korea	—	196,232	—	196,232
Spain	147,072	—	—	147,072
Switzerland	—	165,376	—	165,376
Taiwan	—	453,302	—	453,302
United Kingdom	—	456,159	—	456,159
United States	1,848,608	—	—	1,848,608
Total	2,606,942	2,991,092	—	5,598,034
Global Steel Portfolio
Australia	—	830,725	—	830,725
Austria	—	185,138	—	185,138

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Brazil	$1,370,856	$—	$—	$1,370,856
Canada	105,865	—	—	105,865
Chile	144,011	—	—	144,011
China	—	76,639	—	76,639
Finland	—	201,512	—	201,512
Germany	—	622,845	—	622,845
Hong Kong	—	43,729	—	43,729
Japan	—	2,417,014	—	2,417,014
Luxembourg	219,830	1,421,397	—	1,641,227
Russia	318,552	—	—	318,552
South Africa	—	602,482	—	602,482
South Korea	—	1,201,405	—	1,201,405
Spain	—	147,138	—	147,138
Sweden	—	125,576	—	125,576
Taiwan	—	473,148	—	473,148
Turkey	—	149,859	—	149,859
United States	1,503,324	—	—	1,503,324
Total	3,662,438	8,498,607	—	12,161,045
Global Water Portfolio
Brazil	7,026,783	—	—	7,026,783
Canada	19,112,006	—	—	19,112,006
Finland	—	24,572,091	—	24,572,091
France	—	30,323,901	—	30,323,901
Germany	9,733,571	—	—	9,733,571
Hong Kong	—	5,941,174	—	5,941,174
Italy	—	5,860,267	—	5,860,267
Japan	—	39,066,428	—	39,066,428
Malaysia	—	6,230,057	—	6,230,057
Netherlands	—	19,149,001	—	19,149,001
Singapore	—	13,549,171	—	13,549,171
Spain	—	6,113,256	—	6,113,256
Switzerland	—	10,154,332	—	10,154,332
United Kingdom	—	30,158,572	—	30,158,572
United States	110,831,852	—	—	110,831,852
Total	146,704,212	191,118,250	—	337,822,462
Global Wind Energy Portfolio
Australia	—	1,151,864	—	1,151,864
Belgium	1,550,340	—	—	1,550,340
Bermuda	—	1,434,428	—	1,434,428
China	1,268,151	1,805,910	—	3,074,061
Denmark	—	4,750,951	—	4,750,951

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
France	$—	$3,187,202	$—	$3,187,202
Germany	1,381,596	2,682,041	—	4,063,637
Greece	—	1,097,604	—	1,097,604
Italy	—	392,680	—	392,680
Japan	238,959	773,984	—	1,012,943
Spain	—	8,279,593	—	8,279,593
Switzerland	777,109	—	—	777,109
United Kingdom	—	774,361	—	774,361
United States	3,954,192	—	—	3,954,192
Total	9,170,347	26,330,618	—	35,500,965
MENA Frontier Countries Portfolio
Egypt	—	3,160,852	—	3,160,852
Jordan	—	1,791,673	—	1,791,673
Kuwait	1,051,303	2,279,920	—	3,331,223
Lebanon	—	476,492	—	476,492
Morocco	—	3,400,322	—	3,400,322
Oman	8,226	682,048	—	690,274
United Arab Emirates	117,675	3,471,970	—	3,589,645
Total	1,177,204	15,263,277	—	16,440,481

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2015	2016	2017	Total*
DWA Developed MarketsTechnical Leaders Portfolio	$—	$17,174,329	$6,761,697	$23,936,026
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	5,190,203	20,619,948
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	19,715,545	43,439,936

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	2015	2016	2017	Total*
Emerging Markets Infrastructure Portfolio	$—	$—	$—	$—
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	4,187,699	4,754,085
FTSE RAFI Developed Markets ex-U.S. Portfolio . . .	54,729	2,040,934	8,846,300	10,941,963
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	2,633,165	3,717,009
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	11,700,199	18,285,765
FTSE RAFI Europe Portfolio	13,972	254,951	965,119	1,234,042
FTSE RAFI Japan Portfolio	53,958	362,861	1,263,965	1,680,784
Global Agriculture Portfolio	—	2,831	86,107	88,938
Global Biotech Portfolio	—	941	7,208	8,149
Global Clean Energy Portfolio	155,633	34,356,421	65,217,997	99,730,051
Global Coal Portfolio	—	11,075	93,746	104,821
Global Gold and Precious Metals Portfolio	—	—	—	—
Global Nuclear Energy Portfolio	—	519,741	7,430,576	7,950,317
Global Progressive Transportation Portfolio	—	18,830	380,124	398,954
Global Steel Portfolio	—	156,658	58,945	215,603
Global Water Portfolio	589,102	64,839,461	42,001,689	107,430,252
Global Wind Energy Portfolio	—	1,187,533	3,588,485	4,776,018
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	12,117,037

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six month period ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$13,914,884	$14,232,407
DWA Emerging Markets Technical Leaders Portfolio	27,977,054	21,358,931
Dynamic Developed International Opportunities Portfolio	29,329,009	30,107,031
Emerging Markets Infrastructure Portfolio	51,835,899	32,134,122
FTSE RAFI Asia Pacific ex-Japan Portfolio	18,690,221	9,689,047
FTSE RAFI Developed Markets ex-U.S. Portfolio	27,726,185	29,459,535
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9,125,540	9,040,514
FTSE RAFI Emerging Markets Portfolio	114,811,074	38,626,243
FTSE RAFI Europe Portfolio	3,941,042	3,945,229
FTSE RAFI Japan Portfolio	1,452,583	1,467,576
Global Agriculture Portfolio	12,008,665	5,270,326
Global Biotech Portfolio	199,672	180,272
Global Clean Energy Portfolio	40,826,113	35,302,772
Global Coal Portfolio	1,832,408	1,637,875
Global Gold and Precious Metals Portfolio	3,500,113	3,613,929
Global Nuclear Energy Portfolio	6,613,102	7,196,132

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Purchases	Sales
Global Progressive Transportation Portfolio	$1,749,304	$1,473,381
Global Steel Portfolio	2,728,904	452,190
Global Water Portfolio	50,850,941	51,034,783
Global Wind Energy Portfolio	6,977,145	6,793,252
MENA Frontier Countries Portfolio	11,527,835	11,582,552

For the six month period ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$9,697,019	$—
DWA Emerging Markets Technical Leaders Portfolio	42,904,462	12,648,484
Dynamic Developed International Opportunities Portfolio	17,643,119	37,630,444
Emerging Markets Infrastructure Portfolio	38,106,272	24,221,375
FTSE RAFI Asia Pacific ex-Japan Portfolio	6,729,318	11,732,542
FTSE RAFI Developed Markets ex-U.S. Portfolio	39,608,310	13,519,786
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	19,008,942	6,817,254
FTSE RAFI Emerging Markets Portfolio	147,288,301	95,266,714
FTSE RAFI Europe Portfolio	5,516,335	1,715,531
FTSE RAFI Japan Portfolio	311,705	305,070
Global Agriculture Portfolio	33,987,372	1,075,754
Global Biotech Portfolio	—	—
Global Clean Energy Portfolio	20,164,377	14,057,568
Global Coal Portfolio	4,267,103	1,465,059
Global Gold and Precious Metals Portfolio	9,902,755	—
Global Nuclear Energy Portfolio	7,380,490	5,138,219
Global Progressive Transportation Portfolio	1,686,359	585,826
Global Steel Portfolio	6,035,225	—
Global Water Portfolio	68,404,221	33,752,743
Global Wind Energy Portfolio	—	—
MENA Frontier Countries Portfolio	—	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

At April 30, 2010, cost of investments on a tax basis, includes adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

	Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Unrealized Appreciation	Aggregate Unrealized (Depreciation)
DWA Developed MarketsTechnical Leaders Portfolio	$29,652,314	$4,579,341	$4,952,300	$(372,959)
DWA Emerging Markets Technical Leaders Portfolio	64,975,594	3,634,061	4,828,246	(1,194,185)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Unrealized Appreciation	Aggregate Unrealized (Depreciation)
Dynamic Developed International Opportunities Portfolio	$39,725,955	$1,366,319	$4,554,171	$(3,187,852)
Emerging Markets Infrastructure Portfolio	130,068,980	16,154,636	19,329,715	(3,175,079)
FTSE RAFI Asia Pacific ex-Japan Portfolio	42,001,647	3,732,926	5,763,467	(2,030,541)
FTSE RAFI Developed Markets ex-U.S. Portfolio	156,836,110	5,944,909	20,752,720	(14,807,811)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	44,084,522	1,827,079	4,444,835	(2,617,756)
FTSE RAFI Emerging Markets Portfolio	311,168,647	12,335,144	32,545,536	(20,210,392)
FTSE RAFI Europe Portfolio	16,895,975	(1,650,852)	754,205	(2,405,057)
FTSE RAFI Japan Portfolio	7,630,710	148,092	775,496	(627,404)
Global Agriculture Portfolio	63,081,665	772,158	4,452,839	(3,680,681)
Global Biotech Portfolio	3,716,800	(7,019)	438,505	(445,524)
Global Clean Energy Portfolio	212,055,115	(25,391,875)	25,472,402	(50,864,277)
Global Coal Portfolio	12,530,194	3,682,455	4,207,901	(525,446)
Global Gold and Precious Metals Portfolio	36,168,264	7,250,844	7,732,755	(481,911)
Global Nuclear Energy Portfolio	44,350,010	(5,514,170)	2,793,600	(8,307,770)
Global Progressive Transportation Portfolio	4,913,767	684,267	864,573	(180,306)
Global Steel Portfolio	11,351,826	809,219	1,184,087	(374,868)
Global Water Portfolio	339,275,888	(1,453,426)	29,849,917	(31,303,343)
Global Wind Energy Portfolio	42,104,581	(6,603,616)	3,349,070	(9,952,686)
MENA Frontier Countries Portfolio	19,391,652	(2,951,171)	2,096,434	(5,047,605)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Developed Markets ex-U.S. Portfolio and 75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Countries Frontier Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 32 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund, other than PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Emerging Markets Portfolio's, PowerShares High Yield Corporate Bond Portfolio's and PowerShares Preferred Portfolio's tracking error. With respect to the PowerShares High Yield Corporate Bond Portfolio, the Trustees considered the Adviser's representation that a primary cause of the Fund's tracking error is the quarterly rebalancing of securities comprising its underlying index. The Trustees also considered that, at the April 15, 2010 Board meeting, the Adviser had recommended and the Board had approved changing the Fund's underlying index, which would take effect in the third quarter of 2010, and may reduce the Fund's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

  0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

  0.35%:  PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

  0.50%:  PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

  0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

  0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

  0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

  0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

  0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

  •  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of PowerShares Autonomic Growth NFA Global Asset Portfolio, which was lower than the median expense ratio of its ETF peer funds; the advisory fee of each of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares High Yield Corporate Bond Portfolio, which was equal to the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio or PowerShares Autonomic Balanced NFA Global Asset Portfolio); and

  •  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Steel Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

  •  lower than the median advisory fee of its open-end actively-managed peer funds.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2011, for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	5

PowerShares Autonomic Balanced NFA Global Asset Portfolio	7

PowerShares Autonomic Growth NFA Global Asset Portfolio	9

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Board Considerations Regarding Continuation of Investment Advisory Agreement	29

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)						Closing Price Below NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PAO	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	5/20/08	491	103	56	51	27	13	31	126	25	27	18	3	11
PCA	PowerShares Autonomic Balanced NFA Global Asset Portfolio	5/20/08	491	41	46	62	40	27	77	68	31	47	31	10	11
PTO	PowerShares Autonomic Growth NFA Global Asset Portfolio	5/20/08	491	79	76	72	39	17	40	64	39	35	13	7	10

2

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio Actual	$1,000.00	$1,106.22	0.25%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Autonomic Balanced NFA Global Asset Portfolio Actual	$1,000.00	$1,090.15	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Autonomic Growth
NFA Global Asset Portfolio
Actual	$1,000.00	$1,122.72	0.25%	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

4

Portfolio Composition

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Domestic Equity Funds	42.6
International Equity Funds	32.5
Fixed Income Funds	24.5
Commodity Funds	0.3
Currency Funds	0.1
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.0%
	Commodity Funds—0.3%
533	PowerShares DB Gold Fund(/)*	$22,418
328	PowerShares DB Oil Fund(/)*	9,686
		32,104
	Currency Funds—0.1%
517 PowerShares DB G10 Currency	Harvest Fund(/)*	12,470
	Domestic Equity Funds—42.6%
5,469	DJ Wilshire REIT ETF	314,194
19,700	PowerShares Dynamic Large Cap Growth Portfolio(=)	293,818
19,173	PowerShares Dynamic Large Cap Portfolio(=)	446,156
28,162	PowerShares Dynamic Large Cap Value Portfolio(=)	508,606
16,543	PowerShares Dynamic Mid Cap Growth Portfolio(=)	316,302
19,414	PowerShares Dynamic Mid Cap Value Portfolio(=)	299,170
9,291	PowerShares Dynamic Small Cap Growth Portfolio(=)	131,097
6,179	PowerShares Dynamic Small Cap Value Portfolio(=)	90,460
34,316	PowerShares FTSE RAFI US 1000 Portfolio(=)	1,819,777
6,472	PowerShares Zacks Micro Cap Portfolio(=)	75,722
		4,295,302
	Fixed Income Funds—24.5%
426	iShares Barclays 1-3 Year Treasury Bond Fund	35,588
2,215	iShares Barclays 7-10 Year Treasury Bond Fund	200,945
485	iShares Barclays Credit Bond Fund	50,275

Number of Shares		Value
	Exchange Traded Funds (Continued)
3,076	iShares Barclays MBS Bond Fund	$330,178
1,301	iShares Barclays TIPS Bond Fund	137,984
3,792	iShares iBoxx $ Investment Grade Corporate Bond Fund	406,919
27,500	PowerShares 1-30 Laddered Treasury Portfolio(=)	746,900
3,747	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	98,546
3,330	SPDR Barclays Capital High Yield Bond ETF	133,833
6,035	SPDR Barclays Capital International Treasury Bond ETF	332,830
		2,473,998
	International Equity Funds—32.5%
3,749	iShares MSCI EAFE Index Fund	204,058
1,027	iShares MSCI Emerging Markets Index Fund	43,185
20,735	iShares MSCI Japan Index Fund	215,437
10,605	iShares S&P Europe 350 Index Fund	390,582
1,657	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	79,655
12,024	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	444,467
17,511	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	386,643
1,799	PowerShares FTSE RAFI Japan Portfolio(=)	69,612
3,222	SPDR Dow Jones International Real Estate ETF	113,930
10,849	Vanguard Emerging Markets ETF	456,309
13,078	Vanguard Europe Pacific ETF	440,206
9,392	Vanguard European ETF	434,850
		3,278,934
	Total Exchange Traded Funds (Cost $9,320,458)	10,092,808

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
	5,267	Goldman Sachs Financial Square Prime
		Obligations Institutional Share Class
	(Cost $5,267)	$5,267
	Total Investments (Cost $9,325,725)—100.0%	10,098,075
	Liabilities in excess of other assets—(0.0%)	(2,255)
	Net Assets—100.0%	$10,095,820

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Autonomic Balanced NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Fixed Income Funds	39.3
Domestic Equity Funds	35.6
International Equity Funds	24.6
Commodity Funds	0.4
Currency Funds	0.1
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.0%
	Commodity Funds—0.4%
750	PowerShares DB Gold Fund(/)*	$31,545
485	PowerShares DB Oil Fund(/)*	14,322
		45,867
	Currency Funds—0.1%
744 PowerShares DB G10 Currency	Harvest Fund(/)*	17,945
	Domestic Equity Funds—35.6%
5,719	DJ Wilshire REIT ETF	328,557
19,697	PowerShares Dynamic Large Cap Growth Portfolio(=)	293,773
22,508	PowerShares Dynamic Large Cap Portfolio(=)	523,761
32,959	PowerShares Dynamic Large Cap Value Portfolio(=)	595,240
17,821	PowerShares Dynamic Mid Cap Growth Portfolio(=)	340,737
19,991	PowerShares Dynamic Mid Cap Value Portfolio(=)	308,061
9,969	PowerShares Dynamic Small Cap Growth Portfolio(=)	140,664
7,208	PowerShares Dynamic Small Cap Value Portfolio(=)	105,525
35,927	PowerShares FTSE RAFI US 1000 Portfolio(=)	1,905,209
7,259	PowerShares Zacks Micro Cap Portfolio(=)	84,930
		4,626,457
	Fixed Income Funds—39.3%
4,673	iShares Barclays 1-3 Year Treasury Bond Fund	390,383
6,650	iShares Barclays 7-10 Year Treasury Bond Fund	603,288
3,333	iShares Barclays Credit Bond Fund	345,499
5,386	iShares Barclays MBS Bond Fund	578,133

Number of Shares		Value
	Exchange Traded Funds (Continued)
2,717	iShares Barclays TIPS Bond Fund	$288,165
5,463	iShares iBoxx $ Investment Grade Corporate Bond Fund	586,235
38,261	PowerShares 1-30 Laddered Treasury Portfolio(=)	1,039,169
5,704	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	150,015
5,080	SPDR Barclays Capital High Yield Bond ETF	204,165
9,922	SPDR Barclays Capital International Treasury Bond ETF	547,198
12,239	SPDR Barclays Capital Mortgage Backed Bond ETF	328,372
641	Vanguard Short-Term Bond ETF	51,408
		5,112,030
	International Equity Funds—24.6%
249	iShares MSCI Emerging Markets Index Fund	10,470
39,078	iShares MSCI Japan Index Fund	406,020
11,815	iShares S&P Europe 350 Index Fund	435,146
2,206	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	106,047
10,322	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	381,553
18,272	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	403,446
3,455	SPDR Dow Jones International Real Estate ETF	122,169
9,495	Vanguard Emerging Markets ETF	399,360
11,228	Vanguard Europe Pacific ETF	377,934
12,126	Vanguard European ETF	561,434
		3,203,579
	Total Exchange Traded Funds (Cost $12,012,487)	13,005,878

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
	1,370	Goldman Sachs Financial Square Prime
		Obligations Institutional Share Class
	(Cost $1,370)	$1,370
	Total Investments (Cost $12,013,857)—100.0%	13,007,248
	Liabilities in excess of other assets—(0.0%)	(2,684)
	Net Assets—100.0%	$13,004,564

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares Autonomic Growth NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Domestic Equity Funds	49.2
International Equity Funds	40.8
Fixed Income Funds	9.6
Commodity Funds	0.3
Currency Funds	0.1
Other	(0.0)

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.0%
	Commodity Funds—0.3%
486	PowerShares DB Gold Fund(/)*	$20,441
295	PowerShares DB Oil Fund(/)*	8,711
		29,152
	Currency Funds—0.1%
496 PowerShares DB G10 Currency	Harvest Fund(/)*	11,964
	Domestic Equity Funds—49.2%
7,267	DJ Wilshire REIT ETF	417,489
28,693	PowerShares Dynamic Large Cap Growth Portfolio(=)	427,945
22,261	PowerShares Dynamic Large Cap Portfolio(=)	518,013
33,156	PowerShares Dynamic Large Cap Value Portfolio(=)	598,797
21,572	PowerShares Dynamic Mid Cap Growth Portfolio(=)	412,457
27,648	PowerShares Dynamic Mid Cap Value Portfolio(=)	426,056
12,725	PowerShares Dynamic Small Cap Growth Portfolio(=)	179,551
7,749	PowerShares Dynamic Small Cap Value Portfolio(=)	113,445
45,964	PowerShares FTSE RAFI US 1000 Portfolio(=)	2,437,471
8,763	PowerShares Zacks Micro Cap Portfolio(=)	102,527
		5,633,751
	Fixed Income Funds—9.6%
980	iShares Barclays 20+Year Treasury Bond Fund	90,327
391	iShares Barclays 7-10 Year Treasury Bond Fund	35,471
838	iShares Barclays MBS Bond Fund	89,951
538	iShares Barclays TIPS Bond Fund	57,060
1,715	iShares iBoxx $ Investment Grade Corporate Bond Fund	184,037

Number of Shares		Value
	Exchange Traded Funds (Continued)
12,451	PowerShares 1-30 Laddered Treasury Portfolio(=)	$338,169
2,583	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	67,933
2,463	SPDR Barclays Capital High Yield Bond ETF	98,988
2,605	SPDR Barclays Capital International Treasury Bond ETF	143,666
		1,105,602
	International Equity Funds—40.8%
9,149	iShares MSCI EAFE Index Fund	497,980
7,766	iShares MSCI Emerging Markets Index Fund	326,560
23,061	iShares MSCI Japan Index Fund	239,604
12,625	iShares S&P Europe 350 Index Fund	464,979
1,903	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	91,481
24,115	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	891,411
22,757	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	502,475
582	PowerShares FTSE RAFI Japan Portfolio(=)	22,521
3,756	SPDR Dow Jones International Real Estate ETF	132,812
12,316	Vanguard Emerging Markets ETF	518,011
14,846	Vanguard Europe Pacific ETF	499,716
10,661	Vanguard European ETF	493,604
		4,681,154
	Total Exchange Traded Funds (Cost $10,719,641)	11,461,623
	Total Investments (Cost $10,719,641)—100.0%	11,461,623
	Liabilities in excess of other assets—(0.0%)	(183)
	Net Assets—100.0%	$11,461,440

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio

April 30, 2010 (Unaudited)

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

10

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Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio
ASSETS:
Unaffiliated investments at value	$4,291,144	$6,629,118	$4,331,371
Affiliated investments at value (Note 4)	5,806,931	6,378,130	7,130,252
Cash	—	—	2,110
Total Assets	10,098,075	13,007,248	11,463,733
LIABILITES:
Accrued unitary management fees	2,255	2,684	2,293
NET ASSETS	$10,095,820	$13,004,564	$11,461,440
NET ASSETS CONSIST OF:
Shares of beneficial interest	$11,492,426	$13,512,375	$13,659,236
Undistributed net investment income	593	26,302	2,299
Accumulated net realized loss on investments	(2,169,549)	(1,527,504)	(2,942,077)
Net unrealized appreciation on investments	772,350	993,391	741,982
Net Assets	$10,095,820	$13,004,564	$11,461,440
Shares outstanding (unlimited amount authorized, $0.01 par value)	850,000	1,050,000	1,000,000
Net asset value	$11.88	$12.39	$11.46
Share Price	$11.88	$13.35	$11.47
Unaffiliated investments at cost	$3,973,995	$6,158,167	$4,092,113
Affiliated investments at cost	$5,351,730	$5,855,690	$6,627,528

See Notes to Financial Statements.

12

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$77,013	$107,540	$72,667
Affiliated dividend income	60,803	65,818	56,690
Total Income	137,816	173,358	129,357
EXPENSES:
Unitary management fees	13,206	15,478	13,030
Net Investment Income	124,610	157,880	116,327
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(10,272)	(25,869)	(149,185)
In-kind redemptions	543,564	797,379	776,555
Distributions from underlying fund shares	1,879	5,813	31
Net realized gain	535,171	777,323	627,401
Net change in unrealized appreciation on investments	403,188	127,290	410,391
Net realized and unrealized gain on investments	938,359	904,613	1,037,792
Net increase in net assets resulting from operations	$1,062,969	$1,062,493	$1,154,119

See Notes to Financial Statements.

13

Statements of Changes in Net Assets

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio		PowerShares Autonomic Balanced NFA Global Asset Portfolio		PowerShares Autonomic Growth NFA Global Asset Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$124,610	$224,026	$157,880	$263,838	$116,327	$177,082
Net realized gain (loss)	535,171	(1,241,734)	777,323	(1,213,729)	627,401	(1,691,466)
Net change in unrealized appreciation on investments	403,188	2,482,210	127,290	2,576,448	410,391	2,950,657
Net increase in net assets resulting from operations	1,062,969	1,464,502	1,062,493	1,626,557	1,154,119	1,436,273
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,413)	11,074	7,214	30,149	2,621	(10,709)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,379)	(204,003)	(200,823)	(239,450)	(192,793)	(137,636)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,729,336	909,677	4,188,843	4,112,036	4,501,747	1,732,777
Value of shares repurchased	(2,353,734)	—	(3,591,040)	(1,095,871)	(3,882,325)	(2,193,676)
Net income equalization	4,413	(11,074)	(7,214)	(30,149)	(2,621)	10,709
Net increase (decrease) in net assets resulting from shares transactions	(619,985)	898,603	590,589	2,986,016	616,801	(450,190)
Increase in Net Assets	259,192	2,170,176	1,459,473	4,403,272	1,580,748	837,738
NET ASSETS:
Beginning of period	9,836,628	7,666,452	11,545,091	7,141,819	9,880,692	9,042,954
End of period	$10,095,820	$9,836,628	$13,004,564	$11,545,091	$11,461,440	$9,880,692
Undistributed net investment income at end of period	$593	$59,775	$26,302	$62,031	$2,299	$76,144
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	100,000	350,000	400,000	400,000	200,000
Shares repurchased	(200,000)	—	(300,000)	(100,000)	(350,000)	(250,000)
Shares outstanding, beginning of period	900,000	800,000	1,000,000	700,000	950,000	1,000,000
Shares outstanding, end of period	850,000	900,000	1,050,000	1,000,000	1,000,000	950,000

See Notes to Financial Statements.

14

15

Financial Highlights

See Notes to Financial Statements.

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.93	$9.58	$15.10
Net investment income**	0.14	0.25	0.19
Net realized and unrealized gain (loss) on investments	1.01	1.33	(5.60)
Total from investment operations	1.15	1.58	(5.41)
Distribution to shareholders from:
Net investment income	(0.20)	(0.23)	(0.11)
Net asset value at end of period	$11.88	$10.93	$9.58
Share price at end of period***	$11.88	$11.01	$9.34
NET ASSET VALUE TOTAL RETURN****	10.62%	16.88%	(36.04	)%(a)
SHARE PRICE TOTAL RETURN****	9.82%	20.75%	(37.64	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,096	$9,837	$7,666
Ratio to average net assets of:
Expenses †	0.25%	0.26%	0.25	%††
Net investment income	2.36%	2.63%	3.58	%††
Portfolio turnover rate †††	23%	57%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.01)	$0.01	$0.06

PowerShares Autonomic Balanced NFA Global Asset Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.55	$10.20	$15.08
Net investment income**	0.15	0.29	0.20
Net realized and unrealized gain (loss) on investments	0.88	1.34	(4.96)
Total from investment operations	1.03	1.63	(4.76)
Distribution to shareholders from:
Net investment income	(0.19)	(0.28)	(0.12)
Net asset value at end of period	$12.39	$11.55	$10.20
Share price at end of period***	$13.35	$11.54	$10.46
NET ASSET VALUE TOTAL RETURN****	9.01%	16.33%	(31.74	)%(b)
SHARE PRICE TOTAL RETURN****	17.56%	13.30%	(30.02	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,005	$11,545	$7,142
Ratio to average net assets of:
Expenses †	0.25%	0.26%	0.25	%††
Net investment income	2.55%	2.80%	3.64	%††
Portfolio turnover rate †††	6%	67%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

††  Annualized.

†††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

16

Financial Highlights (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.40	$9.04	$15.12
Net investment income**	0.12	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.14	1.34	(6.14)
Total from investment operations	1.26	1.53	(6.02)
Distribution to shareholders from:
Net investment income	(0.20)	(0.17)	(0.06)
Net asset value at end of period	$11.46	$10.40	$9.04
Share price at end of period***	$11.47	$10.51	$8.90
NET ASSET VALUE TOTAL RETURN****	12.27%	17.36%	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	11.21%	20.46%	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,461	$9,881	$9,043
Ratio to average net assets of:
Expenses †	0.25%	0.26%	0.25	%††
Net investment income	2.23%	2.14%	2.36	%††
Portfolio turnover rate †††	28%	48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (b)	$(0.01)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

††  Annualized.

†††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

17

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered forty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	"Autonomic Balanced Growth NFA Global Asset Portfolio"

PowerShares Autonomic Balanced NFA Global Asset Portfolio	"Autonomic Balanced NFA Global Asset Portfolio"

PowerShares Autonomic Growth NFA Global Asset Portfolio	"Autonomic Growth NFA Global Asset Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, a Fund would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Fund of Funds Risk. Each Fund pursues its investment objective by investing its assets in underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETFs that comprise the underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.25% of the Fund's average daily net assets.

Each Fund indirectly bears the fees and expenses of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in affiliated underlying ETFs, the management fee received by the Adviser will increase.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB ETFs in which each Fund invests. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the Distribution Agreement.

The Adviser has entered into a licensing agreement for each Fund with New Frontier Management LLC (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds and other PowerShares ETFs have the same investment adviser and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the six month period ended April 30, 2010.

Autonomic Balanced Growth NFA Global Asset Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$795,661	$68,436	$(104,214)	$(13,176)	$193	$746,900	$15,218
PowerShares Dynamic Large Cap Growth Portfolio	1,133,384	71,742	(1,025,207)	(76,736)	190,635	293,818	3,192
PowerShares Dynamic Large Cap Portfolio	447,952	29,966	(95,145)	58,031	5,352	446,156	1,839
PowerShares Dynamic Large Cap Value Portfolio	1,549,604	304,833	(1,509,375)	103,415	60,129	508,606	15,687
PowerShares Dynamic Mid Cap Growth Portfolio	458,073	59,132	(279,807)	71,698	7,206	316,302	396

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2010	Dividend Income
PowerShares Dynamic Mid Cap Value Portfolio	$412,858	$26,384	$(212,813)	$28,522	$44,219	$299,170	$4,668
PowerShares Dynamic Small Cap Growth Portfolio	166,652	61,212	(130,724)	33,847	110	131,097	993
PowerShares Dynamic Small Cap Value Portfolio	133,541	8,629	(80,749)	34,757	(5,718)	90,460	457
PowerShares Emerging Markets Sovereign Debt Portfolio	167,340	20,897	(89,835)	(28,200)	28,344	98,546	3,866
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,157	11,525	(63,010)	(14,686)	22,669	79,655	4,440
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	379,702	125,102	(58,950)	(16,984)	15,597	444,467	6,698
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	417,178	(45,938)	13,247	2,156	386,643	401
PowerShares FTSE RAFI Japan Portfolio	74,598	5,609	(16,802)	3,239	2,968	69,612	789
PowerShares FTSE RAFI US 1000 Portfolio	—	1,855,455	(218,905)	161,927	21,300	1,819,777	2,057
PowerShares Zacks Micro Cap Portfolio	54,798	13,248	(11,169)	17,220	1,625	75,722	102
Total Investments in Affiliates	$5,897,320	$3,079,348	$(3,942,643)	$376,121	$396,785	$5,806,931	$60,803

Autonomic Balanced NFA Global Asset Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$977,273	$99,783	$(22,933)	$(11,178)	$(3,776)	$1,039,169	$18,919
PowerShares Dynamic Large Cap Growth Portfolio	1,236,616	70,506	(1,139,333)	(138,376)	264,360	293,773	3,661
PowerShares Dynamic Large Cap Portfolio	522,543	32,261	(101,665)	90,399	(19,777)	523,761	2,255
PowerShares Dynamic Large Cap Value Portfolio	1,457,940	346,140	(1,362,837)	(14,295)	168,292	595,240	15,461
PowerShares Dynamic Mid Cap Growth Portfolio	382,522	71,334	(183,458)	33,689	36,650	340,737	347
PowerShares Dynamic Mid Cap Value Portfolio	414,719	23,888	(204,153)	33,432	40,175	308,061	4,925
PowerShares Dynamic Small Cap Growth Portfolio	98,797	46,880	(29,909)	18,437	6,459	140,664	618
PowerShares Dynamic Small Cap Value Portfolio	122,264	7,573	(52,578)	13,421	14,845	105,525	431
PowerShares Emerging Markets Sovereign Debt Portfolio	280,212	30,986	(160,105)	(42,464)	41,386	150,015	5,841
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	144,726	12,209	(59,598)	(17,375)	26,085	106,047	5,355

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2010	Dividend Income
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$301,099	$91,415	$(8,018)	$(1,869)	$(1,074)	$381,553	$5,680
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	388,995	—	14,451	—	403,446	389
PowerShares FTSE RAFI US 1000 Portfolio	—	1,741,137	(2,065)	166,087	50	1,905,209	1,851
PowerShares Zacks Micro Cap Portfolio	43,504	24,718	(784)	17,729	(237)	84,930	85
Total Investments in Affiliates	$5,982,215	$2,987,825	$(3,327,436)	$162,088	$573,438	$6,378,130	$65,818

Autonomic Growth NFA Global Asset Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$333,301	$569,449	$(556,711)	$35,749	$(43,619)	$338,169	$5,053
PowerShares Dynamic Large Cap Growth Portfolio	1,576,354	111,850	(1,413,738)	(80,256)	233,735	427,945	4,389
PowerShares Dynamic Large Cap Portfolio	436,947	46,087	(26,262)	63,393	(2,152)	518,013	1,796
PowerShares Dynamic Large Cap Value Portfolio	1,427,308	179,397	(1,161,307)	44,041	109,358	598,797	14,643
PowerShares Dynamic Mid Cap Growth Portfolio	220,570	151,452	(21,072)	67,056	(5,549)	412,457	191
PowerShares Dynamic Mid Cap Value Portfolio	444,019	102,418	(199,170)	32,600	46,189	426,056	5,016
PowerShares Dynamic Small Cap Growth Portfolio	163,990	79,698	(98,312)	52,560	(18,385)	179,551	979
PowerShares Dynamic Small Cap Value Portfolio	151,844	16,199	(86,921)	39,166	(6,843)	113,445	513
PowerShares Emerging Markets Sovereign Debt Portfolio	120,668	54,051	(106,319)	(13,777)	13,310	67,933	2,476
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,382	5,643	(44,882)	(1,272)	8,610	91,481	4,374
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	811,561	482,943	(390,581)	(127,315)	114,803	891,411	14,195
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	506,562	(18,827)	14,129	611	502,475	441
PowerShares FTSE RAFI Japan Portfolio	6,306	69,932	(55,103)	1,302	84	22,521	68
PowerShares FTSE RAFI US 1000 Portfolio	—	2,448,246	(217,307)	191,048	15,484	2,437,471	2,412
PowerShares Zacks Micro Cap Portfolio	76,718	19,771	(17,034)	28,988	(5,916)	102,527	144
Total Investments in Affiliates	$5,892,968	$4,843,698	$(4,413,546)	$347,412	$459,720	$7,130,252	$56,690

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Autonomic Balanced Growth NFA Global Asset Portfolio
Equity Securities	$10,092,808	$—	$—	$10,092,808
Money Market Fund	5,267	—	—	5,267
Total Investments	10,098,075	—	—	10,098,075
Autonomic Balanced NFA Global Asset Portfolio
Equity Securities	13,005,878	—	—	13,005,878
Money Market Fund	1,370	—	—	1,370
Total Investments	13,007,248	—	—	13,007,248
Autonomic Growth NFA Global Asset Portfolio
Equity Securities	11,461,623	—	—	11,461,623

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward)

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2016	2017	Total*
Autonomic Balanced Growth NFA Global Asset Portfolio	$1,323,393	$981,150	$2,304,543
Autonomic Balanced NFA Global Asset Portfolio	895,279	812,272	1,707,551
Autonomic Growth NFA Global Asset Portfolio	1,740,326	1,245,668	2,985,994

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six month period ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Autonomic Balanced Growth NFA Global Asset Portfolio	$2,451,978	$2,575,320
Autonomic Balanced NFA Global Asset Portfolio	3,277,390	726,338
Autonomic Growth NFA Global Asset Portfolio	5,426,440	2,900,962

For the six month period ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Autonomic Balanced Growth NFA Global Asset Portfolio	$2,206,599	$2,764,267
Autonomic Balanced NFA Global Asset Portfolio	1,858,151	3,842,043
Autonomic Growth NFA Global Asset Portfolio	2,547,395	4,519,709

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

26

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

At April 30, 2010, costs of investments on a tax basis, includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Autonomic Balanced Growth NFA Global Asset Portfolio	$9,739,637	$358,438	$837,958	$(479,520)
Autonomic Balanced NFA Global Asset Portfolio	12,624,107	383,141	1,024,244	(641,103)
Autonomic Growth NFA Global Asset Portfolio	11,309,428	152,195	751,945	(599,750)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 11. Subsequent Events

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Autonomic Balanced NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares RiverFront Tactical Growth & Income Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RiverFront Global Tactical Balanced Growth & Income Index.

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares RiverFront Tactical Balanced Growth Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RiverFront Global Tactical Balanced Growth Index.

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Autonomic Growth NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares Ibbotson Alternative Completion Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Ibbotson Alternative Completion Index.

28

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 32 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and

29

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund, other than PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Emerging Markets Portfolio's, PowerShares High Yield Corporate Bond Portfolio's and PowerShares Preferred Portfolio's tracking error. With respect to the PowerShares High Yield Corporate Bond Portfolio, the Trustees considered the Adviser's representation that a primary cause of the Fund's tracking error is the quarterly rebalancing of securities comprising its underlying index. The Trustees also considered that, at the April 15, 2010 Board meeting, the Adviser had recommended and the Board had approved changing the Fund's underlying index, which would take effect in the third quarter of 2010, and may reduce the Fund's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

  0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

  0.35%:  PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

  0.50%:  PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio

30

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

  0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

  0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

  0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

  0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

  0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

  •  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of PowerShares Autonomic Growth NFA Global Asset Portfolio, which was lower than the median expense ratio of its ETF peer funds; the advisory fee of each of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares High Yield Corporate Bond Portfolio, which was equal to the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio or PowerShares Autonomic Balanced NFA Global Asset Portfolio); and

  •  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Steel Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

  •  lower than the median advisory fee of its open-end actively-managed peer funds.

31

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2011, for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

32

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-11

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	6

PowerShares Build America Bond Portfolio	7

PowerShares CEF Income Composite Portfolio	13

PowerShares Emerging Markets Sovereign Debt Portfolio	15

PowerShares High Yield Corporate Bond Portfolio	18

PowerShares Insured California Municipal Bond Portfolio	21

PowerShares Insured National Municipal Bond Portfolio	25

PowerShares Insured New York Municipal Bond Portfolio	32

PowerShares Preferred Portfolio	36

PowerShares VRDO Tax-Free Weekly Portfolio	38

Statements of Assets and Liabilities	44

Statements of Operations	46

Statements of Changes in Net Assets	48

Financial Highlights	52

Notes to Financial Statements	57

Board Considerations Regarding Continuation and Approval of Investment Advisory Agreements	69

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)						Closing Price Below NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	643	347	71	6	0	0	0	196	20	3	0	0	0
BAB Bond Portfolio	PowerShares Build America	11/17/09	113	43	25	2	0	0	0	34	7	2	0	0	0
PCEF	PowerShares CEF Income Composite Portfolio	02/19/10	50	8	4	7	0	1	7	13	3	6	1	0	0
PCY Sovereign Debt Portfolio	PowerShares Emerging Markets	10/11/07	643	40	46	63	106	88	186	43	18	10	5	4	34
PHB	PowerShares High Yield Corporate Bond Portfolio	11/15/07	618	23	35	153	117	60	144	26	20	24	1	4	11
PWZ Municipal Bond Portfolio	PowerShares Insured California	10/11/07	643	219	91	58	29	11	20	152	36	22	3	2	0
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	643	260	107	62	28	14	7	128	30	4	3	0	0
PZT Municipal Bond Portfolio	PowerShares Insured New York	10/11/07	643	173	71	58	23	14	22	221	34	23	2	1	1
PGX	PowerShares Preferred Portfolio	01/31/08	566	108	94	90	63	49	97	45	8	5	3	2	2
PVI Weekly Portfolio	PowerShares VRDO Tax-Free	11/15/07	618	452	3	0	0	0	0	158	5	0	0	0	0

2

3

Fees and Expenses
As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2010.

In addition to the fees and expenses which the PowerShares CEF Composite Income Portfolio (the "Portfolio") bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the underlying funds have varied expenses and fee levels and the Portfolio may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Portfolio invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio
Actual	$1,000.00	$1,003.76	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,003.76	0.25%	$1.25
PowerShares Build America Bond Portfolio(2)
Actual	$1,000.00	$1,052.78	0.28%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,052.78	0.28%	$1.40

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares CEF Income Composite Portfolio(3)
Actual	$1,000.00	$1,054.12	0.50%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,054.12	0.50%	$2.51
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$1,059.97	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,059.97	0.50%	$2.51
PowerShares High Yield Corporate Bond Portfolio Actual	$1,000.00	$1,083.07	0.50%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,083.07	0.50%	$2.51
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$1,038.00	0.28%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,038.00	0.28%	$1.40
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$1,035.67	0.28%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,035.67	0.28%	$1.40
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$1,041.88	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,041.88	0.28%	$1.40
PowerShares Preferred Portfolio Actual	$1,000.00	$1,102.74	0.50%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,102.74	0.50%	$2.51
PowerShares VRDO Tax-Free Weekly Portfolio Actual	$1,000.00	$1,001.25	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,001.25	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 17, 2009 (Fund Inception) to April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 165 and then dividing the result by 365.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 19, 2010 (Fund Inception) to April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 71 and then dividing the result by 365.

5

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Maturing in 1 to 5 Years	15.9
Maturing in 6 to 10 Years	16.2
Maturing in 11 to 15 Years	16.2
Maturing in 16 to 20 Years	16.2
Maturing in 21 to 25 Years	9.9
Maturing in 26 to 30 Years	22.9
Money Market Fund	1.7
Other	1.0

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

April 30, 2010 (Unaudited)

Principal Amount	Value

Number of Shares	Value

	United States Government Obligations—97.3%
	United States Treasury Bonds—71.7%
$1,675,000	8.875%, 02/15/19	$2,365,676
1,688,000	8.500%, 02/15/20	2,362,674
1,739,000	7.875%, 02/15/21	2,369,116
1,691,000	8.000%, 11/15/21	2,338,071
1,821,000	7.125%, 02/15/23	2,383,804
1,954,000	6.250%, 08/15/23	2,390,291
1,711,000	7.625%, 02/15/25	2,367,863
1,987,000	6.000%, 02/15/26	2,393,715
1,870,000	6.625%, 02/15/27	2,401,781
1,921,000	6.125%, 11/15/27	2,354,126
2,140,000	5.250%, 02/15/29	2,386,434
1,870,000	6.250%, 05/15/30	2,344,804
6,369,000	5.375%, 02/15/31	7,231,802
7,183,000	4.500%, 02/15/36	7,222,284
2,305,000	4.750%, 02/15/37	2,405,484
2,456,000	4.375%, 02/15/38	2,406,880
2,883,000	3.500%, 02/15/39	2,409,107
2,309,000	4.625%, 02/15/40	2,345,801
		52,479,713
	United States Treasury Notes—25.6%
2,224,000	4.500%, 02/28/11	2,299,496
2,155,000	4.625%, 02/29/12	2,303,072
2,201,000	3.875%, 02/15/13	2,353,523
2,184,000	4.000%, 02/15/14	2,355,479
2,192,000	4.000%, 02/15/15	2,360,168
2,152,000	4.500%, 02/15/16	2,363,333
2,151,000	4.625%, 02/15/17	2,366,941
2,341,000	3.500%, 02/15/18	2,378,128
		18,780,140
	Total United States Government Obligations (Cost $72,587,673)	71,259,853

	Money Market Fund—1.7%
1,225,642	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,225,642)	$1,225,642
	Total Investments (Cost $73,813,315)—99.0%	72,485,495
	Other assets less liabilities—1.0%	758,989
	Net Assets—100.0%	$73,244,484

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Build America Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Ad Valorem Property Tax	31.5
Lease Revenue	10.6
College Revenue	9.2
Port, Airport & Marina Revenue	6.8
Water Revenue	6.8
Electric Power Revenue	6.4
Sewer Revenue	5.5
Fuel Sales Tax Revenue	4.7
Miscellaneous Revenue	4.4
Hospital Revenue	2.4
Tax Increment Revenue	1.7
General Fund	1.7
Transit Revenue	1.6
Hotel Occupancy Tax	1.5
Parimutuel Betting	1.4
Sales Tax Revenue	1.2
Highway Tolls Revenue	1.2
Tobacco & Liquor Taxes	0.3
Income Tax Revenue	0.1
Money Market Fund	3.9
Other	(2.9)

Schedule of Investments

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—99.0%
	Ad Valorem Property Tax—31.5%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,044,730
1,000,000	Bolingbrook Illinois Ref. Ser. 10B AGM	4.940	01/01/21	1,030,880
8,575,000	California State Ser. 09	7.300	10/01/39	9,187,255
3,135,000	California State Ser. 09	7.350	11/01/39	3,387,023
4,175,000	California State Ser. 10	6.650	03/01/22	4,426,961
2,000,000	California State Ser. 10	7.950	03/01/36	2,127,180
2,500,000	California State Ser. 10	7.625	03/01/40	2,780,625
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,036,320
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,060,960
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,541,130
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,594,455
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,759,207
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,548,210
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,618,464
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,045,010
200,000	Delaware State Ser. 09D	5.200	10/01/26	202,066
500,000	Denver Colorado City & County School District No. 1 Ser 09C	5.664	12/01/33	512,070
1,500,000	Detroit Michigan City School District Ser. 09B	7.747	05/01/39	1,655,775
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,050,980
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,053,780
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,014,770

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$200,000	Edgewood Ohio City School District Ser. 09	7.500%	12/01/37	$207,158
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,020,460
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,033,530
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,048,030
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	200,414
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	321,821
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,014,150
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,032,940
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,054,300
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	511,965
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,618,444
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	513,510
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,083,230
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	189,350
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	199,772
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	507,495
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,026,730
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,079,380
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,079,060
9,000,000	New York City New York Ser. 10	5.968	03/01/36	9,204,120
200,000	New York City Ser. 09A-2	5.206	10/01/31	186,358
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,025,480
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,025,220
1,000,000 Philadelphia Pennsylvania School District Ser. 10 6.615 06/01/30 1,032,580 1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,041,554
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	507,660
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,008,610
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,543,305
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	3,961,149
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,034,680
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,041,510
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,040,540
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	201,988
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,013,190
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,035,240
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	684,956
				93,007,730
	College Revenue—9.2%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	502,020
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,043,930
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,037,920
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,028,840
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,622,670
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,393,548
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	539,344
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,161,868
5,000,000	Mesa State College Coloroda Auxilary Facilities Enterprise Rev. Ser. 10B	6.746	05/15/42	5,193,950
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,027,970
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,024,090

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927%	10/01/30	$1,016,790
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,051,630
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	507,905
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	252,370
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,025,360
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	503,495
500,000	University Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	506,005
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,020,380
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	254,632
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	495,555
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,525,155
250,000	Wayne State University Ser. 09B	6.536	11/15/39	250,273
				26,985,700
	Electric Power Revenue—6.4%
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	204,086
750,000	Benton County Washington Public Utility (District No. 1 Electric) Rev. Ser. 10	6.546	11/01/30	765,247
6,500,000	Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10	6.884	09/01/32	6,690,125
2,500,000	Grant County Washington Public Utility (District No. 2 Priest Rapids Hydro Electric) Ref. Ser. 10L	5.730	01/01/30	2,548,775
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,095,520
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	514,645
500,000 Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A 6.790 01/01/29 503,510 5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	5,067,900
500,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	526,080
				18,915,888
	Fuel Sales Tax Revenue—4.7%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,086,450
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	1,011,650
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,041,070
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,491,378
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,339,100
				13,969,648
	General Fund—1.7%
2,675,000	California State Various Purpose Ser. 09	7.550	04/01/39	2,956,250
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,052,400
				5,008,650
	Highway Tolls Revenue—1.2%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	627,844
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	200,716
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,016,890
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	256,812
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	251,343
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,179,336
				3,532,941

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hospital Revenue—2.4%
$1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223%	02/15/40	$1,080,970
3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,101,550
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser.10B	7.000	12/01/35	1,015,740
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	982,760
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	508,665
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	518,260
				7,207,945
	Hotel Occupancy Tax—1.5%
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,163,620
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	2,132,880
				4,296,500
	Income Tax Revenue—0.1%
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	203,744
	Lease Revenue—10.6%
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,107,360
2,500,000	California State Public Works Board Lease Rev. (University of California Projects ) Ser. 10C-2	7.004	03/01/35	2,557,325
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	533,415
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,100,320
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,103,550
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,016,880
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,032,480
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	531,265
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	509,430
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	1,005,750
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,054,390
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,052,130
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,042,720
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,025,500
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,016,050
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	516,165
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	2,998,770
				31,203,500
	Miscellaneous Revenue—4.4%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	512,685
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	500,980
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,022,760
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,583,930
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	491,450
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	511,255
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,191,800
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,043,470
				12,858,330

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Parimutuel Betting—1.4%
$2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041%	07/01/25	$2,536,775
1,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.584	07/01/29	1,538,565
				4,075,340
	Port, Airport & Marina Revenue—6.8%
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.845	01/01/38	5,154,200
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.395	01/01/40	5,243,050
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,208,680
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,539,075
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	248,408
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,544,700
				19,938,113
	Sales Tax Revenue—1.2%
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,048,990
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	203,410
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	257,015
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,135,796
				3,645,211
	Sewer Revenue—5.5%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	504,160
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	519,950
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,059,128
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,106,669
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,164,611
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,213,454
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	517,460
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	202,388
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	524,150
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,013,780
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,121,200
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,242,400
				16,189,350
	Tax Increment Revenue—1.7%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,495,626
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	523,415
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,015,200
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,021,320
				5,055,561
	Tobacco & Liquor Taxes—0.3%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,016,980
	Transit Revenue—1.6%
2,000,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,055,780
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,085,530
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	532,325
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,088,540
				4,762,175

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Water Revenue—6.8%
$500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680%	12/01/39	$509,160
1,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	1,056,160
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	1,997,680
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,298,750
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,078,760
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	126,190
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	501,485
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,014,340
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,042,280
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,017,100
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	512,320
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	511,625
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	512,040
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	537,655
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,047,480
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,054,080
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,566,675
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	526,635
				19,910,415
	Total Municipal Bonds (Cost $281,383,274)			291,783,721
Number of Shares
	Money Market Fund—3.9%
11,596,669	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,596,669)			11,596,669
	Total Investments (Cost $292,979,943)—102.9%			303,380,390
	Liabilities in excess of other assets—(2.9%)			(8,565,833)
	Net Assets—100.0%			$294,814,557

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares CEF Income Composite Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Option Income	41.6
Bond	38.1
Bond/High Yield	20.2
Other	0.1

Schedule of Investments

PowerShares CEF Income Composite Portfolio

April 30, 2010 (Unaudited)

Number of Shares	Value

Number of Shares	Value

	Closed-End Funds—99.9%
	Bond—38.1%
506,493	AllianceBernstein Income Fund	$4,117,788
61,717	BlackRock Core Bond Trust	764,674
94,308	BlackRock Credit Allocation Income Trust II, Inc.	976,088
133,871	BlackRock Credit Allocation Income Trust IV	1,685,436
19,429	BlackRock Enhanced Government Fund, Inc.	319,218
78,450	BlackRock Income Opportunity Trust, Inc.	749,198
167,299	BlackRock Income Trust, Inc.	1,092,462
81,811	BlackRock Limited Duration Income Trust	1,376,061
31,849	Duff & Phelps Utility and Corporate Bond Trust, Inc.	379,640
47,847	Eaton Vance Short Duration Diversified Income Fund	838,279
10,645	Federated Enhanced Treasury Income Fund	196,933
64,407	Franklin Templeton Limited Duration Income Trust	886,884
113,631	MFS Charter Income Trust	1,071,540
42,676	MFS Government Markets Income Trust	317,083
185,810	MFS Intermediate Income Trust	1,230,062
180,162	MFS Multimarket Income Trust	1,219,697
26,521	Montgomery Street Income Securities, Inc.	417,175
14,963	Nuveen Global Government Enhanced Income Fund	251,827
20,736	Nuveen Mortgage Opportunity Term Fund	518,193
263,976	Nuveen Multi-Strategy Income and Growth Fund	2,132,926
147,516	Nuveen Quality Preferred Income Fund	1,063,590
271,590	Nuveen Quality Preferred Income Fund II	2,129,266
42,545	PIMCO Corporate Income Fund	637,750
74,739	Putnam Master Intermediate Income Trust	448,434
225,063	Putnam Premier Income Trust	1,465,160
45,792	Strategic Global Income Fund, Inc.	507,375
184,200	Templeton Global Income Fund	1,891,734
18,124	Van Kampen Bond Fund	353,237
23,546	Western Asset Global Corporate Defined Opportunity Fund, Inc.	434,659
19,013	Western Asset Investment Grade Defined Opportunity Trust, Inc.	399,273

	Closed-End Funds (Continued)
143,938	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	$1,797,786
60,600	Western Asset/Claymore Inflation-Linked Securities & Income Fund	773,862
		32,443,290
	Bond/High Yield—20.2%
153,897	AllianceBernstein Global High Income Fund, Inc.	2,208,422
61,013	BlackRock Corporate High Yield Fund III, Inc.	425,261
68,094	BlackRock Corporate High Yield Fund V, Inc.	797,381
49,605	BlackRock Corporate High Yield Fund, Inc.	341,282
205,518	BlackRock Debt Strategies Fund, Inc.	846,734
29,135	BlackRock Floating Rate Income	437,025
38,817	BlackRock Floating Rate Income Strategies Fund II, Inc.	600,887
60,293	BlackRock Floating Rate Income Strategies Fund, Inc.	981,570
117,869	BlackRock Senior High Income Fund, Inc.	479,727
109,193	Credit Suisse Asset Management Income Fund, Inc.	401,830
50,205	Eaton Vance Floating-Rate Income Trust	806,794
96,527	Evergreen Income Advantage Fund	928,590
32,473	Global High Income Fund, Inc.	437,087
54,223	Morgan Stanley Emerging Markets Debt Fund, Inc.	586,693
51,791	New America High Income Fund, Inc.	502,891
74,821	PIMCO Corporate Opportunity Fund	1,224,071
98,991	Templeton Emerging Markets Income Fund	1,497,734
71,985	Western Asset Emerging Markets Debt Fund, Inc.	1,297,170
73,423	Western Asset Emerging Markets Income Fund, Inc.	936,143
	102,072	Western Asset High Income Opportunity
	Fund, Inc.	657,344
62,631	Western Asset Managed High Income Fund, Inc.	382,675
33,518	Western Asset Worldwide Income Fund, Inc.	441,767
		17,219,078

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
	Option Income—41.6%
31,548	Advent Claymore Enhanced Growth & Income Fund	$378,892
81,815	BlackRock Enhanced Dividend Achievers Trust	719,972
62,183	BlackRock Global Energy and Resources Trust	1,585,667
96,533	BlackRock Global Opportunities Equity Trust	1,930,660
123,509	BlackRock International Growth and Income Trust	1,362,304
113,306	BlackRock Real Asset Equity Trust	1,477,510
14,382	Dow 30 Premium & Dividend Income Fund, Inc.	207,676
63,619	Eaton Vance Enhanced Equity Income Fund	897,028
58,144	Eaton Vance Enhanced Equity Income Fund II	802,387
28,164	Eaton Vance Tax-Managed Buy-Write Income Fund	450,061
99,624	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,420,638
238,436	Eaton Vance Tax-Managed Diversified Equity Income Fund	3,214,117
168,337	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	2,237,199
492,968	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	6,024,069
47,038	First Trust Enhanced Equity Income Fund	564,926
24,803	ING Global Advantage and Premium Opportunity Fund	346,002
113,418	ING Global Equity Dividend & Premium Opportunity Fund	1,440,409
44,631	Madison/Claymore Covered Call & Equity Strategy Fund	417,300
30,033	NASDAQ Premium Income & Growth Fund, Inc.	418,059
257,184	NFJ Dividend Interest & Premium Strategy Fund	4,076,366
13,131	Nicholas-Applegate International & Premium Strategy Fund	196,965
51,369	Nuveen Equity Premium Advantage Fund	691,940
36,753	Nuveen Equity Premium and Growth Fund	504,986
75,632	Nuveen Equity Premium Income Fund	1,022,545
131,235	Nuveen Equity Premium Opportunity Fund	1,762,486
38,619	Nuveen Global Value Opportunities Fund	738,782
18,672	Seligman Premium Technology Growth Fund, Inc.	370,639
19,794	Small Cap Premium & Dividend Income Fund, Inc.	207,639
		35,467,224
	Total Investments (Cost $84,324,371)—99.9%	85,129,592
	Other assets less liabilities—0.1%	76,605
	Net Assets—100.0%	$85,206,197

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio

Country Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Ukraine	5.1
El Salvador	4.9
Indonesia	4.8
Pakistan	4.8
Uruguay	4.8
Bulgaria	4.7
Venezuela	4.7
Brazil	4.6
South Africa	4.6
Philippines	4.5
Poland	4.5
Hungary	4.5
Panama	4.4
Peru	4.4
Colombia	4.4
Russia	4.4
Turkey	4.3
Mexico	4.2
Qatar	4.1
South Korea	3.9
Vietnam	3.7
Lithuania	3.7
United States	0.2
Other	1.8

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.0%
	Brazil—4.6%
$10,266,000	Republic of Brazil	10.125%	05/15/27	$15,245,010
5,000,000	Republic of Brazil	8.250	01/20/34	6,450,000
5,240,000	Republic of Brazil	7.125	01/20/37	6,026,000
				27,721,010
	Bulgaria—4.7%
24,086,000	Republic of Bulgaria	8.250	01/15/15	28,240,594
	Colombia—4.4%
2,000,000	Republic of Colombia	8.125	05/21/24	2,415,000
18,909,000	Republic of Colombia	7.375	09/18/37	21,178,080
2,500,000	Republic of Colombia	6.125	01/18/41	2,393,750
				25,986,830
	El Salvador—4.9%
20,279,000	Republic of El Salvador	8.250	04/10/32	23,016,665
5,700,000	Republic of El Salvador	7.650	06/15/35	6,184,500
				29,201,165

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Hungary—4.5%
$18,935,000	Republic of Hungary	4.750%	02/03/15	$19,516,475
6,700,000	Republic of Hungary	6.250	01/29/20	7,027,081
				26,543,556
	Indonesia—4.8%
18,563,000	Republic of Indonesia	8.500	10/12/35	23,528,603
4,450,000	Republic of Indonesia	7.750	01/17/38	5,239,875
				28,768,478
	Lithuania—3.7%
10,375,000	Republic of Lithuania	6.750	01/15/15	11,230,938
10,000,000	Republic of Lithuania	7.375	02/11/20	10,912,500
				22,143,438
	Mexico—4.2%
15,542,000	United Mexican States, MTN	8.300	08/15/31	19,932,615
2,150,000	United Mexican States, Series A, MTN	7.500	04/08/33	2,553,125
2,375,000	United Mexican States, Series A, MTN	6.750	09/27/34	2,588,750
				25,074,490
	Pakistan—4.8%
9,757,000	Islamic Republic of Pakistan	7.125	03/31/16	9,424,277
20,673,000	Islamic Republic of Pakistan	6.875	06/01/17	19,329,255
				28,753,532
	Panama—4.4%
2,170,000	Republic of Panama	7.250	03/15/15	2,511,775
4,560,000	Republic of Panama	7.125	01/29/26	5,266,800
13,993,000	Republic of Panama	8.875	09/30/27	18,540,725
				26,319,300
	Peru—4.4%
6,700,000	Republic of Peru	7.350	07/21/25	7,839,000
13,854,000	Republic of Peru	8.750	11/21/33	18,356,550
				26,195,550
	Philippines—4.5%
1,750,000	Republic of Philippines	10.625	03/16/25	2,561,650
13,996,000	Republic of Philippines	9.500	02/02/30	18,999,570
4,485,000	Republic of Philippines	7.750	01/14/31	5,236,237
				26,797,457
	Poland—4.5%
16,712,000	Republic of Poland	5.250	01/15/14	18,006,612
1,222,000	Republic of Poland	5.000	10/19/15	1,297,077
6,650,000	Republic of Poland	6.375	07/15/19	7,362,933
				26,666,622
	Qatar—4.1%
13,167,000	State of Qatar	9.750	06/15/30	19,026,315
4,900,000	State of Qatar	6.400	01/20/40	5,157,250
				24,183,565
	Russia—4.4%
16,417,000	Russian Federation	11.000	07/24/18	23,024,843
3,000,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	2,943,300
				25,968,143

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	South Africa—4.6%
$100,000	Republic of South Africa	6.500%	06/02/14	$110,750
16,931,000	Republic of South Africa	6.875	05/27/19	19,110,866
8,012,000	Republic of South Africa	5.875	05/30/22	8,373,341
				27,594,957
	South Korea—3.9%
17,588,000	Republic of Korea	5.125	12/07/16	18,891,007
3,500,000	Republic of Korea	7.125	04/16/19	4,190,137
				23,081,144
	Turkey—4.3%
4,650,000	Republic of Turkey	8.000	02/14/34	5,341,687
20,328,000	Republic of Turkey	6.875	03/17/36	20,505,870
				25,847,557
	Ukraine—5.1%
21,322,000	Ukraine Government	7.650	06/11/13	22,070,402
2,500,000	Ukraine Government	6.580	11/21/16	2,445,250
6,140,000	Ukraine Government	6.750	11/14/17	5,955,800
				30,471,452
	Uruguay—4.8%
22,366,000	Republic of Uruguay	9.250	05/17/17	28,572,565
	Venezuela—4.7%
1,500,000	Republic of Venezuela	8.500	10/08/14	1,301,250
6,550,000	Republic of Venezuela	5.750	02/26/16	4,748,750
21,543,000	Republic of Venezuela	13.625	08/15/18	21,866,145
				27,916,145
	Vietnam—3.7%
20,747,000	Socialist Republic of Vietnam	6.875	01/15/16	22,219,352
	Total Sovereign Debt Obligations (Cost $550,325,175)			584,266,902
Number of Shares
	Money Market Fund—0.2%
1,394,018	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,394,018)			1,394,018
	Total Investments (Cost $551,719,193)—98.2%			585,660,920
		Other assets less liabilities—1.8%		10,699,911
		Net Assets—100.0%		$596,360,831

Investment Abbreviations:
MTN  – Medium-Term Note

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares High Yield Corporate Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Telecommunications	15.4
Oil & Gas	13.2
Electric	7.5
Food	3.9
Aerospace/Defense	3.9
Healthcare - Products	3.9
Lodging	3.9
Media	3.9
Healthcare - Services	3.9
Diversified Financial Services	3.9
Retail	3.8
Apparel	2.0
REITS	2.0
Holding Companies - Diversified	2.0
Beverages	2.0
Pipelines	2.0
Household Products/Wares	2.0
Coal	1.9
Auto Manufacturers	1.9
Hand/Machine Tools	1.9
Machinery - Construction & Mining	1.9
Packaging & Containers	1.9
Auto Parts & Equipment	1.9
Computers	1.9
Software	1.9
Banks	1.9
Iron/Steel	1.5
Other	2.2

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.8%
	Aerospace/Defense—3.9%
$4,075,000	BE Aerospace, Inc.	8.500%	07/01/18	$4,370,437
4,297,000	L-3 Communications Corp., Series B	6.375	10/15/15	4,420,539
				8,790,976
	Apparel—2.0%
4,250,000	Hanesbrands, Inc.	8.000	12/15/16	4,462,500
	Auto Manufacturers—1.9%
4,100,000	Navistar International Corp.	8.250	11/01/21	4,346,000
	Auto Parts & Equipment—1.9%
3,836,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	4,291,525
	Banks—1.9%
4,250,000	GMAC, Inc.	8.000	11/01/31	4,165,000

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Beverages—2.0%
$4,291,000	Constellation Brands, Inc.	7.250%	09/01/16	$4,425,094
	Coal—1.9%
4,100,000	Peabody Energy Corp.	7.375	11/01/16	4,366,500
	Computers—1.9%
4,008,000	SunGard Data Systems, Inc.	10.250	08/15/15	4,243,470
	Diversified Financial Services—3.9%
5,000,000	American General Finance Corp., MTN	6.900	12/15/17	4,203,830
4,290,000	Ford Motor Credit Co. LLC	7.000	10/01/13	4,430,103
				8,633,933
	Electric—7.5%
4,243,000	AES Corp. (The)	8.000	10/15/17	4,391,505
4,549,000	Dynegy Holdings, Inc.	8.375	05/01/16	4,025,865
5,534,000	Edison Mission Energy	7.000	05/15/17	4,060,572
4,333,000	NRG Energy, Inc.	7.375	02/01/16	4,300,503
				16,778,445
	Food—3.9%
4,600,000	Smithfield Foods, Inc.	7.750	07/01/17	4,571,250
4,172,000	SUPERVALU, Inc.	8.000	05/01/16	4,265,870
				8,837,120
	Hand/Machine Tools—1.9%
4,087,000	Baldor Electric Co.	8.625	02/15/17	4,342,438
	Healthcare - Products—3.9%
4,098,000	Bausch & Lomb, Inc.	9.875	11/01/15	4,349,002
3,939,000	Biomet, Inc.	11.625	10/15/17	4,431,375
				8,780,377
	Healthcare - Services—3.9%
4,139,000	Community Health Systems, Inc.	8.875	07/15/15	4,356,297
3,949,000	HCA, Inc.	9.250	11/15/16	4,279,729
				8,636,026
	Holding Companies - Diversified—2.0%
4,452,000	Leucadia National Corp.	7.125	03/15/17	4,429,740
	Household Products/Wares—2.0%
4,250,000	Jarden Corp.	7.500	05/01/17	4,366,875
	Iron/Steel—1.5%
3,300,000	United States Steel Corp.	7.375	04/01/20	3,407,250
	Lodging—3.9%
4,750,000	Harrah's Operating Co., Inc.	10.000	12/15/18	4,132,500
5,241,000	MGM Mirage, Inc.	6.625	07/15/15	4,546,567
				8,679,067
	Machinery - Construction & Mining—1.9%
4,416,000	Terex Corp.	8.000	11/15/17	4,327,680

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Media—3.9%
$5,150,000	Clear Channel Communications, Inc.	10.750%	08/01/16	$4,345,312
4,248,000	DISH DBS Corp.	7.125	02/01/16	4,332,960
				8,678,272
	Oil & Gas—13.2%
4,413,000	Chesapeake Energy Corp.	6.500	08/15/17	4,324,740
4,100,000	Denbury Resources, Inc.	8.250	02/15/20	4,417,750
4,389,000	Forest Oil Corp.	7.250	06/15/19	4,476,780
4,150,000	Newfield Exploration Co.	7.125	05/15/18	4,295,250
3,134,000	OPTI Canada, Inc. (Canada)	8.250	12/15/14	3,024,310
4,186,000	Plains Exploration & Production Co.	7.750	06/15/15	4,301,115
5,077,000	Sabine Pass LNG LP	7.500	11/30/16	4,683,533
				29,523,478
	Packaging & Containers—1.9%
4,149,000	Crown Americas LLC	7.750	11/15/15	4,325,333
	Pipelines—2.0%
4,279,000	El Paso Corp.	7.000	06/15/17	4,417,584
	REITS—2.0%
4,339,000	Host Hotels & Resorts LP, Series Q	6.750	06/01/16	4,447,475
	Retail—3.8%
3,871,000	Dollar General Corp.	10.625	07/15/15	4,321,004
4,849,000	Rite Aid Corp.	9.500	06/15/17	4,267,120
				8,588,124
	Software—1.9%
4,550,000	First Data Corp.	9.875	09/24/15	4,186,000
	Telecommunications—15.4%
4,230,000	Cincinnati Bell, Inc.	8.250	10/15/17	4,314,600
3,896,000	Crown Castle International Corp.	9.000	01/15/15	4,202,810
4,290,000	Frontier Communications Corp.	9.000	08/15/31	4,354,350
3,944,000	Intelsat Jackson Holdings SA (Bermuda)	11.250	06/15/16	4,289,100
4,600,000	Level 3 Financing, Inc.	8.750	02/15/17	4,358,500
4,680,000	Sprint Nextel Corp.	6.000	12/01/16	4,340,700
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,299,750
4,166,000	Windstream Corp.	8.625	08/01/16	4,285,772
				34,445,582
	Total Investments (Cost $200,496,758)—97.8%			218,921,864
	Other assets less liabilities—2.2%			4,867,294
	Net Assets—100.0%			$223,789,158

Investment Abbreviations:

MTN  – Medium-Term Note

REIT  – Real Estate Investment Trust

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Ad Valorem Property Tax	28.8
Lease Revenue	13.9
Water Revenue	9.0
Miscellaneous Revenue	6.6
Hospital Revenue	6.5
Electric Power Revenue	5.7
Sewer Revenue	5.7
Sales Tax Revenue	5.2
College Revenue	4.9
Special Assessment	4.1
Highway Tolls Revenue	1.0
General Fund	0.9
Tax Increment Revenue	0.8
Other	6.9

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—93.1%
	Ad Valorem Property Tax—28.8%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,388,340
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	509,700
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	999,950
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,019,980
1,000,000	Corona-Norco California Unified School District (Election of 2006) Ser. 09C AGM	5.500	08/01/39	1,030,580
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	507,240
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	513,090
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	529,695
505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	519,650
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	1,125,487
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	508,465
2,000,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	2,251,760
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	412,960
				11,316,897
	College Revenue—4.9%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	507,060
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	459,486
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	951,880
				1,918,426

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Electric Power Revenue—5.7%
$800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000%	10/01/31	$811,176
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	413,828
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,026,680
				2,251,684
	General Fund—0.9%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	348,492
	Highway Tolls Revenue—1.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	397,020
	Hospital Revenue—6.5%
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,030,300
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,017,160
500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	507,735
				2,555,195
	Lease Revenue—13.9%
2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750	08/01/39	2,096,920
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,062,860
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	343,500
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	473,650
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,080,990
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	410,524
				5,468,444
	Miscellaneous Revenue—6.6%
2,500,000	Puerto Rico Commonwealth Infrastructure Financing Auth. Special Ser. 00A	5.500	10/01/32	2,577,825
	Sales Tax Revenue—5.2%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,545,915
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	502,220
				2,048,135
	Sewer Revenue—5.7%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	406,872
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	351,032
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	509,855

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000%	06/01/32	$452,732
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	503,790
				2,224,281
	Special Assessment—4.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,621,305
	Tax Increment Revenue—0.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	335,516
	Water Revenue—9.0%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,059,780
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	520,870
500,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	476,560
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	503,110
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	500,520
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	487,395
				3,548,235
	Total Investments (Cost $35,766,299)—93.1%			36,611,455
	Other assets less liabilities—6.9%			2,699,430
	Net Assets—100.0%			$39,310,885

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.     – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Notes to Schedule of Investments:

This table, as of April 30, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	24.2%
National Public Finance Guarantee Corp.	22.8
Assured Guaranty Corp.	22.7
American Municipal Bond Assurance Corp.	8.9

See Notes to Financial Statements.

24

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Hospital Revenue	16.2
Water Revenue	15.3
Ad Valorem Property Tax	13.6
Highway Tolls Revenue	8.5
Lease Revenue	8.4
Port, Airport & Marina Revenue	7.6
Sales Tax Revenue	5.1
Transit Revenue	3.6
Electric Power Revenue	3.4
Miscellaneous Revenue	3.0
College Revenue	2.9
Sewer Revenue	2.9
Tax Increment Revenue	2.0
Recreational Revenue	1.9
Student Loan Revenue	1.1
Special Assessment	0.8
General Fund	0.7
Multiple Utility Revenue	0.6
Other	2.4

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.6%
	Ad Valorem Property Tax—13.6%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,038,800
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,212,049
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,259,020
2,000,000	Burleson Texas Independent School District (School Building) Ser. 09 AGC	5.000	08/01/39	2,053,460
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,812,770
3,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	2,999,850
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,582,170
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	1,570,095
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,555,740
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	10,249,900
2,000,000	Corona-Norco California Unified School District (Election of 2006) Ser. 09C AGM	5.500	08/01/39	2,061,160
2,000,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	2,028,960
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,580,340
2,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	2,636,800
2,000,000	Frisco Texas Independent School District (School Building) Ser. 09 AGC	5.250	08/15/36	2,125,080
2,000,000	Lexington Massachusetts Municipal Purpose Loan Ser. 10	2.000	02/15/11	2,025,920
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,572,525
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,900,900
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,082,020
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 (Puerto Rico) AGM	5.250	07/01/30	2,738,684
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	511,585

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000%	03/01/35	$929,979
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,033,860
4,100,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	4,616,108
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,557,175
3,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09-A AGC	5.000	08/01/34	3,538,465
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,608,971
				70,882,386
	College Revenue—2.9%
5,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	5,192,250
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,079,110
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,462,250
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	256,893
2,750,000	University Houston (Texas University Rev. Ref-Consolidated) Ser. 08 AGM	5.000	02/15/38	2,857,497
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	453,276
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,996,940
				15,298,216
	Electric Power Revenue—3.4%
500,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/37	506,460
5,000,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/42	5,016,500
1,400,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	1,391,642
6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	6,640,500
2,065,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 07A NATL RE	5.000	01/01/42	2,066,156
1,000,000	Paducah Kentucky Electric Plant Board Rev. Ser. 09A AGC	5.250	10/01/35	1,062,030
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,026,680
				17,709,968
	General Fund—0.7%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	435,615
3,000,000	Pennsylvania State (Tax Anticipation Notes) Ser. 09	1.500	06/30/10	3,005,820
				3,441,435
	Highway Tolls Revenue—8.5%
7,000,000	Massachusetts State Federal Highway GAN Ser. 00A	5.750	06/15/15	7,220,430
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	496,294
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,489,233
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,231,440
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,264,960
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Sub-Ser 08C AGC	6.250	06/01/38	9,007,680
1,500,000	Puerto Rico Highway & Transportation Auth. Highway Rev. Ref. Ser. 07CC AGM	5.250	07/01/33	1,617,780
				44,327,817
	Hospital Revenue—16.2%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	542,925
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/39	2,699,375
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,030,300
1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	1,523,205

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.500%	06/01/34	$506,335
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.750	06/01/39	518,935
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,243,400
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05-B AMBAC	5.500	04/01/37	2,598,575
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,098,450
2,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth) Ser. 05A AGM	5.200	03/01/31	2,043,140
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	299,592
1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,584,444
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,008,850
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,025,530
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,028,520
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,898,914
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,019,140
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,726,588
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,672,075
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98-B AGM	5.250	01/01/28	5,718,625
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,051,920
500,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	469,355
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,714,099
1,500,000	Minnesota Agricultural & Economic Development Board Rev. Health Care Essentia (Remarketed) Ser. 08C-1 AGC	5.000	02/15/30	1,507,950
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,596,600
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGC	5.250	11/15/35	990,270
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,491,175
4,000,000	South Carolina Jobs Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	3,988,320
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,045,050
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,016,760
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,856,110
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,115,805
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	880,294
				84,510,626

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Lease Revenue—8.4%
$3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250%	10/01/26	$3,189,810
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,075,920
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,101,380
1,925,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/29	1,974,299
2,000,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	2,100,640
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,440,020
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,161,245
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	518,120
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,074,820
1,335,000	Ohio State Higher Educational Facility Rev. (Case Western Reserve University Project) Ser. 06 NATL RE	5.000	12/01/44	1,355,105
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	3,193,965
3,000,000	Palm Beach County Florida School Board COP Ser.00A FGIC	6.250	08/01/25	3,072,540
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,323,960
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,103,000
2,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	2,015,720
				43,700,544
	Miscellaneous Revenue—3.0%
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,587,025
4,550,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/38	4,684,316
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	893,170
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,069,820
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,188,940
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,215,940
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,139,960
				15,779,171
	Multiple Utility Revenue—0.6%
2,990,000	Corpus Christi Texas Utility System Rev. Improvement Ser. 09 AGC	5.375	07/15/39	3,150,683
	Port, Airport & Marina Revenue—7.6%
5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,053,650
9,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/25	9,306,810
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/26	2,054,600
2,840,000	Clark County Nevada Passenger Facility Charge Rev. (Las Vegas McCarran International Airport) Ser. 10A AGM	5.250	07/01/39	2,893,648
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,493,460
1,000,000	Metropolitan Washington DC Airports Auth. System Ser. 09B BHAC	5.000	10/01/29	1,061,590
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 09B AGC	5.125	10/01/41	10,092,400
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,512,575

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Portland Maine Airport Rev. General Ser. 10 AGM	5.000%	01/01/40	$499,965
3,000,000	Sacramento County California Airport System Ser. 08A AGM	5.000	07/01/41	3,041,940
1,500,000	St. Louis Missouri Airport Rev. Lambert - St. Louis International Airport Ser. 05 NATL RE	5.500	07/01/31	1,509,225
				39,519,863
	Recreational Revenue—1.9%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,242,350
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,576,960
				9,819,310
	Sales Tax Revenue—5.1%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,370,161
9,000,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/39	9,182,340
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,570,530
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	418,668
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	298,194
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,135,510
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A (Puerto Rico) AGM	5.000	08/01/40	2,532,525
1,815,000	Regional Transit Auth. - Illinois Ser. 00-A NATL RE	6.500	07/01/30	2,270,293
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,045,170
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,026,370
				26,849,761
	Sewer Revenue—2.9%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,717,575
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,688,255
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,549,275
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	503,790
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,433,558
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,104,750
				14,997,203
	Special Assessment—0.8%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,323,480
	Student Loan Revenue—1.1%
5,000,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	5,476,100

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Tax Increment Revenue—2.0%
$1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser. 07A NATL RE	5.000%	09/01/34	$1,010,009
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,350,746
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,215,300
				10,576,055
	Transit Revenue—3.6%
2,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,096,580
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	419,580
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,464,300
				18,980,460
	Water Revenue—15.3%
2,900,000	Anchorage Water Rev. Ref. Ser. 07 NATL RE	5.000	05/01/37	2,989,610
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,925,885
11,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.375	11/01/39	11,358,930
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,053,220
250,000	Broward County Florida Water & Sewer Utility Rev. Ser. 09A	5.250	10/01/34	260,858
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,364,727
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,157,320
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,289,220
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,510,170
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,041,740
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,040,026
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,873,050
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,052,180
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	20,738,600
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,293,750
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	953,120
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,024,880
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,872,835
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	500,520
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	487,395
				79,788,036
	Total Investments (Cost $486,187,880)—97.6%			509,131,114
	Other assets less liabilities—2.4%			12,446,346
	Net Assets—100.0%			$521,577,460

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
GAN  – Grant Anticipation Notes
RAC  – Revenue Anticipation Certificates
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

This table, as of April 30, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	46.9%
Assured Guaranty Municipal Corp.	34.5
National Public Finance Guarantee Corp.	9.7

See Notes to Financial Statements.

31

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Highway Tolls Revenue	11.3
Miscellaneous Revenue	9.3
Water Revenue	9.2
Income Tax Revenue	9.1
Recreational Revenue	8.5
College Revenue	8.3
Hospital Revenue	7.1
Ad Valorem Property Tax	6.8
Lease Revenue	6.8
Sales Tax Revenue	5.6
Port, Airport & Marina Revenue	5.6
Electric Power Revenue	4.3
Hotel Occupancy Tax	4.0
Transit Revenue	3.0
Other	1.1

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.9%
	Ad Valorem Property Tax—6.8%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 AGM	5.000%	10/15/24	$318,747
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 AGM	5.000	10/01/24	752,815
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 (Puerto Rico) AGM	5.250	07/01/30	1,053,340
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	409,268
				2,534,170
	College Revenue—8.3%
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	527,705
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	513,785
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Pratt Institute) Ser. 09C AGC	5.125	07/01/39	1,050,250
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John's University) Insured Ser. 07A NATL RE	5.000	07/01/27	516,355
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser. 07 NATL RE	5.000	07/01/35	501,755
				3,109,850
	Electric Power Revenue—4.3%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	507,530
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,106,750
				1,614,280
	Highway Tolls Revenue—11.3%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	1,035,280
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,030,610

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000%	01/01/37	$606,426
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	397,020
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,141,459
				4,210,795
	Hospital Revenue—7.1%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	610,662
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,048,510
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,004,640
				2,663,812
	Hotel Occupancy Tax—4.0%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,503,570
	Income Tax Revenue—9.1%
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	560,814
1,685,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Rev. Ser. 05B AGM	5.000	03/15/24	1,793,902
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	505,920
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000	03/15/36	528,935
				3,389,571
	Lease Revenue—6.8%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 AGM	5.750	05/01/23	528,440
350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 AGM	5.000	06/15/28	330,838
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,045,780
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	624,302
				2,529,360
	Miscellaneous Revenue—9.3%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	543,675
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	982,487
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,107,970
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser 08-D AGC	5.750	10/01/24	824,340
				3,458,472
	Port, Airport & Marina Revenue—5.6%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,054,790
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,048,380
				2,103,170

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Recreational Revenue—8.5%
$1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000%	01/01/46	$867,890
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,144,240
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	615,792
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	540,565
				3,168,487
	Sales Tax Revenue—5.6%
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,111,480
	Transit Revenue—3.0%
505,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	529,386
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	589,140
				1,118,526
	Water Revenue—9.2%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,221,330
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	572,022
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000	06/15/40	1,149,270
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	503,110
				3,445,732
	Total Investments (Cost $35,467,218)—98.9%			36,961,275
	Other assets less liabilities—1.1%			397,417
	Net Assets—100.0%			$37,358,692

Investment Abbreviations:
Auth.  – Authority
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2010 (Unaudited)

Notes to Schedule of Investments:

This table, as of April 30, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	35.3%
Assured Guaranty Corp.	18.2
National Public Finance Guarantee Corp.	16.3
American Municipal Bond Assurance Corp.	15.2
Berkshire Hathaway Assurance Corp.	6.3

See Notes to Financial Statements.

35

Portfolio Composition

PowerShares Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Schedule of Investments

PowerShares Preferred Portfolio

April 30, 2010 (Unaudited)

Banks	43.3
Diversified Financial Services	26.6
Insurance	10.1
Electric	7.0
REITS	6.5
Media	4.1
Telecommunications	2.0
Chemicals	0.1
Other	0.3

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.7%
	Banks—43.3%
2,659,901	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	$66,923,109
599,221	BB&T Capital Trust VI, 9.60%	17,017,876
241,407	BNY Capital V, 5.95%, Series F	5,912,057
803,314	Fifth Third Capital Trust VI, 7.25%	19,142,973
357,408	Goldman Sachs Group, Inc. (The), 6.20%, Series B	8,513,459
2,074,171	HSBC Holdings PLC, 8.13% (United Kingdom)	55,172,949
1,724,582	JPMorgan Chase & Co., 8.63%, Series J	47,943,380
467,137	KeyCorp Capital IX, 6.75%	10,309,714
772,382	National City Capital Trust II, 6.63%	18,096,910
393,669	PNC Capital Trust D, 6.13%	9,369,322
605,842	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	16,460,727
288,859	SunTrust Capital IX, 7.88%	7,230,141
1,421,562	USB Capital XI, 6.60%	35,169,444
1,475,344	Wachovia Capital Trust IV, 6.38%	34,050,939
1,583,560	Wells Fargo & Co., 8.00%, Series J	43,389,544
1,891,272	Wells Fargo Capital IV, 7.00%	47,603,316
		442,305,860
	Chemicals—0.1%
18,735	Ei Du Pont de Nemours & Co., 4.50%, Series B	1,643,996
	Diversified Financial Services—26.6%
91,382	Ameriprise Financial, Inc., 7.75%	2,412,485
155,364	Capital One Capital II, 7.50%	3,772,238
666,464	Credit Suisse Guernsey, 7.90% (Switzerland)	17,194,771
1,247,780	Deutsche Bank Capital Funding Trust IX, 6.63%	28,636,551

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
1,506,100	Deutsche Bank Contingent Capital Trust V, 8.05%	$38,526,038
1,603,494	General Electric Capital Corp., 6.10%	39,959,071
2,403,340	JPMorgan Chase Capital X, 7.00%(~)	60,924,669
435,000	JPMorgan Chase Capital XXIX, 6.70%	10,548,750
574,697	JPMorgan Chase Capital XXVIII, 7.20%	15,149,013
2,121,021	Morgan Stanley Capital Trust VII, 6.60%	48,507,750
161,601	National Rural Utilities Cooperative Finance Corp., 5.95%	3,913,976
127,046	SLM Corp., 6.00%	2,337,646
		271,882,958
	Electric—7.0%
982,721	Alabama Power Co., 5.88%, Series 07-B(~)	25,187,139
112,267	BGE Capital Trust II, 6.20%	2,627,048
21,972	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	1,950,454
299,315	Dominion Resources, Inc., 8.38%, Series A	8,476,601
63,345	Entergy Louisiana LLC, 6.00%	1,553,219
239,617	Entergy Texas, Inc., 7.88%	6,680,522
600,759	FPL Group Capital, Inc., 6.60%, Series A	15,349,393
65,796	Interstate Power & Light Co., 8.38%, Series B	1,923,217
45,754	Pacific Gas & Electric Co., 6.00%, Series A	1,166,727
66,099	SCANA Corp., 7.70%	1,810,452
179,137	Xcel Energy, Inc., 7.60%	4,825,951
		71,550,723
	Insurance—10.1%
1,384,530	Aegon NV, 6.38% (Netherlands)	26,762,965
884,862	Allianz SE, 8.38% (Germany)	23,144,716
144,676	Arch Capital Group Ltd., 8.00%, Series A	3,651,622

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
112,536	Berkley W.R. Capital Trust II, 6.75%	$2,772,887
90,284	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,191,193
136,704	Everest Re Capital Trust II, 6.20%, Series B	2,948,705
189,772	Lincoln National Capital VI, 6.75%, Series F	4,522,267
63,082	Markel Corp., 7.50%	1,655,272
659,539	MetLife, Inc., 6.50%, Series B	15,980,630
228,204	PartnerRe Ltd., 6.75%, Series C	5,648,049
243,563	Prudential PLC, 6.50% (United Kingdom)	5,633,612
291,697	RenaissanceRe Holdings Ltd., 6.60%, Series D	6,431,919
39,045	Selective Insurance Group, Inc., 7.50%	940,984
51,224	Torchmark Capital Trust III, 7.10%	1,265,233
		103,550,054
	Media—4.1%
454,931	CBS Corp., 6.75%	10,786,414
900,076	Comcast Corp., 7.00%, Series B	22,735,920
328,345	Viacom, Inc., 6.85%	8,198,774
		41,721,108
	REITS—6.5%
65,878	Equity Residential Properties, 6.48%, Series N	1,541,545
277,114	Kimco Realty Corp., 7.75%, Series G	7,146,770
130,041	PS Business Parks, Inc., 7.00%, Series H	3,053,363
1,490,800	Public Storage, 7.25%, Series I(~)	37,881,228
155,819	Realty Income Corp., 6.75%, Series E	3,842,497
221,093	Vornado Realty LP, 7.88%	5,675,457
306,913	Vornado Realty Trust, 6.63%, Series I	6,973,063
		66,113,923
	Telecommunications—2.0%
531,347	AT&T, Inc., 6.38%	14,011,620
269,977	Telephone & Data Systems, Inc., 6.63%(~)	6,425,453
		20,437,073
	Total Investments (Cost $885,279,182)—99.7%	1,019,205,695
	Other assets less liabilities—0.3%	2,966,855
	Net Assets—100.0%	$1,022,172,550

Investment Abbreviations:

REIT  – Real Estate Investment Trust

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.5%

See Notes to Financial Statements.

37

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Hospital Revenue	22.5
Water Revenue	12.6
Highway Tolls Revenue	10.4
Miscellaneous Revenue	10.2
Electric Power Revenue	7.5
Transit Revenue	6.9
Ad Valorem Property Tax	5.8
Lease Revenue	5.2
Industrial Revenue	5.2
Port, Airport & Marina Revenue	4.8
College Revenue	4.1
Multiple Utility Revenue	2.3
Local Housing Revenue	0.9
Economic Development Revenue	0.7
Sales Tax Revenue	0.6
Tax Increment Revenue	0.2
Other	0.1

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#)—99.9%
	Ad Valorem Property Tax—5.8%
$3,900,000	Chicago Illinois Board of Education Ser. 00B AGM	0.430%	03/01/32	$3,900,000
35,520,000	Chicago Illinois Board of Education Ser. 00D AGM	0.350	03/01/32	35,520,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.330	11/15/26	5,000,000
500,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.250	02/15/16	500,000
2,000,000	North Carolina State Public Improvements Ser. 02D	0.250	06/01/19	2,000,000
1,700,000	Shelby County Tennessee Ser. 06C	0.360	12/01/31	1,700,000
				48,620,000
	College Revenue—4.1%
7,850,000	Benton County Arkansas Public Facilities Board College Parking Rev. (NorthWest Arkansas Community College Project) Ser. 05	0.800	06/01/26	7,850,000
2,280,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser.02A	0.760	04/01/22	2,280,000
1,700,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.310	12/01/37	1,700,000
1,100,000	Fulton County Georgia Development Auth. Rev. (Morehouse School Medicine Project) Ser. 98	0.760	02/01/18	1,100,000
2,200,000	Illinois Educational Facilities Auth. (Art Institute of Chicago) Ser. 96	0.300	03/01/27	2,200,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev. (New York Law School Project-Remarketed) Ser. 06B-2	0.450	07/01/36	5,000,000
5,000,000	Ohio State Higher Educational Facility Rev. Ref. (Case Western Reserve University Project) Ser. 08A	0.400	12/01/44	5,000,000
3,100,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.400	04/01/35	3,100,000

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.600%	10/01/22	$1,025,000
5,000,000	University of Illinois COP (Utility Infrastructure Projects) Ser. 04	0.280	08/15/21	5,000,000
				34,255,000
	Economic Development Revenue—0.7%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	0.850	02/01/38	5,600,000
	Electric Power Revenue—7.5%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.380	05/15/24	23,200,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser.03I AGM	0.320	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser.03D AGM	0.360	12/01/29	9,000,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	0.380	01/01/16	7,600,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated (Remarketed) Ser. 94D AGM	0.370	01/01/22	3,000,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.380	01/01/34	7,000,000
10,900,000	Southern California Public Power Auth. Transmission Project Rev. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.330	07/01/23	10,900,000
				62,700,000
	Highway Tolls Revenue—10.4%
4,900,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.330	07/01/32	4,900,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.330	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.330	01/01/17	1,400,000
37,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.350	01/01/24	37,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.350	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.350	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.340	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.360	07/01/40	5,000,000
17,350,000	Triborough Bridge & Tunnel Auth. New York Rev. (General Remarketed) Ser. 01C	0.350	01/01/32	17,350,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.330	11/01/35	2,910,000
				87,210,000
	Hospital Revenue—22.5%
20,000,000	California Health Facilities Financing Auth. Rev. (Stanford Hospital and Clinics Remarketed) Ser. 03D AGM	0.330	11/15/36	20,000,000
2,000,000	Chesterfield County Virginia Economic Development Auth. Rev. Bon Secours Health System Ser. 08-C1 AGM	0.330	11/01/42	2,000,000
43,900,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.400	06/01/27	43,900,000
8,050,000	Henrico County Virginia Economic Development Auth. Rev. (Bon Secours Health System) Ser. 08B1 AGC	0.350	11/01/42	8,050,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.470	01/01/48	15,585,000
20,235,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B AGM	0.350	02/15/21	20,235,000
4,130,000	Kalamazoo Michigan Hospital Finance Auth. Hospital Facility Rev. (Bronson Methodist Hospital) Ser. 06 AGM	0.420	05/15/36	4,130,000
6,570,000	Knox County Tennessee Industrial Development Board Rev. (Cherokee Health Systems Project) Ser. 06	0.800	06/01/26	6,570,000

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$14,700,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.360%	08/01/31	$14,700,000
5,800,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.330	11/01/26	5,800,000
25,000,000	Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08	0.800	08/01/33	25,000,000
23,395,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	0.800	10/01/38	23,395,000
				189,365,000
	Industrial Revenue—5.2%
2,000,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.760	08/01/32	2,000,000
7,000,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	0.800	09/01/36	7,000,000
2,500,000	Louisiana Public Facilities Auth. Rev. (Bluebonnet Hotel Ventures, LLC Project) Ser. 08	0.870	05/01/38	2,500,000
3,500,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.850	12/01/37	3,500,000
8,345,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.330	02/01/22	8,345,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	0.650	08/01/37	20,000,000
				43,345,000
	Lease Revenue—5.2%
1,900,000	Broward County Florida School Board COP Ser. 04D AGM	0.320	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.350	07/01/21	5,000,000
3,315,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.300	04/01/30	3,315,000
22,730,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.360	07/01/37	22,730,000
10,745,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.360	07/01/36	10,745,000
				43,690,000
	Local Housing Revenue—0.9%
1,260,000	Alabama Housing Financing Auth. Ref. Ser. 89	0.970	04/01/14	1,260,000
3,575,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.400	04/01/36	3,575,000
2,800,000	New Hampshire State Housing Financing Auth. Multifamily Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.260	09/15/26	2,800,000
				7,635,000
	Miscellaneous Revenue—10.2%
500,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.370	08/01/16	500,000
1,500,000	Blount County Public Building Authority	0.640	06/01/32	1,500,000
20,000,000	California State Sub-Ser. 05B-5	0.650	05/01/40	20,000,000
4,870,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.390	06/01/29	4,870,000
2,000,000	Connecticut State Special Tax Obligation Rev. (Second Lien) Transportation Infrastructure Purposes Ser. 90-1 AGM	0.320	12/01/10	2,000,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.370	12/01/18	2,600,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.370	12/01/20	15,000,000

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.350%	08/01/16	$11,500,000
10,000,000	Illinois State Ser. 03B	2.600	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.300	03/01/30	10,000,000
1,900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.390	03/01/25	1,900,000
500,000	North Carolina State Public Improvements Ser. 02D	0.340	05/01/21	500,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.330	07/01/21	5,165,000
				85,535,000
	Multiple Utility Revenue—2.3%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.380	11/01/36	19,350,000
	Port, Airport & Marina Revenue—4.8%
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-2 NATL RE	2.320	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-3 NATL RE	2.320	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-2 NATL RE	2.320	01/01/30	5,000,000
17,210,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-3 NATL RE	2.320	01/01/30	17,210,000
4,085,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.450	10/01/39	4,085,000
4,500,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09A-2	0.450	10/01/39	4,500,000
				40,795,000
	Sales Tax Revenue—0.6%
2,100,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ser. 00B	0.330	07/01/25	2,100,000
2,200,000	New York State Local Assistance Corp. Ser. 94B	0.320	04/01/23	2,200,000
700,000	State of California Economic Recovery Ser. 04-C-15 AGM	0.390	07/01/23	700,000
				5,000,000
	Tax Increment Revenue—0.2%
1,695,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	1,695,000
	Transit Revenue—6.9%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev. (Metrolink Project) Ser. 05A	0.340	10/01/35	500,000
900,000	California Transit Finance Auth. Ser. 97 AGM	0.360	10/01/27	900,000
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.380	11/01/22	3,050,000
49,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.400	11/01/29	49,190,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.330	11/01/32	4,550,000
				58,190,000
	Water Revenue—12.6%
1,800,000	California State Department of Water Resources Power Supply Rev. Sub-Ser. 05G-3 AGM	0.350	05/01/16	1,800,000
6,070,000	California State Department Water Resource Power Supply Rev. Sub-Ser. 05G-5 AGM	0.390	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.320	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.350	04/01/35	15,000,000
5,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08A	0.310	08/01/37	5,000,000
10,160,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.300	11/01/26	10,160,000
35,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.300	08/01/11	35,000,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.260	07/01/35	2,000,000

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2010 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.330%	07/01/37	$8,000,000
18,300,000	Pittsburgh Pennsylvania Water & Sewer System Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.320	09/01/33	18,300,000
				106,030,000
	Total Investments (Cost $839,011,900)—99.9%			839,015,000
	Other assets less liabilities—0.1%			927,246
	Net Assets—100.0%			$839,942,246

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at April 30, 2010.

This table, as of April 30, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	43.6%

See Notes to Financial Statements.

42

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Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments, at value	$72,485,495	$303,380,390	$85,129,592	$585,660,920	$218,921,864	$36,611,455	$509,131,114	$36,961,275	$888,787,206	$839,015,000
Affiliated investments, at value (Note 4)	—	—	—	—	—	—	—	—	130,418,489	—
Cash	—	—	45,978	—	—	2,199,298	5,854,187	—	—	751,715
Receivables:
Dividends and interest	774,279	2,995,057	53,729	10,727,894	5,500,205	509,536	7,656,550	544,905	1,864,012	351,580
Investments sold	—	—	—	—	20,151,477	—	1,027,706	—	6,636,970	—
Shares sold	—	—	2,621,659	7,878,450	1,819,039	—	—	—	2,760,079	—
Total Assets	73,259,774	306,375,447	87,850,958	604,267,264	246,392,585	39,320,289	523,669,557	37,506,180	1,030,466,756	840,118,295
LIABILITES:
Due to custodian	—	—	—	27,714	91,942	—	—	138,336	1,475,005	—
Payables:
Investments purchased	—	11,500,000	2,618,159	7,647,704	22,422,649	—	1,973,180	—	6,403,318	—
Accrued unitary management fees	15,290	60,158	26,602	231,015	88,836	8,792	118,305	8,540	415,883	175,437
Accrued expenses	—	732	—	—	—	612	612	612	—	612
Total Liabilities	15,290	11,560,890	2,644,761	7,906,433	22,603,427	9,404	2,092,097	147,488	8,294,206	176,049
NET ASSETS	$73,244,484	$294,814,557	$85,206,197	$596,360,831	$223,789,158	$39,310,885	$521,577,460	$37,358,692	$1,022,172,550	$839,942,246
NET ASSETS CONSIST OF:
Shares of beneficial interest	$74,920,685	$284,468,957	$84,132,440	$563,682,214	$204,988,863	$38,528,127	$501,105,633	$36,164,776	$961,864,544	$839,635,534
Undistributed net investment income (loss)	(325,558)	26,287	115,975	(971,598)	465,786	(57,057)	(522,126)	(35,487)	(6,085,774)	303,612
Accumulated net realized gain (loss) on investments	(22,823)	(81,134)	152,561	(291,512)	(90,597)	(5,341)	(1,949,281)	(264,654)	(67,532,733)	—
Net unrealized appreciation (depreciation) on investments	(1,327,820)	10,400,447	805,221	33,941,727	18,425,106	845,156	22,943,234	1,494,057	133,926,513	3,100
Net Assets	$73,244,484	$294,814,557	$85,206,197	$596,360,831	$223,789,158	$39,310,885	$521,577,460	$37,358,692	$1,022,172,550	$839,942,246
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,700,000	11,500,000	3,250,000	22,700,000	12,300,000	1,650,000	21,850,000	1,600,000	74,100,000	33,600,000
Net asset value	$27.13	$25.64	$26.22	$26.27	$18.19	$23.82	$23.87	$23.35	$13.79	$25.00
Share price	$27.14	$25.45	$26.86	$26.28	$18.15	$23.86	$23.89	$23.36	$13.83	$25.00
Unaffiliated investments, at cost	$73,813,315	$292,979,943	$84,324,371	$551,719,193	$200,496,758	$35,766,299	$486,187,880	$35,467,218	$765,136,577	$839,011,900
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$120,142,605	$—

See Notes to Financial Statements.

44

45

Statements of Operations

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	For the Period November 16, 2009* Through April 30, 2010 (Unaudited)	For the Period February 16, 2010* Through April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)
INVESTMENT INCOME:
Unaffiliated interest income	$1,268,112	$2,958,858	$—	$16,339,508	$8,953,592	$814,081	$11,732,804	$864,326	$—	$2,612,950
Unaffiliated dividend income	320	980	602,006	840	718	—	—	—	26,157,441	—
Affiliated dividend income	—	—	—	—	—	—	—	—	6,763,226	—
Total Income	1,268,432	2,959,838	602,006	16,340,348	8,954,310	814,081	11,732,804	864,326	32,920,667	2,612,950
EXPENSES:
Unitary management fees	90,482	186,852	41,396	1,204,834	487,760	59,628	827,738	62,748	2,221,081	1,280,535
Other expenses	—	732	—	—	—	—	—	—	—	—
Total Expenses	90,482	187,584	41,396	1,204,834	487,760	59,628	827,738	62,748	2,221,081	1,280,535
Unitary management fees waivers	—	(37,370)	—	—	—	(11,926)	(165,548)	(12,550)	—	—
Net Expenses	90,482	150,214	41,396	1,204,834	487,760	47,702	662,190	50,198	2,221,081	1,280,535
Net Investment Income	1,177,950	2,809,624	560,610	15,135,514	8,466,550	766,379	11,070,614	814,128	30,699,586	1,332,415
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	10	(81,134)	(62,990)	(173,178)	3,270,324	(5,341)	834,122	5,046	2,176,309	—
In-kind redemptions	70,179	—	215,551	1,651,714	—	—	—	—	4,644,355	—
Net realized gain (loss)	70,189	(81,134)	152,561	1,478,536	3,270,324	(5,341)	834,122	5,046	6,820,664	—
Net change in unrealized appreciation (depreciation) on:
Investments	(953,935)	10,400,447	805,221	12,586,017	4,110,588	593,975	5,102,927	662,797	45,830,328	—
Net realized and unrealized gain (loss) on investments	(883,746)	10,319,313	957,782	14,064,553	7,380,912	588,634	5,937,049	667,843	52,650,992	—
Net increase in net assets resulting from operations	$294,204	$13,128,937	$1,518,392	$29,200,067	$15,847,462	$1,355,013	$17,007,663	$1,481,971	$83,350,578	$1,332,415

*  Commencement of Investment Operations.

See Notes to Financial Statements.

46

47

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares High Yield Corporate Bond Portfolio		PowerShares Insured California Municipal Bond Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period November 16, 2009* to April 30, 2010 (Unaudited)	For the Period February 16, 2010* to April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$1,177,950	$2,528,660	$2,809,624	$560,610	$15,135,514	$12,035,274	$8,466,550	$8,925,058	$766,379	$1,150,720
Net realized gain (loss) on investments	70,189	2,657,781	(81,134)	152,561	1,478,536	1,953,380	3,270,324	(2,379,423)	(5,341)	124,665
Net change in unrealized appreciation (depreciation) on investments	(953,935)	370,625	10,400,447	805,221	12,586,017	48,878,387	4,110,588	19,710,338	593,975	2,386,895
Net increase in net assets resulting from operations	294,204	5,557,066	13,128,937	1,518,392	29,200,067	62,867,041	15,847,462	26,255,973	1,355,013	3,662,280
Undistributed net investment income (loss) included in the price of units issued and redeemed	(21,697)	17,177	301,233	287,965	(404,898)	(336,393)	161,676	380,918	(11,731)	(14,377)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,481,811)	(2,528,660)	(3,084,570)	(732,600)	(15,702,214)	(12,035,274)	(8,519,082)	(8,604,082)	(816,026)	(16,488)
Tax-exempt income	—	—	—	—	—	—	—	—	—	(1,152,894)
Return of capital	—	(195,041)	—	—	—	(162,307)	—	—	—	—
Total distributions to shareholders	(1,481,811)	(2,723,701)	(3,084,570)	(732,600)	(15,702,214)	(12,197,581)	(8,519,082)	(8,604,082)	(816,026)	(1,169,382)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,922,100	46,292,073	284,770,190	88,333,951	191,066,362	356,703,417	44,524,659	141,355,542	7,044,803	17,912,120
Value of shares repurchased	(6,670,294)	(46,091,977)	—	(3,913,546)	(28,080,165)	(56,221,000)	—	(2,799,642)	—	(5,689,253)
Net income equalization	21,697	(17,177)	(301,233)	(287,965)	404,898	336,393	(161,676)	(380,918)	11,731	14,377
Net increase (decrease) in net assets resulting from shares transactions	8,273,503	182,919	284,468,957	84,132,440	163,391,095	300,818,810	44,362,983	138,174,982	7,056,534	12,237,244
Increase (Decrease) in Net Assets	7,064,199	3,033,461	294,814,557	85,206,197	176,484,050	351,151,877	51,853,039	156,207,791	7,583,790	14,715,765
NET ASSETS:
Beginning of period	66,180,285	63,146,824	—	—	419,876,781	68,724,904	171,936,119	15,728,328	31,727,095	17,011,330
End of period	$73,244,484	$66,180,285	$294,814,557	$85,206,197	$596,360,831	$419,876,781	$223,789,158	$171,936,119	$39,310,885	$31,727,095
Undistributed net investment income (loss) at end of period	$(325,558)	$—	$26,287	$115,975	$(971,598)	$—	$465,786	$356,642	$(57,057)	$4,321
CHANGES IN SHARES OUTSTANDING:
Shares sold	550,000	1,650,000	11,500,000	3,400,000	7,400,000	14,900,000	2,500,000	9,000,000	300,000	800,000
Shares repurchased	(250,000)	(1,650,000)	—	(150,000)	(1,100,000)	(2,300,000)	—	(200,000)	—	(250,000)
Shares outstanding, beginning of period	2,400,000	2,400,000	—	—	16,400,000	3,800,000	9,800,000	1,000,000	1,350,000	800,000
Shares outstanding, end of period	2,700,000	2,400,000	11,500,000	3,250,000	22,700,000	16,400,000	12,300,000	9,800,000	1,650,000	1,350,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

48

49

Statements of Changes in Net Assets (Continued)

	PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio		PowerShares Preferred Portfolio		PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$11,070,614	$14,971,316	$814,128	$1,336,517	$30,699,586	$36,049,839	$1,332,415	$6,119,576
Net realized gain (loss) on investments	834,122	(194,593)	5,046	(125,849)	6,820,664	(41,259,389)	—	3,700
Net change in unrealized appreciation (depreciation) on investments	5,102,927	34,481,349	662,797	2,725,223	45,830,328	108,348,535	—	(3,700)
Net increase in net assets resulting from operations	17,007,663	49,258,072	1,481,971	3,935,891	83,350,578	103,138,985	1,332,415	6,119,576
Undistributed net investment income (loss) included in the price of units issued and redeemed	(93,522)	(143,418)	(7,531)	(12,539)	(1,686,234)	(2,022,797)	277,464	(892,970)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,499,218)	(43,112)	(842,084)	(20,102)	(35,099,126)	(36,047,209)	(1,306,267)	(321,862)
Tax-exempt income	—	(14,988,559)	—	(1,340,091)	—	—	—	(6,248,349)
Return of capital	—	—	—	—	—	(3,283,887)	—	—
Total distributions to shareholders	(11,499,218)	(15,031,671)	(842,084)	(1,360,193)	(35,099,126)	(39,331,096)	(1,306,267)	(6,570,211)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	92,234,372	254,950,156	3,458,553	17,109,821	215,986,491	533,346,165	71,241,697	927,659,313
Value of shares repurchased	(22,453,009)	(17,205,787)	—	(3,333,606)	(11,990,101)	(18,399,860)	(301,204,649)	—
Net income equalization	93,522	143,418	7,531	12,539	1,686,234	2,022,797	(277,464)	892,970
Net increase (decrease) in net assets resulting from shares transactions	69,874,885	237,887,787	3,466,084	13,788,754	205,682,624	516,969,102	(230,240,416)	928,552,283
Increase (Decrease) in Net Assets	75,289,808	271,970,770	4,098,440	16,351,913	252,247,842	578,754,194	(229,936,804)	927,208,678
NET ASSETS:
Beginning of period	446,287,652	174,316,882	33,260,252	16,908,339	769,924,708	191,170,514	1,069,879,050	142,670,372
End of period	$521,577,460	$446,287,652	$37,358,692	$33,260,252	$1,022,172,550	$769,924,708	$839,942,246	$1,069,879,050
Undistributed net investment income (loss) at end of period	$(522,126)	$—	$(35,487)	$—	$(6,085,774)	$—	$303,612	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,900,000	11,400,000	150,000	800,000	15,800,000	45,250,000	2,850,000	37,100,000
Shares repurchased	(950,000)	(800,000)	—	(150,000)	(900,000)	(1,650,000)	(12,050,000)	—
Shares outstanding, beginning of period	18,900,000	8,300,000	1,450,000	800,000	59,200,000	15,600,000	42,800,000	5,700,000
Shares outstanding, end of period	21,850,000	18,900,000	1,600,000	1,450,000	74,100,000	59,200,000	33,600,000	42,800,000

See Notes to Financial Statements.

50

51

Financial Highlights (Continued)

PowerShares 1-30 Laddered Treasury Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,			For the Period October 11, 2007* Through
	(Unaudited)	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.58	$26.31	$25.64		$25.21
Net investment income**	0.44	0.92	0.99		0.07
Net realized and unrealized gain (loss) on investments	(0.35)	1.33	0.79		0.36
Total from investment operations	0.09	2.25	1.78		0.43
Distribution to shareholders from:
Net investment income	(0.54)	(0.91)	(1.10)		—
Return of capital	—	(0.07)	(0.01)		—
Total distributions	(0.54)	(0.98)	(1.11)		—
Net asset value at end of period	$27.13	$27.58	$26.31		$25.64
Share price at end of period***	$27.14	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN****	0.38%	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN****	0.37%	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$73,244	$66,180	$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25%†	0.25%	0.25%		0.25	%†
Net investment income	3.25%†	3.22%	3.79%		4.55	%†
Portfolio turnover rate ††	0%	1%	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$(0.04)		$0.01

PowerShares Build America Bond Portfolio

	For the Period November 16, 2009* Through April 30, 2010 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.90
Net investment income**	0.52
Net realized and unrealized gain on investments	0.73
Total from investment operations	1.25
Distribution to shareholders from:
Net investment income	(0.51)
Net asset value at end of period	$25.64
Share price at end of period***	$25.45
NET ASSET VALUE TOTAL RETURN****	5.11	%(b)
SHARE PRICE TOTAL RETURN****	4.33%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$294,815
Ratio to average net assets of:
Expenses, after Waivers	0.28	%†
Expenses, prior to Waivers	0.35	%†
Net investment income	5.26	%†
Portfolio turnover rate ††	3%
Undistributed net investment income included in price of units issued and redeemed**#	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

(b)  The net asset value total return from Fund Inception (November 17, 2009, first day of trading on the Exchange) to April 30, 2010 was 5.28%. The share price total return from Fund Inception to April 30, 2010 was 4.12%.

See Notes to Financial Statements.

52

Financial Highlights

See Notes to Financial Statements.

PowerShares CEF Income Composite Portfolio

	For the Period February 16, 2010* Through April 30, 2010 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	0.31
Net realized and unrealized gain on investments	1.27
Total from investment operations	1.58
Distribution to shareholders from:
Net investment income	(0.36)
Net asset value at end of period	$26.22
Share price at end of period***	$26.86
NET ASSET VALUE TOTAL RETURN****	6.34	%(a)
SHARE PRICE TOTAL RETURN****	8.93	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$82,206
Ratio to average net assets of:
Expenses†	0.50	%††
Net investment income	6.77	%††
Portfolio turnover rate †††	11%
Undistributed net investment income included in price of units issued and redeemed**#	$0.16

PowerShares Emerging Markets Sovereign Debt Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period October 11, 2007* Through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.60	$18.09	$25.92	$25.50
Net investment income**	0.79	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	0.71	7.52	(7.81)	0.35
Total from investment operations	1.50	9.10	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(0.83)	(1.57)	(1.48)	—
Return of capital	—	(0.02)	(0.01)	—
Total distributions	(0.83)	(1.59)	(1.49)	—
Net asset value at end of period	$26.27	$25.60	$18.09	$25.92
Share price at end of period***	$26.28	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN****	6.00%	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	4.84%	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$596,361	$419,877	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%††	0.50%	0.50%	0.50	%††
Net investment income	6.28%††	6.89%	5.85%	4.91	%††
Portfolio turnover rate †††	6%	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.04)	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

††  Annualized.

†††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (February 19, 2010, first day of trading on the Exchange) to April 30, 2010 was 5.41%. The share price total return from Fund Inception to April 30, 2010 was 5.08%.

53

Financial Highlights (Continued)

PowerShares High Yield Corporate Bond Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period November 13, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54	$15.73	$24.84
Net investment income**	0.76	1.61	1.78
Net realized and unrealized gain (loss) on investments	0.66	1.81	(9.04)
Total from investment operations	1.42	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(0.77)	(1.61)	(1.85)
Net asset value at end of period	$18.19	$17.54	$15.73
Share price at end of period***	$18.15	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN****	8.31%	23.73%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	8.23%	20.39%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$223,789	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50%†	0.50%	0.50	%†
Net investment income	8.68%†	9.93%	9.35	%†
Portfolio turnover rate ††	24%	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.07	$(0.02)

PowerShares Insured California Municipal Bond Portfolio

	Six Months Ended April 30, 2010	Year Ended October 31,		For the Period October 11, 2007* Through
	(Unaudited)	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.50	$21.26	$24.97	$24.90
Net investment income**	0.52	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	0.36	2.26	(3.64)	0.01
Total from investment operations	0.88	3.32	(2.61)	0.07
Distribution to shareholders from:
Net investment income	(0.56)	(0.02)	—	—
Tax-exempt income	—	(1.06)	(1.10)	—
Total distributions	(0.56)	(1.08)	(1.10)	—
Net asset value at end of period	$23.82	$23.50	$21.26	$24.97
Share price at end of period***	$23.86	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN****	3.80%	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	4.06%	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,311	$31,727	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%	0.35%	0.35	%†
Net investment income, after Waivers	4.50%†	4.71%	4.42%	3.90	%†
Portfolio turnover rate ††	1%	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.01)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

54

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	Six Months Ended April 30, 2010		Year Ended October 31,				For the Period October 11, 2007* Through
	(Unaudited)		2009		2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.61		$21.00		$25.05		$24.92
Net investment income**	0.55		1.12		1.05		0.06
Net realized and unrealized gain (loss) on investments	0.28		2.60		(3.98)		0.07
Total from investment operations	0.83		3.72		(2.93)		0.13
Distribution to shareholders from:
Net investment income	(0.57)		(0.00	)(a)	(0.00	)(a)	—
Tax-exempt income	—		(1.11)		(1.12)		—
Total distributions	(0.57)		(1.11)		(1.12)		—
Net asset value at end of period	$23.87		$23.61		$21.00		$25.05
Share price at end of period***	$23.89		$23.56		$21.29
NET ASSET VALUE TOTAL RETURN****	3.57%		18.22%		(12.13)%		0.52%
SHARE PRICE TOTAL RETURN****	3.87%		16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$521,577		$446,288		$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28	%†	0.28%		0.28%		0.28	%†
Expenses, prior to Waivers	0.35	%†	0.35%		0.35%		0.35	%†
Net investment income, after Waivers	4.68	%†	4.97%		4.55%		3.96	%†
Portfolio turnover rate ††	7%		25%		63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)		$(0.04)		$0.00	(a)

PowerShares Insured New York Municipal Bond Portfolio

	Six Months Ended April 30, 2010		Year Ended October 31,			For the Period October 11, 2007* Through
	(Unaudited)		2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.94		$21.14	$24.95		$24.84
Net investment income**	0.52		1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	0.43		1.80	(3.72)		0.06
Total from investment operations	0.95		2.86	(2.70)		0.11
Distribution to shareholders from:
Net investment income	(0.54)		(0.02)	(0.00	)(a)	—
Tax-exempt income	—		(1.04)	(1.11)		—
Total distributions	(0.54)		(1.06)	(1.11)		—
Net asset value at end of period	$23.35		$22.94	$21.14		$24.95
Share price at end of period***	$23.36		$22.92	$21.27
NET ASSET VALUE TOTAL RETURN****	4.19%		13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	4.32%		13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$37,359		$33,260	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28	%†	0.28%	0.28%		0.28	%†
Expenses, prior to Waivers	0.35	%†	0.35%	0.35%		0.35	%†
Net investment income, after Waivers	4.54	%†	4.75%	4.38%		3.83	%†
Portfolio turnover rate ††	3%		10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.02)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

55

Financial Highlights (Continued)

PowerShares Preferred Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period January 28, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.01	$12.25	$20.06
Net investment income**	0.47	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.85	0.89	(7.66)
Total from investment operations	1.32	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(0.54)	(1.02)	(0.91)
Return of capital	—	(0.09)	(0.09)
Total distributions	(0.54)	(1.11)	(1.00)
Net asset value at end of period	$13.79	$13.01	$12.25
Share price at end of period***	$13.83	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN****	10.27%	17.02%	(35.04	)%(a)
SHARE PRICE TOTAL RETURN****	10.17%	13.88%	(33.14	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,022,173	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50%†	0.50%	0.50	%†
Net investment income	6.91%†	8.26%	7.74	%†
Portfolio turnover rate ††	8%	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.06)	$0.03

PowerShares VRDO Tax Free Weekly Portfolio

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period November 14, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$25.03	$25.03
Net investment income**	0.03	0.30	0.84
Net realized and unrealized gain (loss) on investments	0.00	0.09	(0.02)
Total from investment operations	0.03	0.39	0.82
Distribution to shareholders from:
Net investment income	(0.03)	(0.02)	(0.00	)(b)
Tax-exempt income	—	(0.40)	(0.82)
Total distributions	(0.03)	(0.42)	(0.82)
Net asset value at end of period	$25.00	$25.00	$25.03
Share price at end of period***	$25.00	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN****	0.13%	1.58%	3.33	%(c)
SHARE PRICE TOTAL RETURN****	0.13%	1.49%	3.40	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$839,942	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25%†	0.25%	0.25	%†
Net investment income	0.26%†	1.24%	3.71	%†
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

56

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered forty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Build America Bond Portfolio	"Build America Bond Portfolio"

PowerShares CEF Income Composite Portfolio	"CEF Income Composite Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares High Yield Corporate Bond Portfolio	"High Yield Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Creation Units of the Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash and redeemed principally in-kind. The Build America Bond Portfolio issues and redeems in exchange for cash. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

High Yield Corporate Bond Portfolio	Wells Fargo® High Yield Bond Index

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Fund	Index
Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

Preferred Portfolio	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, a Fund would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

With respect to each of the Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in their respective Underlying Indices. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in NAV than would be the case if the Funds held all of the securities in their respective Underlying Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. With respect to Emerging Markets Sovereign Debt Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Cash Redemption Risk. With respect to Build America Bond Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Municipal Securities Risk. With respect to Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Risk of Limited Issuance. With respect to Build America Bond Portfolio, there is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded. Furthermore, under the American Recovery and Reinvestment Act of 2009, the ability of municipalities to issue Build America Bonds expires

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which CEF Composite Income Portfolio invests and other extraordinary expenses.

Expenses included for CEF Income Composite Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the underlying funds, in which it invests. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which CEF Composite Income Portfolio invests and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.35%*
CEF Income Composite Portfolio	0.50%
Emerging Markets Sovereign Debt Portfolio	0.50%
High Yield Corporate Bond Portfolio	0.50%
Insured California Municipal Bond Portfolio	0.35%*
Insured National Municipal Bond Portfolio	0.35%*
Insured New York Municipal Bond Portfolio	0.35%*
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

* The Adviser has agreed to waive a portion of its unitary management fee until April 20, 2011. After giving effect to such waiver, the Fund's net unitary management fee is 0.28% of its average daily net assets, until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2011.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Build America Bond Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

CEF Income Composite Portfolio	S-Network Global Indexes LLC

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

High Yield Corporate Bond Portfolio	Wells Fargo & Company and Wells Fargo Securities, LLC

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

Preferred Portfolio	Merrill Lynch

VRDO Tax-Free Weekly Portfolio Municipal Market Data, a unit of Thomson Financial LLC	Securities

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the period ended April 30, 2010.

Preferred Portfolio

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/10	Dividend Income
Alabama Power Co., 5.88%, Series 07-B	$19,908,211	$6,149,403	$(1,328,546)	$452,760	$5,311	$25,187,139	$656,635
JPMorgan Chase Capital X, 7.00%	55,677,620	14,949,854	(10,176,909)	343,084	131,020	60,924,669	2,037,098
Public Storage, 7.25%, Series I	28,827,924	8,839,458	(1,656,615)	1,779,708	90,753	37,881,228	1,214,811
Telephone & Data Systems, Inc., 6.63%	4,657,060	1,353,879	(73,844)	455,397	32,961	6,425,453	201,650
Total Investments in Affiliates	$109,070,815	$31,292,594	$(13,235,914)	$3,030,949	$260,045	$130,418,489	$4,110,194

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$71,259,853	$—	$71,259,853
Money Market Fund	1,225,642	—	—	1,225,642
Total Investments	1,225,642	71,259,853	—	72,485,495
PowerShares Build America Bond Portfolio
Municipal Obligations	—	291,783,721	—	291,783,721
Money Market Fund	11,596,669	—	—	11,596,669
Total Investments	11,596,669	291,783,721	—	303,380,390
PowerShares CEF Income Composite Portfolio
Equity Securities	85,129,592	—	—	85,129,592
PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	584,266,902	—	584,266,902
Money Market Fund	1,394,018	—	—	1,394,018
Total Investments	1,394,018	584,266,902	—	585,660,920

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares High Yield Corporate Bond Portfolio
Corporate Debt Securities	$—	$218,921,864	$—	$218,921,864
PowerShares Insured California Municipal Bond Portfolio
Municipal Obligations	—	36,611,455	—	36,611,455
PowerShares Insured National Municipal Bond Portfolio
Municipal Obligations	—	509,131,114	—	509,131,114
PowerShares Insured New York Municipal Bond Portfolio
Municipal Obligations	—	36,961,275	—	36,961,275
PowerShares Preferred Portfolio
Equity Securities	996,060,979	23,144,716	—	1,019,205,695
PowerShares VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	839,015,000	—	839,015,000

Note 6. Federal Income Tax

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2016	2017	Total*
1-30 Laddered Treasury Portfolio	$841	$51,223	$52,064
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	1,089,498
High Yield Corporate Bond Portfolio	873,660	2,319,865	3,193,525
Insured California Municipal Bond Portfolio	—	—	—
Insured National Municipal Bond Portfolio	2,588,810	182,883	2,771,693
Insured New York Municipal Bond Portfolio	141,166	128,534	269,700
Preferred Portfolio	22,535,990	48,167,564	70,703,554
VRDO Tax-Free Weekly Portfolio	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 7. Investment Transactions

For the period ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$275,242,428	$3,767,686
CEF Income Composite Portfolio	7,977,389	5,450,815
Emerging Markets Sovereign Debt Portfolio	39,371,000	27,018,281
High Yield Corporate Bond Portfolio	49,037,757	46,700,905
Insured California Municipal Bond Portfolio	5,066,015	384,024
Insured National Municipal Bond Portfolio	92,978,852	32,940,256
Insured New York Municipal Bond Portfolio	3,954,705	1,041,020
Preferred Portfolio	67,663,498	73,138,147
VRDO Tax-Free Weekly Portfolio	379,335,000	606,380,000

For the period ended April 30, 2010, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $0 and $1,647,010, respectively.

For the period ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$13,762,788	$4,139,106
Build America Bond Portfolio	9,992,635	—
CEF Income Composite Portfolio	86,253,453	4,608,217
Emerging Markets Sovereign Debt Portfolio	174,861,759	28,243,864
High Yield Corporate Bond Portfolio	41,692,728	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	215,879,703	11,989,396
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are generally not considered taxable for Federal income tax purposes.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

At April 30, 2010, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$73,854,263	$(1,368,768)	$280,464	$(1,649,232)
Build America Bond Portfolio	292,979,943	10,400,447	10,433,437	(32,990)
CEF Income Composite Portfolio	84,324,371	805,221	1,115,106	(309,885)
Emerging Markets Sovereign Debt Portfolio	552,399,743	33,261,177	34,378,744	(1,117,567)
High Yield Corporate Bond Portfolio	200,664,154	18,257,710	18,921,849	(664,139)
Insured California Municipal Bond Portfolio	35,766,299	845,156	1,143,297	(298,141)
Insured National Municipal Bond Portfolio	486,199,590	22,931,524	24,076,579	(1,145,055)
Insured New York Municipal Bond Portfolio	35,467,218	1,494,057	1,814,162	(320,105)
Preferred Portfolio	888,929,025	130,276,670	134,081,273	(3,804,603)
VRDO Tax-Free Weekly Portfolio	839,011,900	3,100	3,100	—

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio and High Yield Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Events

The Board of Trustees of the Trust approved a change to the investment objective for the PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund"), effective August 5, 2010. The Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Bloomberg US Municipal AMT-Free Weekly VRDO Index (the "Index"). The Index is compiled and calculated by Bloomberg Finance L.P. The Index includes tax-exempt variable rate demand obligations issued by municipalities in the United States on which the yield is reset on a weekly basis.

The Board of Trustees of the Trust approved a change to the name and the investment objective for the PowerShares High Yield Corporate Bond Portfolio (the "Fund"), effective August 2, 2010. The Fund's name will be changed to the PowerShares Fundamental High Yield Corporate Bond Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RAFI® High Yield Bond Index (the "Index"). The Index is compiled and calculated by Research Affiliates, LLC. The Index measures potential returns of a theoretical portfolio of high yield, U.S. dollar denominated corporate bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange.

68

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 32 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and

69

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund, other than PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Emerging Markets Portfolio's, PowerShares High Yield Corporate Bond Portfolio's and PowerShares Preferred Portfolio's tracking error. With respect to the PowerShares High Yield Corporate Bond Portfolio, the Trustees considered the Adviser's representation that a primary cause of the Fund's tracking error is the quarterly rebalancing of securities comprising its underlying index. The Trustees also considered that, at the April 15, 2010 Board meeting, the Adviser had recommended and the Board had approved changing the Fund's underlying index, which would take effect in the third quarter of 2010, and may reduce the Fund's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

  0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

  0.35%:  PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

  0.50%:  PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio

70

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

  0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

  0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

  0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

  0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

  0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

  •  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of PowerShares Autonomic Growth NFA Global Asset Portfolio, which was lower than the median expense ratio of its ETF peer funds; the advisory fee of each of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares High Yield Corporate Bond Portfolio, which was equal to the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio or PowerShares Autonomic Balanced NFA Global Asset Portfolio); and

  •  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Steel Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

  •  lower than the median advisory fee of its open-end actively-managed peer funds.

71

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2011, for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

72

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares Build America Bond Portfolio

At a meeting held on September 24, 2009, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares Build America Bond Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's proposed advisory fee, as compared to the expense ratios of various corporate bond and tax-free municipal bond ETFs and a comparable open-end actively-managed fund. The Trustees noted the Adviser's statement that, at this time, there are no comparable ETFs investing in similar securities. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end funds, including index funds, that they had reviewed at the April 2009 Board meeting. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the advisory fee generally was at the higher end of the ETF universe, but was lower than the expense ratio of the comparable open-end actively-managed fund. The Trustees noted the Adviser's representation that, unlike the Fund, the ETFs in the peer group do not focus on taxable municipal securities, especially those issued pursuant to recent federal stimulus legislation, which will

73

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares Build America Bond Portfolio (Continued)

require greater oversight. The Trustees considered the proposed advisory fee in light of the distinguishing factors of the Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that the Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and fees to be paid by the Adviser. The Trustees considered information previously provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

74

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares CEF Income Composite Portfolio

At a meeting held on December 17, 2009, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares CEF Income Composite Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's proposed advisory fee, as compared to the expense ratios of various funds of funds, including ETFs of other funds, closed-end funds of closed-end funds and open-end actively managed funds of closed-end funds and ETFs. The Trustees noted the Adviser's statement that, at this time, there are no comparable ETFs investing in similar securities. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end funds, including index funds, that they had reviewed at the April 2009 Board meeting. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the advisory fee generally was at the higher end of the ETF universe, but was lower than the expense ratio of the comparable closed-end and open-end actively-managed funds of funds. The Trustees considered the proposed advisory fee in light of the distinguishing factors of the Fund and the higher administrative, operational and management

75

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares CEF Income Composite Portfolio (Continued)

oversight costs for the Adviser. The Trustees also noted that the Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and fees to be paid by the Adviser. The Trustees considered information previously provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

76

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio	6

PowerShares S&P SmallCap Consumer Staples Portfolio	9

PowerShares S&P SmallCap Energy Portfolio	10

PowerShares S&P SmallCap Financials Portfolio	11

PowerShares S&P SmallCap Health Care Portfolio	13

PowerShares S&P SmallCap Industrials Portfolio	15

PowerShares S&P SmallCap Information Technology Portfolio	18

PowerShares S&P SmallCap Materials Portfolio	20

PowerShares S&P SmallCap Utilities Portfolio	21

Statements of Assets and Liabilities	22

Statements of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	33

Board Considerations Regarding Approval of Investment Advisory Agreement	41

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)						Closing Below NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
XLYS	PowerShares S&P SmallCap Consumer Discretionary Portfolio	4/7/10	18	6	1	0	0	0	0	11	0	0	0	0	0
XLPS	PowerShares S&P SmallCap Consumer Staples Portfolio	4/7/10	18	7	0	0	0	0	0	11	0	0	0	0	0
XLES	PowerShares S&P SmallCap Energy Portfolio	4/7/10	18	5	0	0	0	0	0	13	0	0	0	0	0
XLFS	PowerShares S&P SmallCap Financials Portfolio	4/7/10	18	10	0	0	0	0	0	8	0	0	0	0	0
XLVS	PowerShares S&P SmallCap Health Care Portfolio	4/7/10	18	2	0	0	0	0	0	16	0	0	0	0	0
XLIS	PowerShares S&P SmallCap Industrials Portfolio	4/7/10	18	3	0	0	0	0	0	15	0	0	0	0	0
XLKS	PowerShares S&P SmallCap Information Technology Portfolio	4/7/10	18	7	0	0	0	0	0	11	0	0	0	0	0
XLBS	PowerShares S&P SmallCap Materials Portfolio	4/7/10	18	2	0	0	0	0	0	16	0	0	0	0	0
XLUS	PowerShares S&P SmallCap Utilities Portfolio	4/7/10	18	8	0	0	0	0	0	10	0	0	0	0	0

2

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 7, 2010 (Inception) and held through the period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value April 7, 2010 (Fund Inception)	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During April 7, 2010 (Fund Inception) to April 30, 2010(1)
PowerShares S&P SmallCap Consumer Discretionary Portfolio Actual	$1,000.00	$1,036.79	0.29%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Consumer Staples Portfolio Actual	$1,000.00	$1,047.64	0.29%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Energy Portfolio Actual	$1,000.00	$1,013.29	0.29%	$0.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Financials Portfolio Actual	$1,000.00	$1,031.03	0.29%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

4

Fees and Expenses (Continued)

	Beginning Account Value Value April 7, 2010 (Fund Inception)	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During April 7, 2010 (Fund Inception) to April 30, 2010(1)
PowerShares S&P SmallCap Health Care Portfolio Actual	$1,000.00	$1,007.57	0.29%	$0.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Industrials Portfolio Actual	$1,000.00	$1,045.37	0.29%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Information Technology Portfolio Actual	$1,000.00	$1,011.74	0.29%	$0.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Materials Portfolio Actual	$1,000.00	$1,032.63	0.29%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Utilities Portfolio Actual	$1,000.00	$1,020.83	0.29%	$0.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 7, 2010 (Fund Inception) to April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 24 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

5

Portfolio Composition

PowerShares S&P SmallCap Consumer Discretionary Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Retail	46.4
Apparel	15.2
Commercial Services	12.5
Leisure Time	6.9
Home Builders	3.0
Home Furnishings	2.1
Internet	1.8
Household Products/Wares	1.7
Entertainment	1.7
Distribution/Wholesale	1.5
Toys/Games/Hobbies	1.1
Auto Parts & Equipment	1.0
Textiles	0.9
Media	0.9
Miscellaneous Manufacturing	0.7
Aerospace/Defense	0.7
Beverages	0.7
Building Materials	0.6
Lodging	0.5
Other	0.1

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—0.7%
165	National Presto Industries, Inc.	$18,475
	Apparel—15.2%
2,030	Carter's, Inc.*	65,407
2,954	Crocs, Inc.*	28,536
444	Deckers Outdoor Corp.*	62,418
2,462	Iconix Brand Group, Inc.*	42,494
933	K-Swiss, Inc., Class A*	11,606
743	Maidenform Brands, Inc.*	16,955
478	Oxford Industries, Inc.	10,320
353	Perry Ellis International, Inc.*	8,518
4,434	Quiksilver, Inc.*	23,633
1,157	Skechers U.S.A., Inc., Class A*	44,371
874	True Religion Apparel, Inc.*	27,312
571	Volcom, Inc.*	13,613
1,717	Wolverine World Wide, Inc.	52,557
		407,740
	Auto Parts & Equipment—1.0%
1,134	Spartan Motors, Inc.	6,997
633	Standard Motor Products, Inc.	6,748
800	Superior Industries International, Inc.	13,488
		27,233

Number of Shares		Value
	Common Stocks (Continued)
	Beverages—0.7%
448	Peet's Coffee & Tea, Inc.*	$17,750
	Building Materials—0.6%
650	Drew Industries, Inc.*	16,672
	Commercial Services—12.5%
631	American Public Education, Inc.*	26,723
917	Arbitron, Inc.	28,253
502	Capella Education Co.*	45,491
1,073	Coinstar, Inc.*	47,598
2,146	Hillenbrand, Inc.	52,749
4,904	Live Nation Entertainment, Inc.*	76,944
492	Midas, Inc.*	5,663
684	Monro Muffler Brake, Inc.	24,528
232	Pre-Paid Legal Services, Inc.*	10,317
699	Universal Technical Institute, Inc.*	16,748
		335,014
	Distribution/Wholesale—1.5%
1,695	Pool Corp.	41,578

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Entertainment—1.7%
2,071	Pinnacle Entertainment, Inc.*	$28,021
1,849	Shuffle Master, Inc.*	17,750
		45,771
	Home Builders—3.0%
639	M/I Homes, Inc.*	9,968
1,096	Meritage Homes Corp.*	26,063
235	Skyline Corp.	5,478
3,388	Standard Pacific Corp.*	21,717
1,002	Winnebago Industries, Inc.*	16,663
		79,889
	Home Furnishings—2.1%
642	Audiovox Corp., Class A*	5,977
897	Ethan Allen Interiors, Inc.	18,119
1,777	La-Z-Boy, Inc.*	23,172
472	Universal Electronics, Inc.*	10,016
		57,284
	Household Products/Wares—1.7%
206	Blyth, Inc.	11,874
1,053	Helen of Troy Ltd.*	28,442
588	Kid Brands, Inc.*	5,862
		46,178
	Internet—1.8%
499	Blue Nile, Inc.*	26,941
1,067	NutriSystem, Inc.	20,625
		47,566
	Leisure Time—6.9%
423	Arctic Cat, Inc.*	6,239
3,049	Brunswick Corp.	63,724
2,220	Callaway Golf Co.	20,846
1,364	Interval Leisure Group, Inc.*	20,174
946	Multimedia Games, Inc.*	4,323
713	Nautilus, Inc.*	2,438
1,133	Polaris Industries, Inc.	67,040
		184,784
	Lodging—0.5%
721	Marcus Corp.	9,265
390	Monarch Casino & Resort, Inc.*	4,532
		13,797
	Media—0.9%
1,037	Dolan Media Co.*	12,330
1,002	E.W. Scripps Co., Class A*	10,962
		23,292
	Miscellaneous Manufacturing—0.7%
618	Movado Group, Inc.*	7,669
658	Sturm Ruger & Co., Inc.	10,982
		18,651

Number of Shares		Value
	Common Stocks (Continued)
	Retail—46.4%
744	Big 5 Sporting Goods Corp.	$12,611
42	Biglari Holdings, Inc.*	16,432
729	BJ's Restaurants, Inc.*	17,591
1,478	Brown Shoe Co., Inc.	27,786
878	Buckle, Inc. (The)	31,766
623	Buffalo Wild Wings, Inc.*	25,755
1,393	Cabela's, Inc., Class A*	25,297
834	California Pizza Kitchen, Inc.*	17,097
1,020	Cato Corp. (The), Class A	24,225
765	CEC Entertainment, Inc.*	29,873
944	Children's Place Retail Stores, Inc. (The)*	43,254
1,241	Christopher & Banks Corp.	12,149
1,903	CKE Restaurants, Inc.	23,483
789	Cracker Barrel Old Country Store, Inc.	38,953
525	DineEquity, Inc.*	21,593
1,952	Finish Line, Inc. (The), Class A	31,447
1,368	Fred's, Inc., Class A	19,002
819	Genesco, Inc.*	27,265
845	Group 1 Automotive, Inc.*	26,237
1,033	Gymboree Corp.*	50,751
645	Haverty Furniture Cos., Inc.	10,513
988	Hibbett Sports, Inc.*	27,170
1,527	Hot Topic, Inc.	11,666
1,373	HSN, Inc.*	41,368
1,905	Jack in the Box, Inc.*	44,806
924	Jo-Ann Stores, Inc.*	40,767
631	Jos. A. Bank Clothiers, Inc.*	38,403
278	Landry's Restaurants, Inc.*	6,419
734	Lithia Motors, Inc., Class A*	5,857
3,269	Liz Claiborne, Inc.*	28,571
536	Lumber Liquidators Holdings, Inc.*	16,327
758	MarineMax, Inc.*	8,452
1,802	Men's Wearhouse, Inc. (The)	42,581
647	O'Charley's, Inc.*	6,179
2,918	OfficeMax, Inc.*	55,442
791	P.F. Chang's China Bistro, Inc.*	34,519
731	Papa John's International, Inc.*	20,029
1,606	Pep Boys - Manny, Moe & Jack (The)	20,123
788	PetMed Express, Inc.	17,446
538	Red Robin Gourmet Burgers, Inc.*	13,133
2,224	Ruby Tuesday, Inc.*	24,887
983	Ruth's Hospitality Group, Inc.*	5,338
1,366	Sonic Automotive, Inc., Class A*	14,589
2,106	Sonic Corp.*	24,661
1,312	Stage Stores, Inc.	20,008
900	Stein Mart, Inc.*	8,532
1,779	Texas Roadhouse, Inc.*	26,294
1,245	Tractor Supply Co.	83,627
1,083	Tuesday Morning Corp.*	6,119
817	Zale Corp.*	2,663
721	Zumiez, Inc.*	13,382
		1,242,438

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Textiles—0.9%
495	UniFirst Corp.	$24,191
	Toys/Games/Hobbies—1.1%
962	JAKKS Pacific, Inc.*	14,709
737	RC2 Corp.*	13,539
		28,248
	Total Investments (Cost $2,563,181)—99.9%	2,676,551
	Other assets less liabilities—0.1%	1,789
	Net Assets—100.0%	$2,678,340

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares S&P SmallCap Consumer Staples Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Food	59.4
Retail	13.7
Household Products/Wares	8.8
Agriculture	8.1
Beverages	4.7
Environmental Control	4.7
Pharmaceuticals	0.5
Other	0.1
Money Market Fund	0.0

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Agriculture—8.1%
19,468	Alliance One International, Inc.*	$99,092
3,218	Andersons, Inc. (The)	116,299
		215,391
	Beverages—4.7%
2,212	Boston Beer Co., Inc., Class A*	126,106
	Environmental Control—4.7%
13,110	Darling International, Inc.*	124,414
	Food—59.4%
2,568	Calavo Growers, Inc.	44,529
2,758	Cal-Maine Foods, Inc.	92,062
3,374	Diamond Foods, Inc.	144,104
6,050	Great Atlantic & Pacific Tea Co., Inc. (The)*	48,702
6,622	Hain Celestial Group, Inc. (The)*	130,983
2,498	J & J Snack Foods Corp.	116,382
4,944	Lance, Inc.	114,602
2,798	Nash Finch Co.	97,986
3,568	Sanderson Farms, Inc.	202,199
4,906	Spartan Stores, Inc.	74,031
6,368	TreeHouse Foods, Inc.*	269,303
7,986	United Natural Foods, Inc.*	245,090
		1,579,973
	Household Products/Wares—8.8%
11,274	Central Garden & Pet Co., Class A*	116,460
3,352	WD-40 Co.	118,091
		234,551
	Pharmaceuticals—0.5%
3,414	Mannatech, Inc.	13,178

Number of Shares		Value
	Common Stocks (Continued)
	Retail—13.7%
9,438	Casey's General Stores, Inc.	$364,590
	Total Common Stocks (Cost $2,539,529)	2,658,203
	Money Market Fund—0.0%
838 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $838)	838
	Total Investments (Cost $2,540,367)—99.9%	2,659,041
	Other assets less liabilities—0.1%	2,307
	Net Assets—100.0%	$2,661,348

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares S&P SmallCap Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Oil & Gas Services	53.3
Oil & Gas	35.2
Retail	7.2
Transportation	4.3
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Oil & Gas—35.2%
5,848	Holly Corp.	$157,896
6,426	Penn Virginia Corp.	163,927
4,171	Petroleum Development Corp.*	97,643
11,502	PetroQuest Energy, Inc.*	67,977
11,733	Pioneer Drilling Co.*	86,120
2,562	Seahawk Drilling, Inc.*	42,683
10,437	St. Mary Land & Exploration Co.	419,985
9,141	Stone Energy Corp.*	148,998
5,121	Swift Energy Co.*	185,278
		1,370,507
	Oil & Gas Services—53.3%
4,935	Basic Energy Services, Inc.*	50,386
2,637	CARBO Ceramics, Inc.	193,160
5,023	Dril-Quip, Inc.*	290,983
3,099	Gulf Island Fabrication, Inc.	74,283
4,992	Hornbeck Offshore Services, Inc.*	122,154
25,703	ION Geophysical Corp.*	154,475
2,226	Lufkin Industries, Inc.	189,499
5,703	Matrix Service Co.*	60,623
8,289	Oil States International, Inc.*	400,442
3,759	SEACOR Holdings, Inc.*	316,395
3,993	Superior Well Services, Inc.*	57,899
13,113	TETRA Technologies, Inc.*	161,159
		2,071,458
	Retail—7.2%
9,873	World Fuel Services Corp.	280,689
	Transportation—4.3%
4,317	Bristow Group, Inc.*	167,111
	Total Common Stocks (Cost $3,858,747)	3,889,765

Number of Shares		Value
	Money Market Fund—0.0%
38 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $38)	$38
	Total Investments (Cost $3,858,785)—100.0%	3,889,803
	Other assets less liabilities—0.0%	298
	Net Assets—100.0%	$3,890,101

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares S&P SmallCap Financials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

REITS	36.6
Banks	35.8
Insurance	14.0
Diversified Financial Services	8.3
Retail	3.2
Savings & Loans	1.1
Real Estate	1.0
Commercial Services	0.1
Other	(0.1)

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Banks—35.8%
1,416	Bank Mutual Corp.	$10,082
405	Bank of The Ozarks, Inc.	15,580
2,021	Boston Private Financial Holdings, Inc.	16,027
495	City Holding Co.	17,345
1,174	Columbia Banking System, Inc.	26,391
1,018	Community Bank System, Inc.	25,114
2,869	East West Bancorp, Inc.	56,204
2,363	First BanCorp.	5,010
2,373	First Commonwealth Financial Corp.	15,543
1,528	First Financial Bancorp	29,200
648	First Financial Bankshares, Inc.	34,655
2,305	First Midwest Bancorp, Inc.	35,036
2,236	Glacier Bancorp, Inc.	41,344
882	Hancock Holding Co.	36,056
1,594	Hanmi Financial Corp.*	4,750
608	Home BancShares, Inc.	17,097
652	Independent Bank Corp.	16,913
1,008	Nara Bancorp, Inc.*	9,072
3,921	National Penn Bancshares, Inc.	28,702
1,070	NBT Bancorp, Inc.	26,183
2,714	Old National Bancorp	36,395
1,037	Pinnacle Financial Partners, Inc.*	15,845
1,821	PrivateBancorp, Inc.	26,077
752	S&T Bancorp, Inc.	18,086
1,262	Signature Bank*	50,960
480	Simmons First National Corp., Class A	13,478
6,709	South Financial Group, Inc. (The)	5,166
833	Sterling Bancorp	8,921
3,089	Sterling Bancshares, Inc.	18,163
3,855	Susquehanna Bancshares, Inc.	42,019
240	Tompkins Financial Corp.	9,749
2,390	TrustCo Bank Corp. NY	15,893

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
931	UMB Financial Corp.	$39,214
3,558	Umpqua Holdings Corp.	53,156
1,190	United Bankshares, Inc.	34,558
2,571	United Community Banks, Inc.*	15,015
2,999	Whitney Holding Corp.	41,086
604	Wilshire Bancorp, Inc.	6,559
937	Wintrust Financial Corp.	34,950
		951,594
	Commercial Services—0.1%
271	Rewards Network, Inc.	3,529
	Diversified Financial Services—8.3%
1,370	Investment Technology Group, Inc.*	23,797
1,332	LaBranche & Co., Inc.*	6,580
1,289	National Financial Partners Corp.*	19,838
1,324	optionsXpress Holdings, Inc.*	23,501
493	Piper Jaffray Cos.*	19,404
522	Portfolio Recovery Associates, Inc.*	34,697
960	Stifel Financial Corp.*	55,037
892	SWS Group, Inc.	9,874
1,030	TradeStation Group, Inc.*	8,611
510	World Acceptance Corp.*	17,993
		219,332
	Insurance—14.0%
260	American Physicians Capital, Inc.	8,694
588	AMERISAFE, Inc.*	10,055
1,480	Delphi Financial Group, Inc., Class A	40,700
731	eHealth, Inc.*	10,022
1,370	Employers Holdings, Inc.	22,578
424	Infinity Property & Casualty Corp.	19,559
415	Navigators Group, Inc. (The)*	16,654
645	Presidential Life Corp.	7,598

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares S&P SmallCap Financials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,008	ProAssurance Corp.*	$61,438
539	RLI Corp.	31,262
469	Safety Insurance Group, Inc.	17,489
1,656	Selective Insurance Group, Inc.	27,672
568	Stewart Information Services Corp.	6,464
1,401	Tower Group, Inc.	32,307
689	United Fire & Casualty Co.	15,757
1,178	Zenith National Insurance Corp.	44,552
		372,801
	Real Estate—1.0%
1,133	Forestar Group, Inc.*	25,538
	REITS—36.6%
1,249	Acadia Realty Trust	23,831
3,447	BioMed Realty Trust, Inc.	63,804
1,683	Cedar Shopping Centers, Inc.	13,397
2,065	Colonial Properties Trust	32,565
3,862	DiamondRock Hospitality Co.*	42,443
835	EastGroup Properties, Inc.	34,135
1,330	Entertainment Properties Trust	58,148
2,700	Extra Space Storage, Inc.	40,554
2,109	Franklin Street Properties Corp.	31,087
1,909	Healthcare Realty Trust, Inc.	46,083
1,087	Home Properties, Inc.	54,013
2,234	Inland Real Estate Corp.	21,044
1,589	Kilroy Realty Corp.	55,710
1,962	Kite Realty Group Trust	10,634
2,146	LaSalle Hotel Properties	56,547
3,438	Lexington Realty Trust	24,341
726	LTC Properties, Inc.	20,255
3,309	Medical Properties Trust, Inc.	33,256
905	Mid-America Apartment Communities, Inc.	50,019
2,579	National Retail Properties, Inc.	60,684
672	Parkway Properties, Inc.	13,239
1,236	Pennsylvania Real Estate Investment Trust	19,517
1,511	Post Properties, Inc.	38,923
561	PS Business Parks, Inc.	33,660
857	Sovran Self Storage, Inc.	31,615
1,259	Tanger Factory Outlet Centers, Inc.	52,374
669	Urstadt Biddle Properties, Inc., Class A	11,279
		973,157
	Retail—3.2%
920	Cash America International, Inc.	34,095
1,517	EZCORP, Inc., Class A*	31,417
827	First Cash Financial Services, Inc.*	18,244
		83,756

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Savings & Loans—1.1%
1,838	Brookline Bancorp, Inc.	$20,199
793	Dime Community Bancshares	10,111
		30,310
	Total Investments (Cost $2,547,635)—100.1%	2,660,017
	Liabilities in excess of other assets—(0.1%)	(1,515)
	Net Assets—100.0%	$2,658,502

Investment Abbreviations:

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares S&P SmallCap Health Care Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Healthcare - Products	30.8
Healthcare - Services	24.4
Pharmaceuticals	13.9
Commercial Services	9.9
Biotechnology	7.7
Software	6.9
Electronics	3.6
Advertising	1.4
Distribution/Wholesale	0.9
Internet	0.5
Other	0.0

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—1.4%
14,054	inVentiv Health, Inc.*	$323,664
	Biotechnology—7.7%
11,719	ArQule, Inc.*	74,650
12,194	Cambrex Corp.*	53,532
24,113	Cubist Pharmaceuticals, Inc.*	540,613
6,917	Emergent Biosolutions, Inc.*	112,609
13,856	Enzo Biochem, Inc.*	82,720
13,841	Martek Biosciences Corp.*	304,917
26,828	Regeneron Pharmaceuticals, Inc.*	684,919
		1,853,960
	Commercial Services—9.9%
13,571	AMN Healthcare Services, Inc.*	124,039
9,456	Chemed Corp.	520,175
2,966	CorVel Corp.*	98,768
12,826	Cross Country Healthcare, Inc.*	128,516
10,700	HMS Holdings Corp.*	572,450
6,189	Kendle International, Inc.*	102,428
3,901	Landauer, Inc.	265,853
24,159	PAREXEL International Corp.*	569,669
		2,381,898
	Distribution/Wholesale—0.9%
5,082	MWI Veterinary Supply, Inc.*	213,190
	Electronics—3.6%
5,355	Analogic Corp.	256,076
7,353	Dionex Corp.*	599,784
		855,860

Number of Shares		Value
	Common Stocks (Continued)
	Healthcare - Products—30.8%
9,184	Abaxis, Inc.*	$237,957
28,153	Align Technology, Inc.*	478,038
31,243	American Medical Systems Holdings, Inc.*	559,875
5,361	Cantel Medical Corp.	107,006
12,129	CONMED Corp.*	269,749
18,892	Cooper Cos., Inc. (The)	734,710
11,849	CryoLife, Inc.*	72,397
9,937	Cyberonics, Inc.*	194,070
9,656	Greatbatch, Inc.*	215,715
10,449	Haemonetics Corp.*	604,579
13,268	Hanger Orthopedic Group, Inc.*	247,315
5,014	ICU Medical, Inc.*	178,549
8,588	Integra LifeSciences Holdings Corp.*	390,153
13,447	Invacare Corp.	355,404
4,548	Kensey Nash Corp.*	103,012
7,744	LCA-Vision, Inc.*	65,282
16,887	Meridian Bioscience, Inc.	337,571
11,681	Merit Medical Systems, Inc.*	188,882
11,808	Natus Medical, Inc.*	201,208
7,494	Osteotech, Inc.*	31,849
7,703	Palomar Medical Technologies, Inc.*	96,750
24,489	PSS World Medical, Inc.*	573,777
7,254	SurModics, Inc.*	134,924
14,906	Symmetry Medical, Inc.*	172,313
13,768	West Pharmaceutical Services, Inc.	576,191
8,881	Zoll Medical Corp.*	271,315
		7,398,591

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares S&P SmallCap Health Care Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Healthcare - Services—24.4%
4,534	Air Methods Corp.*	$149,985
3,388	Almost Family, Inc.*	143,516
11,762	Amedisys, Inc.*	677,256
21,248	AMERIGROUP Corp.*	770,027
12,848	AmSurg Corp., Class A*	266,210
9,919	Bio-Reference Labs, Inc.*	232,105
20,362	Centene Corp.*	466,290
7,220	Genoptix, Inc.*	279,342
12,190	Gentiva Health Services, Inc.*	349,609
20,352	Healthspring, Inc.*	358,195
14,057	Healthways, Inc.*	228,988
5,667	IPC The Hospitalist Co., Inc.*	175,904
6,291	LHC Group, Inc.*	214,523
14,367	Magellan Health Services, Inc.*	606,431
7,667	MedCath Corp.*	76,210
5,526	Molina Healthcare, Inc.*	161,193
13,779	Odyssey HealthCare, Inc.*	287,017
10,255	RehabCare Group, Inc.*	292,473
10,662	Res-Care, Inc.*	124,106
		5,859,380
	Internet—0.5%
17,537	eResearchTechnology, Inc.*	129,248
	Pharmaceuticals—13.9%
16,043	Catalyst Health Solutions, Inc.*	678,779
9,259	Neogen Corp.*	243,419
14,531	Par Pharmaceutical Cos., Inc.*	394,372
12,736	PharMerica Corp.*	245,805
23,089	Salix Pharmaceuticals Ltd.*	928,178
27,846	Savient Pharmaceuticals, Inc.*	403,767
13,917	Theragenics Corp.*	21,432
32,224	ViroPharma, Inc.*	409,889
		3,325,641
	Software—6.9%
4,062	Computer Programs & Systems, Inc.	183,034
23,784	Eclipsys Corp.*	491,853
13,435	Omnicell, Inc.*	179,357
18,006	Phase Forward, Inc.*	302,681
7,871	Quality Systems, Inc.	503,823
		1,660,748
	Total Investments (Cost $24,311,123)—100.0%	24,002,180
	Other assets less liabilities—0.0%	3,258
	Net Assets—100.0%	$24,005,438

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares S&P SmallCap Industrials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Miscellaneous Manufacturing	15.2
Aerospace/Defense	15.0
Machinery - Diversified	9.3
Commercial Services	9.0
Transportation	7.5
Electronics	6.4
Building Materials	6.1
Engineering & Construction	5.3
Distribution/Wholesale	4.8
Metal Fabricate/Hardware	4.0
Electrical Components & Equipment	3.0
Housewares	2.4
Airlines	2.1
Hand/Machine Tools	2.1
Environmental Control	1.9
Computers	1.2
Office Furnishings	0.9
Machinery - Construction & Mining	0.8
Storage/Warehousing	0.8
Textiles	0.6
Software	0.6
Auto Parts & Equipment	0.5
Telecommunications	0.3
Household Products/Wares	0.1
Money Market Fund	0.1
Other	0.0

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—15.0%
1,965	AAR Corp.*	$47,907
750	Aerovironment, Inc.*	19,635
783	Cubic Corp.	29,214
2,313	Curtiss-Wright Corp.	82,505
1,506	Esterline Technologies Corp.*	84,004
2,568	GenCorp, Inc.*	15,973
1,302	Kaman Corp.	35,688
2,289	Moog, Inc., Class A*	85,082
2,874	Orbital Sciences Corp.*	52,824
1,827	Teledyne Technologies, Inc.*	79,657
840	Triumph Group, Inc.	65,150
		597,639
	Airlines—2.1%
762	Allegiant Travel Co.*	39,190
2,828	SkyWest, Inc.	42,363
		81,553

Number of Shares		Value
	Common Stocks (Continued)
	Auto Parts & Equipment—0.5%
1,011	ATC Technology Corp.*	$20,665
	Building Materials—6.1%
633	AAON, Inc.	15,281
1,413	Apogee Enterprises, Inc.	19,415
1,914	Comfort Systems USA, Inc.	26,949
1,527	Gibraltar Industries, Inc.*	22,935
912	NCI Building Systems, Inc.*	12,567
1,911	Quanex Building Products Corp.	36,309
1,944	Simpson Manufacturing Co., Inc.	66,077
975	Universal Forest Products, Inc.	40,999
		240,532
	Commercial Services—9.0%
2,358	ABM Industries, Inc.	50,674
1,122	Administaff, Inc.	24,841
642	CDI Corp.	11,190

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
564	Consolidated Graphics, Inc.*	$23,637
2,607	Geo Group, Inc. (The)*	55,216
2,196	Healthcare Services Group, Inc.	47,192
861	Heidrick & Struggles International, Inc.	22,739
1,341	Kelly Services, Inc., Class A*	21,563
1,821	On Assignment, Inc.*	12,802
2,604	SFN Group, Inc.*	22,264
2,223	TrueBlue, Inc.*	35,101
1,038	Viad Corp.	24,289
609	Volt Information Sciences, Inc.*	7,637
		359,145
	Computers—1.2%
2,034	Sykes Enterprises, Inc.*	46,233
	Distribution/Wholesale—4.8%
810	School Specialty, Inc.*	19,002
1,212	United Stationers, Inc.*	74,199
1,632	Watsco, Inc.	96,647
		189,848
	Electrical Components & Equipment—3.0%
2,355	Belden, Inc.	64,668
960	Encore Wire Corp.	21,321
1,569	Magnetek, Inc.*	3,091
441	Powell Industries, Inc.*	14,809
989	Vicor Corp.*	14,954
		118,843
	Electronics—6.4%
453	American Science & Engineering, Inc.	34,043
756	Badger Meter, Inc.	31,268
2,646	Brady Corp., Class A	90,917
1,302	II-VI, Inc.*	46,690
1,482	Watts Water Technologies, Inc., Class A	52,581
		255,499
	Engineering & Construction—5.3%
1,974	Dycom Industries, Inc.*	20,964
3,342	EMCOR Group, Inc.*	95,447
690	Exponent, Inc.*	20,569
1,974	Insituform Technologies, Inc., Class A*	47,317
813	Stanley, Inc.*	25,715
		210,012
	Environmental Control—1.9%
3,114	Tetra Tech, Inc.*	75,826
	Hand/Machine Tools—2.1%
2,118	Baldor Electric Co.	81,352
	Household Products/Wares—0.1%
642	Standard Register Co. (The)	3,306

Number of Shares		Value
	Common Stocks (Continued)
	Housewares—2.4%
1,698	Toro Co. (The)	$96,684
	Machinery - Construction & Mining—0.8%
1,002	Astec Industries, Inc.*	33,186
	Machinery - Diversified—9.3%
1,386	Albany International Corp., Class A	35,301
1,881	Applied Industrial Technologies, Inc.	57,897
2,523	Briggs & Stratton Corp.	59,896
462	Cascade Corp.	16,105
2,634	Gardner Denver, Inc.	132,464
630	Lindsay Corp.	23,959
1,662	Robbins & Myers, Inc.	43,063
		368,685
	Metal Fabricate/Hardware—4.0%
858	CIRCOR International, Inc.	29,567
1,692	Kaydon Corp.	70,438
201	Lawson Products, Inc.	3,266
1,901	Mueller Industries, Inc.	56,365
		159,636
	Miscellaneous Manufacturing—15.2%
1,149	A.O. Smith Corp.	59,323
3,426	Actuant Corp., Class A	78,558
2,193	Acuity Brands, Inc.	99,146
624	AZZ, Inc.	25,347
2,190	Barnes Group, Inc.	45,552
1,281	Ceradyne, Inc.*	28,438
2,544	CLARCOR, Inc.	96,214
1,025	EnPro Industries, Inc.*	32,369
1,335	ESCO Technologies, Inc.	41,185
2,226	Griffon Corp.*	31,387
1,422	John Bean Technologies Corp.	26,122
864	Lydall, Inc.*	6,964
630	Standex International Corp.	15,038
1,089	Tredegar Corp.	18,578
		604,221
	Office Furnishings—0.9%
2,841	Interface, Inc., Class A	37,160
	Software—0.6%
2,025	Bowne & Co., Inc.	22,640
	Storage/Warehousing—0.8%
1,830	Mobile Mini, Inc.*	30,415
	Telecommunications—0.3%
672	Applied Signal Technology, Inc.	12,560
	Textiles—0.6%
936	G&K Services, Inc., Class A	25,731

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Transportation—7.5%
1,278	Arkansas Best Corp.	$38,928
1,464	Forward Air Corp.	41,021
2,655	Heartland Express, Inc.	43,914
1,923	Hub Group, Inc., Class A*	61,555
2,943	Knight Transportation, Inc.	62,657
1,413	Old Dominion Freight Line, Inc.*	50,698
		298,773
	Total Common Stocks (Cost $3,807,322)	3,970,144
	Money Market Fund—0.1%
2,092 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $2,092)	2,092
	Total Investments (Cost $3,809,414)—100.0%	3,972,236
	Other assets less liabilities—0.0%	572
	Net Assets—100.0%	$3,972,808

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares S&P SmallCap Information Technology Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Semiconductors	27.7
Software	16.7
Electronics	12.9
Telecommunications	12.2
Internet	10.0
Computers	9.1
Commercial Services	5.1
Machinery-Diversified	2.3
Electrical Components & Equipment	1.7
Distribution/Wholesale	1.6
Home Furnishings	0.7
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—5.1%
467	Forrester Research, Inc.*	$14,995
1,183	Heartland Payment Systems, Inc.	21,744
548	MAXIMUS, Inc.	33,927
375	StarTek, Inc.*	2,542
1,013	TeleTech Holdings, Inc.*	16,765
1,205	Wright Express Corp.*	40,934
		130,907
	Computers—9.1%
634	Agilysys, Inc.	6,879
950	CACI International, Inc., Class A*	45,059
2,184	Ciber, Inc.*	8,670
720	Compellent Technologies, Inc.*	9,050
737	Hutchinson Technology, Inc.*	4,488
1,447	Insight Enterprises, Inc.*	21,748
548	Integral Systems, Inc.*	4,779
713	Manhattan Associates, Inc.*	20,435
743	Mercury Computer Systems, Inc.*	9,555
520	MTS Systems Corp.	15,532
219	NCI, Inc., Class A*	6,222
1,091	Netscout Systems, Inc.*	15,841
867	Radiant Systems, Inc.*	12,199
750	RadiSys Corp.*	7,343
639	Stratasys, Inc.*	15,234
1,057	Synaptics, Inc.*	32,365
		235,399

Number of Shares		Value
	Common Stocks (Continued)
	Distribution/Wholesale—1.6%
2,212	Brightpoint, Inc.*	$17,895
839	ScanSource, Inc.*	23,375
		41,270
	Electrical Components & Equipment—1.7%
1,047	Advanced Energy Industries, Inc.*	15,412
689	Littelfuse, Inc.*	29,096
		44,508
	Electronics—12.9%
367	Bel Fuse, Inc., Class B	8,595
2,008	Benchmark Electronics, Inc.*	43,453
1,233	Checkpoint Systems, Inc.*	27,854
1,071	CTS Corp.	11,246
947	Cymer, Inc.*	32,340
1,088	Daktronics, Inc.	9,117
869	Electro Scientific Industries, Inc.*	11,966
508	FARO Technologies, Inc.*	12,807
1,195	FEI Co.*	26,888
428	Keithley Instruments, Inc.	3,642
572	LoJack Corp.*	2,391
1,174	Methode Electronics, Inc., Class A	13,031
1,145	Newport Corp.*	13,545
648	Park Electrochemical Corp.	19,576
1,254	Plexus Corp.*	46,461
497	Rogers Corp.*	16,635
962	Sonic Solutions, Inc.*	12,073
1,300	Technitrol, Inc.	7,020
1,361	TTM Technologies, Inc.*	14,780
		333,420

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Home Furnishings—0.7%
552	DTS, Inc.*	$18,349
	Internet—10.0%
1,312	Blue Coat Systems, Inc.*	42,679
764	comScore, Inc.*	13,867
2,225	Cybersource Corp.*	57,138
1,274	DealerTrack Holdings, Inc.*	19,428
1,115	InfoSpace, Inc.*	11,674
1,424	j2 Global Communications, Inc.*	34,290
946	Knot, Inc. (The)*	7,672
589	PC-Tel, Inc.*	3,834
951	Perficient, Inc.*	11,859
333	Stamps.com, Inc.*	3,530
2,679	United Online, Inc.	21,352
1,365	Websense, Inc.*	31,081
		258,404
	Machinery - Diversified—2.3%
1,251	Cognex Corp.	26,159
795	Gerber Scientific, Inc.*	5,724
1,556	Intermec, Inc.*	17,847
701	Intevac, Inc.*	9,758
		59,488
	Semiconductors—27.7%
826	Actel Corp.*	12,820
995	ATMI, Inc.*	18,039
2,035	Brooks Automation, Inc.*	19,780
743	Cabot Microelectronics Corp.*	28,501
742	Cohu, Inc.	11,983
5,108	Cypress Semiconductor Corp.*	65,842
1,104	Diodes, Inc.*	23,703
722	DSP Group, Inc.*	5,899
1,382	Exar Corp.*	10,213
676	Hittite Microwave Corp.*	34,665
2,089	Kopin Corp.*	8,795
2,200	Kulicke & Soffa Industries, Inc.*	18,040
1,356	Micrel, Inc.	15,825
2,615	Microsemi Corp.*	43,304
1,561	MKS Instruments, Inc.*	35,403
807	Pericom Semiconductor Corp.*	9,426
979	Rudolph Technologies, Inc.*	9,330
845	Sigma Designs, Inc.*	10,022
5,542	Skyworks Solutions, Inc.*	93,327
704	Standard Microsystems Corp.*	18,079
408	Supertex, Inc.*	11,020
1,571	Tessera Technologies, Inc.*	31,860
4,838	TriQuint Semiconductor, Inc.*	36,479
752	Ultratech, Inc.*	11,047
2,344	Varian Semiconductor Equipment Associates, Inc.*	77,211
1,259	Veeco Instruments, Inc.*	55,383
		715,996

Number of Shares		Value
	Common Stocks (Continued)
	Software—16.7%
897	Avid Technology, Inc.*	$13,096
1,405	Blackbaud, Inc.	32,385
1,342	CommVault Systems, Inc.*	28,115
1,355	Concur Technologies, Inc.*	56,788
1,124	CSG Systems International, Inc.*	25,537
781	Digi International, Inc.*	8,365
953	Ebix, Inc.*	15,505
1,452	Epicor Software Corp.*	13,330
1,027	EPIQ Systems, Inc.*	12,375
403	Interactive Intelligence, Inc.*	7,967
1,120	JDA Software Group, Inc.*	32,368
289	MicroStrategy, Inc., Class A*	22,138
1,104	Phoenix Technologies Ltd.*	3,301
1,301	Progress Software Corp.*	41,957
937	Smith Micro Software, Inc.*	8,892
664	SYNNEX Corp.*	18,207
2,623	Take-Two Interactive Software, Inc.*	28,512
1,210	Taleo Corp., Class A*	31,436
2,131	THQ, Inc.*	16,196
874	Tyler Technologies, Inc.*	14,893
		431,363
	Telecommunications—12.2%
3,795	Adaptec, Inc.*	11,727
910	Anixter International, Inc.*	47,684
3,953	Arris Group, Inc.*	48,582
553	Black Box Corp.	17,248
891	Comtech Telecommunications Corp.*	27,835
482	EMS Technologies, Inc.*	7,659
3,044	Harmonic, Inc.*	20,821
1,100	NETGEAR, Inc.*	29,766
947	Network Equipment Technologies, Inc.*	4,858
973	Novatel Wireless, Inc.*	6,665
1,374	Symmetricom, Inc.*	9,110
2,126	Tekelec*	38,544
400	Tollgrade Communications, Inc.*	2,544
1,199	ViaSat, Inc.*	42,504
		315,547
	Total Common Stocks (Cost $2,553,809)	2,584,651
	Money Market Fund—0.0%
83 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $83)	83
	Total Investments (Cost $2,553,892)—100.0%	2,584,734
	Liabilities in excess of other assets—(0.0%)	(894)
	Net Assets—100.0%	$2,583,840

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares S&P SmallCap Materials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Chemicals	36.2
Forest Products & Paper	17.4
Building Materials	12.1
Mining	10.3
Packaging & Containers	9.9
Metal Fabricate/Hardware	6.5
Environmental Control	4.3
Energy-Alternate Sources	1.8
Miscellaneous Manufacturing	1.5
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—12.1%
8,617	Eagle Materials, Inc.	$274,624
5,458	Texas Industries, Inc.	206,530
		481,154
	Chemicals—36.2%
6,137	A. Schulman, Inc.	159,623
4,059	American Vanguard Corp.	32,878
4,937	Arch Chemicals, Inc.	167,907
5,504	Balchem Corp.	142,774
9,582	H.B. Fuller Co.	224,698
6,010	OM Group, Inc.*	226,878
2,237	Penford Corp.*	20,692
18,203	PolyOne Corp.*	205,876
2,191	Quaker Chemical Corp.	68,951
1,500	Stepan Co.	113,625
4,251	Zep, Inc.	78,388
		1,442,290
	Energy - Alternate Sources—1.8%
11,889	Headwaters, Inc.*	71,334
	Environmental Control—4.3%
11,010	Calgon Carbon Corp.*	170,655
	Forest Products & Paper—17.4%
7,625	Buckeye Technologies, Inc.*	107,665
2,236	Clearwater Paper Corp.*	142,388
2,107	Deltic Timber Corp.	110,870
2,883	Neenah Paper, Inc.	50,453
3,481	Schweitzer-Mauduit International, Inc.	198,139
9,641	Wausau Paper Corp.*	85,323
		694,838

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—6.5%
3,289	A.M. Castle & Co.*	$45,125
1,777	Olympic Steel, Inc.	56,473
5,912	RTI International Metals, Inc.*	159,920
		261,518
	Mining—10.3%
4,886	AMCOL International Corp.	140,424
3,979	Brush Engineered Materials, Inc.*	118,296
11,284	Century Aluminum Co.*	152,108
		410,828
	Miscellaneous Manufacturing—1.5%
5,551	Myers Industries, Inc.	60,284
	Packaging & Containers—9.9%
7,635	Rock-Tenn Co., Class A	393,966
	Total Common Stocks (Cost $3,857,956)	3,986,867
	Money Market Fund—0.0%
84 Goldman Sachs Financial Square Prime Obligations Institutional Share Class	(Cost $84)	84
	Total Investments (Cost $3,858,040)—100.0%	3,986,951
	Other assets less liabilities—0.0%	554
	Net Assets—100.0%	$3,987,505

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares S&P SmallCap Utilities Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Gas	43.1
Electric	33.9
Telecommunications	18.4
Water	4.6
Other	0.0

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electric—33.9%
3,102	ALLETE, Inc.	$113,130
4,825	Avista Corp.	104,365
2,068	Central Vermont Public Service Corp.	45,103
2,515	CH Energy Group, Inc.	104,171
5,029	El Paso Electric Co.*	106,866
6,368	NorthWestern Corp.	192,441
3,690	UIL Holdings Corp.	107,121
3,235	Unisource Energy Corp.	107,790
		880,987
	Gas—43.1%
3,066	Laclede Group, Inc. (The)	104,489
5,544	New Jersey Resources Corp.	209,175
3,549	Northwest Natural Gas Co.	168,187
9,786	Piedmont Natural Gas Co., Inc.	269,115
3,990	South Jersey Industries, Inc.	179,989
6,054	Southwest Gas Corp.	188,280
		1,119,235
	Telecommunications—18.4%
4,752	Cbeyond, Inc.*	73,086
7,892	General Communication, Inc., Class A*	48,536
5,826	Iowa Telecommunications Services, Inc.	98,110
5,879	Neutral Tandem, Inc.*	99,649
5,280	NTELOS Holdings Corp.	103,646
4,000	USA Mobility, Inc.	55,760
		478,787
	Water—4.6%
3,180	American States Water Co.	118,677
	Total Investments (Cost $2,531,852)—100.0%	2,597,686
	Other assets less liabilities—0.0%	788
	Net Assets—100.0%	$2,598,474

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
ASSETS:
Investments, at value	$2,676,551	$2,659,041	$3,889,803	$2,660,017	$24,002,180	$3,972,236	$2,584,734	$3,986,951	$2,597,686
Receivables:
Investments sold	—	—	—	3,778	1,079,288	—	41,172	23,752	—
Dividends and interest	2,326	2,813	997	2,999	817	1,298	26	2,774	3,407
Shares sold	—	—	—	—	20,509,940	—	—	—	—
Total Assets	2,678,877	2,661,854	3,890,800	2,666,794	45,592,225	3,973,534	2,625,932	4,013,477	2,601,093
LIABILITES:
Due to custodian	25	—	—	1,107	10	—	—	—	2,129
Payables:
Investments purchased	—	—	—	6,680	21,585,987	—	41,591	25,239	—
Accrued unitary management fees	512	506	699	505	790	726	501	733	490
Total Liabilities	537	506	699	8,292	21,586,787	726	42,092	25,972	2,619
NET ASSETS	$2,678,340	$2,661,348	$3,890,101	$2,658,502	$24,005,438	$3,972,808	$2,583,840	$3,987,505	$2,598,474
NET ASSETS CONSIST OF:
Shares of beneficial interest	$2,560,808	$2,539,529	$3,858,805	$2,541,211	$24,292,855	$3,807,408	$2,552,549	$3,847,482	$2,529,547
Undistributed net investment income (loss)	2,307	3,145	278	4,064	854	2,578	(392)	2,538	2,917
Accumulated net realized gain on investments	1,855	—	—	845	20,672	—	841	8,574	176
Net unrealized appreciation (depreciation) on investments	113,370	118,674	31,018	112,382	(308,943)	162,822	30,842	128,911	65,834
Net Assets	$2,678,340	$2,661,348	$3,890,101	$2,658,502	$24,005,438	$3,972,808	$2,583,840	$3,987,505	$2,598,474
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	100,000	150,000	100,000	950,000	150,000	100,000	150,000	100,000
Net asset value	$26.78	$26.61	$25.93	$26.59	$25.27	$26.49	$25.84	$26.58	$25.98
Share price	$27.84	$27.28	$26.90	$27.52	$25.98	$27.25	$26.91	$27.47	$26.41
Investments, at cost	$2,563,181	$2,540,367	$3,858,785	$2,547,635	$24,311,123	$3,809,414	$2,553,892	$3,858,040	$2,531,852

See Notes to Financial Statements.

22

23

Statements of Operations

For the Period April 5, 2010* through April 30, 2010 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
INVESTMENT INCOME:
Dividend income	$2,819	$3,651	$997	$4,569	$817	$2,906	$109	$3,281	$3,407
EXPENSES:
Unitary management fees	512	506	699	505	790	726	501	733	490
Net Investment Income (Loss)	2,307	3,145	298	4,064	27	2,180	(392)	2,548	2,917
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
									Net realized gain from:
Investments	1,855	—	—	845	20,672	—	841	8,574	176
									Net change in unrealized appreciation (depreciation) on:
Investments	113,370	118,674	31,018	112,382	(308,943)	162,822	30,842	128,911	65,834
Net realized and unrealized gain (loss) on investments	115,225	118,674	31,018	113,227	(288,271)	162,822	31,683	137,485	66,010
Net increase (decrease) in net assets resulting from operations	$117,532	$121,819	$31,316	$117,291	$(288,244)	$165,002	$31,291	$140,033	$68,927

*  Commencement of Investment Operations.

See Notes to Financial Statements.

24

25

Statements of Changes in Net Assets

For the Period April 5, 2010* through April 30, 2010 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
OPERATIONS:
Net investment income (loss)	$2,307	$3,145	$298	$4,064	$27	$2,180	$(392)	$2,548	$2,917
Net realized gain on investments	1,855	—	—	845	20,672	—	841	8,574	176
Net change in unrealized appreciation (depreciation) on investments	113,370	118,674	31,018	112,382	(308,943)	162,822	30,842	128,911	65,834
Net increase (decrease) in net assets resulting from operations	117,532	121,819	31,316	117,291	(288,244)	165,002	31,291	140,033	68,927
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	(20)	—	827	398	—	(10)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,560,808	2,539,529	3,858,785	2,541,211	24,293,682	3,807,806	2,552,549	3,847,472	2,529,547
Net income (loss) equalization	—	—	20	—	(827)	(398)	—	10	—
Net increase in net assets resulting from shares transactions	2,560,808	2,539,529	3,858,805	2,541,211	24,292,855	3,807,408	2,552,549	3,847,482	2,529,547
Increase in Net Assets	2,678,340	2,661,348	3,890,101	2,658,502	24,005,438	3,972,808	2,583,840	3,987,505	2,598,474
NET ASSETS:
Beginning of period	—	—	—	—	—	—	—	—	—
End of period	$2,678,340	$2,661,348	$3,890,101	$2,658,502	$24,005,438	$3,972,808	$2,583,840	$3,987,505	$2,598,474
Undistributed net investment income (loss) at end of period	$2,307	$3,145	$278	$4,064	$854	$2,578	$(392)	$2,538	$2,917
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	100,000	150,000	100,000	950,000	150,000	100,000	150,000	100,000
Shares repurchased	—	—	—	—	—	—	—	—	—
Shares outstanding, beginning of period	—	—	—	—	—	—	—	—	—
Shares outstanding, end of period	100,000	100,000	150,000	100,000	950,000	150,000	100,000	150,000	100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

26

27

Financial Highlights

PowerShares S&P SmallCap Consumer Discretionary Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.61
Net investment income**	0.02
Net realized and unrealized gain on investments	1.15
Total from investment operations	1.17
Net asset value at end of period	$26.78
Share price at end of period***	$27.84
NET ASSET VALUE, TOTAL RETURN****	4.57	%(a)
SHARE PRICE TOTAL RETURN****	8.71	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,678

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	1.31	%†
Portfolio turnover rate ††	3%

PowerShares S&P SmallCap Consumer Staples Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.40
Net investment income**	0.03
Net realized and unrealized gain on investments	1.18
Total from investment operations	1.21
Net asset value at end of period	$26.61
Share price at end of period***	$27.28
NET ASSET VALUE, TOTAL RETURN****	4.76	%(b)
SHARE PRICE TOTAL RETURN****	9.45	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,661

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	1.80	%†
Portfolio turnover rate ††	—%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 3.68%. The share price total return from Fund inception to April 30, 2010 was 4.03%.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 4.76%. The share price total return from Fund inception to April 30, 2010 was 5.00%.

See Notes to Financial Statements.

28

Financial Highlights (Continued)

PowerShares S&P SmallCap Energy Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.76
Net investment income**	0.00	(a)
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.17
Net asset value at end of period	$25.93
Share price at end of period***	$26.90
NET ASSET VALUE, TOTAL RETURN****	0.66	%(b)
SHARE PRICE TOTAL RETURN****	4.43	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,890

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	0.12	%†
Portfolio turnover rate ††	—%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)

PowerShares S&P SmallCap Financials Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.41
Net investment income**	0.04
Net realized and unrealized gain on investments	1.14
Total from investment operations	1.18
Net asset value at end of period	$26.59
Share price at end of period***	$27.52
NET ASSET VALUE, TOTAL RETURN****	4.64	%(c)
SHARE PRICE TOTAL RETURN****	8.30	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,659

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	2.34	%†
Portfolio turnover rate ††	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 1.33%. The share price total return from Fund inception to April 30, 2010 was 1.53%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 3.10%. The share price total return from Fund inception to April 30, 2010 was 3.10%.

See Notes to Financial Statements.

29

Financial Highlights (Continued)

PowerShares S&P SmallCap Health Care Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.30
Net investment income**	0.00	(a)
Net realized and unrealized gain on investments	(0.03)
Total from investment operations	(0.03)
Net asset value at end of period	$25.27
Share price at end of period***	$25.98
NET ASSET VALUE, TOTAL RETURN****	(0.12	)%(b)
SHARE PRICE TOTAL RETURN****	2.69	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,005

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	0.01	%†
Portfolio turnover rate ††	8%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)

PowerShares S&P SmallCap Industrials Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.41
Net investment income**	0.02
Net realized and unrealized gain on investments	1.06
Total from investment operations	1.08
Net asset value at end of period	$26.49
Share price at end of period***	$27.25
NET ASSET VALUE, TOTAL RETURN****	4.25	%(c)
SHARE PRICE TOTAL RETURN****	7.24	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,973

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	0.87	%†
Portfolio turnover rate ††	—%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 0.76%. The share price total return from Fund inception to April 30, 2010 was 0.88%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 4.54%. The share price total return from Fund inception to April 30, 2010 was 4.58%.

See Notes to Financial Statements.

30

Financial Highlights (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.53
Net investment income (loss)**	(0.00	)(a)
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.31
Net asset value at end of period	$25.84
Share price at end of period***	$26.91
NET ASSET VALUE, TOTAL RETURN****	1.21	%(c)
SHARE PRICE TOTAL RETURN****	5.41	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,584

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income (loss)	(0.23	)%†
Portfolio turnover rate ††	0	%(b)

PowerShares S&P SmallCap Materials Portfolio

	For the Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.60
Net investment income**	0.02
Net realized and unrealized gain on investments	0.96
Total from investment operations	0.98
Net asset value at end of period	$26.58
Share price at end of period***	$27.47
NET ASSET VALUE, TOTAL RETURN****	3.83	%(d)
SHARE PRICE TOTAL RETURN****	7.31	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,988

Ratio to average net assets of:

Expenses	0.29	%†
Net investment income	1.01	%†
Portfolio turnover rate ††	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  Amount represents less than 0.5%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 1.17%. The share price total return from Fund inception to April 30, 2010 was 1.37%.

(d)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 3.26%. The share price total return from Fund inception to April 30, 2010 was 3.22%.

See Notes to Financial Statements.

31

Financial Highlights (Continued)

PowerShares S&P SmallCap Utilities Portfolio

	For Period April 5, 2010* through April 30, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.30
Net investment income**	0.03
Net realized and unrealized gain on investments	0.65
Total from investment operations	0.68
Net asset value at end of period	$25.98
Share price at end of period***	$26.41
NET ASSET VALUE, TOTAL RETURN****	2.69	%(a)
SHARE PRICE TOTAL RETURN****	4.39	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,598
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	1.72	%†
Portfolio turnover rate ††	7%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to April 30, 2010 was 2.08%. The share price total return from Fund Inception to April 30, 2010 was 2.12%.

See Notes to Financial Statements.

32

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered forty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P SmallCap Consumer	"S&P SmallCap Consumer Discretionary Discretionary Portfolio	Portfolio"

PowerShares S&P SmallCap Consumer	"S&P SmallCap Consumer Staples Portfolio" Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio	"S&P SmallCap Energy Portfolio"

PowerShares S&P SmallCap Financials Portfolio	"S&P SmallCap Financials Portfolio"

PowerShares S&P SmallCap Health Care Portfolio	"S&P SmallCap Health Care Portfolio"

PowerShares S&P SmallCap Industrials Portfolio	"S&P SmallCap Industrials Portfolio"

PowerShares S&P SmallCap Information	"S&P SmallCap Information Technology Technology Portfolio	Portfolio"

PowerShares S&P SmallCap Materials Portfolio	"S&P SmallCap Materials Portfolio"

PowerShares S&P SmallCap Utilities Portfolio	"S&P SmallCap Utilities Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ").

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
S&P SmallCap Consumer	S&P SmallCap 600 Capped Consumer Discretionary Portfolio	Discretionary Index®

S&P SmallCap Consumer	S&P SmallCap 600 Capped Consumer Staples Staples Portfolio	Index®

S&P SmallCap Energy Portfolio	S&P SmallCap 600 Capped Energy Index®

S&P SmallCap Financials Portfolio	S&P SmallCap 600 Capped Financials Index®

S&P SmallCap Health Care Portfolio	S&P SmallCap 600 Capped HealthCare Index®

S&P SmallCap Industrials Portfolio	S&P SmallCap 600 Capped Industrials Index®

S&P SmallCap Information	S&P SmallCap 600 Capped Information Technology Portfolio	Technology Index®

S&P SmallCap Materials Portfolio	S&P SmallCap 600 Capped Materials Index®

S&P SmallCap Utilities Portfolio	S&P SmallCap 600 Capped Utilities & Telecom Services Index®

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, a Fund would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.29% of the Fund's average daily net assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P SmallCap Consumer Discretionary Portfolio
Equity Securities	$2,676,551	$—	$—	$2,676,551
S&P SmallCap Consumer Staples Portfolio
Equity Securities	2,658,203	—	—	2,658,203
Money Market Fund	838	—	—	838
Total	2,659,041	—	—	2,659,041
S&P SmallCap Energy Portfolio
Equity Securities	3,889,765	—	—	3,889,765
Money Market Fund	38	—	—	38
Total	3,889,803	—	—	3,889,803
S&P SmallCap Financials Portfolio
Equity Securities	2,660,017	—	—	2,660,017
S&P SmallCap Health Care Portfolio
Equity Securities	24,002,180	—	—	24,002,180
S&P SmallCap Industrials Portfolio
Equity Securities	3,970,144	—	—	3,970,144
Money Market Fund	2,092	—	—	2,092
Total	3,972,236	—	—	3,972,236
S&P SmallCap Information Technology Portfolio
Equity Securities	2,584,651	—	—	2,584,651
Money Market Fund	83	—	—	83
Total	2,584,734	—	—	2,584,734
S&P SmallCap Materials Portfolio
Equity Securities	3,986,867	—	—	3,986,867
Money Market Fund	84	—	—	84
Total	3,986,951	—	—	3,986,951
S&P SmallCap Utilities Portfolio
Equity Securities	2,597,686	—	—	2,597,686

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Note 6. Investment Transactions

For the period ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows

	Purchases	Sales
S&P SmallCap Consumer Discretionary Portfolio	$68,764	$68,246
S&P SmallCap Consumer Staples Portfolio	—	—
S&P SmallCap Energy Portfolio	—	—
S&P SmallCap Financials Portfolio	29,320	23,742
S&P SmallCap Health Care Portfolio	1,076,999	1,079,289
S&P SmallCap Industrials Portfolio	—	—
S&P SmallCap Information Technology Portfolio	41,591	—
S&P SmallCap Materials Portfolio	266,609	264,710
S&P SmallCap Utilities Portfolio	175,184	173,055

For the period ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P SmallCap Consumer Discretionary Portfolio	$2,560,808	$—
S&P SmallCap Consumer Staples Portfolio	2,539,529	—
S&P SmallCap Energy Portfolio	3,858,747	—
S&P SmallCap Financials Portfolio	2,541,211	—
S&P SmallCap Health Care Portfolio	24,292,741	—
S&P SmallCap Industrials Portfolio	3,807,322	—
S&P SmallCap Information Technology Portfolio	2,552,549	41,173
S&P SmallCap Materials Portfolio	3,847,482	—
S&P SmallCap Utilities Portfolio	2,529,547	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

At April 30, 2010, the cost of investments on a tax basis, includes the adjustments for financial reporting purposes as of the most recently completed Federal Income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P SmallCap Consumer Discretionary Portfolio	$2,563,181	$113,370	$154,717	$(41,347)
S&P SmallCap Consumer Staples Portfolio	2,540,367	118,674	143,972	(25,298)

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2010 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P SmallCap Energy Portfolio	$3,858,785	$31,018	$134,183	$(103,165)
S&P SmallCap Financials Portfolio	2,547,635	112,382	136,166	(23,784)
S&P SmallCap Health Care Portfolio	24,311,123	(308,943)	118,295	(427,238)
S&P SmallCap Industrials Portfolio	3,809,414	162,822	204,099	(41,277)
S&P SmallCap Information Technology Portfolio	2,553,892	30,842	90,713	(59,871)
S&P SmallCap Materials Portfolio	3,858,040	128,911	239,808	(110,897)
S&P SmallCap Utilities Portfolio	2,531,852	65,834	73,083	(7,249)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

40

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on March 23, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following funds (each a "Fund"):

PowerShares S&P SmallCap Consumer	PowerShares S&P SmallCap Industrials Discretionary Portfolio	Portfolio

PowerShares S&P SmallCap Consumer	PowerShares S&P SmallCap Information Staples Portfolio	Technology Portfolio

PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Utilities Portfolio

PowerShares S&P SmallCap Health Care Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of each Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed advisory fee, as compared to the expense ratios of various small-cap ETFs and sector ETFs, as well as the average expense ratios of the Funds' Lipper small-cap peer group and applicable Lipper sector peer group, both of which peer groups include ETF and non-ETF funds. The Trustees noted the Adviser's statement that, at this time, there are no comparable small-cap sector ETFs. The

41

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end actively managed funds that they had received in connection with the 2010 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all expenses of each Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that each Fund's unitary advisory fee generally was at the higher end of each ETF universe, but was lower than the average expense ratios of the Lipper small-cap and sector peer groups. The Trustees considered each Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees noted that each Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Trustees also noted the Adviser's representation that the Funds' advisory fees were competitive with those of their ETF peers. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the costs of services for the Funds and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Funds appeared to be reasonable in comparison with the costs of providing investment advisory services to the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

42

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC   P-SCS-SAR-1

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 28, 2010

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	June 28, 2010